John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 40.0%
India - 1.1%
Republic of India 7.590%, 01/11/2026	INR	150,000,000	$2,147,611
Indonesia - 17.9%
Republic of Indonesia
3.700%, 10/30/2049		$1,500,000	1,539,239
3.850%, 10/15/2030		2,513,000	2,776,277
4.750%, 02/11/2029 to 07/18/2047		5,000,000	5,783,654
6.125%, 05/15/2028	IDR	120,000,000,000	7,608,663
6.625%, 05/15/2033		86,945,000,000	5,328,406
7.000%, 05/15/2027 to 09/15/2030		74,000,000,000	4,955,035
8.375%, 03/15/2024 to 04/15/2039		113,000,000,000	8,014,437
			36,005,711
Malaysia - 7.1%
Government of Malaysia
3.418%, 08/15/2022	MYR	7,500,000	1,769,031
3.757%, 04/20/2023		26,000,000	6,217,515
4.181%, 07/15/2024		18,000,000	4,416,622
4.392%, 04/15/2026		8,000,000	2,013,723
			14,416,891
Philippines - 1.7%
Republic of the Philippines
3.625%, 09/09/2025	PHP	42,233,286	867,373
3.900%, 11/26/2022		131,000,000	2,573,742
			3,441,115
Singapore - 1.1%
Republic of Singapore 2.750%, 07/01/2023	SGD	3,000,000	2,281,877
South Korea - 9.1%
Export-Import Bank of Korea 6.200%, 08/07/2021	INR	137,000,000	1,813,824
Republic of Korea
1.875%, 06/10/2029	KRW	7,000,000,000	5,881,716
2.000%, 09/10/2022		4,800,000,000	3,978,752
2.375%, 03/10/2023		8,000,000,000	6,723,733
			18,398,025
Thailand - 2.0%
Kingdom of Thailand 1.200%, 07/14/2021	THB	129,865,200	3,953,660
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $83,501,486)			$80,644,890
CORPORATE BONDS - 60.3%
China - 8.4%
21Vianet Group, Inc. 7.875%, 10/15/2021		$2,000,000	1,967,510
China Aoyuan Group, Ltd. 7.950%, 09/07/2021		2,500,000	2,537,523
China Hongqiao Group, Ltd. 7.125%, 07/22/2022		1,700,000	1,557,965
China SCE Group Holdings, Ltd. 7.375%, 04/09/2024		3,000,000	2,850,862
Logan Property Holdings Company, Ltd. 5.750%, 01/14/2025		1,500,000	1,462,930
Longfor Group Holdings, Ltd. 3.950%, 09/16/2029		2,400,000	2,421,041
Yuzhou Properties Company, Ltd. 8.300%, 05/27/2025		1,300,000	1,194,958
Zhenro Properties Group, Ltd. 8.650%, 01/21/2023		3,000,000	3,000,622
			16,993,411
Hong Kong - 16.7%
AIA Group, Ltd. 4.875%, 03/11/2044		1,488,000	1,800,565
Asia Pacific Total Return Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Hong Kong (continued)
Bangkok Bank PCL (3.733% to 9-25-29, then 5 Year CMT + 1.900%) 09/25/2034 (A)		$1,053,000	$992,497
Chong Hing Bank, Ltd. (3.876% to 7-26-22, then 5 Year CMT + 2.030%) 07/26/2027		3,000,000	2,903,085
CMB Wing Lung Bank, Ltd. (3.750% to 11-22-22, then 5 Year CMT + 1.750%) 11/22/2027		3,000,000	3,052,770
CNAC HK Finbridge Company, Ltd. 3.875%, 06/19/2029		3,000,000	3,153,888
Coastal Emerald, Ltd. (4.300% to 8-1-24, then 5 Year CMT + 7.445%) 08/01/2024 (B)		3,000,000	3,001,872
Concord New Energy Group, Ltd. 7.900%, 01/23/2021		3,000,000	2,701,355
Far East Horizon, Ltd. (3 month LIBOR + 2.000%) 3.436%, 07/03/2021 (C)		2,300,000	2,259,798
GET International Investment Holdings, Ltd. 3.750%, 07/18/2022		1,151,000	1,148,166
Kasikornbank PCL (3.343% to 10-2-26, then 5 Year CMT + 1.700%) 10/02/2031		1,700,000	1,597,244
Shanghai Commercial Bank, Ltd. (3.750% to 11-29-22, then 5 Year CMT + 1.705%) 11/29/2027		3,000,000	3,013,740
Weichai International Hong Kong Energy Group Company, Ltd. (3.750% to 9-14-22, then 5 Year CMT + 6.084%) 09/14/2022 (B)		2,730,000	2,710,890
Yingde Gases Investment, Ltd. 6.250%, 01/19/2023 (A)		2,800,000	2,858,133
Zoomlion HK SPV Company, Ltd. 6.125%, 12/20/2022		2,500,000	2,500,000
			33,694,003
India - 6.1%
Greenko Investment Company 4.875%, 08/16/2023		2,100,000	2,000,860
Indian Railway Finance Corp., Ltd.
3.950%, 02/13/2050 (A)		2,611,000	2,438,245
3.950%, 02/13/2050		2,000,000	1,867,671
NTPC, Ltd.
3.750%, 04/03/2024		1,000,000	1,025,976
4.250%, 02/26/2026		2,000,000	2,094,253
Oil India, Ltd. 5.125%, 02/04/2029		824,000	863,355
ReNew Power Synthetic 6.670%, 03/12/2024		2,000,000	1,946,237
			12,236,597
Indonesia - 6.9%
ABM Investama Tbk PT 7.125%, 08/01/2022 (A)		2,800,000	1,540,014
Adaro Indonesia PT 4.250%, 10/31/2024 (A)		2,217,000	2,011,928
Bayan Resources Tbk PT 6.125%, 01/24/2023 (A)		2,157,000	1,881,615
Chandra Asri Petrochemical Tbk PT 4.950%, 11/08/2024		2,500,000	2,300,684
Jasa Marga Persero Tbk PT 7.500%, 12/11/2020 (A)	IDR	11,300,000,000	748,916

1

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Indonesia (continued)
Pertamina Persero PT 4.175%, 01/21/2050		$2,500,000	$2,448,130
Perusahaan Listrik Negara PT 6.150%, 05/21/2048		2,500,000	2,947,250
			13,878,537
Isle of Man - 1.2%
Gohl Capital, Ltd. 4.250%, 01/24/2027		2,500,000	2,464,607
Japan - 0.3%
Nippon Life Insurance Company (3.400% to 1-23-30, then 5 Year CMT + 2.612%) 01/23/2050 (A)		672,000	685,924
Malaysia - 2.0%
Press Metal Labuan, Ltd. 4.800%, 10/30/2022		2,800,000	2,438,014
SD International Sukuk, Ltd. 6.300%, 05/09/2022		2,000,000	1,560,050
			3,998,064
Mauritius - 1.4%
UPL Corp., Ltd. 4.500%, 03/08/2028		3,000,000	2,899,426
Singapore - 5.5%
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/2024 (A)		1,200,000	1,014,688
5.875%, 11/09/2024		1,800,000	1,522,033
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		2,160,000	1,808,913
Oil India International Pte, Ltd. 4.000%, 04/21/2027		1,040,000	1,014,658
Singapore Post, Ltd. (4.250% to 3-2-22, then 10 Year Singapore Swap Offered Rate + 3.692%) 03/02/2022 (B)	SGD	5,000,000	3,546,762
TBLA International Pte, Ltd. 7.000%, 01/24/2023		$2,500,000	2,138,943
			11,045,997
South Korea - 5.3%
DB Insurance Company, Ltd. 3.865%, 05/25/2027	KRW	8,000,000,000	7,095,139
The Korea Development Bank 7.000%, 11/30/2022 (A)	IDR	52,000,000,000	3,512,936
			10,608,075
Supranational - 2.4%
Asian Development Bank 6.450%, 08/08/2021	INR	360,000,000	4,841,340
Asia Pacific Total Return Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States - 2.3%
Incitec Pivot Finance LLC 3.950%, 08/03/2027	$2,225,000	$2,305,550
Resorts World Las Vegas LLC
4.625%, 04/16/2029 (A)	2,000,000	1,885,327
4.625%, 04/16/2029	600,000	565,598
		4,756,475
Virgin Islands, British - 1.8%
Franshion Brilliant, Ltd. (4.000% to 1-3-23, then 5 Year CMT + 5.238%) 01/03/2023 (B)	2,000,000	1,951,377
New Metro Global, Ltd. 6.500%, 04/23/2021	1,600,000	1,597,961
		3,549,338
TOTAL CORPORATE BONDS (Cost $125,490,043)		$121,651,794
SHORT-TERM INVESTMENTS - 1.7%
Short-term funds - 1.7%
Federated Government Obligations Fund, Institutional Class, 0.0914% (D)	3,397,086	3,397,086
TOTAL SHORT-TERM INVESTMENTS (Cost $3,397,086)		$3,397,086
Total Investments (Asia Pacific Total Return Bond Fund) (Cost $212,388,615) - 102.0%		$205,693,770
Other assets and liabilities, net - (2.0%)		(4,111,742)
TOTAL NET ASSETS - 100.0%		$201,582,028
Currency Abbreviations
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Bhat
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $21,379,136 or 10.6% of the fund's net assets as of 5-31-20.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 5-31-20.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	330	Short	Sep 2020	$(45,763,601)	$(45,890,625)	$(127,024)
						$(127,024)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
2

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.6%
Communication services – 14.6%
Entertainment – 4.1%
Netflix, Inc. (A)	166,482	$69,877,490
Spotify Technology SA (A)	28,072	5,079,067
		74,956,557
Interactive media and services – 10.5%
Alphabet, Inc., Class A (A)	32,406	46,454,649
Alphabet, Inc., Class C (A)	32,330	46,196,984
Facebook, Inc., Class A (A)	302,690	68,132,492
Tencent Holdings, Ltd.	529,449	28,672,765
		189,456,890
		264,413,447
Consumer discretionary – 20.8%
Automobiles – 3.2%
Tesla, Inc. (A)(B)	68,647	57,320,245
Hotels, restaurants and leisure – 1.5%
Chipotle Mexican Grill, Inc. (A)	26,810	26,914,827
Internet and direct marketing retail – 9.4%
Alibaba Group Holding, Ltd., ADR (A)	177,185	36,746,397
Amazon.com, Inc. (A)	54,452	132,991,933
		169,738,330
Specialty retail – 1.7%
The Home Depot, Inc. (B)	125,154	31,098,266
Textiles, apparel and luxury goods – 5.0%
Kering SA	37,101	19,450,564
Lululemon Athletica, Inc. (A)	145,729	43,732,544
NIKE, Inc., Class B	279,149	27,518,508
		90,701,616
		375,773,284
Consumer staples – 4.0%
Beverages – 0.7%
Constellation Brands, Inc., Class A	68,488	11,827,878
Food and staples retailing – 1.7%
Costco Wholesale Corp.	99,974	30,838,980
Personal products – 1.6%
The Estee Lauder Companies, Inc., Class A	151,286	29,874,446
		72,541,304
Financials – 2.7%
Capital markets – 2.7%
S&P Global, Inc.	78,789	25,608,001
The Goldman Sachs Group, Inc.	121,613	23,895,738
		49,503,739
Health care – 9.7%
Biotechnology – 2.2%
BioMarin Pharmaceutical, Inc. (A)	122,463	13,048,433
Vertex Pharmaceuticals, Inc. (A)(B)	93,705	26,983,292
		40,031,725
Health care equipment and supplies – 2.5%
Boston Scientific Corp. (A)	227,338	8,636,571
Danaher Corp.	62,667	10,440,949
DexCom, Inc. (A)(B)	49,892	18,874,643
Intuitive Surgical, Inc. (A)(B)	13,068	7,579,832
		45,531,995
Health care providers and services – 0.3%
Guardant Health, Inc. (A)	65,516	5,921,991
Life sciences tools and services – 0.7%
Illumina, Inc. (A)	32,168	11,678,592
Pharmaceuticals – 4.0%
AstraZeneca PLC, ADR (B)	758,459	41,411,861
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Company	202,645	$30,994,553
		72,406,414
		175,570,717
Industrials – 3.5%
Aerospace and defense – 0.9%
The Boeing Company	112,485	16,405,937
Road and rail – 2.6%
Uber Technologies, Inc. (A)	910,442	33,067,253
Union Pacific Corp.	80,994	13,757,641
		46,824,894
		63,230,831
Information technology – 43.6%
IT services – 14.4%
Adyen NV (A)(C)	28,139	36,898,152
FleetCor Technologies, Inc. (A)	38,819	9,463,684
Mastercard, Inc., Class A	218,203	65,655,101
PayPal Holdings, Inc. (A)	243,018	37,670,220
Shopify, Inc., Class A (A)	48,500	36,753,300
Twilio, Inc., Class A (A)(B)	108,437	21,427,151
Visa, Inc., Class A (B)	272,156	53,135,737
		261,003,345
Semiconductors and semiconductor equipment – 3.8%
NVIDIA Corp.	167,012	59,292,600
QUALCOMM, Inc.	103,039	8,333,794
		67,626,394
Software – 20.8%
Adobe, Inc. (A)	141,174	54,577,868
Atlassian Corp. PLC, Class A (A)	94,900	17,584,970
Coupa Software, Inc. (A)(B)	74,242	16,890,797
Crowdstrike Holdings, Inc., Class A (A)	184,083	16,164,328
Microsoft Corp.	575,334	105,429,956
RingCentral, Inc., Class A (A)	74,921	20,547,084
salesforce.com, Inc. (A)	350,897	61,333,287
ServiceNow, Inc. (A)	43,752	16,972,713
Splunk, Inc. (A)	160,707	29,865,789
The Trade Desk, Inc., Class A (A)(B)	47,524	14,806,577
Workday, Inc., Class A (A)(B)	119,148	21,855,318
		376,028,687
Technology hardware, storage and peripherals – 4.6%
Apple, Inc.	262,251	83,380,083
		788,038,509
Real estate – 0.7%
Equity real estate investment trusts – 0.7%
American Tower Corp.	49,484	12,775,284
TOTAL COMMON STOCKS (Cost $696,767,703)		$1,801,847,115
SHORT-TERM INVESTMENTS – 3.4%
Short-term funds – 3.4%
John Hancock Collateral Trust, 0.3653% (D)(E)	6,236,222	62,435,182
TOTAL SHORT-TERM INVESTMENTS (Cost $62,403,344)		$62,435,182
Total Investments (Capital Appreciation Fund) (Cost $759,171,047) – 103.0%		$1,864,282,297
Other assets and liabilities, net – (3.0%)		(54,841,641)
TOTAL NET ASSETS – 100.0%		$1,809,440,656
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $61,122,478.

3

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 5-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 64.6%
Communication services – 3.5%
Interactive media and services – 3.5%
Alphabet, Inc., Class A (A)	1	$1,434
Alphabet, Inc., Class C (A)(B)	19,292	27,566,725
Facebook, Inc., Class A (A)	85,600	19,267,704
		46,835,863
Consumer discretionary – 7.6%
Auto components – 0.6%
Aptiv PLC (B)	107,059	8,066,896
Hotels, restaurants and leisure – 5.1%
Hilton Worldwide Holdings, Inc. (B)	346,574	27,486,784
Marriott International, Inc., Class A	164,389	14,548,427
Yum! Brands, Inc. (B)	294,217	26,400,091
		68,435,302
Internet and direct marketing retail – 1.9%
Amazon.com, Inc. (A)	10,364	25,312,723
		101,814,921
Consumer staples – 2.4%
Beverages – 2.4%
Keurig Dr. Pepper, Inc.	1,154,557	32,235,231
Financials – 5.6%
Banks – 1.2%
The PNC Financial Services Group, Inc.	140,814	16,058,429
Capital markets – 1.6%
Intercontinental Exchange, Inc.	222,459	21,634,138
Insurance – 2.8%
Marsh & McLennan Companies, Inc.	344,423	36,481,284
		74,173,851
Health care – 13.6%
Health care equipment and supplies – 5.7%
Alcon, Inc. (A)	304,367	19,703,428
Becton, Dickinson and Company (B)	85,021	20,994,236
Boston Scientific Corp. (A)	46,496	1,766,383
Danaher Corp.	149,953	24,983,669
Envista Holdings Corp. (A)(C)	394,416	8,337,954
		75,785,670
Health care providers and services – 3.5%
Humana, Inc. (B)	65,306	26,817,909
UnitedHealth Group, Inc.	65,690	20,025,597
		46,843,506
Life sciences tools and services – 4.4%
Avantor, Inc. (A)(B)	361,940	6,866,002
PerkinElmer, Inc.	273,070	27,435,343
Thermo Fisher Scientific, Inc.	71,917	25,112,697
		59,414,042
		182,043,218
Industrials – 9.0%
Commercial services and supplies – 0.7%
Cintas Corp.	8,643	2,143,118
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Waste Connections, Inc.	79,069	$7,435,649
		9,578,767
Industrial conglomerates – 5.1%
General Electric Company	7,642,001	50,207,947
Roper Technologies, Inc. (B)	44,284	17,439,039
		67,646,986
Machinery – 3.2%
Fortive Corp.	501,664	30,591,471
Ingersoll Rand, Inc. (A)	423,123	11,932,069
		42,523,540
		119,749,293
Information technology – 14.0%
Electronic equipment, instruments and components – 0.6%
TE Connectivity, Ltd.	94,168	7,651,150
IT services – 6.4%
Fiserv, Inc. (A)	307,712	32,854,410
Global Payments, Inc. (B)	143,715	25,795,405
Visa, Inc., Class A (B)	135,522	26,459,315
		85,109,130
Semiconductors and semiconductor equipment – 2.9%
Maxim Integrated Products, Inc.	228,491	13,179,361
NXP Semiconductors NV (B)	269,330	25,882,613
		39,061,974
Software – 4.1%
Microsoft Corp. (B)	302,700	55,469,768
		187,292,022
Materials – 1.3%
Chemicals – 1.3%
Linde PLC	86,417	17,485,616
Utilities – 7.6%
Electric utilities – 4.7%
Alliant Energy Corp.	19,476	961,335
American Electric Power Company, Inc.	449,526	38,322,092
NextEra Energy, Inc. (B)	32,514	8,309,278
Xcel Energy, Inc. (B)	224,766	14,616,533
		62,209,238
Multi-utilities – 2.9%
Ameren Corp.	281,070	21,004,361
NiSource, Inc.	759,586	18,100,934
		39,105,295
		101,314,533
TOTAL COMMON STOCKS (Cost $710,600,621)		$862,944,548
PREFERRED SECURITIES – 4.6%
Financials – 1.4%
Banks – 1.3%
JPMorgan Chase & Co., 5.750%	13,406	361,158
U.S. Bancorp, 5.500%	45,103	1,232,665
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	27,000	722,250
Wells Fargo & Company, 7.500%	11,325	15,288,750
		17,604,823
Capital markets – 0.1%
The Charles Schwab Corp., 5.950%	8,000	210,400
The Charles Schwab Corp., 6.000%	49,668	1,263,057
		1,473,457
		19,078,280
Health care – 1.0%

4

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Health care equipment and supplies – 0.2%
Boston Scientific Corp., 5.500%	19,651	$2,145,614
Life sciences tools and services – 0.8%
Avantor, Inc., 6.250%	177,051	11,377,297
		13,522,911
Industrials – 0.2%
Machinery – 0.2%
Fortive Corp., 5.000%	3,052	2,456,097
Utilities – 2.0%
Electric utilities – 0.9%
Alabama Power Company, 5.000%	50,000	1,381,500
American Electric Power Company, Inc., 6.125% (C)	32,088	1,677,561
Duke Energy Corp., 5.625%	103,700	2,867,305
NextEra Energy, Inc., 5.279%	79,682	3,542,662
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	4,172	96,582
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	103,538	2,292,331
		11,857,941
Multi-utilities – 1.1%
CMS Energy Corp., 5.875%	140,644	3,800,201
CMS Energy Corp., 5.875%	191,300	5,090,493
DTE Energy Company, 5.250%	105,300	2,737,800
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	99,030	2,609,441
		14,237,935
		26,095,876
TOTAL PREFERRED SECURITIES (Cost $57,219,612)		$61,153,164
CORPORATE BONDS - 11.3%
Communication services - 3.6%
CCO Holdings LLC
4.000%, 03/01/2023 (D)	$1,235,000	1,244,287
5.000%, 02/01/2028 (D)	7,312,000	7,658,369
5.125%, 05/01/2027 (D)	4,930,000	5,176,599
5.875%, 04/01/2024 (D)	1,890,000	1,941,578
Charter Communications Operating LLC 3.579%, 07/23/2020	575,000	575,029
Level 3 Financing, Inc. 5.375%, 08/15/2022	414,000	414,985
Netflix, Inc.
4.375%, 11/15/2026	4,960,000	5,254,525
4.875%, 04/15/2028	5,810,000	6,202,175
5.500%, 02/15/2022	350,000	366,958
5.875%, 02/15/2025 to 11/15/2028	10,243,000	11,618,328
6.375%, 05/15/2029	4,450,000	5,217,625
Sirius XM Radio, Inc. 4.625%, 05/15/2023 (D)	1,170,000	1,172,785
T-Mobile USA, Inc.
6.000%, 03/01/2023	715,000	722,400
6.500%, 01/15/2026	330,000	348,249
		47,913,892
Consumer discretionary - 2.8%
Cedar Fair LP
5.250%, 07/15/2029 (D)	1,925,000	1,819,837
5.375%, 06/01/2024 to 04/15/2027	4,588,000	4,368,578
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024	280,000	280,000
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (D)	$5,280,000	$5,473,723
5.000%, 06/01/2024 (D)	2,635,000	2,697,160
5.250%, 06/01/2026 (D)	3,813,000	3,965,520
Marriott International, Inc. 3.125%, 06/15/2026	415,000	395,203
Marriott International, Inc. (3 month LIBOR + 0.650%) 1.649%, 03/08/2021 (E)	575,000	565,656
Service Corp. International 5.375%, 05/15/2024	1,475,000	1,508,188
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	2,495,000	2,345,300
5.500%, 04/15/2027 (D)	2,322,000	2,159,460
Yum! Brands, Inc.
3.750%, 11/01/2021	3,635,000	3,675,894
3.875%, 11/01/2020 to 11/01/2023	3,785,000	3,810,906
4.750%, 01/15/2030 (D)	420,000	435,380
5.350%, 11/01/2043	3,109,000	3,015,730
6.875%, 11/15/2037	925,000	971,250
		37,487,785
Energy - 0.1%
NuStar Logistics LP 4.800%, 09/01/2020	1,020,000	1,028,288
Financials - 1.0%
HUB International, Ltd. 7.000%, 05/01/2026 (D)	3,066,000	3,148,997
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	1,620,000	1,729,350
8.250%, 11/15/2026 (D)	1,935,000	2,113,988
State Street Corp. (5.250% to 9-15-20, then 3 month LIBOR + 3.597%) 09/15/2020 (F)	1,550,000	1,460,875
The Bank of New York Mellon Corp. (4.625% to 9-20-26, then 3 month LIBOR + 3.131%) 09/20/2026 (F)	810,000	789,750
The Bank of New York Mellon Corp. (4.950% to 9-20-20, then 3 month LIBOR + 3.420%) 09/20/2020 (F)	1,450,000	1,352,778
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (F)	1,660,000	1,660,000
U.S. Bancorp (5.300% to 4-15-27, then 3 month LIBOR + 2.914%) 04/15/2027 (F)	540,000	544,050
USI, Inc. 6.875%, 05/01/2025 (D)	575,000	589,139
		13,388,927
Health care - 1.5%
Avantor, Inc.
6.000%, 10/01/2024 (D)	2,870,000	3,012,897
9.000%, 10/01/2025 (D)	11,776,000	12,718,080
Elanco Animal Health, Inc. 4.662%, 08/27/2021	1,775,000	1,806,063
Hologic, Inc. 4.375%, 10/15/2025 (D)	905,000	925,172
Teleflex, Inc.
4.625%, 11/15/2027	707,000	737,309

5

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Teleflex, Inc. (continued)
4.875%, 06/01/2026	$1,311,000	$1,350,330
		20,549,851
Industrials - 0.9%
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	871,774	793,524
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) 01/21/2021 (F)	6,766,000	5,190,875
Korn Ferry 4.625%, 12/15/2027 (D)	480,000	439,200
Lennox International, Inc. 3.000%, 11/15/2023	510,000	524,091
Sensata Technologies BV
4.875%, 10/15/2023 (D)	1,057,000	1,086,068
5.000%, 10/01/2025 (D)	975,000	1,011,563
5.625%, 11/01/2024 (D)	415,000	434,156
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (D)	350,000	368,375
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	41,897	34,146
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	171,129	136,047
US Airways 2012-2 Class B Pass Through Trust 6.750%, 06/03/2021	239,336	173,518
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	400,894	322,720
US Airways 2013-1 Class B Pass Through Trust 5.375%, 11/15/2021	316,614	224,043
Welbilt, Inc. 9.500%, 02/15/2024	1,692,000	1,522,800
Xylem, Inc. 4.875%, 10/01/2021	100,000	105,215
		12,366,341
Information technology - 0.7%
Fiserv, Inc. 2.700%, 06/01/2020	1,590,000	1,590,000
Solera LLC 10.500%, 03/01/2024 (D)	8,115,000	8,246,869
		9,836,869
Materials - 0.2%
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023 (D)	1,000,000	1,012,500
Reynolds Group Issuer, Inc. (3 month LIBOR + 3.500%) 4.719%, 07/15/2021 (D)(E)	1,410,000	1,399,425
		2,411,925
Real estate - 0.3%
SBA Communications Corp.
3.875%, 02/15/2027 (D)	720,000	731,088
4.000%, 10/01/2022	2,000,000	2,027,920
4.875%, 09/01/2024	1,255,000	1,288,320
		4,047,328
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities - 0.2%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (F)	$2,650,000	$2,517,500
TOTAL CORPORATE BONDS (Cost $147,888,991)		$151,548,706
TERM LOANS (G) – 8.0%
Communication services – 0.1%
Formula One Management, Ltd., 2018 USD Term Loan B (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	2,265,000	2,131,931
Consumer discretionary – 0.1%
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%) 2.174%, 11/30/2023	992,513	944,307
Life Time, Inc., 2017 Term Loan B TBD 06/10/2022 (H)	75,000	66,094
		1,010,401
Consumer staples – 0.3%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%) 2.174%, 01/26/2024	104,052	101,927
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (6 month LIBOR + 4.250%) 5.322%, 10/01/2026	4,406,200	4,216,205
		4,318,132
Financials – 4.7%
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 2.750%) 2.924%, 05/09/2025	237,087	225,852
AmWINS Group, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%) 3.750%, 01/25/2024	437,734	429,710
Emerald TopCo, Inc., Term Loan (1 and 3 month LIBOR + 3.500%) 4.259%, 07/24/2026	3,099,419	2,970,794
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 4.020%, 04/25/2025	21,022,610	20,210,717
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 5.000%, 04/25/2025	3,491,250	3,412,802
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%) 3.424%, 10/01/2025	29,257,779	28,798,140
USI, Inc. 2020 Term Loan TBD 12/02/2026 (H)	1,375,000	1,292,500
USI, Inc., 2017 Repriced Term Loan (1 month LIBOR + 3.000%) 3.174%, 05/16/2024	5,234,375	5,021,074
		62,361,589
Health care – 0.6%
CPI Holdco LLC, 2019 Term Loan (3 month LIBOR + 4.250%) 5.700%, 11/04/2026	420,000	405,825
Dino Grandparent, Inc., 2019 Term Loan A3 (1 month LIBOR + 2.250%) 2.688%, 02/20/2023	3,450,000	3,312,000

6

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Health care (continued)
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.500%) 3.674%, 04/21/2027	$4,275,000	$4,037,225
		7,755,050
Industrials – 0.1%
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.174%, 03/29/2025	470,000	455,703
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%) 2.674%, 10/23/2025	575,000	490,763
		946,466
Information technology – 2.1%
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 4.000%, 04/29/2024	13,701,498	13,179,197
Gartner, Inc., 2016 Term Loan A (1 month LIBOR + 1.500%) 1.674%, 03/20/2022	342,698	339,271
Kronos, Inc., 2017 Term Loan B (3 month LIBOR + 3.000%) 3.330%, 11/01/2023	14,440,560	14,169,800
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.924%, 05/04/2026	691,525	668,089
		28,356,357
Materials – 0.0%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 2.171%, 10/20/2024	419,852	408,830
TOTAL TERM LOANS (Cost $109,550,735)		$107,288,756
SHORT-TERM INVESTMENTS – 11.7%
Short-term funds – 11.7%
John Hancock Collateral Trust, 0.3653% (I)(J)	175,654	1,758,598
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (I)	9,698,216	$9,698,216
T. Rowe Price Government Reserve Fund, 0.2523% (I)	144,555,145	144,555,145
TOTAL SHORT-TERM INVESTMENTS (Cost $156,011,525)		$156,011,959
Total Investments (Capital Appreciation Value Fund) (Cost $1,181,271,484) – 100.2%		$1,338,947,133
Other assets and liabilities, net – (0.2%)		(3,272,115)
TOTAL NET ASSETS – 100.0%		$1,335,675,018
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $1,716,916.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	The rate shown is the annualized seven-day yield as of 5-31-20.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls

CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	8	800	$64,056	$(84,431)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	8	800	60,376	(84,431)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	8	800	59,096	(84,431)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	5	500	31,885	(52,770)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	3	300	14,151	(9,753)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	2	200	9,374	(6,502)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	3	300	13,281	(9,753)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	3	300	12,741	(8,693)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	2	200	8,454	(5,796)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	3	300	11,991	(8,693)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	3	300	11,481	(7,729)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	2	200	7,654	(5,153)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	3	300	10,761	(7,729)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	3	300	10,341	(6,854)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	2	200	6,874	(4,570)
7

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	3	300	$9,651	$(6,854)
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	210	21,000	32,970	(20,355)
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	208	20,800	32,656	(20,161)
CITI	American Electric Power Company, Inc.	USD	115.00	Jan 2021	115	11,500	20,299	(2,983)
GSI	Aptiv PLC	USD	97.50	Jan 2021	43	4,300	23,904	(21,673)
GSI	Aptiv PLC	USD	97.50	Jan 2021	42	4,200	28,034	(21,169)
GSI	Aptiv PLC	USD	100.00	Jan 2021	43	4,300	20,470	(19,244)
GSI	Aptiv PLC	USD	100.00	Jan 2021	42	4,200	24,176	(18,797)
CSFB	Avantor, Inc.	USD	15.00	Jan 2021	118	11,800	13,995	(65,016)
CSFB	Avantor, Inc.	USD	20.00	Jan 2021	33	3,300	7,296	(8,186)
CSFB	Avantor, Inc.	USD	20.00	Jan 2021	136	13,600	31,810	(31,810)
CSFB	Avantor, Inc.	USD	22.50	Jan 2021	33	3,300	3,706	(5,207)
CSFB	Avantor, Inc.	USD	22.50	Jan 2021	136	13,600	16,646	(16,646)
GSI	Becton, Dickinson and Company	USD	260.00	Jan 2021	24	2,400	42,154	(36,854)
GSI	Becton, Dickinson and Company	USD	270.00	Jan 2021	24	2,400	33,735	(27,939)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2021	17	1,700	21,513	(14,704)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2021	17	1,700	23,551	(14,704)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	16	1,600	14,972	(7,267)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	36	3,600	32,897	(16,351)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	52	5,200	51,963	(23,619)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	45	4,500	54,590	(20,439)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	17	1,700	11,439	(7,722)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	17	1,700	12,735	(7,722)
JPM	Danaher Corp.	USD	150.00	Jan 2021	35	3,500	38,043	(90,266)
JPM	Danaher Corp.	USD	160.00	Jan 2021	35	3,500	46,960	(67,301)
JPM	Danaher Corp.	USD	180.00	Jan 2021	34	3,400	30,521	(31,784)
JPM	Danaher Corp.	USD	185.00	Jan 2021	68	6,800	32,174	(51,655)
JPM	Danaher Corp.	USD	190.00	Jan 2021	68	6,800	23,038	(41,560)
JPM	Danaher Corp.	USD	190.00	Jan 2021	34	3,400	20,275	(20,780)
JPM	Facebook, Inc., Class A	USD	195.00	Jan 2021	48	4,800	53,813	(210,618)
JPM	Facebook, Inc., Class A	USD	200.00	Jan 2021	48	4,800	45,947	(194,558)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	38	3,800	38,076	(41,914)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	33	3,300	32,736	(36,399)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	38	3,800	33,706	(37,146)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	33	3,300	28,941	(32,258)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	38	3,800	29,716	(32,830)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	33	3,300	25,311	(28,510)
JPM	General Electric Company	USD	8.00	Jan 2021	1,180	118,000	142,898	(80,151)
JPM	General Electric Company	USD	15.00	Jan 2021	1,312	131,200	68,224	(4,593)
JPM	General Electric Company	USD	15.00	Jan 2021	1,312	131,200	74,154	(4,593)
JPM	General Electric Company	USD	15.00	Jan 2021	2,441	244,100	205,410	(8,545)
JPM	General Electric Company	USD	15.00	Jan 2021	1,221	122,100	104,249	(4,274)
JPM	General Electric Company	USD	15.00	Jan 2021	734	73,400	64,049	(2,570)
GSI	Global Payments, Inc.	USD	185.00	Dec 2020	16	1,600	22,600	(28,220)
GSI	Global Payments, Inc.	USD	185.00	Dec 2020	18	1,800	26,076	(31,747)
GSI	Global Payments, Inc.	USD	195.00	Dec 2020	16	1,600	16,288	(21,480)
GSI	Global Payments, Inc.	USD	195.00	Dec 2020	18	1,800	19,050	(24,165)
CSFB	Hilton Worldwide Holdings, Inc.	USD	87.50	Jan 2021	12	1,200	9,068	(10,382)
CSFB	Hilton Worldwide Holdings, Inc.	USD	90.00	Jan 2021	12	1,200	7,981	(9,219)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2021	33	3,300	17,849	(2,836)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2021	1	100	551	(86)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2021	32	3,200	12,545	(1,848)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2021	1	100	398	(58)
CSFB	Humana, Inc.	USD	370.00	Jan 2021	24	2,400	81,089	(169,874)
CSFB	Humana, Inc.	USD	380.00	Jan 2021	24	2,400	70,776	(154,451)
CSFB	Humana, Inc.	USD	420.00	Jan 2021	18	1,800	49,795	(75,572)
CSFB	Humana, Inc.	USD	430.00	Jan 2021	18	1,800	43,207	(67,074)
JPM	Ingersoll Rand, Inc.	USD	35.00	Dec 2020	169	16,900	25,666	(25,023)
JPM	Intercontinental Exchange, Inc.	USD	100.00	Jan 2021	68	6,800	40,276	(48,720)
JPM	Intercontinental Exchange, Inc.	USD	105.00	Jan 2021	68	6,800	27,474	(34,522)
CITI	Keurig Dr. Pepper, Inc.	USD	29.00	Oct 2020	230	23,000	24,189	(32,167)
CITI	Keurig Dr. Pepper, Inc.	USD	30.00	Oct 2020	236	23,600	29,354	(24,530)
CITI	Keurig Dr. Pepper, Inc.	USD	31.00	Oct 2020	236	23,600	22,885	(17,921)
CITI	Microsoft Corp.	USD	165.00	Jan 2021	141	14,100	179,387	(401,100)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	283	28,300	191,053	(805,045)
8

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	270	27,000	$186,840	$(768,064)
CITI	Microsoft Corp.	USD	170.00	Jan 2021	141	14,100	151,888	(354,395)
JPM	Microsoft Corp.	USD	170.00	Jan 2021	355	35,500	385,885	(892,271)
JPM	Microsoft Corp.	USD	170.00	Jan 2021	189	18,900	200,966	(475,040)
CSFB	NextEra Energy, Inc.	USD	310.00	Jan 2021	26	2,600	21,801	(10,203)
CSFB	NextEra Energy, Inc.	USD	320.00	Jan 2021	27	2,700	16,033	(7,216)
JPM	NXP Semiconductors NV	USD	115.00	Jan 2021	29	2,900	29,098	(19,980)
JPM	NXP Semiconductors NV	USD	125.00	Jan 2021	29	2,900	19,777	(12,865)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	37	3,700	25,907	(7,918)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	86	8,600	63,709	(18,403)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	204	20,400	154,550	(43,654)
JPM	PerkinElmer, Inc.	USD	110.00	Dec 2020	6	600	3,160	(3,456)
JPM	PerkinElmer, Inc.	USD	110.00	Dec 2020	39	3,900	22,054	(22,054)
JPM	PerkinElmer, Inc.	USD	115.00	Dec 2020	6	600	1,551	(2,568)
JPM	PerkinElmer, Inc.	USD	115.00	Dec 2020	39	3,900	8,589	(8,589)
GSI	Roper Technologies, Inc.	USD	430.00	Aug 2020	22	2,200	16,687	(17,829)
GSI	Roper Technologies, Inc.	USD	370.00	Nov 2020	23	2,300	39,250	(106,874)
GSI	Roper Technologies, Inc.	USD	390.00	Nov 2020	23	2,300	21,369	(79,130)
GSI	Roper Technologies, Inc.	USD	420.00	Nov 2020	23	2,300	29,256	(46,531)
GSI	Roper Technologies, Inc.	USD	440.00	Nov 2020	23	2,300	16,574	(30,842)
RBC	Thermo Fisher Scientific, Inc.	USD	370.00	Jan 2021	22	2,200	30,928	(49,432)
RBC	Thermo Fisher Scientific, Inc.	USD	390.00	Jan 2021	23	2,300	19,048	(35,864)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	37	3,700	28,848	(47,454)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	69	6,900	48,803	(88,495)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	15	1,500	10,643	(19,238)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	6	600	5,576	(7,695)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	23	2,300	39,425	(51,760)
JPM	UnitedHealth Group, Inc.	USD	330.00	Jan 2021	23	2,300	31,738	(42,225)
GSI	Visa, Inc., Class A	USD	185.00	Jan 2021	24	2,400	43,366	(61,088)
GSI	Visa, Inc., Class A	USD	195.00	Jan 2021	24	2,400	33,143	(47,230)
GSI	Visa, Inc., Class A	USD	200.00	Jan 2021	46	4,600	51,492	(78,644)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	45	4,500	35,853	(56,626)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	57	5,700	72,080	(71,726)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	23	2,300	29,671	(28,942)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	23	2,300	20,289	(20,550)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	102	10,200	79,529	(62,255)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	62	6,200	44,082	(37,841)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	24	2,400	22,625	(14,648)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	29	2,900	29,669	(17,700)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	102	10,200	64,648	(50,680)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	62	6,200	35,861	(30,805)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	102	10,200	52,316	(40,830)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	62	6,200	28,824	(24,818)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	24	2,400	15,333	(9,607)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	29	2,900	20,406	(11,608)
CSFB	Xcel Energy, Inc.	USD	60.00	Oct 2020	85	8,500	34,459	(59,785)
CSFB	Xcel Energy, Inc.	USD	65.00	Oct 2020	85	8,500	17,264	(32,975)
CSFB	Xcel Energy, Inc.	USD	65.00	Oct 2020	118	11,800	61,419	(45,777)
CSFB	Xcel Energy, Inc.	USD	70.00	Dec 2020	92	9,200	25,705	(23,934)
CSFB	Xcel Energy, Inc.	USD	70.00	Dec 2020	91	9,100	13,677	(23,674)
CSFB	Xcel Energy, Inc.	USD	75.00	Dec 2020	92	9,200	11,353	(10,972)
BOA	Yum! Brands, Inc.	USD	95.00	Jan 2021	17	1,700	11,237	(11,247)
BOA	Yum! Brands, Inc.	USD	95.00	Jan 2021	52	5,200	29,254	(34,403)
BOA	Yum! Brands, Inc.	USD	100.00	Jan 2021	17	1,700	8,279	(8,017)
BOA	Yum! Brands, Inc.	USD	100.00	Jan 2021	52	5,200	20,928	(24,522)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2021	57	5,700	28,320	(26,880)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2021	57	5,700	24,418	(24,418)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2021	57	5,700	19,464	(18,578)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2021	57	5,700	15,637	(15,637)
							$5,584,030	$(8,127,517)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
9

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 54.4%
U.S. Government – 14.0%
U.S. Treasury Bonds
1.250%, 05/15/2050	$15,391,000	$14,751,312
2.000%, 02/15/2050	8,089,000	9,247,054
2.375%, 11/15/2049	11,055,000	13,623,560
2.750%, 11/15/2042	58,091,000	74,113,678
2.875%, 05/15/2043	33,130,000	43,164,766
3.125%, 08/15/2044	11,528,000	15,692,040
U.S. Treasury Notes
0.125%, 04/30/2022 to 05/15/2023	37,007,000	36,978,787
0.250%, 05/31/2025	33,147,000	33,064,133
0.375%, 03/31/2022	6,736,000	6,761,260
0.375%, 04/30/2025 (A)	7,873,000	7,899,756
0.500%, 04/30/2027	10,216,000	10,221,188
0.625%, 05/15/2030	31,710,000	31,620,816
1.125%, 05/15/2040	42,177,000	41,742,050
2.500%, 02/28/2026	16,098,000	18,018,441
2.625%, 03/31/2025	8,153,000	9,059,703
2.875%, 11/30/2025	1,599,000	1,816,489
		367,775,033
U.S. Government Agency – 40.4%
Federal Home Loan Mortgage Corp.
2.500%, 05/01/2031 to 03/01/2050	1,518,493	1,605,688
3.000%, 12/01/2049 to 02/01/2050	5,183,359	5,554,583
3.500%, 02/01/2048 to 11/01/2049	15,987,122	17,184,282
4.000%, 01/01/2035 to 11/01/2049	86,687,810	94,820,946
4.500%, 06/01/2039 to 08/01/2049	33,034,217	36,652,407
5.000%, 05/01/2048 to 03/01/2049	14,912,458	16,852,154
Federal National Mortgage Association
2.000%, TBA (B)	35,900,000	37,006,291
2.500%, TBA (B)	201,000,000	208,120,051
2.500%, 11/01/2028 to 08/01/2031	3,896,704	4,082,507
2.661%, (12 month LIBOR + 1.586%), 01/01/2046 (C)	8,217,983	8,497,882
2.754%, (12 month LIBOR + 1.579%), 06/01/2045 (C)	2,275,336	2,350,246
3.000%, 12/01/2034 to 02/01/2050	6,956,886	7,436,120
3.500%, 06/01/2049 to 11/01/2049	12,485,196	13,282,259
4.000%, 07/01/2033 to 01/01/2059	186,819,393	205,591,757
4.500%, 05/01/2034 to 01/01/2059	88,566,213	99,389,465
5.000%, 07/01/2044 to 11/01/2049	94,169,884	106,885,438
5.500%, 12/01/2048 to 06/01/2049	11,505,771	12,977,411
Government National Mortgage Association
2.000%, TBA (B)	2,500,000	2,579,964
2.500%, TBA (B)	10,300,000	10,835,623
3.000%, TBA (B)	17,000,000	17,996,355
3.000%, 02/20/2050 to 03/20/2050	12,547,174	13,455,577
3.500%, 01/20/2048 to 08/20/2049	6,668,624	7,231,553
4.000%, 04/20/2047 to 07/20/2049	69,478,155	75,043,912
4.500%, 08/15/2047 to 05/20/2049	15,360,242	16,872,357
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
5.000%, 12/20/2039 to 03/20/2049	$31,746,553	$34,886,724
		1,057,191,552
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,401,173,371)		$1,424,966,585
FOREIGN GOVERNMENT OBLIGATIONS – 1.4%
Indonesia – 0.1%
Republic of Indonesia 4.450%, 04/15/2070	1,386,000	1,537,704
Israel – 0.1%
State of Israel
3.375%, 01/15/2050	818,000	863,857
4.500%, 04/03/2120	913,000	1,110,098
		1,973,955
Japan – 0.1%
Japan Bank for International Cooperation 1.750%, 10/17/2024	2,264,000	2,357,872
Mexico – 0.5%
Government of Mexico
3.250%, 04/16/2030	2,838,000	2,799,715
3.900%, 04/27/2025	2,019,000	2,127,017
4.500%, 04/22/2029	4,818,000	5,203,440
4.600%, 02/10/2048	746,000	772,110
4.750%, 03/08/2044	1,050,000	1,095,675
5.000%, 04/27/2051	1,087,000	1,167,438
		13,165,395
Paraguay – 0.1%
Republic of Paraguay
4.950%, 04/28/2031 (D)	1,390,000	1,494,250
5.400%, 03/30/2050 (D)	2,269,000	2,503,864
		3,998,114
Peru – 0.1%
Republic of Peru
2.392%, 01/23/2026	955,000	987,470
2.783%, 01/23/2031	557,000	587,078
		1,574,548
Qatar – 0.2%
State of Qatar
3.400%, 04/16/2025 (D)	3,436,000	3,668,755
3.750%, 04/16/2030 (D)	2,262,000	2,516,475
		6,185,230
United Arab Emirates – 0.2%
Republic of United Arab Emirates
2.500%, 04/16/2025 (D)	4,504,000	4,676,278
3.875%, 04/16/2050 (D)	408,000	464,610
		5,140,888
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $33,930,493)		$35,933,706

10

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS – 31.7%
Communication services – 3.1%
America Movil SAB de CV 2.875%, 05/07/2030	$2,400,000	$2,498,448
AT&T, Inc.
2.300%, 06/01/2027	2,532,000	2,561,074
2.750%, 06/01/2031	2,532,000	2,549,465
3.000%, 02/15/2022 to 06/30/2022	3,372,000	3,497,387
3.400%, 05/15/2025	3,262,000	3,517,188
3.500%, 06/01/2041	844,000	849,703
3.600%, 02/17/2023	1,561,000	1,658,860
3.650%, 06/01/2051	802,000	808,118
3.850%, 06/01/2060	844,000	858,196
3.875%, 08/15/2021	1,248,000	1,294,713
3.900%, 03/11/2024	931,000	1,008,406
4.300%, 02/15/2030	1,820,000	2,067,995
4.500%, 03/09/2048	674,000	767,185
4.850%, 03/01/2039	821,000	961,815
5.150%, 02/15/2050	1,550,000	1,937,172
5.250%, 03/01/2037	486,000	593,722
5.350%, 12/15/2043	406,000	492,149
5.375%, 10/15/2041	652,000	796,242
Charter Communications Operating LLC
4.464%, 07/23/2022	805,000	857,291
4.800%, 03/01/2050	636,000	708,206
Comcast Corp.
1.950%, 01/15/2031	2,954,000	2,957,875
2.650%, 02/01/2030	1,143,000	1,218,379
2.800%, 01/15/2051	1,292,000	1,271,268
3.100%, 04/01/2025	1,723,000	1,883,089
3.700%, 04/15/2024	1,632,000	1,804,676
3.750%, 04/01/2040	1,923,000	2,203,814
3.950%, 10/15/2025	1,475,000	1,689,743
4.150%, 10/15/2028	1,972,000	2,332,820
4.600%, 10/15/2038	2,067,000	2,565,790
Discovery Communications LLC
3.625%, 05/15/2030	1,764,000	1,863,650
4.650%, 05/15/2050	1,174,000	1,248,022
The Walt Disney Company
3.500%, 05/13/2040	960,000	1,050,354
3.600%, 01/13/2051	1,670,000	1,867,055
3.800%, 05/13/2060	599,000	680,829
Time Warner Cable LLC 6.550%, 05/01/2037	581,000	741,166
T-Mobile USA, Inc.
3.500%, 04/15/2025 (D)	3,664,000	3,923,668
3.750%, 04/15/2027 (D)	2,786,000	3,012,195
3.875%, 04/15/2030 (D)	1,823,000	1,976,278
Verizon Communications, Inc.
3.000%, 03/22/2027	799,000	870,206
3.500%, 11/01/2024	1,967,000	2,165,021
4.016%, 12/03/2029	949,000	1,118,157
4.272%, 01/15/2036	362,000	436,162
4.400%, 11/01/2034	1,768,000	2,169,315
4.522%, 09/15/2048	1,028,000	1,339,189
ViacomCBS, Inc.
4.200%, 05/19/2032	2,477,000	2,557,396
4.375%, 03/15/2043	246,000	234,563
4.600%, 01/15/2045	158,000	152,880
4.750%, 05/15/2025	1,398,000	1,538,071
4.950%, 01/15/2031	799,000	884,119
5.850%, 09/01/2043	591,000	639,897
Vodafone Group PLC 4.250%, 09/17/2050	1,492,000	1,713,035
		80,392,017
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary – 1.4%
Advance Auto Parts, Inc. 3.900%, 04/15/2030 (D)	$2,345,000	$2,395,056
AutoNation, Inc. 4.750%, 06/01/2030	1,263,000	1,314,927
Daimler Finance North America LLC 2.125%, 03/10/2025 (D)	2,381,000	2,298,714
General Motors Company
5.400%, 04/01/2048	1,256,000	1,209,788
5.950%, 04/01/2049	218,000	223,930
General Motors Financial Company, Inc.
2.900%, 02/26/2025	2,134,000	2,072,621
3.950%, 04/13/2024	213,000	213,769
4.350%, 04/09/2025	458,000	465,315
5.200%, 03/20/2023	2,608,000	2,714,999
Lowe's Companies, Inc.
4.000%, 04/15/2025	914,000	1,033,230
5.000%, 04/15/2040	1,030,000	1,314,769
5.125%, 04/15/2050	276,000	371,536
Marriott International, Inc. 4.625%, 06/15/2030	1,981,000	2,027,244
McDonald's Corp.
1.450%, 09/01/2025	1,687,000	1,719,874
2.125%, 03/01/2030	240,000	242,803
2.625%, 09/01/2029	500,000	521,382
NIKE, Inc.
2.400%, 03/27/2025	1,246,000	1,336,615
2.750%, 03/27/2027	831,000	908,615
2.850%, 03/27/2030	819,000	910,041
3.375%, 03/27/2050	949,000	1,097,188
O'Reilly Automotive, Inc. 4.200%, 04/01/2030	1,732,000	1,954,512
Starbucks Corp.
1.300%, 05/07/2022	1,000,000	1,013,167
2.550%, 11/15/2030	858,000	876,390
3.350%, 03/12/2050	423,000	419,236
3.500%, 11/15/2050	604,000	616,208
The Home Depot, Inc.
2.500%, 04/15/2027	1,042,000	1,134,749
2.700%, 04/15/2030	434,000	473,694
2.950%, 06/15/2029	136,000	151,026
3.125%, 12/15/2049	1,845,000	2,013,786
The Leland Stanford Junior University 1.289%, 06/01/2027	323,000	323,000
The Trustees of the University of Pennsylvania 3.610%, 02/15/2119	954,000	1,077,984
Toyota Motor Credit Corp.
1.350%, 08/25/2023	2,418,000	2,439,219
2.150%, 02/13/2030	536,000	543,209
		37,428,596
Consumer staples – 2.0%
Altria Group, Inc.
2.350%, 05/06/2025	1,286,000	1,332,140
3.400%, 05/06/2030	1,034,000	1,090,769
4.450%, 05/06/2050	1,054,000	1,137,788
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	1,530,000	1,744,486
4.900%, 02/01/2046	246,000	285,258
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025	1,775,000	1,994,800
4.600%, 04/15/2048	1,128,000	1,254,099
Bacardi, Ltd. 5.300%, 05/15/2048 (D)	209,000	250,599
BAT Capital Corp.
3.215%, 09/06/2026	890,000	926,751

11

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
BAT Capital Corp. (continued)
3.557%, 08/15/2027	$2,607,000	$2,739,168
4.390%, 08/15/2037	126,000	132,247
4.700%, 04/02/2027	1,803,000	2,016,516
Constellation Brands, Inc.
3.200%, 02/15/2023	412,000	437,754
3.700%, 12/06/2026	693,000	765,411
3.750%, 05/01/2050	1,265,000	1,302,346
4.400%, 11/15/2025	124,000	141,327
Costco Wholesale Corp.
1.600%, 04/20/2030	4,776,000	4,813,064
1.750%, 04/20/2032	1,225,000	1,232,305
Danone SA 2.947%, 11/02/2026 (D)	4,882,000	5,322,962
Dollar General Corp.
3.500%, 04/03/2030	955,000	1,067,978
4.125%, 04/03/2050	181,000	215,228
General Mills, Inc. 2.875%, 04/15/2030	2,571,000	2,763,789
Ingredion, Inc.
2.900%, 06/01/2030	2,463,000	2,573,467
3.900%, 06/01/2050	762,000	853,345
Keurig Dr Pepper, Inc. 3.800%, 05/01/2050	822,000	894,807
Mondelez International, Inc. 1.500%, 05/04/2025	1,667,000	1,699,862
PepsiCo, Inc.
2.250%, 03/19/2025	1,096,000	1,170,850
2.625%, 03/19/2027	738,000	807,111
Reynolds American, Inc. 5.850%, 08/15/2045	923,000	1,107,036
Sysco Corp. 6.600%, 04/01/2050	445,000	574,603
The Coca-Cola Company 2.600%, 06/01/2050	1,957,000	1,926,456
The Procter & Gamble Company
2.800%, 03/25/2027	403,000	447,056
3.000%, 03/25/2030	516,000	591,274
3.550%, 03/25/2040	260,000	313,694
3.600%, 03/25/2050	439,000	551,174
Walmart, Inc.
3.050%, 07/08/2026	792,000	888,328
3.550%, 06/26/2025	1,752,000	1,978,469
3.700%, 06/26/2028	2,061,000	2,437,680
4.050%, 06/29/2048	22,000	28,250
		51,810,247
Energy – 2.9%
BP Capital Markets America, Inc.
3.194%, 04/06/2025	2,095,000	2,272,955
3.543%, 04/06/2027	2,111,000	2,300,118
Chevron Corp.
1.141%, 05/11/2023	3,004,000	3,060,000
1.554%, 05/11/2025	4,178,000	4,306,548
1.995%, 05/11/2027	1,043,000	1,088,884
2.236%, 05/11/2030	2,671,000	2,814,931
3.078%, 05/11/2050	1,758,000	1,887,873
Devon Energy Corp.
5.000%, 06/15/2045	447,000	396,570
5.600%, 07/15/2041	635,000	588,492
Diamondback Energy, Inc. 3.250%, 12/01/2026	2,012,000	1,953,834
Ecopetrol SA
5.875%, 05/28/2045	839,000	872,560
6.875%, 04/29/2030	2,217,000	2,530,706
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge, Inc.
2.500%, 01/15/2025	$3,724,000	$3,833,476
3.125%, 11/15/2029	1,715,000	1,776,748
Energy Transfer Operating LP
6.050%, 06/01/2041	394,000	415,050
6.125%, 12/15/2045	331,000	345,576
Enterprise Products Operating LLC
3.700%, 01/31/2051	788,000	792,698
3.950%, 01/31/2060	872,000	872,026
4.200%, 01/31/2050	319,000	342,507
EOG Resources, Inc. 4.375%, 04/15/2030	1,552,000	1,831,189
Equinor ASA
1.750%, 01/22/2026	1,207,000	1,232,784
2.375%, 05/22/2030	805,000	829,952
3.250%, 11/18/2049	619,000	651,603
Exxon Mobil Corp.
1.571%, 04/15/2023	3,831,000	3,933,850
2.992%, 03/19/2025	799,000	874,682
3.452%, 04/15/2051	692,000	756,678
Magellan Midstream Partners LP 3.250%, 06/01/2030	1,612,000	1,673,065
Marathon Oil Corp. 4.400%, 07/15/2027	1,547,000	1,415,247
Marathon Petroleum Corp.
3.625%, 09/15/2024	2,220,000	2,307,979
4.500%, 05/01/2023 to 04/01/2048	1,010,000	1,050,547
4.700%, 05/01/2025	1,472,000	1,621,675
4.750%, 12/15/2023	675,000	728,443
Noble Energy, Inc.
3.850%, 01/15/2028	399,000	362,880
3.900%, 11/15/2024	922,000	911,362
4.200%, 10/15/2049	1,187,000	962,128
4.950%, 08/15/2047	995,000	850,160
ONEOK, Inc. 3.400%, 09/01/2029	161,000	148,820
Ovintiv, Inc.
6.500%, 02/01/2038	423,000	322,978
6.625%, 08/15/2037	443,000	329,623
Petroleos Mexicanos
2.378%, 04/15/2025	437,500	454,089
2.460%, 12/15/2025	2,040,600	2,121,918
Plains All American Pipeline LP
3.550%, 12/15/2029	1,593,000	1,504,562
4.900%, 02/15/2045	366,000	333,876
Schlumberger Finance Canada, Ltd. 2.650%, 11/20/2022 (D)	851,000	864,136
Suncor Energy, Inc.
2.800%, 05/15/2023	2,075,000	2,125,846
3.100%, 05/15/2025	1,672,000	1,749,979
Sunoco Logistics Partners Operations LP
5.300%, 04/01/2044	529,000	521,951
5.350%, 05/15/2045	108,000	105,460
Tennessee Gas Pipeline Company LLC 2.900%, 03/01/2030 (D)	2,127,000	2,154,215
The Williams Companies, Inc.
3.900%, 01/15/2025	597,000	638,573
5.400%, 03/04/2044	845,000	929,288
Total Capital International SA 3.127%, 05/29/2050	1,233,000	1,245,775
TransCanada PipeLines, Ltd.
3.750%, 10/16/2023	1,995,000	2,145,455
4.625%, 03/01/2034	589,000	674,924
4.875%, 01/15/2026	247,000	286,265

12

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Transcontinental Gas Pipe Line Company LLC
3.250%, 05/15/2030 (D)	$834,000	$887,502
3.950%, 05/15/2050 (D)	1,428,000	1,515,534
		75,506,545
Financials – 9.0%
American Financial Group, Inc. 5.250%, 04/02/2030	2,170,000	2,416,331
American International Group, Inc.
2.500%, 06/30/2025	4,773,000	4,937,118
3.400%, 06/30/2030	1,777,000	1,864,685
4.200%, 04/01/2028	1,266,000	1,406,803
4.500%, 07/16/2044	1,128,000	1,266,371
4.750%, 04/01/2048	1,748,000	2,026,301
Ameriprise Financial, Inc. 3.000%, 04/02/2025	1,418,000	1,522,659
Asian Development Bank 0.625%, 04/07/2022	7,527,000	7,568,658
Athene Holding, Ltd. 6.150%, 04/03/2030	2,646,000	2,890,088
Banco Santander Mexico SA 5.375%, 04/17/2025 (D)	999,000	1,070,179
Banco Santander SA
2.746%, 05/28/2025	1,600,000	1,633,052
3.490%, 05/28/2030	600,000	614,349
Bank of America Corp.
4.125%, 01/22/2024	282,000	310,623
4.183%, 11/25/2027	2,388,000	2,678,767
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025	5,131,000	5,339,383
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	761,000	782,188
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	4,472,000	4,672,840
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025	3,016,000	3,213,580
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	5,759,000	6,265,973
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	4,245,000	4,885,037
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030	2,779,000	3,096,948
BNP Paribas SA (2.819% to 11-19-24, then 3 month LIBOR + 1.111%) 11/19/2025 (D)	4,984,000	5,118,552
BNP Paribas SA (3.052% to 1-13-30, then SOFR + 1.507%) 01/13/2031 (D)	2,034,000	2,083,225
Brighthouse Financial, Inc. 4.700%, 06/22/2047	945,000	832,381
Brookfield Finance, Inc. 4.350%, 04/15/2030	1,672,000	1,829,752
Capital One Financial Corp.
2.600%, 05/11/2023	5,622,000	5,772,930
3.650%, 05/11/2027	1,598,000	1,667,414
Citigroup, Inc. 3.200%, 10/21/2026	1,562,000	1,671,363
Citigroup, Inc. (2.572% to 6-3-30, then SOFR + 2.107%) 06/03/2031	3,233,000	3,229,755
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%) 11/05/2030	$2,404,000	$2,499,299
Citigroup, Inc. (3.106% to 4-8-25, then SOFR + 2.750%) 04/08/2026	9,059,000	9,537,422
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	5,396,000	6,214,765
Credit Agricole SA 2.375%, 01/22/2025 (D)	3,143,000	3,265,013
Credit Suisse Group AG 3.574%, 01/09/2023 (D)	4,173,000	4,302,393
Credit Suisse Group AG (2.997% to 12-14-22, then 3 month LIBOR + 1.200%) 12/14/2023 (D)	1,471,000	1,517,183
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 06/09/2023	1,326,000	1,407,652
Danske Bank A/S 5.000%, 01/12/2022 (D)	2,133,000	2,234,802
Danske Bank A/S (3.001% to 9-20-21, then 3 month LIBOR + 1.249%) 09/20/2022 (D)	4,164,000	4,206,239
Danske Bank A/S (3.244% to 12-20-24, then 3 month LIBOR + 1.591%) 12/20/2025 (D)	3,884,000	3,966,637
Element Fleet Management Corp. 3.850%, 06/15/2025 (D)	1,617,000	1,623,239
Federal Realty Investment Trust 3.950%, 01/15/2024	1,252,000	1,300,530
GE Capital Funding LLC 3.450%, 05/15/2025 (D)	3,378,000	3,432,876
GE Capital International Funding Company Unlimited Company 4.418%, 11/15/2035	3,420,000	3,414,641
Inter-American Development Bank 0.875%, 04/03/2025	3,328,000	3,383,797
JPMorgan Chase & Co. 2.950%, 10/01/2026	250,000	269,520
JPMorgan Chase & Co. (1.514% to 6-1-23, then SOFR + 1.455%) 06/01/2024	8,051,000	8,107,576
JPMorgan Chase & Co. (2.182% to 6-1-27, then SOFR + 1.890%) 06/01/2028	2,415,000	2,430,070
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	3,344,000	3,442,635
JPMorgan Chase & Co. (3.207% to 4-1-22, then 3 month LIBOR + 0.695%) 04/01/2023	2,751,000	2,857,895
JPMorgan Chase & Co. (4.493% to 3-24-30, then SOFR + 3.790%) 03/24/2031	958,000	1,137,804
Landwirtschaftliche Rentenbank 0.500%, 05/27/2025	4,831,000	4,825,883
Lincoln National Corp. 3.050%, 01/15/2030	2,751,000	2,750,333
Lloyds Banking Group PLC (3.870% to 7-9-24, then 1 Year CMT + 3.500%) 07/09/2025	4,678,000	4,968,016
MDGH - GMTN BV 2.875%, 11/07/2029 (D)	1,466,000	1,519,143
Morgan Stanley 2.750%, 05/19/2022	3,141,000	3,261,252

13

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nationwide Building Society (4.363% to 8-1-23, then 3 month LIBOR + 1.392%) 08/01/2024 (D)	$1,634,000	$1,749,085
Nationwide Financial Services, Inc. 3.900%, 11/30/2049 (D)	2,025,000	1,981,117
Nationwide Mutual Insurance Company 4.350%, 04/30/2050 (D)	1,055,000	1,072,129
Nomura Holdings, Inc.
2.648%, 01/16/2025	1,591,000	1,642,937
3.103%, 01/16/2030	4,147,000	4,179,654
Prudential Financial, Inc.
1.500%, 03/10/2026	3,211,000	3,237,670
4.350%, 02/25/2050	813,000	928,229
Realty Income Corp. 3.250%, 01/15/2031	1,800,000	1,839,701
Regency Centers LP 3.700%, 06/15/2030	588,000	604,952
Santander Holdings USA, Inc. 3.450%, 06/02/2025	2,426,000	2,449,615
Scentre Group Trust 3.625%, 01/28/2026 (D)	1,248,000	1,266,800
Societe Generale SA 2.625%, 10/16/2024 to 01/22/2025 (D)	4,385,000	4,403,013
Standard Chartered PLC (4.644% to 4-1-30, then 5 Year CMT + 3.850%) 04/01/2031 (D)	406,000	452,774
State Street Corp. (2.825% to 3-30-22, then SOFR + 2.690%) 03/30/2023 (D)	2,166,000	2,239,761
Swedish Export Credit 0.750%, 04/06/2023	4,416,000	4,447,458
The Charles Schwab Corp.
3.250%, 05/22/2029	2,345,000	2,590,696
4.625%, 03/22/2030	1,449,000	1,778,693
The Goldman Sachs Group, Inc.
3.500%, 04/01/2025 to 11/16/2026	13,072,000	14,045,379
3.850%, 01/26/2027	1,400,000	1,542,436
4.000%, 03/03/2024	364,000	398,707
6.750%, 10/01/2037	1,433,000	1,981,708
The Goldman Sachs Group, Inc. (3.272% to 9-29-24, then 3 month LIBOR + 1.201%) 09/29/2025	412,000	436,062
The Royal Bank of Scotland Group PLC (2.359% to 5-22-23, then 1 Year CMT + 2.150%) 05/22/2024	695,000	701,882
The Royal Bank of Scotland Group PLC (3.073% to 5-22-27, then 1 Year CMT + 2.550%) 05/22/2028	1,258,000	1,287,618
The Royal Bank of Scotland Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) 11/01/2029	1,384,000	1,400,046
The Royal Bank of Scotland Group PLC (4.445% to 5-8-29, then 3 month LIBOR + 1.871%) 05/08/2030	1,280,000	1,445,266
Truist Bank 2.250%, 03/11/2030	1,283,000	1,267,681
Trust Fibra Uno 6.390%, 01/15/2050 (D)	860,000	788,973
UBS Group AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) 08/15/2023 (D)	3,903,000	4,023,012
		236,726,974
Health care – 4.4%
Abbott Laboratories 3.750%, 11/30/2026	991,000	1,160,887
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
AbbVie, Inc.
2.300%, 11/21/2022 (D)	$6,665,000	$6,879,844
2.600%, 11/21/2024 (D)	2,954,000	3,102,702
2.900%, 11/06/2022	2,283,000	2,391,014
2.950%, 11/21/2026 (D)	843,000	903,848
3.200%, 11/21/2029 (D)	2,385,000	2,555,427
3.750%, 11/14/2023	228,000	247,906
3.800%, 03/15/2025 (D)	3,930,000	4,328,669
4.050%, 11/21/2039 (D)	979,000	1,098,550
4.250%, 11/21/2049 (D)	1,624,000	1,860,558
Aetna, Inc. 3.875%, 08/15/2047	669,000	733,686
Amgen, Inc.
2.200%, 02/21/2027	1,250,000	1,302,950
2.300%, 02/25/2031	1,673,000	1,728,530
3.150%, 02/21/2040	925,000	965,630
3.375%, 02/21/2050	839,000	888,249
Anthem, Inc.
2.250%, 05/15/2030	2,083,000	2,138,511
3.125%, 05/15/2050	838,000	861,175
3.650%, 12/01/2027	1,079,000	1,220,849
Becton, Dickinson and Company 2.404%, 06/05/2020	2,747,000	2,746,731
Biogen, Inc. 3.150%, 05/01/2050	1,024,000	991,504
Bristol-Myers Squibb Company
2.600%, 05/16/2022 (D)	1,760,000	1,833,102
2.750%, 02/15/2023 (D)	2,938,000	3,086,163
2.875%, 02/19/2021 (D)	815,000	829,819
2.900%, 07/26/2024 (D)	2,837,000	3,062,690
3.200%, 06/15/2026 (D)	1,705,000	1,912,364
3.400%, 07/26/2029 (D)	674,000	770,718
3.450%, 11/15/2027 (D)	1,217,000	1,392,272
3.875%, 08/15/2025 (D)	939,000	1,066,981
3.900%, 02/20/2028 (D)	1,305,000	1,514,230
4.125%, 06/15/2039 (D)	209,000	264,582
4.250%, 10/26/2049 (D)	687,000	903,279
4.350%, 11/15/2047 (D)	404,000	522,206
Cigna Corp.
3.400%, 09/17/2021 to 03/15/2050	2,272,000	2,366,622
3.400%, 03/01/2027 (D)	2,052,000	2,252,201
3.750%, 07/15/2023	1,538,000	1,673,389
3.875%, 10/15/2047 (D)	1,670,000	1,890,825
4.375%, 10/15/2028	397,000	465,916
CVS Health Corp.
3.000%, 08/15/2026	910,000	993,948
3.625%, 04/01/2027	1,302,000	1,429,040
3.700%, 03/09/2023	2,251,000	2,411,377
4.000%, 12/05/2023	1,229,000	1,339,576
4.780%, 03/25/2038	606,000	737,867
Danaher Corp. 3.350%, 09/15/2025	790,000	869,362
Dentsply Sirona, Inc. 3.250%, 06/01/2030	1,190,000	1,218,131
DH Europe Finance II Sarl
2.050%, 11/15/2022	1,347,000	1,387,765
2.200%, 11/15/2024	2,306,000	2,409,890
2.600%, 11/15/2029	2,899,000	3,047,467
3.400%, 11/15/2049	703,000	780,760
Eli Lilly And Company 2.250%, 05/15/2050	1,191,000	1,120,718
Merck & Company, Inc. 3.700%, 02/10/2045	587,000	707,951
Novartis Capital Corp.
2.000%, 02/14/2027	1,575,000	1,664,179

14

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Novartis Capital Corp. (continued)
2.200%, 08/14/2030	$4,151,000	$4,381,804
Pfizer, Inc.
1.700%, 05/28/2030	2,817,000	2,826,695
2.550%, 05/28/2040	1,610,000	1,627,490
2.700%, 05/28/2050	1,610,000	1,622,432
2.800%, 03/11/2022	811,000	845,537
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	1,752,000	1,847,601
3.200%, 09/23/2026	1,972,000	2,177,009
Stryker Corp.
1.150%, 06/15/2025	1,690,000	1,688,311
1.950%, 06/15/2030	1,536,000	1,528,276
2.900%, 06/15/2050	1,183,000	1,187,618
Takeda Pharmaceutical Company, Ltd. 4.400%, 11/26/2023	1,642,000	1,824,045
Thermo Fisher Scientific, Inc. 4.497%, 03/25/2030	3,141,000	3,837,832
UnitedHealth Group, Inc.
2.000%, 05/15/2030	1,261,000	1,298,476
2.375%, 08/15/2024	455,000	483,839
2.750%, 05/15/2040	1,004,000	1,043,386
2.900%, 05/15/2050	672,000	698,006
3.125%, 05/15/2060	418,000	439,960
3.500%, 08/15/2039	289,000	332,641
3.700%, 12/15/2025	910,000	1,036,089
3.750%, 10/15/2047	725,000	857,512
3.875%, 08/15/2059	430,000	517,070
		116,134,239
Industrials – 1.7%
AerCap Ireland Capital DAC
3.500%, 05/26/2022	828,000	767,690
3.950%, 02/01/2022	458,000	431,591
4.450%, 04/03/2026	526,000	456,206
4.625%, 07/01/2022	389,000	366,595
4.875%, 01/16/2024	749,000	669,693
Burlington Northern Santa Fe LLC 3.050%, 02/15/2051	563,000	583,848
Crowley Conro LLC 4.181%, 08/15/2043	878,900	1,106,004
CSX Corp.
2.400%, 02/15/2030	254,000	265,592
4.300%, 03/01/2048	108,000	131,401
4.750%, 11/15/2048	585,000	750,736
Deere & Company
2.750%, 04/15/2025	1,760,000	1,908,331
3.750%, 04/15/2050	774,000	933,815
General Dynamics Corp.
3.250%, 04/01/2025	1,057,000	1,170,513
4.250%, 04/01/2040	352,000	436,621
General Electric Company
3.100%, 01/09/2023	295,000	303,833
3.450%, 05/01/2027	2,356,000	2,332,623
3.625%, 05/01/2030	1,288,000	1,273,793
5.875%, 01/14/2038	130,000	145,193
Hutama Karya Persero PT 3.750%, 05/11/2030 (D)	933,000	968,585
International Lease Finance Corp. 5.875%, 08/15/2022	609,000	618,087
John Deere Capital Corp.
1.200%, 04/06/2023	1,986,000	2,011,588
1.750%, 03/09/2027	1,191,000	1,219,823
Northrop Grumman Corp.
2.550%, 10/15/2022	2,665,000	2,789,863
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Northrop Grumman Corp. (continued)
2.930%, 01/15/2025	$120,000	$130,049
3.250%, 08/01/2023 to 01/15/2028	3,980,000	4,347,624
4.030%, 10/15/2047	876,000	1,061,398
5.150%, 05/01/2040	1,315,000	1,767,906
Otis Worldwide Corp. 2.565%, 02/15/2030 (D)	826,000	834,442
The Boeing Company
2.700%, 02/01/2027	1,209,000	1,125,578
2.950%, 02/01/2030	1,282,000	1,221,069
5.805%, 05/01/2050	902,000	1,020,991
Union Pacific Corp.
2.150%, 02/05/2027	1,335,000	1,400,880
2.400%, 02/05/2030	1,652,000	1,725,262
2.950%, 03/01/2022	1,496,000	1,557,621
3.150%, 03/01/2024	715,000	772,826
3.250%, 02/05/2050	2,119,000	2,241,541
3.750%, 02/05/2070	268,000	292,317
4.300%, 03/01/2049	221,000	277,835
United Technologies Corp.
3.650%, 08/16/2023	159,000	172,589
3.950%, 08/16/2025	1,203,000	1,368,573
4.450%, 11/16/2038	1,120,000	1,349,177
		44,309,702
Information technology – 2.7%
Adobe, Inc. 2.300%, 02/01/2030	2,997,000	3,199,049
Apple, Inc.
2.050%, 09/11/2026	2,704,000	2,887,836
2.650%, 05/11/2050	1,117,000	1,145,751
2.950%, 09/11/2049	173,000	186,883
3.200%, 05/13/2025	620,000	696,632
4.250%, 02/09/2047	738,000	960,957
Broadcom Corp. 3.875%, 01/15/2027	2,045,000	2,151,658
Broadcom, Inc.
3.150%, 11/15/2025 (D)	4,409,000	4,569,410
4.150%, 11/15/2030 (D)	3,751,000	3,899,012
4.250%, 04/15/2026 (D)	1,447,000	1,549,319
4.700%, 04/15/2025 (D)	1,980,000	2,169,894
5.000%, 04/15/2030 (D)	1,052,000	1,161,343
Fiserv, Inc.
3.200%, 07/01/2026	1,447,000	1,574,358
3.500%, 07/01/2029	1,446,000	1,595,789
4.200%, 10/01/2028	144,000	166,884
IBM Corp.
3.300%, 05/15/2026	457,000	511,837
4.150%, 05/15/2039	655,000	778,984
Intel Corp.
2.450%, 11/15/2029	996,000	1,067,328
4.600%, 03/25/2040	857,000	1,113,334
KLA Corp. 3.300%, 03/01/2050	1,069,000	1,074,460
Lam Research Corp.
1.900%, 06/15/2030	1,437,000	1,445,222
2.875%, 06/15/2050	1,417,000	1,434,879
3.125%, 06/15/2060	583,000	604,744
Mastercard, Inc.
3.300%, 03/26/2027	862,000	977,464
3.850%, 03/26/2050	141,000	178,748
Micron Technology, Inc. 2.497%, 04/24/2023	2,500,000	2,559,571
Microsoft Corp.
2.875%, 02/06/2024	514,000	556,896
4.000%, 02/12/2055	1,101,000	1,439,158

15

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Microsoft Corp. (continued)
4.100%, 02/06/2037	$1,374,000	$1,746,516
NVIDIA Corp. 3.500%, 04/01/2040 to 04/01/2050	3,040,000	3,460,076
NXP BV
2.700%, 05/01/2025 (D)	798,000	822,981
3.150%, 05/01/2027 (D)	1,357,000	1,387,797
3.400%, 05/01/2030 (D)	1,716,000	1,782,954
3.875%, 06/18/2026 (D)	2,989,000	3,228,335
4.300%, 06/18/2029 (D)	1,130,000	1,238,174
Oracle Corp.
2.625%, 02/15/2023	1,118,000	1,178,628
2.800%, 04/01/2027	2,575,000	2,792,106
2.950%, 11/15/2024	597,000	649,898
3.800%, 11/15/2037	610,000	693,883
3.850%, 04/01/2060	1,422,000	1,624,458
4.000%, 11/15/2047	1,298,000	1,524,656
PayPal Holdings, Inc.
1.350%, 06/01/2023	2,172,000	2,206,428
1.650%, 06/01/2025	3,041,000	3,114,657
Texas Instruments, Inc. 1.375%, 03/12/2025	1,003,000	1,031,182
		70,140,129
Materials – 0.9%
Air Products and Chemicals, Inc. 2.700%, 05/15/2040	402,000	416,733
Barrick North America Finance LLC
5.700%, 05/30/2041	1,030,000	1,367,954
5.750%, 05/01/2043	392,000	538,758
DuPont de Nemours, Inc.
4.205%, 11/15/2023	2,232,000	2,427,144
4.493%, 11/15/2025	1,589,000	1,802,737
Georgia-Pacific LLC
1.750%, 09/30/2025 (D)	2,653,000	2,709,720
2.100%, 04/30/2027 (D)	1,281,000	1,303,423
2.300%, 04/30/2030 (D)	2,104,000	2,149,278
International Paper Company 4.400%, 08/15/2047	801,000	893,739
Newmont Corp. 2.250%, 10/01/2030	1,349,000	1,334,753
Nucor Corp.
2.000%, 06/01/2025	842,000	857,098
2.700%, 06/01/2030	842,000	856,155
Nutrien, Ltd.
2.950%, 05/13/2030	1,082,000	1,129,208
5.000%, 04/01/2049	1,219,000	1,499,689
Packaging Corp. of America 3.000%, 12/15/2029	736,000	773,147
Teck Resources, Ltd. 6.250%, 07/15/2041	682,000	687,162
The Mosaic Company
5.450%, 11/15/2033	116,000	117,893
5.625%, 11/15/2043	564,000	576,186
WRKCo, Inc. 4.900%, 03/15/2029	961,000	1,105,858
		22,546,635
Real estate – 0.9%
Alexandria Real Estate Equities, Inc. 4.900%, 12/15/2030	862,000	1,046,165
Crown Castle International Corp.
3.300%, 07/01/2030	2,264,000	2,448,977
4.000%, 03/01/2027	396,000	442,823
Equinix, Inc.
2.625%, 11/18/2024	1,069,000	1,128,009
2.900%, 11/18/2026	2,372,000	2,504,524
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
GLP Capital LP
4.000%, 01/15/2030	$651,000	$567,998
5.300%, 01/15/2029	853,000	818,880
Mid-America Apartments LP
3.600%, 06/01/2027	126,000	134,559
3.750%, 06/15/2024	1,974,000	2,032,831
3.950%, 03/15/2029	849,000	938,528
4.000%, 11/15/2025	1,034,000	1,074,623
4.300%, 10/15/2023	866,000	904,556
Regency Centers LP 2.950%, 09/15/2029	1,838,000	1,764,935
Spirit Realty LP
3.400%, 01/15/2030	1,018,000	874,500
4.000%, 07/15/2029	457,000	414,321
4.450%, 09/15/2026	97,000	92,864
STORE Capital Corp.
4.500%, 03/15/2028	3,180,000	2,991,994
4.625%, 03/15/2029	1,007,000	936,595
Ventas Realty LP 4.750%, 11/15/2030	1,744,000	1,814,807
		22,932,489
Utilities – 2.7%
Alabama Power Company 3.450%, 10/01/2049	1,690,000	1,837,928
Ameren Corp. 3.500%, 01/15/2031	377,000	418,861
Arizona Public Service Company 3.150%, 05/15/2025	1,993,000	2,175,939
Black Hills Corp.
3.050%, 10/15/2029	2,731,000	2,786,202
3.875%, 10/15/2049	760,000	762,608
CenterPoint Energy Resources Corp. 4.100%, 09/01/2047	825,000	875,354
CenterPoint Energy, Inc.
2.500%, 09/01/2022 to 09/01/2024	2,013,000	2,087,576
2.950%, 03/01/2030	801,000	843,434
Consumers Energy Company 2.500%, 05/01/2060	666,000	625,015
Dominion Energy, Inc. 2.000%, 08/15/2021	1,189,000	1,204,512
Dominion Resources, Inc. 2.850%, 08/15/2026	1,022,000	1,077,473
DTE Electric Company 2.950%, 03/01/2050	1,741,000	1,799,030
DTE Energy Company
2.529%, 10/01/2024	1,437,000	1,485,126
2.950%, 03/01/2030	1,057,000	1,083,208
3.800%, 03/15/2027	1,593,000	1,714,449
Duke Energy Corp.
1.800%, 09/01/2021	1,779,000	1,800,109
2.450%, 06/01/2030	1,299,000	1,337,576
2.650%, 09/01/2026	1,103,000	1,180,560
Duke Energy Ohio, Inc. 2.125%, 06/01/2030	1,207,000	1,240,212
Edison International 4.125%, 03/15/2028	5,000	5,194
Evergy Kansas Central, Inc. 3.450%, 04/15/2050	2,131,000	2,312,387
Evergy Metro, Inc. 2.250%, 06/01/2030	1,609,000	1,652,379
Evergy, Inc.
2.450%, 09/15/2024	1,579,000	1,651,650
2.900%, 09/15/2029	1,457,000	1,519,144
Exelon Corp. 4.700%, 04/15/2050	1,791,000	2,233,676

16

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Exelon Generation Company LLC 3.250%, 06/01/2025	$2,232,000	$2,310,582
FirstEnergy Corp.
2.850%, 07/15/2022	370,000	381,751
3.900%, 07/15/2027	1,579,000	1,771,181
4.250%, 03/15/2023	2,146,000	2,317,376
Interstate Power & Light Company 3.500%, 09/30/2049	648,000	689,358
ITC Holdings Corp. 2.700%, 11/15/2022	1,701,000	1,766,464
Metropolitan Edison Company 4.300%, 01/15/2029 (D)	1,335,000	1,555,508
MidAmerican Energy Company 3.650%, 08/01/2048	898,000	1,039,518
Mississippi Power Company
3.950%, 03/30/2028	2,072,000	2,305,549
4.250%, 03/15/2042	1,246,000	1,363,698
National Fuel Gas Company 5.500%, 01/15/2026	421,000	429,456
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	2,515,000	2,562,087
2.750%, 05/01/2025	2,588,000	2,767,559
NiSource, Inc. 3.600%, 05/01/2030	466,000	526,620
Pennsylvania Electric Company 3.250%, 03/15/2028 (D)	715,000	766,427
PPL Capital Funding, Inc.
3.100%, 05/15/2026	2,052,000	2,187,025
3.400%, 06/01/2023	244,000	255,286
4.125%, 04/15/2030	2,192,000	2,474,769
5.000%, 03/15/2044	1,132,000	1,345,210
Public Service Electric and Gas Company 2.700%, 05/01/2050	1,751,000	1,749,455
Southern California Edison Company
2.850%, 08/01/2029 (A)	860,000	896,208
4.125%, 03/01/2048	1,378,000	1,555,524
4.650%, 10/01/2043	404,000	470,209
Southern California Gas Company
2.550%, 02/01/2030	1,234,000	1,312,830
2.600%, 06/15/2026	484,000	519,098
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (D)	593,000	658,013
		71,686,363
TOTAL CORPORATE BONDS (Cost $789,858,354)		$829,613,936
MUNICIPAL BONDS – 0.5%
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	1,115,000	1,580,858
Los Angeles Community College District (California) 6.750%, 08/01/2049	2,270,000	3,855,799
North Texas Tollway Authority 6.718%, 01/01/2049	1,390,000	2,316,449
Port Authority of New York & New Jersey 4.458%, 10/01/2062	3,060,000	3,862,148
State of California 7.600%, 11/01/2040	410,000	729,091
Core Bond Fund (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
The Ohio State University 4.800%, 06/01/2111	$600,000	$863,898
University of Texas 2.439%, 08/15/2049	765,000	766,040
TOTAL MUNICIPAL BONDS (Cost $11,974,917)		$13,974,283
COLLATERALIZED MORTGAGE OBLIGATIONS – 7.9%
Commercial and residential – 3.7%
Angel Oak Mortgage Trust Series 2020-2, Class A1A 2.531%, 01/26/2065 (D)(E)	2,177,000	2,176,619
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1 3.628%, 03/25/2049 (D)(E)	1,197,074	1,211,215
Benchmark Mortgage Trust Series 2018-B1, Class ASB 3.602%, 01/15/2051 (E)	532,000	578,040
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1, 3.613%, 10/26/2048 (D)	1,447,473	1,469,283
Series 2019-2, Class A1, 2.879%, 07/25/2049 (D)	2,582,859	2,574,643
CD Mortgage Trust
Series 2016-CD1, Class A1, 1.443%, 08/10/2049	164,078	163,926
Series 2017-CD4, Class A4, 3.514%, 05/10/2050 (E)	4,839,000	5,292,636
Series 2017-CD4, Class ASB, 3.317%, 05/10/2050	702,000	748,639
Series 2017-CD6, Class ASB, 3.332%, 11/13/2050	1,764,000	1,885,836
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1, 1.793%, 01/10/2048	157,753	157,814
Series 2017-C8, Class A1, 1.965%, 06/15/2050	119,571	119,713
Series 2017-C8, Class ASB, 3.367%, 06/15/2050	733,000	780,249
Citigroup Commercial Mortgage Trust Series 2016-P5, Class A1 1.410%, 10/10/2049	1,023,360	1,022,505
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (D)(E)	563,180	566,065
Series 2019-2, Class A1, 3.337%, 05/25/2049 (D)(E)	1,882,263	1,893,605
Series 2019-4, Class A1, 2.579%, 11/25/2049 (D)(E)	2,260,086	2,257,049
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2015-LC21, Class A4, 3.708%, 07/10/2048	753,000	819,083
Series 2015-LC23, Class A4, 3.774%, 10/10/2048	1,507,000	1,647,111
Series 2016-COR1, Class ASB, 2.972%, 10/10/2049	562,000	587,865
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	6,737,176	7,185,817
Series 2015-C4, Class A4, 3.808%, 11/15/2048	1,802,000	1,925,230
Series 2016-C5, Class ASB, 3.533%, 11/15/2048	279,000	293,022
DBJPM Mortgage Trust Series 2017-C6, Class ASB 3.121%, 06/10/2050	416,000	439,465

17

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GCAT LLC Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (D)	$970,847	$976,215
GS Mortgage Securities Trust
Series 2014-GC18, Class A3, 3.801%, 01/10/2047	565,161	583,983
Series 2015-GC28, Class A5, 3.396%, 02/10/2048	675,000	711,939
Series 2015-GC34, Class A4, 3.506%, 10/10/2048	1,606,000	1,736,320
Series 2020-GC47, Class A5, 2.377%, 05/12/2053	1,766,000	1,820,607
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	3,117,041	3,329,952
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	793,000	846,425
Series 2014-C26, Class A4, 3.494%, 01/15/2048	1,460,000	1,560,045
Series 2015-C28, Class A3, 2.912%, 10/15/2048	2,889,381	3,018,203
Series 2015-C29, Class A4, 3.611%, 05/15/2048	1,130,000	1,220,828
Series 2015-C33, Class A4, 3.770%, 12/15/2048	437,000	478,667
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class ASB 3.283%, 07/15/2050	781,000	832,943
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class ASB, 3.492%, 03/15/2050	281,000	300,285
Series 2018-C8, Class ASB, 4.145%, 06/15/2051	841,000	936,713
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.082%, 07/15/2046 (E)	260,000	275,571
Series 2015-C20, Class A4, 3.249%, 02/15/2048	231,000	243,816
Series 2015-C25, Class ASB, 3.383%, 10/15/2048	842,000	881,220
Series 2015-C27, Class A4, 3.753%, 12/15/2047	226,000	242,441
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1, 1.445%, 08/15/2049	320,103	319,737
Series 2016-UB11, Class ASB, 2.606%, 08/15/2049	646,000	665,596
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, 3.600%, 04/25/2049 (D)(E)	1,216,113	1,229,313
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (D)(E)	2,017,414	1,967,095
SG Residential Mortgage Trust Series 2019-3, Class A1 2.703%, 09/25/2059 (D)(E)	2,172,611	2,168,793
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.610%, 09/27/2049 (D)(E)	$2,277,370	$2,250,402
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(E)	4,053,792	4,048,817
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (D)(E)	1,396,604	1,410,079
Series 2019-2, Class A1, 3.211%, 05/25/2059 (D)(E)	4,668,429	4,699,990
Series 2019-3, Class A1, 2.784%, 07/25/2059 (D)	4,406,231	4,459,350
Series 2019-4, Class A1, 2.642%, 11/25/2059 (D)	6,263,647	6,309,261
Series 2019-INV1, Class A1, 3.402%, 12/25/2059 (D)(E)	1,248,979	1,267,052
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (D)(E)	2,323,714	2,342,241
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (D)(E)	2,731,348	2,685,384
Series 2020-1, Class A1, 2.417%, 01/25/2060 (D)(E)	1,389,558	1,395,190
Series 2020-2, Class A1, 2.226%, 05/25/2060 (D)(E)	3,445,000	3,441,791
Visio Trust Series 2019-1, Class A1 3.572%, 06/25/2054 (D)(E)	1,227,961	1,241,728
		97,693,422
U.S. Government Agency – 4.2%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	4,454,225	4,812,760
Series 343, Class F4 (1 month LIBOR + 0.350%), 1.335%, 10/15/2037 (C)	2,614,056	2,601,543
Series 4205, Class PA, 1.750%, 05/15/2043	1,862,541	1,914,625
Series 4426, Class QC, 1.750%, 07/15/2037	2,955,878	3,047,078
Series 4705, Class A, 4.500%, 09/15/2042	1,477,165	1,532,738
Series 4742, Class PA, 3.000%, 10/15/2047	4,802,117	5,084,693
Series 4763, Class CA, 3.000%, 09/15/2038	520,636	559,874
Series 4767, Class KA, 3.000%, 03/15/2048	824,536	890,707
Series 4786, Class DP, 4.500%, 07/15/2042	818,200	829,110
Series 4846, Class PF (1 month LIBOR + 0.350%), 0.534%, 12/15/2048 (C)	862,202	860,986
Series 4880, Class DA, 3.000%, 05/15/2050	3,848,130	4,116,197
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	211,689	240,916
Series 2012-151, Class NX, 1.500%, 01/25/2043	2,311,459	2,378,905
Series 2013-11, Class AP, 1.500%, 01/25/2043	5,582,105	5,686,533
Series 2013-30, Class CA, 1.500%, 04/25/2043	528,158	537,867

18

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2013-43, Class BP, 1.750%, 05/25/2043	$2,609,813	$2,704,901
Series 2014-73, Class MA, 2.500%, 11/25/2044	1,556,482	1,654,172
Series 2015-84, Class PA, 1.700%, 08/25/2033	7,249,769	7,498,091
Series 2016-48, Class MA, 2.000%, 06/25/2038	9,523,410	9,838,533
Series 2016-57, Class PC, 1.750%, 06/25/2046	13,710,730	14,127,927
Series 2017-13, Class PA, 3.000%, 08/25/2046	1,620,142	1,733,568
Series 2017-42, Class H, 3.000%, 11/25/2043	1,888,457	1,952,489
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (E)	633,000	697,903
Series 2018-14, Class KC, 3.000%, 03/25/2048	2,345,228	2,504,221
Series 2018-15, Class AB, 3.000%, 03/25/2048	683,173	733,832
Series 2018-8, Class KL, 2.500%, 03/25/2047	2,130,380	2,225,992
Series 2019-25, Class PA, 3.000%, 05/25/2048	4,300,827	4,591,283
Series 2019-35, Class MB, 3.000%, 07/25/2049	3,279,089	3,510,067
Series 2019-8, Class GA, 3.000%, 03/25/2049	7,456,854	7,809,225
Series 414, Class A35, 3.500%, 10/25/2042	2,230,912	2,504,671
Government National Mortgage Association
Series 2012-141, Class WA, 4.528%, 11/16/2041 (E)	491,737	568,037
Series 2017-167, Class BQ, 2.500%, 08/20/2044	2,152,952	2,227,410
Series 2019-132, Class NA, 3.500%, 09/20/2049	5,306,471	5,630,660
Series 2019-31, Class JC, 3.500%, 03/20/2049	2,707,749	2,858,355
		110,465,869
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $201,106,916)		$208,159,291
ASSET BACKED SECURITIES – 8.3%
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (D)	939,000	928,608
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	1,615,000	1,543,918
CNH Equipment Trust
Series 2020-A, Class A3 1.160%, 06/16/2025	1,960,000	1,963,496
Series 2020-A, Class A4 1.510%, 04/15/2027	551,000	552,221
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 1.818%, 11/26/2046 (C)(D)	1,002,459	989,349
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	1,150,502	1,241,362
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
College Ave Student Loans LLC (continued)
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	$1,139,375	$1,183,655
Ford Credit Auto Owner Trust
Series 2017-2, Class A 2.360%, 03/15/2029 (D)	4,660,000	4,704,994
Series 2018-1, Class A 3.190%, 07/15/2031 (D)	9,678,000	10,133,579
Series 2018-2, Class A 3.470%, 01/15/2030 (D)	4,408,000	4,577,229
Series 2019-1, Class A 3.520%, 07/15/2030 (D)	3,514,000	3,691,835
Series 2020-1, Class A 2.040%, 08/15/2031 (D)	7,009,000	7,038,217
Series 2020-A, Class A3 1.040%, 08/15/2024	2,036,000	2,057,001
Series 2020-A, Class A4 1.350%, 07/15/2025	1,013,000	1,029,686
GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A3 1.490%, 12/16/2024	389,000	396,852
Series 2020-2, Class A4 1.740%, 08/18/2025	594,000	603,369
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-2, Class A3 0.820%, 07/15/2024	3,418,000	3,433,332
Series 2020-2, Class A4 1.090%, 10/15/2026	1,167,000	1,178,465
Navient Private Education Loan Trust
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 2.334%, 12/15/2045 (C)(D)	714,165	719,586
Series 2018-BA, Class A2A 3.610%, 12/15/2059 (D)	1,380,000	1,404,919
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (D)	7,668,000	7,739,725
Series 2018-CA, Class A2 3.520%, 06/16/2042 (D)	750,000	762,462
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	3,186,000	3,332,092
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	3,693,000	3,789,052
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	5,091,000	5,166,115
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	5,797,000	5,927,384
Series 2019-GA, Class A 2.400%, 10/15/2068 (D)	5,205,180	5,275,926
Series 2020-A, Class A2A 2.460%, 11/15/2068 (D)	2,761,000	2,746,964
Series 2020-A, Class A2B (1 month LIBOR + 0.900%) 1.084%, 11/15/2068 (C)(D)	2,393,000	2,241,653
Series 2020-BA, Class A2 2.120%, 01/15/2069 (D)	2,124,000	2,100,034
Series 2020-CA, Class A2A 2.150%, 11/15/2068 (D)	2,018,000	2,021,727
Navient Student Loan Trust
Series 2014-1, Class A3 (1 month LIBOR + 0.510%) 0.678%, 06/25/2031 (C)	2,067,073	1,978,138

19

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Student Loan Trust (continued)
Series 2016-1A, Class A (1 month LIBOR + 0.700%) 0.868%, 02/25/2070 (C)(D)	$1,174,799	$1,102,221
Series 2016-3A, Class A2 (1 month LIBOR + 0.850%) 1.018%, 06/25/2065 (C)(D)	195,175	195,164
Series 2018-EA, Class A2 4.000%, 12/15/2059 (D)	1,964,000	2,017,472
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (D)	3,938,000	4,053,230
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 1.171%, 10/27/2036 (C)	627,967	612,109
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 1.151%, 01/25/2037 (C)	1,929,708	1,848,570
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 1.101%, 10/25/2033 (C)	7,409,336	6,921,060
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 1.295%, 03/23/2037 (C)	9,674,773	9,136,430
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 1.315%, 12/24/2035 (C)	6,029,210	5,753,439
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 1.375%, 03/22/2032 (C)	645,700	596,512
Series 2012-2A, Class A (1 month LIBOR + 0.800%) 0.968%, 12/26/2033 (C)(D)	4,237,404	4,155,629
Series 2013-1A, Class A (1 month LIBOR + 0.600%) 0.768%, 06/25/2041 (C)(D)	1,894,851	1,756,582
Series 2014-1A, Class A (1 month LIBOR + 0.570%) 0.738%, 09/25/2041 (C)(D)	586,411	559,223
Santander Drive Auto Receivables Trust Series 2020-1, Class A3 2.030%, 02/15/2024	1,025,000	1,036,624
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (D)	6,020,000	5,962,319
SLC Student Loan Trust Series 2008-1, Class A4A (3 month LIBOR + 1.600%) 2.341%, 12/15/2032 (C)	1,653,141	1,626,525
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 1.491%, 12/15/2032 (C)(D)	904,462	823,650
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 1.051%, 07/25/2022 (C)	2,294,702	2,144,904
Series 2010-1, Class A (1 month LIBOR + 0.400%) 0.568%, 03/25/2025 (C)	357,368	328,309
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 1.118%, 09/25/2028 (C)	3,284,725	3,100,449
Series 2012-2, Class A (1 month LIBOR + 0.700%) 0.868%, 01/25/2029 (C)	3,021,209	2,782,833
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 0.918%, 05/26/2026 (C)	$591,841	$543,049
Series 2013-4, Class A (1 month LIBOR + 0.550%) 0.718%, 06/25/2043 (C)	4,645,148	4,496,034
SMB Private Education Loan Trust
Series 2015-A, Class A2B (1 month LIBOR + 1.000%) 1.184%, 06/15/2027 (C)(D)	832,055	825,785
Series 2015-C, Class A2B (1 month LIBOR + 1.400%) 1.584%, 07/15/2027 (C)(D)	316,722	317,177
Series 2016-A, Class A2A 2.700%, 05/15/2031 (D)	1,981,075	1,990,015
Series 2016-A, Class A2B (1 month LIBOR + 1.500%) 1.684%, 05/15/2031 (C)(D)	5,555,333	5,483,206
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	327,015	331,573
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 1.284%, 09/15/2034 (C)(D)	1,008,385	993,164
Series 2017-B, Class A2A 2.820%, 10/15/2035 (D)	3,144,112	3,219,164
Series 2018-C, Class A2A 3.630%, 11/15/2035 (D)	1,952,000	2,029,296
Series 2019-A, Class A2A 3.440%, 07/15/2036 (D)	5,194,000	5,383,145
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (D)	906,758	907,591
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) 1.118%, 01/25/2039 (C)(D)	88,994	88,766
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 1.018%, 07/25/2039 (C)(D)	195,071	193,622
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 0.868%, 03/26/2040 (C)(D)	332,243	329,318
Series 2017-C, Class A1 (1 month LIBOR + 0.600%) 0.768%, 07/25/2040 (C)(D)	466,472	461,299
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	1,056,209	1,079,108
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 0.668%, 11/26/2040 (C)(D)	139,582	138,591
Series 2017-E, Class A2B 2.720%, 11/26/2040 (D)	3,269,000	3,309,040
Series 2018-A, Class A2B 2.950%, 02/25/2042 (D)	1,487,000	1,502,668
SoFi Professional Loan Program Trust
Series 2018-B, Class A2FX 3.340%, 08/25/2047 (D)	11,367,000	11,687,657
Series 2020-A, Class A2FX 2.540%, 05/15/2046 (D)	4,799,000	4,924,837
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	4,105,000	4,105,000
Toyota Auto Receivables 2020-B Owner Trust Series 2020-B, Class A3 1.360%, 08/15/2024	1,825,000	1,851,056

20

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Verizon Owner Trust
Series 2019-C, Class A1A 1.940%, 04/22/2024	$2,176,000	$2,229,139
Series 2020-A, Class A1A 1.850%, 07/22/2024	5,078,000	5,211,384
Volkswagen Auto Loan Enhanced Trust
Series 2020-1, Class A3 0.980%, 11/20/2024	2,639,000	2,649,455
Series 2020-1, Class A4 1.260%, 08/20/2026	925,000	930,956
TOTAL ASSET BACKED SECURITIES (Cost $216,107,395)		$216,177,294
SHORT-TERM INVESTMENTS – 6.1%
Short-term funds – 6.1%
John Hancock Collateral Trust, 0.3653% (F)(G)	303,211	3,035,661
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (F)	158,277,801	158,277,801
TOTAL SHORT-TERM INVESTMENTS (Cost $161,313,225)		$161,313,462
Total Investments (Core Bond Fund) (Cost $2,815,464,671) – 110.3%		$2,890,138,557
Other assets and liabilities, net – (10.3%)		(270,300,510)
TOTAL NET ASSETS – 100.0%		$2,619,838,047
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $2,974,816.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $373,583,910 or 14.3% of the fund's net assets as of 5-31-20.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 5-31-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.0%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	16,938	$330,174
Financials – 0.1%
Insurance – 0.1%
Selectquote, Inc. (C)	18,135	499,075
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 97.5%
Biotechnology – 37.6%
AbbVie, Inc.	82,375	$7,633,691
Abcam PLC	24,265	451,408
ACADIA Pharmaceuticals, Inc. (C)	76,867	3,818,753
Acceleron Pharma, Inc. (C)	34,309	3,390,758
Acerta Pharma BV, Class B (A)(B)(C)	4,892,850	463,842
ADC Therapeutics SA (C)	5,273	194,837
Adverum Biotechnologies, Inc. (C)	35,077	723,639
Agenus, Inc. (C)	8,863	33,059
Agios Pharmaceuticals, Inc. (C)	16,816	870,060
Aimmune Therapeutics, Inc. (C)	25,897	430,149
Akero Therapeutics, Inc. (C)	4,748	120,694
Alector, Inc. (C)	13,036	426,277
Alexion Pharmaceuticals, Inc. (C)	45,913	5,504,969
Alkermes PLC (C)	35,150	575,054
Allakos, Inc. (C)	2,559	166,335
Allogene Therapeutics, Inc. (C)	22,930	1,104,309
Alnylam Pharmaceuticals, Inc. (C)	32,574	4,406,285
Amarin Corp. PLC, ADR (C)	68,924	472,819
Amgen, Inc.	34,098	7,832,311
Apellis Pharmaceuticals, Inc. (C)	24,119	812,569
Applied Therapeutics, Inc. (C)	800	36,416
Aprea Therapeutics, Inc. (C)	3,100	83,266
Arcturus Therapeutics Holdings, Inc. (C)	7,193	280,095
Arcutis Biotherapeutics, Inc. (C)	6,408	214,988
Ardelyx, Inc. (C)	35,520	260,362
Argenx SE, ADR (C)	20,677	4,534,466
Ascendis Pharma A/S, ADR (C)	26,952	3,921,246
Assembly Biosciences, Inc. (C)	7,523	146,623
Avrobio, Inc. (C)	7,029	142,126
Beam Therapeutics, Inc. (C)	2,518	64,335
BeiGene, Ltd., ADR (C)	6,487	1,073,858
BELLUS Health, Inc. (C)	18,982	199,121
Biogen, Inc. (C)	16,887	5,185,829
BioMarin Pharmaceutical, Inc. (C)	21,606	2,302,119
Bluebird Bio, Inc. (C)	12,726	809,755
Blueprint Medicines Corp. (C)	15,161	987,588
CareDx, Inc. (C)	3,285	105,514
ChemoCentryx, Inc. (C)	4,382	273,393
Constellation Pharmaceuticals, Inc. (C)	6,800	241,604
Cortexyme, Inc. (C)	1,900	87,571
CRISPR Therapeutics AG (C)	7,872	508,374
Cyclerion Therapeutics, Inc. (C)	15,700	62,486
Deciphera Pharmaceuticals, Inc. (C)	13,250	776,053
Denali Therapeutics, Inc. (C)	19,545	543,937
Dicerna Pharmaceuticals, Inc. (C)	27,212	586,963
Enanta Pharmaceuticals, Inc. (C)	11,252	579,365
Epizyme, Inc. (C)	18,157	318,655
Esperion Therapeutics, Inc. (C)	4,200	177,954
Exact Sciences Corp. (C)	34,517	2,964,320
Exelixis, Inc. (C)	125,337	3,097,077
Fate Therapeutics, Inc. (C)	12,657	410,467
FibroGen, Inc. (C)	17,142	573,228
G1 Therapeutics, Inc. (C)	7,497	127,224
Galapagos NV (C)	2,271	460,714
Global Blood Therapeutics, Inc. (C)	22,597	1,579,982
Gritstone Oncology, Inc. (C)	9,300	60,078
Halozyme Therapeutics, Inc. (C)	7,500	182,025
Homology Medicines, Inc. (C)	15,913	226,601
IGM Biosciences, Inc. (C)	6,999	453,395
Immunomedics, Inc. (C)	36,840	1,237,456
Incyte Corp. (C)	61,224	6,239,338
Insmed, Inc. (C)	37,520	911,361
Intercept Pharmaceuticals, Inc. (C)	5,936	428,935
Ionis Pharmaceuticals, Inc. (C)	35,236	1,980,616

21

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Iovance Biotherapeutics, Inc. (C)	67,951	$2,180,548
Kadmon Holdings, Inc. (C)	56,336	250,132
Karuna Therapeutics, Inc. (C)	11,023	1,034,619
Karyopharm Therapeutics, Inc. (C)	16,836	311,298
Kodiak Sciences, Inc. (C)	30,596	1,976,808
Krystal Biotech, Inc. (C)	7,663	393,955
Mersana Therapeutics, Inc. (C)	9,341	211,480
Mirati Therapeutics, Inc. (C)	10,303	1,021,955
Moderna, Inc. (C)	13,098	805,527
Momenta Pharmaceuticals, Inc. (C)	22,063	694,543
MorphoSys AG (C)	3,745	488,634
Neurocrine Biosciences, Inc. (C)	31,244	3,898,001
Orchard Therapeutics PLC, ADR (C)	18,342	174,249
Passage Bio, Inc. (C)	5,315	117,089
PhaseBio Pharmaceuticals, Inc. (C)	14,617	87,848
Principia Biopharma, Inc. (C)	9,994	638,517
Progenics Pharmaceuticals, Inc. (C)	33,200	140,934
Protagonist Therapeutics, Inc. (C)	15,682	259,223
PTC Therapeutics, Inc. (C)	8,598	436,005
Puma Biotechnology, Inc. (C)	19,196	195,991
Radius Health, Inc. (C)	14,535	184,013
RAPT Therapeutics, Inc. (C)	10,777	197,004
Regeneron Pharmaceuticals, Inc. (C)	13,354	8,183,465
REGENXBIO, Inc. (C)	7,407	278,948
REVOLUTION Medicines, Inc. (C)	3,769	115,784
Rocket Pharmaceuticals, Inc. (C)	17,467	328,554
Sage Therapeutics, Inc. (C)	22,701	810,880
Sarepta Therapeutics, Inc. (C)	15,078	2,295,927
Scholar Rock Holding Corp. (C)	5,074	93,362
Seattle Genetics, Inc. (C)	35,497	5,580,483
Stoke Therapeutics, Inc. (C)	9,148	253,034
Translate Bio, Inc. (C)	15,000	310,800
Turning Point Therapeutics, Inc. (C)	9,993	692,015
Ultragenyx Pharmaceutical, Inc. (C)	32,615	2,232,823
uniQure NV (C)	5,700	382,812
United Therapeutics Corp. (C)	4,600	542,570
Vertex Pharmaceuticals, Inc. (C)	55,936	16,107,331
Xencor, Inc. (C)	23,575	713,144
Zai Lab, Ltd., ADR (C)	4,410	328,104
Zealand Pharma A/S, ADR (C)	3,849	157,809
Zeneca, Inc. (B)(C)	33,315	20,489
Zentalis Pharmaceuticals, Inc. (C)	8,099	422,930
Zymeworks, Inc. (C)	12,812	488,393
		140,906,727
Health care equipment and supplies – 20.4%
Alcon, Inc. (C)	35,465	2,295,854
AtriCure, Inc. (C)	16,904	808,180
Becton, Dickinson and Company	45,213	11,164,446
Danaher Corp.	46,438	7,737,035
DexCom, Inc. (C)	11,115	4,204,916
DiaSorin SpA	10,065	2,115,180
Envista Holdings Corp. (C)	61,705	1,304,444
GenMark Diagnostics, Inc. (C)	38,687	367,140
Hologic, Inc. (C)	72,702	3,853,206
ICU Medical, Inc. (C)	5,078	1,013,670
Inari Medical, Inc. (C)	4,477	196,988
Insulet Corp. (C)	8,800	1,659,416
Intuitive Surgical, Inc. (C)	22,275	12,920,168
iRhythm Technologies, Inc. (C)	7,451	926,234
Lantheus Holdings, Inc. (C)	22,466	308,458
Nevro Corp. (C)	16,981	2,132,814
Novocure, Ltd. (C)	11,500	775,445
Penumbra, Inc. (C)	9,647	1,663,336
Quidel Corp. (C)	17,958	3,142,650
Shockwave Medical, Inc. (C)	9,928	436,931
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Stryker Corp.	39,850	$7,799,841
Tandem Diabetes Care, Inc. (C)	9,200	764,980
Teleflex, Inc.	7,426	2,694,598
The Cooper Companies, Inc.	7,220	2,288,596
West Pharmaceutical Services, Inc.	14,501	3,132,796
Zimmer Biomet Holdings, Inc.	7,174	906,363
		76,613,685
Health care providers and services – 15.9%
Acadia Healthcare Company, Inc. (C)	16,917	483,995
Amedisys, Inc. (C)	5,661	1,087,195
Anthem, Inc.	17,097	5,028,399
Cardinal Health, Inc.	11,000	601,590
Centene Corp. (C)	115,731	7,667,179
Cigna Corp.	34,717	6,850,358
Guardant Health, Inc. (C)	9,772	883,291
HCA Healthcare, Inc.	38,697	4,136,709
Humana, Inc.	18,973	7,791,262
McKesson Corp.	4,300	682,281
Molina Healthcare, Inc. (C)	16,162	3,003,223
Option Care Health, Inc. (C)	13,712	208,422
The Pennant Group, Inc. (C)	17,090	435,624
UnitedHealth Group, Inc.	68,184	20,785,886
		59,645,414
Health care technology – 1.1%
HTG Molecular Diagnostics, Inc. (C)	32,915	17,442
Livongo Health, Inc. (C)	5,800	347,594
Phreesia, Inc. (C)	9,252	271,269
Schrodinger, Inc. (C)	6,890	471,621
Teladoc Health, Inc. (C)	4,800	835,488
Veeva Systems, Inc., Class A (C)	9,514	2,082,329
		4,025,743
Life sciences tools and services – 8.0%
10X Genomics, Inc., Class A (C)	7,749	604,190
Adaptive Biotechnologies Corp. (C)	13,199	510,801
Agilent Technologies, Inc.	60,740	5,353,624
Avantor, Inc. (C)	110,231	2,091,082
Bruker Corp.	41,463	1,794,519
Compugen, Ltd. (C)	5,600	86,184
Evotec SE (C)	36,895	1,004,230
Lonza Group AG	2,483	1,226,156
Mettler-Toledo International, Inc. (C)	1,381	1,097,895
PPD, Inc. (C)	22,261	606,390
PRA Health Sciences, Inc. (C)	10,508	1,087,578
Quanterix Corp. (C)	19,629	541,564
Repligen Corp. (C)	2,134	279,490
Thermo Fisher Scientific, Inc.	37,961	13,255,602
Wuxi Biologics Cayman, Inc. (C)(D)	29,500	465,857
		30,005,162
Pharmaceuticals – 14.5%
Arvinas, Inc. (C)	3,000	99,810
Astellas Pharma, Inc.	67,900	1,213,233
AstraZeneca PLC, ADR	119,318	6,514,763
Axsome Therapeutics, Inc. (C)	8,541	657,486
Bayer AG	18,676	1,276,683
Bristol-Myers Squibb Company	65,302	3,899,835
Cara Therapeutics, Inc. (C)	22,624	359,043
Catalent, Inc. (C)	19,623	1,525,296
Chugai Pharmaceutical Company, Ltd.	20,600	3,044,105
Daiichi Sankyo Company, Ltd.	28,800	2,706,199
Eisai Company, Ltd.	17,000	1,334,350
Elanco Animal Health, Inc. (C)	33,519	717,642
Eli Lilly & Company	50,907	7,786,226
GW Pharmaceuticals PLC, ADR (C)	5,791	710,845
Horizon Therapeutics PLC (C)	15,700	796,461

22

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Intra-Cellular Therapies, Inc. (C)	15,100	$315,288
Ipsen SA	12,639	988,884
Merck & Company, Inc.	62,533	5,047,664
Milestone Pharmaceuticals, Inc. (C)	9,082	28,699
MyoKardia, Inc. (C)	20,107	2,056,745
Nektar Therapeutics (C)	19,098	414,427
Novartis AG	19,054	1,658,763
Novo Nordisk A/S, ADR	11,100	731,934
Odonate Therapeutics, Inc. (C)	10,901	356,136
Perrigo Company PLC	373	20,429
Reata Pharmaceuticals, Inc., Class A (C)	5,286	768,162
Roche Holding AG	17,569	6,098,578
Sanofi	20,521	2,007,257
Tricida, Inc. (C)	22,110	593,875
WaVe Life Sciences, Ltd. (C)	20,428	207,957
Zogenix, Inc. (C)	10,284	299,573
		54,236,348
		365,433,079
Industrials – 0.3%
Industrial conglomerates – 0.3%
General Electric Company	149,046	979,232
TOTAL COMMON STOCKS (Cost $270,257,538)		$367,241,560
PREFERRED SECURITIES – 1.0%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	37,822	737,268
Health care – 0.6%
Health care equipment and supplies – 0.6%
Sartorius AG	5,768	2,150,254
Pharmaceuticals – 0.0%
Elanco Animal Health, Inc., 5.000%	1,374	52,253
		2,202,507
Information technology – 0.2%
Software – 0.2%
Doximity, Inc. (A)(B)(C)	63,738	910,816
TOTAL PREFERRED SECURITIES (Cost $1,772,324)		$3,850,591
RIGHTS – 0.1%
Bristol-Myers Squibb Company (Expiration Date: 3-31-21) (C)(E)	131,655	433,145
TOTAL RIGHTS (Cost $363,553)		$433,145
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (F)	913,995	913,995
T. Rowe Price Government Reserve Fund, 0.2523% (F)	3,518,664	3,518,664
TOTAL SHORT-TERM INVESTMENTS (Cost $4,432,659)		$4,432,659
Total Investments (Health Sciences Fund) (Cost $276,826,074) – 100.3%		$375,957,955
Other assets and liabilities, net – (0.3%)		(1,033,658)
TOTAL NET ASSETS – 100.0%		$374,924,297
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Health Sciences Fund (continued)
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 5-31-20.
High Yield Fund
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Argentina – 0.4%
Provincia de Buenos Aires 7.875%, 06/15/2027		$870,000	$313,200
Republic of Argentina
5.625%, 01/26/2022		470,000	185,650
6.875%, 01/26/2027		430,000	156,520
7.500%, 04/22/2026		330,000	126,228
			781,598
Brazil – 0.4%
Federative Republic of Brazil 10.000%, 01/01/2021 to 01/01/2027	BRL	3,976,000	873,097
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	543,000,000	38,400
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,374,320)			$1,693,095
CORPORATE BONDS – 84.6%
Communication services – 15.3%
Allen Media LLC 10.500%, 02/15/2028 (A)		$950,000	722,000
Altice France Holding SA 10.500%, 05/15/2027 (A)		290,000	321,175
Altice France SA 7.375%, 05/01/2026 (A)		2,930,000	3,091,150
American Media LLC 10.500%, 12/31/2026 (A)		860,000	920,200
CCO Holdings LLC
4.500%, 05/01/2032 (A)		260,000	268,531
5.125%, 05/01/2027 (A)		1,270,000	1,333,525
5.750%, 02/15/2026 (A)		215,000	224,176
CenturyLink, Inc. 4.000%, 02/15/2027 (A)		370,000	368,964
Charter Communications Operating LLC 6.484%, 10/23/2045		250,000	322,905
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (A)		1,030,000	1,058,016
CSC Holdings LLC 6.500%, 02/01/2029 (A)		1,370,000	1,512,425
DISH DBS Corp. 7.750%, 07/01/2026		2,450,000	2,541,875
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)		280,000	268,654
5.250%, 08/15/2027 (A)		780,000	764,166
Intelsat Jackson Holdings SA 8.000%, 02/15/2024 (A)(B)		330,000	332,888
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (A)		1,000,000	970,000
Match Group, Inc.
4.625%, 06/01/2028 (A)		660,000	678,150
5.000%, 12/15/2027 (A)		400,000	418,584
Netflix, Inc.
4.375%, 11/15/2026		320,000	339,002
4.875%, 06/15/2030 (A)		500,000	539,800
5.375%, 11/15/2029 (A)		770,000	854,777
6.375%, 05/15/2029		490,000	574,525

23

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Sirius XM Radio, Inc. 4.625%, 07/15/2024 (A)	$290,000	$296,931
Sprint Capital Corp. 8.750%, 03/15/2032	1,260,000	1,811,250
Sprint Communications, Inc. 11.500%, 11/15/2021	841,000	939,397
Sprint Corp.
7.250%, 09/15/2021	1,000,000	1,049,200
7.625%, 02/15/2025	40,000	46,650
7.875%, 09/15/2023	1,470,000	1,668,450
Telecom Italia SpA 5.303%, 05/30/2024 (A)	1,000,000	1,047,330
Time Warner Cable LLC 7.300%, 07/01/2038	680,000	906,717
Twitter, Inc. 3.875%, 12/15/2027 (A)	480,000	478,200
Univision Communications, Inc.
5.125%, 02/15/2025 (A)	650,000	621,407
9.500%, 05/01/2025 (A)	650,000	695,500
UPC Holding BV 5.500%, 01/15/2028 (A)	370,000	357,187
Virgin Media Secured Finance PLC 5.500%, 08/15/2026 to 05/15/2029 (A)	1,940,000	2,026,275
		30,369,982
Consumer discretionary – 15.7%
American Axle & Manufacturing, Inc. 6.500%, 04/01/2027	670,000	626,450
Boyne USA, Inc. 7.250%, 05/01/2025 (A)	1,130,000	1,194,975
Brinker International, Inc. 5.000%, 10/01/2024 (A)	420,000	375,900
Carriage Services, Inc. 6.625%, 06/01/2026 (A)	730,000	762,850
Century Communities, Inc. 5.875%, 07/15/2025	1,390,000	1,400,425
Delphi Technologies PLC 5.000%, 10/01/2025 (A)	510,000	526,448
ESH Hospitality, Inc. 4.625%, 10/01/2027 (A)	420,000	397,425
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(B)	2,983,778	298
Ford Motor Company
8.500%, 04/21/2023	20,000	20,744
9.000%, 04/22/2025	1,060,000	1,114,325
Ford Motor Credit Company LLC
3.087%, 01/09/2023	1,250,000	1,182,500
3.096%, 05/04/2023	790,000	740,799
frontdoor, Inc. 6.750%, 08/15/2026 (A)	1,000,000	1,070,000
General Motors Company
5.400%, 10/02/2023	90,000	95,066
6.125%, 10/01/2025	110,000	120,191
Golden Nugget, Inc. 8.750%, 10/01/2025 (A)	660,000	435,600
Hanesbrands, Inc.
4.625%, 05/15/2024 (A)	570,000	579,975
4.875%, 05/15/2026 (A)	550,000	556,875
5.375%, 05/15/2025 (A)	190,000	194,750
Hilton Domestic Operating Company, Inc.
5.375%, 05/01/2025 (A)	410,000	419,307
5.750%, 05/01/2028 (A)	290,000	299,425
Hilton Worldwide Finance LLC 4.625%, 04/01/2025	240,000	238,200
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Installed Building Products, Inc. 5.750%, 02/01/2028 (A)		$500,000	$507,500
IRB Holding Corp. 7.000%, 06/15/2025 (A)		370,000	383,875
L Brands, Inc. 5.250%, 02/01/2028		1,560,000	1,320,150
Lennar Corp.
4.750%, 11/29/2027		150,000	163,500
5.875%, 11/15/2024		640,000	692,800
Levi Strauss & Company 5.000%, 05/01/2025		160,000	163,200
Macy's, Inc. 8.375%, 06/15/2025 (A)		200,000	202,750
Marston's Issuer PLC (3 month GBP LIBOR + 2.550%) 3.218%, 07/15/2035 (C)	GBP	380,000	380,716
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)		$340,000	333,479
MGM Growth Properties Operating Partnership LP 4.500%, 09/01/2026		310,000	304,575
Michaels Stores, Inc. 8.000%, 07/15/2027 (A)		360,000	289,800
Mohegan Gaming & Entertainment 7.875%, 10/15/2024 (A)		1,060,000	763,200
NCL Corp., Ltd.
3.625%, 12/15/2024 (A)		450,000	270,000
12.250%, 05/15/2024 (A)		800,000	860,000
Newell Brands, Inc. 4.875%, 06/01/2025		360,000	373,428
Party City Holdings, Inc. 6.625%, 08/01/2026 (A)		670,000	103,013
PetSmart, Inc. 8.875%, 06/01/2025 (A)		320,000	317,600
Royal Caribbean Cruises, Ltd. 11.500%, 06/01/2025 (A)		420,000	445,347
Sands China, Ltd. 5.400%, 08/08/2028		200,000	213,016
Scientific Games International, Inc. 7.000%, 05/15/2028 (A)		860,000	756,800
Service Corp. International
4.625%, 12/15/2027		680,000	715,564
5.125%, 06/01/2029		500,000	538,750
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025 (A)		632,000	593,878
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)		830,000	697,200
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)		380,000	345,800
Taylor Morrison Communities, Inc.
5.875%, 01/31/2025 (A)		200,000	202,500
6.000%, 09/01/2023 (A)		600,000	600,372
The ServiceMaster Company LLC 5.125%, 11/15/2024 (A)		500,000	506,250
The William Carter Company
5.500%, 05/15/2025 (A)		420,000	432,600
5.625%, 03/15/2027 (A)		390,000	398,381
TopBuild Corp. 5.625%, 05/01/2026 (A)		560,000	571,200
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)		570,000	342,211
13.000%, 05/15/2025 (A)		1,000,000	1,080,000
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)		990,000	812,166

24

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
WW International, Inc. 8.625%, 12/01/2025 (A)	$900,000	$938,250
Wynn Macau, Ltd. 5.125%, 12/15/2029 (A)	300,000	295,500
Wynn Resorts Finance LLC 7.750%, 04/15/2025 (A)	890,000	924,488
		31,192,387
Consumer staples – 3.7%
Altria Group, Inc. 5.950%, 02/14/2049	410,000	524,321
Cott Holdings, Inc. 5.500%, 04/01/2025 (A)	680,000	685,807
Kraft Heinz Foods Company
3.875%, 05/15/2027 (A)	30,000	31,343
4.250%, 03/01/2031 (A)	170,000	180,892
4.875%, 02/15/2025 (A)	1,520,000	1,557,011
5.200%, 07/15/2045	510,000	522,982
5.500%, 06/01/2050 (A)	520,000	541,187
Lamb Weston Holdings, Inc. 4.875%, 11/01/2026 to 05/15/2028 (A)	850,000	881,092
Sally Holdings LLC 5.625%, 12/01/2025	780,000	761,514
Simmons Foods, Inc. 5.750%, 11/01/2024 (A)	940,000	878,900
Spectrum Brands, Inc.
5.000%, 10/01/2029 (A)	250,000	244,063
6.125%, 12/15/2024	520,000	533,000
		7,342,112
Energy – 9.1%
Antero Midstream Partners LP 5.375%, 09/15/2024	250,000	208,750
Apache Corp. 5.100%, 09/01/2040	120,000	96,050
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	390,000	293,623
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	920,000	897,874
6.625%, 07/15/2026 (A)	1,190,000	1,056,577
Cenovus Energy, Inc.
3.000%, 08/15/2022	520,000	494,063
5.400%, 06/15/2047	60,000	47,227
6.750%, 11/15/2039	140,000	125,571
Comstock Resources, Inc. 7.500%, 05/15/2025 (A)	280,000	247,100
Continental Resources, Inc.
3.800%, 06/01/2024	230,000	200,100
4.375%, 01/15/2028	1,000,000	842,200
DCP Midstream Operating LP
6.450%, 11/03/2036 (A)	310,000	254,200
6.750%, 09/15/2037 (A)	700,000	574,000
Endeavor Energy Resources LP
5.500%, 01/30/2026 (A)	270,000	262,672
5.750%, 01/30/2028 (A)	50,000	48,813
EQM Midstream Partners LP
5.500%, 07/15/2028	620,000	573,488
6.500%, 07/15/2048	250,000	215,000
EQT Corp. 6.125%, 02/01/2025	710,000	725,670
MEG Energy Corp.
7.000%, 03/31/2024 (A)	259,000	249,288
7.125%, 02/01/2027 (A)	1,300,000	1,183,806
Montage Resources Corp. 8.875%, 07/15/2023	500,000	430,000
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	460,000	468,560
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
NGPL PipeCo LLC (continued)
4.875%, 08/15/2027 (A)		$300,000	$326,294
Oasis Petroleum, Inc. 6.875%, 03/15/2022 to 01/15/2023		1,411,000	248,323
Occidental Petroleum Corp. 2.900%, 08/15/2024		860,000	683,700
Occidental Petroleum Corp. (3 month LIBOR + 1.450%) 1.842%, 08/15/2022 (C)		110,000	96,250
Petrobras Global Finance BV
5.750%, 02/01/2029		40,000	40,142
6.850%, 06/05/2115		580,000	543,170
Precision Drilling Corp. 7.125%, 01/15/2026 (A)		870,000	435,000
Range Resources Corp.
5.000%, 03/15/2023		450,000	407,066
9.250%, 02/01/2026 (A)		250,000	233,675
Shelf Drilling Holdings, Ltd. 8.250%, 02/15/2025 (A)		1,000,000	442,500
Teine Energy, Ltd. 6.875%, 09/30/2022 (A)		510,000	498,525
The Williams Companies, Inc. 7.500%, 01/15/2031		650,000	792,958
Vesta Energy Corp. 8.125%, 07/24/2023 (A)	CAD	920,000	327,414
Viper Energy Partners LP 5.375%, 11/01/2027 (A)		$260,000	258,050
Western Midstream Operating LP
3.100%, 02/01/2025		1,230,000	1,144,663
3.950%, 06/01/2025		80,000	74,376
4.000%, 07/01/2022		570,000	560,378
WPX Energy, Inc.
5.250%, 10/15/2027		410,000	399,750
8.250%, 08/01/2023		1,040,000	1,110,200
			18,117,066
Financials – 8.4%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (A)		1,320,000	1,386,000
Ally Financial, Inc. 8.000%, 11/01/2031		480,000	605,693
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030		1,470,000	1,638,184
Barclays PLC (8.000% to 12-15-20, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (D)	EUR	540,000	600,926
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (D)		$600,000	614,916
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (A)(D)		350,000	383,688
CIT Group, Inc. 5.250%, 03/07/2025		170,000	170,425
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (A)(D)		600,000	687,000
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(D)		840,000	850,332
DAE Funding LLC 5.750%, 11/15/2023 (A)		1,030,000	908,975
Diversified Healthcare Trust 9.750%, 06/15/2025		1,020,000	1,039,125

25

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024	$680,000	$666,400
Fidelity & Guaranty Life Holdings, Inc. 5.500%, 05/01/2025 (A)	470,000	502,900
FirstCash, Inc. 5.375%, 06/01/2024 (A)	710,000	711,924
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) 03/30/2025 (D)	200,000	201,876
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) 03/23/2028 (D)	720,000	717,300
Intesa Sanpaolo SpA 5.017%, 06/26/2024 (A)	200,000	200,576
INTL. FCStone, Inc. 8.625%, 06/15/2025 (A)	300,000	303,750
Ladder Capital Finance Holdings LLLP 4.250%, 02/01/2027 (A)	530,000	442,550
NatWest Markets NV 7.750%, 05/15/2023	520,000	583,210
Navient Corp. 5.000%, 03/15/2027	330,000	282,150
Quicken Loans LLC 5.250%, 01/15/2028 (A)	890,000	898,179
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (D)	670,000	695,701
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (A)(D)	810,000	834,057
UniCredit SpA (7.296% to 4-2-29, then 5 Year ICE Swap Rate + 4.914%) 04/02/2034 (A)	690,000	752,897
		16,678,734
Health care – 7.7%
Air Methods Corp. 8.000%, 05/15/2025 (A)	860,000	550,400
AMN Healthcare, Inc. 4.625%, 10/01/2027 (A)	200,000	193,076
Bausch Health Americas, Inc. 9.250%, 04/01/2026 (A)	471,000	522,984
Bausch Health Companies, Inc.
6.250%, 02/15/2029 (A)	1,990,000	2,039,750
9.000%, 12/15/2025 (A)	1,080,000	1,181,250
Centene Corp.
3.375%, 02/15/2030	250,000	251,750
4.625%, 12/15/2029	390,000	419,835
5.375%, 06/01/2026 (A)	570,000	602,775
Community Health Systems, Inc.
6.625%, 02/15/2025 (A)	940,000	907,100
8.000%, 03/15/2026 (A)	400,000	390,750
DaVita, Inc. 5.000%, 05/01/2025	310,000	318,138
HCA, Inc. 5.625%, 09/01/2028	1,000,000	1,146,250
HLF Financing Sarl LLC 7.250%, 08/15/2026 (A)	610,000	605,425
LifePoint Health, Inc. 4.375%, 02/15/2027 (A)	530,000	511,450
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)	710,000	723,270
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500%, 12/01/2022 (A)	620,000	542,891
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Radiology Partners, Inc. 9.250%, 02/01/2028 (A)	$780,000	$753,675
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (A)	480,000	519,600
Tenet Healthcare Corp.
6.750%, 06/15/2023	550,000	576,125
7.500%, 04/01/2025 (A)	650,000	708,500
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	250,000	244,375
Teva Pharmaceutical Finance Netherlands III BV 2.800%, 07/21/2023	800,000	756,000
US Renal Care, Inc. 10.625%, 07/15/2027 (A)	750,000	780,000
		15,245,369
Industrials – 9.4%
Ahern Rentals, Inc. 7.375%, 05/15/2023 (A)	530,000	230,550
Allison Transmission, Inc. 5.000%, 10/01/2024 (A)	640,000	644,800
Builders FirstSource, Inc. 5.000%, 03/01/2030 (A)	230,000	215,625
BWX Technologies, Inc. 5.375%, 07/15/2026 (A)	560,000	575,613
Clark Equipment Company 5.875%, 06/01/2025 (A)	280,000	288,750
Cleaver-Brooks, Inc. 7.875%, 03/01/2023 (A)	210,000	175,919
Continental Airlines 2000-1 Class B Pass Through Trust 8.388%, 11/01/2020	143	139
Covanta Holding Corp. 5.875%, 07/01/2025	500,000	493,855
Delta Air Lines, Inc. 3.625%, 03/15/2022	560,000	509,739
FXI Holdings, Inc. 7.875%, 11/01/2024 (A)	767,000	631,832
GFL Environmental, Inc.
5.125%, 12/15/2026 (A)	160,000	166,400
7.000%, 06/01/2026 (A)	288,000	303,120
8.500%, 05/01/2027 (A)	818,000	896,733
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)	2,570,000	1,398,286
Navios Maritime Acquisition Corp. 8.125%, 11/15/2021 (A)	450,000	279,000
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	348,000	268,962
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	1,630,000	1,678,900
6.250%, 01/15/2028 (A)	1,060,000	1,004,350
Sensata Technologies, Inc. 4.375%, 02/15/2030 (A)	420,000	408,450
Signature Aviation US Holdings, Inc. 5.375%, 05/01/2026 (A)	790,000	749,860
Standard Industries, Inc. 4.750%, 01/15/2028 (A)	320,000	322,096
The ADT Security Corp. 4.125%, 06/15/2023	830,000	832,075
The Azek Company LLC 9.500%, 05/15/2025 (A)	320,000	342,400
The Boeing Company 5.150%, 05/01/2030	830,000	886,302

26

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
TransDigm, Inc.
6.250%, 03/15/2026 (A)	$630,000	$644,175
8.000%, 12/15/2025 (A)	370,000	399,600
United Rentals North America, Inc.
3.875%, 11/15/2027	180,000	180,450
5.250%, 01/15/2030	1,100,000	1,146,750
5.500%, 05/15/2027	490,000	519,968
Waste Pro USA, Inc. 5.500%, 02/15/2026 (A)	580,000	573,342
WESCO Distribution, Inc.
7.125%, 06/15/2025 (A)	180,000	180,000
7.250%, 06/15/2028 (A)	340,000	337,430
XPO CNW, Inc. 6.700%, 05/01/2034	740,000	725,200
XPO Logistics, Inc. 6.250%, 05/01/2025 (A)	540,000	563,544
		18,574,215
Information technology – 4.3%
Alliance Data Systems Corp. 4.750%, 12/15/2024 (A)	600,000	536,820
Amkor Technology, Inc. 6.625%, 09/15/2027 (A)	780,000	824,850
CDK Global, Inc.
5.250%, 05/15/2029 (A)	20,000	20,400
5.875%, 06/15/2026	520,000	547,300
CDW LLC 4.250%, 04/01/2028	640,000	651,021
CommScope Technologies LLC
5.000%, 03/15/2027 (A)	250,000	228,750
6.000%, 06/15/2025 (A)	280,000	272,222
CommScope, Inc. 8.250%, 03/01/2027 (A)	1,370,000	1,428,225
Entegris, Inc. 4.375%, 04/15/2028 (A)	700,000	715,414
Fair Isaac Corp. 4.000%, 06/15/2028 (A)	440,000	441,650
j2 Cloud Services LLC 6.000%, 07/15/2025 (A)	760,000	791,350
Level 3 Financing, Inc. 5.250%, 03/15/2026	580,000	600,300
Microchip Technology, Inc. 4.250%, 09/01/2025 (A)	440,000	442,996
Open Text Holdings, Inc. 4.125%, 02/15/2030 (A)	400,000	395,000
Western Digital Corp. 4.750%, 02/15/2026	560,000	589,400
		8,485,698
Materials – 6.6%
Alcoa Nederland Holding BV 7.000%, 09/30/2026 (A)	280,000	287,062
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (A)	540,000	533,450
Ardagh Packaging Finance PLC
5.250%, 08/15/2027 (A)	520,000	512,200
6.000%, 02/15/2025 (A)	800,000	824,760
BHP Billiton Finance USA, Ltd. (6.750% to 10-20-25, then 5 Year U.S. Swap Rate + 5.093%) 10/19/2075 (A)	460,000	527,560
Cascades, Inc.
5.125%, 01/15/2026 (A)	10,000	10,250
5.375%, 01/15/2028 (A)	610,000	619,150
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 (A)	620,000	548,700
7.250%, 04/01/2023 (A)	644,000	595,507
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
First Quantum Minerals, Ltd. (continued)
7.500%, 04/01/2025 (A)	$446,000	$404,745
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (A)	810,000	810,000
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	337,000	340,370
5.450%, 03/15/2043	1,790,000	1,769,039
Greif, Inc. 6.500%, 03/01/2027 (A)	1,179,000	1,190,790
Hudbay Minerals, Inc. 7.625%, 01/15/2025 (A)	510,000	463,636
Mercer International, Inc.
5.500%, 01/15/2026	590,000	533,950
7.375%, 01/15/2025	220,000	214,546
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(B)	1,953,148	2,441
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)	1,140,000	11,400
Olin Corp. 5.000%, 02/01/2030	560,000	481,600
Pactiv LLC 7.950%, 12/15/2025	1,200,000	1,278,000
Teck Resources, Ltd. 5.200%, 03/01/2042	970,000	880,490
U.S. Concrete, Inc. 6.375%, 06/01/2024	260,000	260,650
		13,100,296
Real estate – 4.0%
CoreCivic, Inc.
4.625%, 05/01/2023	280,000	271,600
5.000%, 10/15/2022	370,000	362,600
CTR Partnership LP 5.250%, 06/01/2025	410,000	420,250
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	1,240,000	1,215,200
Forestar Group, Inc.
5.000%, 03/01/2028 (A)	700,000	665,000
8.000%, 04/15/2024 (A)	780,000	819,000
MPT Operating Partnership LP
4.625%, 08/01/2029	380,000	376,200
5.000%, 10/15/2027	720,000	744,300
The GEO Group, Inc.
5.875%, 10/15/2024	850,000	703,375
6.000%, 04/15/2026	1,500,000	1,170,000
VICI Properties LP 4.625%, 12/01/2029 (A)	1,080,000	1,077,473
		7,824,998
Utilities – 0.4%
Talen Energy Supply LLC
6.625%, 01/15/2028 (A)	510,000	499,994
10.500%, 01/15/2026 (A)	400,000	316,000
		815,994
TOTAL CORPORATE BONDS (Cost $176,016,879)		$167,746,851
CONVERTIBLE BONDS – 1.0%
Communication services – 0.6%
DISH Network Corp.
2.375%, 03/15/2024	830,000	714,319
3.375%, 08/15/2026	220,000	193,853
Live Nation Entertainment, Inc. 2.000%, 02/15/2025 (A)	300,000	250,428

27

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Communication services (continued)
Vonage Holdings Corp. 1.750%, 06/01/2024 (A)	$120,000	$112,678
		1,271,278
Energy – 0.1%
Cheniere Energy, Inc. 4.250%, 03/15/2045	360,000	217,540
Industrials – 0.1%
Air Canada 4.000%, 07/01/2025 (A)	130,000	133,413
Information technology – 0.2%
Vishay Intertechnology, Inc. 2.250%, 06/15/2025	460,000	421,402
TOTAL CONVERTIBLE BONDS (Cost $2,305,202)		$2,043,633
TERM LOANS (E) – 5.9%
Communication services – 0.4%
Allen Media LLC, 2020 Term Loan B (3 month LIBOR + 5.500%) 5.823%, 02/10/2027	300,000	282,750
iHeartCommunications, Inc., 2020 Term Loan (1 month LIBOR + 3.000%) 3.174%, 05/01/2026	444,739	414,719
		697,469
Consumer discretionary – 1.4%
CEOC LLC, Exit Term Loan (1 month LIBOR + 2.000%) 2.174%, 10/07/2024	864,340	838,842
Clarios Global LP, USD Term Loan B (1 month LIBOR + 3.500%) 3.674%, 04/30/2026	577,100	548,245
Michaels Stores, Inc., 2018 Term Loan B (1 and 3 month LIBOR + 2.500%) 3.534%, 01/30/2023	269,230	233,557
Mohegan Gaming & Entertainment, 2016 Term Loan B (3 month LIBOR + 4.375%) 5.375%, 10/13/2023	698,148	517,795
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 6.168%, 06/19/2026	790,578	698,341
		2,836,780
Energy – 0.2%
Chesapeake Energy Corp., 2019 Last Out Term Loan (2 month LIBOR + 8.000%) 9.000%, 06/24/2024	630,000	332,848
Permian Production Partners LLC, Term Loan 0.000%, 05/20/2024 (B)	807,500	40,375
		373,223
Financials – 0.8%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%) 3.765%, 02/15/2027	540,000	504,565
Amerilife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%) 4.370%, 03/18/2027	159,545	146,782
Duff + Phelps Corp., 2020 2nd Lien Term Loan (1 month LIBOR + 8.000%) 9.000%, 04/07/2028	620,000	570,400
Jane Street Group LLC, 2020 Term Loan (1 month LIBOR + 3.000%) 3.174%, 01/31/2025	416,839	406,418
		1,628,165
High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Health care – 1.5%
Eyecare Partners LLC, 2020 2nd Lien Term Loan (3 month LIBOR + 8.250%) 9.139%, 02/18/2028	$430,000	$365,500
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 4.822%, 02/05/2027	470,270	427,946
McAfee LLC, 2018 USD Term Loan B (1 month LIBOR + 3.750%) 3.924%, 09/30/2024	823,728	809,313
Option Care Health, Inc., Term Loan B (1 month LIBOR + 4.500%) 4.674%, 08/06/2026	768,075	738,635
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 5.188%, 06/26/2026	623,100	592,612
		2,934,006
Industrials – 1.0%
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%) 3.948%, 04/12/2025	662,963	629,815
Delta Air Lines, Inc., 2020 Term Loan B (3 month LIBOR + 4.750%) 5.750%, 04/29/2023	750,000	739,373
Temple Generation I LLC, 2nd Lien Term Loan (1 month LIBOR + 8.000%) 9.000%, 02/07/2023	667,215	660,543
		2,029,731
Information technology – 0.3%
Global Tel*Link Corp., 2018 1st Lien Term Loan (3 month LIBOR + 4.250%) 5.700%, 11/29/2025	811,240	675,357
Real estate – 0.3%
CoreCivic, Inc., 2019 Term Loan (1 month LIBOR + 4.500%) 5.500%, 12/18/2024	513,500	477,555
TOTAL TERM LOANS (Cost $13,602,127)		$11,652,286
ASSET BACKED SECURITIES – 4.0%
Benefit Street Partners CLO, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 4.269%, 10/15/2030 (A)(C)	250,000	216,264
BlueMountain CLO, Ltd.
Series 2012-2A, Class ER2 (3 month LIBOR + 5.750%) 6.127%, 11/20/2028 (A)(C)	500,000	356,218
Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 8.167%, 08/20/2032 (A)(C)	375,000	291,672
Bowman Park CLO, Ltd. Series 2014-1A, Class D1R (3 month LIBOR + 3.350%) 3.710%, 11/23/2025 (A)(C)	500,000	487,845
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 6.535%, 04/17/2030 (A)(C)	250,000	191,356
Cumberland Park CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 6.785%, 07/20/2028 (A)(C)	250,000	192,863
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 3.719%, 04/15/2031 (A)(C)	530,000	471,401

28

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Greenwood Park CLO, Ltd. (continued)
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 6.169%, 04/15/2031 (A)(C)	$750,000	$580,018
Greywolf CLO, Ltd. Series 2019-1A, Class C (3 month LIBOR + 3.950%) 5.085%, 04/17/2030 (A)(C)	430,000	404,180
Halseypoint CLO, Ltd. Series 2019-1A, Class E (3 month LIBOR + 7.700%) 9.607%, 01/20/2033 (A)(C)	600,000	521,249
Jackson Mill CLO, Ltd. Series 2015-1A, Class DR (3 month LIBOR + 2.800%) 4.019%, 04/15/2027 (A)(C)	250,000	218,117
LCM, Ltd. Series 2022-A, Class DR (3 month LIBOR + 5.500%) 6.635%, 10/20/2028 (A)(C)	500,000	343,376
Madison Park Funding, Ltd. Series 2014-13A, Class DR2 (3 month LIBOR + 2.850%) 3.985%, 04/19/2030 (A)(C)	1,000,000	907,050
Oaktree CLO, Ltd. Series 2019-1A, Class D (3 month LIBOR + 3.800%) 4.898%, 04/22/2030 (A)(C)	250,000	210,796
OZLM, Ltd. Series 2015-11A, Class CR (3 month LIBOR + 3.600%) 4.360%, 10/30/2030 (A)(C)	1,000,000	909,100
Shackleton CLO, Ltd. Series 2013-3A, Class DR (3 month LIBOR + 3.020%) 4.239%, 07/15/2030 (A)(C)	500,000	417,509
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 3.000%) 4.311%, 10/13/2029 (A)(C)	540,000	485,607
Thayer Park CLO, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.700%) 4.835%, 04/20/2029 (A)(C)	250,000	240,658
Voya CLO, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.330%) 4.465%, 04/17/2030 (A)(C)	500,000	458,129
TOTAL ASSET BACKED SECURITIES (Cost $9,014,500)		$7,903,408
COMMON STOCKS – 0.8%
Communication services – 0.0%
New Cotai, Inc., Class B (F)(G)(H)	11	0
Energy – 0.8%
Berry Corp.	211,334	896,046
Hercules Offshore, Inc. (G)(H)	120,022	106,183
KCAD Holdings I, Ltd. (F)(G)(H)	752,218,031	752
Montage Resources Corp. (H)(I)	66,492	406,931
MWO Holdings LLC (F)(G)(H)	1,134	65,851
		1,475,763
TOTAL COMMON STOCKS (Cost $22,029,823)		$1,475,763
PREFERRED SECURITIES – 0.8%
Financials – 0.7%
B. Riley Financial, Inc., 6.875%	16,425	397,157
High Yield Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Financials (continued)
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.177% (C)	43,100	$973,629
		1,370,786
Industrials – 0.1%
Stanley Black & Decker, Inc. (5.000% to 5-15-23, then 10.000% thereafter)	250	261,250
TOTAL PREFERRED SECURITIES (Cost $1,784,125)		$1,632,036
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
John Hancock Collateral Trust, 0.3653% (J)(K)	39,454	395,001
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.1486% (J)	214,665	214,665
TOTAL SHORT-TERM INVESTMENTS (Cost $609,630)		$609,666
Total Investments (High Yield Fund) (Cost $228,736,606) – 98.2%		$194,756,738
Other assets and liabilities, net – 1.8%		3,514,691
TOTAL NET ASSETS – 100.0%		$198,271,429
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $113,854,686 or 57.4% of the fund's net assets as of 5-31-20.
(B)	Non-income producing - Issuer is in default.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $385,746.
(J)	The rate shown is the annualized seven-day yield as of 5-31-20.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

29

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	177	Long	Sep 2020	$22,224,210	$22,235,625	$11,415
10-Year U.S. Treasury Note Futures	61	Short	Sep 2020	(8,462,812)	(8,482,813)	(20,001)
U.S. Treasury Long Bond Futures	16	Short	Sep 2020	(2,852,323)	(2,854,000)	(1,677)
						$(10,263)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	587,667	USD	729,187	JPM	7/16/2020	—	$(3,283)
MXN	3,526,523	USD	140,948	JPM	7/16/2020	$17,041	—
USD	2,831,972	CAD	3,950,827	BNP	7/16/2020	—	(37,559)
USD	773,145	EUR	708,000	BNP	7/16/2020	—	(13,484)
USD	177,466	EUR	161,743	JPM	7/16/2020	—	(2,240)
						$17,041	$(56,566)
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Ford Motor Credit Company LLC	4.220%	643,000	USD	$643,000	5.000%	Quarterly	Jun 2023	$(41,554)	$61,595	$20,041
					$643,000				$(41,554)	$61,595	$20,041
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 91.1%
Australia - 4.2%
AGL Energy, Ltd.	51,663	$578,811
Alumina, Ltd.	194,336	192,393
AMP, Ltd. (A)	272,273	296,905
Ampol, Ltd.	20,003	361,884
APA Group	94,514	732,464
Aristocrat Leisure, Ltd.	46,055	794,413
ASX, Ltd.	15,641	921,852
Aurizon Holdings, Ltd.	157,983	501,176
AusNet Services	144,763	169,739
Australia & New Zealand Banking Group, Ltd.	226,570	2,696,533
Bendigo & Adelaide Bank, Ltd.	42,222	173,418
BHP Group PLC	115,642	2,274,188
BHP Group, Ltd.	236,425	5,564,473
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
BlueScope Steel, Ltd.	40,646	$299,464
Boral, Ltd.	93,373	194,341
Brambles, Ltd.	124,753	971,078
Challenger, Ltd.	46,349	155,303
CIMIC Group, Ltd.	7,461	124,405
Coca-Cola Amatil, Ltd.	40,116	234,597
Cochlear, Ltd.	5,129	661,487
Coles Group, Ltd.	106,811	1,093,428
Commonwealth Bank of Australia	142,213	6,038,953
Computershare, Ltd.	39,046	341,943
Crown Resorts, Ltd.	30,488	195,350
CSL, Ltd.	36,393	6,739,771
Dexus	87,618	527,077

30

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Flight Centre Travel Group, Ltd.	11,122	$97,502
Fortescue Metals Group, Ltd.	111,600	1,033,130
Goodman Group	132,175	1,357,875
Harvey Norman Holdings, Ltd.	45,362	98,436
Incitec Pivot, Ltd.	132,580	177,770
Insurance Australia Group, Ltd.	189,365	773,265
Lendlease Group	45,273	391,372
Macquarie Group, Ltd.	27,195	2,000,206
Magellan Financial Group, Ltd.	10,574	413,497
Medibank Pvt., Ltd.	228,488	433,905
Mirvac Group	314,463	493,356
National Australia Bank, Ltd.	231,586	2,730,742
Newcrest Mining, Ltd.	61,520	1,246,578
Oil Search, Ltd.	154,195	358,507
Orica, Ltd.	32,731	375,898
Origin Energy, Ltd.	140,689	553,039
Qantas Airways, Ltd.	60,495	161,487
QBE Insurance Group, Ltd.	122,665	722,745
Ramsay Health Care, Ltd.	16,632	777,821
REA Group, Ltd.	4,117	276,861
Santos, Ltd.	141,919	508,417
Scentre Group	420,134	626,278
SEEK, Ltd.	26,355	354,038
Sonic Healthcare, Ltd.	36,259	681,617
South32, Ltd.	394,030	498,199
Stockland	189,692	452,900
Suncorp Group, Ltd.	104,289	643,136
Sydney Airport	88,967	348,086
Tabcorp Holdings, Ltd.	160,587	345,577
Telstra Corp., Ltd.	334,371	716,136
The GPT Group	155,036	412,895
TPG Telecom, Ltd.	29,365	165,080
Transurban Group	219,466	2,096,198
Treasury Wine Estates, Ltd.	57,970	372,718
Vicinity Centres	254,879	274,185
Washington H Soul Pattinson & Company, Ltd.	9,601	121,757
Wesfarmers, Ltd.	90,726	2,443,649
Westpac Banking Corp.	285,285	3,253,941
WiseTech Global, Ltd.	11,442	156,002
Woodside Petroleum, Ltd.	74,762	1,127,973
Woolworths Group, Ltd.	101,012	2,379,490
Worley, Ltd.	26,580	149,308
		65,437,018
Austria - 0.2%
ANDRITZ AG (B)	9,193	344,423
Erste Group Bank AG	38,724	856,533
OMV AG	18,754	619,704
Raiffeisen Bank International AG	18,682	342,303
Verbund AG	8,618	384,236
voestalpine AG	14,723	287,534
		2,834,733
Belgium - 0.2%
Ageas SA/NV	7,481	255,358
Anheuser-Busch InBev SA/NV (B)	26,828	1,251,932
Colruyt SA	1,863	112,448
Galapagos NV (A)	1,601	324,793
Groupe Bruxelles Lambert SA	2,845	230,906
KBC Group NV	8,578	450,064
Proximus SADP	5,242	108,762
Solvay SA (B)	2,554	195,024
Telenet Group Holding NV	1,471	60,183
UCB SA	4,485	448,882
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Umicore SA (B)	6,768	$300,736
		3,739,088
Brazil - 0.8%
Ambev SA	294,500	688,747
Atacadao SA	23,700	82,119
B2W Cia Digital (A)	12,800	219,766
B3 SA - Brasil Bolsa Balcao	129,020	1,101,299
Banco Bradesco SA	82,536	275,310
Banco BTG Pactual SA	15,900	145,523
Banco do Brasil SA	53,700	310,348
Banco Santander Brasil SA	25,500	121,854
BB Seguridade Participacoes SA	45,600	216,024
BR Malls Participacoes SA	49,635	91,247
BRF SA (A)	35,600	154,307
CCR SA	75,300	207,430
Centrais Eletricas Brasileiras SA	16,200	86,915
Cia Brasileira de Distribuicao	9,800	115,661
Cia de Saneamento Basico do Estado de Sao Paulo	21,200	215,802
Cia Siderurgica Nacional SA	37,500	72,522
Cielo SA	74,960	57,453
Cogna Educacao	111,000	109,413
Cosan SA (A)	10,000	123,400
Embraer SA (A)	44,500	59,625
Energisa SA	10,000	89,013
Engie Brasil Energia SA	11,925	94,773
Equatorial Energia SA (A)	52,600	197,633
Hapvida Participacoes e Investimentos SA (C)	13,900	142,899
Hypera SA	23,700	143,098
IRB Brasil Resseguros SA	46,900	72,948
JBS SA	68,200	280,785
Klabin SA	43,000	158,824
Localiza Rent a Car SA	37,745	272,179
Lojas Renner SA	48,839	352,818
Magazine Luiza SA	45,400	547,475
Multiplan Empreendimentos Imobiliarios SA	17,200	66,688
Natura & Company Holding SA	40,300	280,785
Notre Dame Intermedica Participacoes SA	30,300	353,745
Petrobras Distribuidora SA	43,200	175,187
Petroleo Brasileiro SA	229,900	897,835
Porto Seguro SA	6,200	54,956
Raia Drogasil SA	14,300	293,273
Rumo SA (A)	67,400	284,565
Sul America SA	19,096	160,496
Suzano SA (A)	33,627	238,577
TIM Participacoes SA	53,100	135,529
Ultrapar Participacoes SA	44,600	143,086
Vale SA	197,370	1,960,274
WEG SA	52,320	410,124
		12,262,330
Canada - 8.0%
Agnico Eagle Mines, Ltd.	25,115	1,606,842
Air Canada (A)	14,288	164,999
Algonquin Power & Utilities Corp. (B)	56,617	792,807
Alimentation Couche-Tard, Inc., Class B (B)	91,634	2,868,450
AltaGas, Ltd.	30,364	325,947
Atco, Ltd., Class I	8,912	251,207
Aurora Cannabis, Inc. (A)(B)	9,766	136,682
Bank of Montreal	67,804	3,344,771

31

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
BCE, Inc.	17,371	$722,041
BlackBerry, Ltd. (A)(B)	56,251	261,471
Bombardier, Inc., Class B (A)(B)	229,701	74,240
Brookfield Asset Management, Inc., Class A	141,914	4,455,781
CAE, Inc.	28,565	428,625
Cameco Corp.	42,042	456,802
Canadian Apartment Properties REIT	9,167	312,524
Canadian Imperial Bank of Commerce	47,538	3,048,357
Canadian National Railway Company	75,491	6,502,693
Canadian Natural Resources, Ltd.	124,640	2,276,716
Canadian Pacific Railway, Ltd.	14,514	3,637,856
Canadian Tire Corp., Ltd., Class A (B)	6,522	557,154
Canadian Utilities, Ltd., Class A	14,696	352,657
Canopy Growth Corp. (A)(B)	22,135	389,213
CCL Industries, Inc., Class B	16,203	545,925
Cenovus Energy, Inc.	110,819	482,924
CGI, Inc. (A)	25,485	1,628,478
CI Financial Corp.	25,366	300,667
Constellation Software, Inc.	2,124	2,414,450
Cronos Group, Inc. (A)(B)	20,378	133,648
Dollarama, Inc.	31,515	1,068,468
Emera, Inc. (B)	25,822	1,026,616
Empire Company, Ltd., Class A	18,766	424,700
Enbridge, Inc.	212,681	6,917,133
Fairfax Financial Holdings, Ltd.	2,930	813,914
First Capital Real Estate Investment Trust (B)	12,752	121,236
First Quantum Minerals, Ltd.	73,099	428,448
Fortis, Inc.	47,166	1,815,935
Franco-Nevada Corp.	19,812	2,780,889
George Weston, Ltd.	8,282	598,270
Gildan Activewear, Inc. (B)	22,098	306,549
Great-West Lifeco, Inc.	35,058	570,869
H&R Real Estate Investment Trust	16,211	114,208
Husky Energy, Inc.	37,579	105,899
Hydro One, Ltd. (C)	36,000	697,592
iA Financial Corp., Inc.	13,413	428,347
IGM Financial, Inc.	10,607	251,915
Imperial Oil, Ltd.	28,401	443,698
Intact Financial Corp.	15,007	1,432,633
Inter Pipeline, Ltd. (B)	44,690	409,297
Keyera Corp. (B)	23,252	368,492
Kinross Gold Corp. (A)	131,934	857,617
Kirkland Lake Gold, Ltd.	28,556	1,100,262
Linamar Corp.	319	8,860
Loblaw Companies, Ltd.	19,704	975,433
Lundin Mining Corp. (B)	72,696	334,744
Magna International, Inc.	31,373	1,322,959
Methanex Corp.	7,912	128,203
Metro, Inc.	27,276	1,137,515
National Bank of Canada (B)	35,757	1,557,170
Nutrien, Ltd.	60,829	2,076,452
Onex Corp.	9,469	444,342
Open Text Corp.	29,209	1,213,462
Parkland Corp.	15,938	448,211
Pembina Pipeline Corp.	57,869	1,445,832
Power Corp. of Canada	63,392	1,031,786
PrairieSky Royalty, Ltd.	23,786	156,863
Quebecor, Inc., Class B	19,343	425,255
Restaurant Brands International, Inc.	30,069	1,642,728
RioCan Real Estate Investment Trust (B)	19,470	205,893
Rogers Communications, Inc., Class B	38,380	1,608,400
Royal Bank of Canada	151,768	9,846,705
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Saputo, Inc. (B)	26,421	$649,179
Shaw Communications, Inc., Class B	50,908	858,912
Shopify, Inc., Class A (A)	10,865	8,246,068
SmartCentres Real Estate Investment Trust	9,236	134,832
Sun Life Financial, Inc.	66,188	2,270,443
Suncor Energy, Inc.	161,628	2,778,614
TC Energy Corp.	98,499	4,439,019
Teck Resources, Ltd., Class B	52,126	495,194
TELUS Corp. (B)	44,028	762,979
The Bank of Nova Scotia	128,769	5,159,738
The Toronto-Dominion Bank	190,572	8,163,516
Thomson Reuters Corp.	21,605	1,447,081
West Fraser Timber Company, Ltd.	5,876	159,015
Wheaton Precious Metals Corp. (B)	47,000	2,024,941
WSP Global, Inc.	11,485	741,226
		125,898,484
Chile - 0.2%
Aguas Andinas SA, Class A	236,050	69,335
Antofagasta PLC	21,801	238,042
Banco de Chile	4,202,759	357,109
Banco de Credito e Inversiones SA	4,652	157,508
Banco Santander Chile	5,841,998	237,942
Cencosud SA	135,436	158,212
Cia Cervecerias Unidas SA	13,876	100,343
Colbun SA	733,269	119,940
Empresa Nacional de Telecomunicaciones SA	14,564	92,799
Empresas CMPC SA	104,907	213,641
Empresas COPEC SA	36,371	229,477
Enel Americas SA	3,553,060	517,156
Enel Chile SA	2,564,851	192,236
Falabella SA	70,514	164,304
Itau CorpBanca Chile SA	12,517,754	29,089
Latam Airlines Group SA (A)	23,703	25,468
		2,902,601
China - 8.2%
3SBio, Inc. (A)(C)	100,100	119,842
51job, Inc., ADR (A)	2,100	135,429
58.com, Inc., ADR (A)	7,400	355,274
AAC Technologies Holdings, Inc. (B)	57,600	298,617
Agile Group Holdings, Ltd.	107,900	111,985
Agricultural Bank of China, Ltd., H Shares	2,312,200	938,364
Air China, Ltd., H Shares	133,300	80,733
Alibaba Group Holding, Ltd., ADR (A)	137,800	28,578,342
A-Living Services Company, Ltd., H Shares (C)	34,250	185,206
Aluminum Corp. of China, Ltd., H Shares (A)	306,600	56,845
Anhui Conch Cement Company, Ltd., H Shares	97,100	732,182
ANTA Sports Products, Ltd.	85,500	766,253
Autohome, Inc., ADR (B)	4,600	353,878
AviChina Industry & Technology Company, Ltd., H Shares	192,000	87,824
BAIC Motor Corp., Ltd., H Shares (C)	135,500	54,928
Baidu, Inc., ADR (A)	21,800	2,322,790
Bank of China, Ltd., H Shares	6,291,600	2,312,679
Bank of Communications Company, Ltd., H Shares	674,900	411,209
Baozun, Inc., ADR (A)(B)	3,400	90,066
BBMG Corp., H Shares	174,000	36,445

32

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
BeiGene, Ltd., ADR (A)(B)	2,900	$480,066
Beijing Capital International Airport Company, Ltd., H Shares	134,900	84,515
BEST, Inc., ADR (A)	15,600	80,808
BYD Company, Ltd., H Shares	50,000	286,948
BYD Electronic International Company, Ltd.	53,900	104,293
CGN Power Company, Ltd., H Shares (C)	827,900	190,723
China Aoyuan Group, Ltd.	96,000	102,938
China Cinda Asset Management Company, Ltd., H Shares	748,200	139,372
China CITIC Bank Corp., Ltd., H Shares	695,000	303,718
China Coal Energy Company, Ltd., H Shares	166,000	39,984
China Communications Construction Company, Ltd., H Shares	349,500	223,541
China Communications Services Corp., Ltd., H Shares	187,200	124,840
China Conch Venture Holdings, Ltd.	128,300	579,066
China Construction Bank Corp., H Shares	7,622,500	6,011,815
China East Education Holdings, Ltd. (C)	43,000	84,970
China Eastern Airlines Corp., Ltd., H Shares (B)	134,000	45,708
China Everbright Bank Company, Ltd., H Shares	253,000	103,025
China Evergrande Group (B)	146,900	309,626
China Galaxy Securities Company, Ltd., H Shares	297,500	144,199
China Hongqiao Group, Ltd.	138,000	61,228
China Huarong Asset Management Company, Ltd., H Shares (C)	834,600	85,851
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd., H Shares (A)(B)(C)	108,000	176,222
China Lesso Group Holdings, Ltd.	85,000	103,339
China Life Insurance Company, Ltd., H Shares	609,200	1,154,387
China Literature, Ltd. (A)(C)	20,000	114,299
China Longyuan Power Group Corp., Ltd., H Shares	249,700	121,947
China Medical System Holdings, Ltd.	108,300	124,194
China Merchants Bank Company, Ltd., H Shares	307,200	1,447,545
China Minsheng Banking Corp., Ltd., H Shares	542,520	378,792
China Molybdenum Company, Ltd., H Shares	288,100	89,335
China National Building Material Company, Ltd., H Shares	307,700	349,083
China Oilfield Services, Ltd., H Shares	129,700	113,554
China Pacific Insurance Group Company, Ltd., H Shares	219,600	610,380
China Petroleum & Chemical Corp., H Shares	2,017,300	941,213
China Railway Construction Corp., Ltd., H Shares	155,000	139,172
China Railway Group, Ltd., H Shares	298,600	163,936
China Railway Signal & Communication Corp., Ltd., H Shares (C)	115,000	50,998
China Reinsurance Group Corp., H Shares	507,000	53,331
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Resources Pharmaceutical Group, Ltd. (C)	126,100	$68,944
China Shenhua Energy Company, Ltd., H Shares	268,000	490,896
China Southern Airlines Company, Ltd., H Shares (B)	118,800	49,482
China Telecom Corp., Ltd., H Shares	1,111,100	368,588
China Tower Corp., Ltd., H Shares (C)	3,328,000	675,915
China Vanke Company, Ltd., H Shares	116,900	381,619
China Zhongwang Holdings, Ltd.	122,400	23,199
Chongqing Rural Commercial Bank Company, Ltd., H Shares	201,700	77,719
CIFI Holdings Group Company, Ltd.	216,000	156,915
CITIC Securities Company, Ltd., H Shares	164,700	299,122
CNOOC, Ltd.	1,416,500	1,618,297
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	94,000	46,853
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(B)	189,000	48,111
Country Garden Holdings Company, Ltd.	608,300	761,435
Country Garden Services Holdings Company, Ltd. (A)	96,000	454,849
CRRC Corp., Ltd., H Shares	352,500	165,650
CSPC Pharmaceutical Group, Ltd.	370,300	729,970
Dali Foods Group Company, Ltd. (C)	160,500	102,089
Datang International Power Generation Company, Ltd., H Shares	222,000	29,934
Dongfeng Motor Group Company, Ltd., H Shares	217,300	137,471
ENN Energy Holdings, Ltd.	62,400	732,577
Fosun International, Ltd.	206,500	267,290
Fuyao Glass Industry Group Company, Ltd., H Shares (B)(C)	36,500	80,605
GDS Holdings, Ltd., ADR (A)(B)	4,800	273,600
Genscript Biotech Corp. (A)(B)	74,000	163,344
GF Securities Company, Ltd., H Shares	114,200	117,464
GOME Retail Holdings, Ltd. (A)	723,200	90,149
Great Wall Motor Company, Ltd., H Shares	244,400	155,651
Greentown Service Group Company, Ltd.	84,000	113,196
Guangzhou Automobile Group Company, Ltd., H Shares	231,080	191,390
Guangzhou R&F Properties Company, Ltd., H Shares	103,600	128,734
Guotai Junan Securities Company, Ltd., H Shares (C)	71,000	94,026
Haidilao International Holding, Ltd. (B)(C)	28,000	136,206
Haitian International Holdings, Ltd.	50,400	107,249
Haitong Securities Company, Ltd., H Shares	231,300	176,827
Hansoh Pharmaceutical Group Company, Ltd. (A)(C)	40,000	174,789
Hengan International Group Company, Ltd.	56,100	461,988
Hua Hong Semiconductor, Ltd. (A)(B)(C)	35,000	65,769
Huadian Power International Corp., Ltd., H Shares	124,000	38,187
Huaneng Power International, Inc., H Shares	303,700	113,363

33

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Huatai Securities Company, Ltd., H Shares (C)	133,700	$211,035
Huazhu Group, Ltd., ADR	10,500	355,110
HUYA, Inc., ADR (A)	4,900	76,048
Industrial & Commercial Bank of China, Ltd., H Shares	5,134,800	3,325,902
Inner Mongolia Yitai Coal Company, Ltd., Class B	83,300	48,843
Innovent Biologics, Inc. (A)(C)	73,500	403,624
iQIYI, Inc., ADR (A)(B)	9,900	164,241
JD.com, Inc., ADR (A)	58,500	3,178,305
Jiangsu Expressway Company, Ltd., H Shares	94,900	112,101
Jiangxi Copper Company, Ltd., H Shares	94,400	86,810
JOYY, Inc., ADR (A)	4,600	280,830
Kaisa Group Holdings, Ltd.	198,000	73,019
Kingdee International Software Group Company, Ltd. (A)	182,000	323,841
Kingsoft Cloud Holdings, Ltd., ADR (A)	52	1,051
Kingsoft Corp., Ltd.	65,200	212,792
KWG Group Holdings, Ltd. (A)	100,500	141,116
Legend Holdings Corp., H Shares (C)	32,800	39,892
Lenovo Group, Ltd.	572,000	312,799
Li Ning Company, Ltd.	155,500	526,794
Logan Property Holdings Company, Ltd.	110,000	165,323
Longfor Group Holdings, Ltd. (C)	140,900	644,355
Luye Pharma Group, Ltd. (B)(C)	92,500	46,486
Maanshan Iron & Steel Company, Ltd., H Shares	56,000	16,118
Meituan Dianping, Class B (A)	80,300	1,529,398
Metallurgical Corp. of China, Ltd., H Shares	225,000	34,974
Momo, Inc., ADR	11,900	230,860
NetEase, Inc., ADR	5,600	2,144,240
New China Life Insurance Company, Ltd., H Shares	72,500	227,607
New Oriental Education & Technology Group, Inc., ADR (A)	11,300	1,355,548
NIO, Inc., ADR (A)(B)	51,800	206,164
Noah Holdings, Ltd., ADR (A)(B)	2,900	76,937
PetroChina Company, Ltd., H Shares	1,660,700	572,930
PICC Property & Casualty Company, Ltd., H Shares	576,950	504,789
Pinduoduo, Inc., ADR (A)	15,300	1,023,111
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	25,400	337,460
Ping An Insurance Group Company of China, Ltd., H Shares	443,800	4,391,901
Postal Savings Bank of China Company, Ltd., H Shares (C)	634,000	406,074
Seazen Group, Ltd. (A)	172,000	160,665
Semiconductor Manufacturing International Corp. (A)	239,800	525,735
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	160,000	280,644
Shanghai Electric Group Company, Ltd., H Shares	198,000	55,082
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	41,100	131,825
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	82,380	58,338
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	65,800	104,312
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shenzhen Expressway Company, Ltd., H Shares	54,000	$54,809
Shenzhou International Group Holdings, Ltd.	59,400	714,785
Shui On Land, Ltd.	295,500	49,022
SINA Corp. (A)	4,900	153,419
Sino-Ocean Group Holding, Ltd.	236,500	55,095
Sinopec Engineering Group Company, Ltd., H Shares	116,500	48,988
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	255,700	63,655
Sinopharm Group Company, Ltd., H Shares	107,900	266,483
Sinotrans, Ltd., H Shares	171,000	35,602
Sinotruk Hong Kong, Ltd. (B)	54,500	132,843
SOHO China, Ltd. (A)	161,700	54,848
Sunac China Holdings, Ltd.	193,300	817,081
Sunny Optical Technology Group Company, Ltd.	56,400	757,954
TAL Education Group, ADR (A)	30,500	1,722,030
Tencent Holdings, Ltd.	454,300	24,603,011
Tencent Music Entertainment Group, ADR (A)	7,200	93,024
The People's Insurance Company Group of China, Ltd., H Shares	702,200	212,416
Tingyi Cayman Islands Holding Corp.	154,700	266,327
Topsports International Holdings, Ltd. (C)	97,000	138,758
TravelSky Technology, Ltd., H Shares	73,500	148,883
Trip.com Group, Ltd., ADR (A)	37,400	993,718
Tsingtao Brewery Company, Ltd., H Shares	31,000	215,745
Uni-President China Holdings, Ltd.	102,000	106,058
Vipshop Holdings, Ltd., ADR (A)	34,900	605,166
Want Want China Holdings, Ltd.	391,500	283,892
Weibo Corp., ADR (A)(B)	4,280	131,696
Weichai Power Company, Ltd., H Shares	149,000	258,118
WuXi AppTec Company, Ltd., H Shares (C)	16,436	174,819
Wuxi Biologics Cayman, Inc. (A)(C)	61,500	971,193
Xiaomi Corp., Class B (A)(C)	826,800	1,294,266
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	59,000	53,486
Xinyi Solar Holdings, Ltd.	320,000	233,194
Yangzijiang Shipbuilding Holdings, Ltd.	70,600	47,117
Yanzhou Coal Mining Company, Ltd., H Shares	132,700	101,874
Yihai International Holding, Ltd. (A)	37,000	332,616
Yum China Holdings, Inc.	28,284	1,310,681
Yuzhou Properties Company, Ltd.	147,000	60,615
Zai Lab, Ltd., ADR (A)	3,000	223,200
Zhaojin Mining Industry Company, Ltd., H Shares	78,000	94,481
Zhejiang Expressway Company, Ltd., H Shares	117,800	82,983
Zhenro Properties Group, Ltd.	117,000	74,580
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(C)	25,200	90,095
Zhongsheng Group Holdings, Ltd.	44,500	230,235
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	43,800	113,969
Zijin Mining Group Company, Ltd., H Shares	437,200	174,600

34

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	105,200	$86,563
ZTE Corp., H Shares (A)	59,700	153,048
ZTO Express Cayman, Inc., ADR	25,000	815,500
		128,924,884
Colombia - 0.0%
Bancolombia SA	20,140	134,987
Ecopetrol SA	454,826	242,655
Grupo Argos SA	26,598	62,038
Grupo de Inversiones Suramericana SA	22,520	109,883
Interconexion Electrica SA ESP	40,421	212,400
		761,963
Czech Republic - 0.0%
CEZ AS	13,647	268,532
Komercni banka AS (A)	6,405	137,250
Moneta Money Bank AS (C)	43,894	97,618
		503,400
Denmark - 1.9%
A.P. Moller - Maersk A/S, Series A	430	394,933
A.P. Moller - Maersk A/S, Series B (B)	620	611,272
Carlsberg A/S, Class B	10,828	1,403,454
Chr. Hansen Holding A/S (B)	10,605	1,029,906
Coloplast A/S, B Shares	11,943	2,019,983
Danske Bank A/S (A)(B)	65,824	816,583
Demant A/S (A)(B)	11,133	315,734
DSV Panalpina A/S (B)	21,413	2,269,745
Genmab A/S (A)	6,570	2,034,255
H Lundbeck A/S	6,970	269,063
ISS A/S (A)	16,093	268,900
Novo Nordisk A/S, B Shares	178,753	11,709,158
Novozymes A/S, B Shares	21,483	1,173,396
Orsted A/S (C)	19,075	2,243,311
Pandora A/S	10,118	506,958
Tryg A/S	12,269	344,687
Vestas Wind Systems A/S (B)	19,106	1,951,405
		29,362,743
Finland - 0.8%
Elisa OYJ	11,339	706,564
Fortum OYJ	35,882	691,034
Kone OYJ, B Shares	27,335	1,837,385
Metso OYJ	8,437	275,115
Neste OYJ	34,025	1,386,483
Nokia OYJ	455,901	1,812,935
Nokian Renkaat OYJ	9,943	231,609
Nordea Bank ABP	290,806	1,980,634
Orion OYJ, Class B	8,390	449,063
Sampo OYJ, A Shares	36,967	1,328,243
Stora Enso OYJ, R Shares	46,916	575,811
UPM-Kymmene OYJ	43,001	1,240,742
Wartsila OYJ ABP	35,775	280,704
		12,796,322
France - 2.8%
Accor SA (A)	5,910	167,075
Aeroports de Paris	958	99,863
Air Liquide SA	16,043	2,181,526
Airbus SE (A)	19,928	1,273,539
Alstom SA	6,465	272,109
Amundi SA (A)(C)	2,242	167,455
Arkema SA	2,351	206,160
Atos SE (A)	3,334	253,747
AXA SA	72,210	1,324,975
BioMerieux (B)	1,391	199,876
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
BNP Paribas SA (A)	38,904	$1,399,977
Bollore SA	27,200	78,105
Bouygues SA (A)	7,506	230,289
Bureau Veritas SA (A)	9,573	195,848
Capgemini SE	5,419	559,754
Carrefour SA	20,411	310,567
Casino Guichard Perrachon SA (A)(B)	1,752	66,001
Cie de Saint-Gobain	16,875	552,243
Cie Generale des Etablissements Michelin SCA	5,780	584,999
CNP Assurances (A)	12,322	130,363
Covivio	1,538	89,861
Credit Agricole SA (A)	40,809	358,269
Danone SA	20,930	1,439,994
Dassault Aviation SA (A)	85	71,799
Dassault Systemes SE	4,406	752,245
Edenred (B)	7,974	333,667
Eiffage SA (A)	2,654	242,271
Electricite de France SA	20,931	186,766
Engie SA	61,747	733,820
EssilorLuxottica SA (A)	9,591	1,248,250
Eurazeo SE (A)	1,302	63,485
Eutelsat Communications SA	5,785	57,920
Faurecia SE (A)	2,464	95,534
Gecina SA	1,517	194,913
Getlink SE (A)	14,694	212,493
Hermes International	1,065	890,018
ICADE	884	63,374
Iliad SA	503	88,111
Ingenico Group SA	2,074	288,680
Ipsen SA	1,272	99,522
JCDecaux SA (A)	2,604	53,357
Kering SA	2,574	1,349,445
Klepierre SA	6,473	123,109
Legrand SA	8,913	610,690
L'Oreal SA	8,529	2,501,655
LVMH Moet Hennessy Louis Vuitton SE	9,447	3,963,257
Natixis SA (A)	35,141	78,801
Orange SA (B)	67,164	807,747
Pernod Ricard SA	7,192	1,120,778
Peugeot SA (A)	20,241	290,568
Publicis Groupe SA	7,375	210,152
Remy Cointreau SA (B)	734	87,315
Renault SA	6,426	145,668
Safran SA (A)	11,225	1,081,628
Sanofi (B)	38,378	3,753,938
Sartorius Stedim Biotech	916	249,316
Schneider Electric SE	18,850	1,866,391
SCOR SE (A)	5,813	145,776
SEB SA	728	100,390
Societe Generale SA (A)	28,844	426,685
Sodexo SA	2,967	200,169
Suez SA	10,683	121,808
Teleperformance	1,958	466,234
Thales SA (B)	3,610	276,319
TOTAL SA	81,587	3,093,845
Ubisoft Entertainment SA (A)(B)	3,041	235,962
Unibail-Rodamco-Westfield	4,622	245,141
Valeo SA	8,109	200,445
Veolia Environnement SA (B)	18,016	396,712
Vinci SA	17,432	1,626,322
Vivendi SA	27,776	635,108
Wendel SE	844	77,898

35

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Worldline SA (A)(C)	4,330	$325,124
		44,633,216
Germany - 5.9%
adidas AG (A)(B)	16,109	4,272,229
Allianz SE	37,853	6,860,333
BASF SE	82,165	4,472,062
Bayer AG	87,875	6,007,102
Bayerische Motoren Werke AG	29,648	1,737,555
Beiersdorf AG	8,911	936,004
Brenntag AG	13,686	728,142
Carl Zeiss Meditec AG, Bearer Shares	3,586	366,962
Commerzbank AG (A)	87,403	338,857
Continental AG	9,744	963,610
Covestro AG (C)	15,522	577,062
Daimler AG	81,392	3,032,790
Delivery Hero SE (A)(C)	10,080	969,820
Deutsche Bank AG (A)(B)	176,375	1,476,457
Deutsche Boerse AG	17,029	2,803,855
Deutsche Lufthansa AG (A)(B)	21,088	214,373
Deutsche Post AG	88,297	2,765,306
Deutsche Telekom AG	297,503	4,668,905
Deutsche Wohnen SE	31,964	1,431,293
E.ON SE	199,837	2,119,804
Evonik Industries AG	18,765	463,686
Fraport AG Frankfurt Airport Services Worldwide (A)(B)	3,588	179,510
Fresenius Medical Care AG & Company KGaA	19,078	1,613,939
Fresenius SE & Company KGaA	37,421	1,809,061
GEA Group AG	13,570	406,713
Hannover Rueck SE	5,737	926,514
HeidelbergCement AG	13,386	669,584
Henkel AG & Company KGaA	9,291	747,200
HOCHTIEF AG	2,154	190,842
Infineon Technologies AG	111,978	2,360,243
KION Group AG	5,792	324,258
Knorr-Bremse AG	4,211	445,998
LANXESS AG	7,515	390,057
Merck KGaA	11,551	1,331,542
METRO AG	15,635	146,251
MTU Aero Engines AG	4,687	757,543
Muenchener Rueckversicherungs-Gesellschaft AG (B)	13,188	3,007,379
Puma SE (A)	7,387	531,437
RWE AG	52,174	1,738,709
SAP SE	87,844	11,210,857
Siemens AG	68,385	7,539,772
Siemens Healthineers AG (C)	13,275	689,252
Symrise AG	11,377	1,252,580
Telefonica Deutschland Holding AG	76,448	233,143
thyssenkrupp AG (A)	35,881	243,862
TUI AG (B)	25,345	138,210
Uniper SE	17,835	557,815
United Internet AG	9,068	373,535
Volkswagen AG	2,838	451,535
Vonovia SE	45,767	2,632,429
Wirecard AG	10,489	1,112,566
Zalando SE (A)(C)	12,389	842,439
		92,060,982
Hong Kong - 2.9%
AIA Group, Ltd.	909,200	7,460,697
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Alibaba Health Information Technology, Ltd. (A)	287,100	$678,440
Alibaba Pictures Group, Ltd. (A)(B)	1,135,600	138,394
ASM Pacific Technology, Ltd.	22,600	207,354
Beijing Enterprises Holdings, Ltd.	42,000	140,216
Beijing Enterprises Water Group, Ltd. (A)	388,500	147,684
BOC Hong Kong Holdings, Ltd.	278,000	783,019
Bosideng International Holdings, Ltd.	256,000	66,217
Brilliance China Automotive Holdings, Ltd.	241,500	212,608
Budweiser Brewing Company APAC, Ltd. (C)	98,800	278,504
China Education Group Holdings, Ltd.	46,000	79,958
China Everbright International, Ltd.	296,200	153,334
China Everbright, Ltd.	79,100	111,837
China Gas Holdings, Ltd.	144,400	510,505
China Jinmao Holdings Group, Ltd. (B)	412,900	288,267
China Mengniu Dairy Company, Ltd. (A)	217,900	785,915
China Merchants Port Holdings Company, Ltd.	112,300	137,717
China Mobile, Ltd.	487,400	3,446,280
China Overseas Land & Investment, Ltd.	305,000	935,368
China Power International Development, Ltd.	323,000	70,943
China Resources Beer Holdings Company, Ltd.	115,200	614,318
China Resources Cement Holdings, Ltd.	194,000	245,103
China Resources Gas Group, Ltd.	69,100	378,547
China Resources Land, Ltd.	253,700	1,011,708
China Resources Power Holdings Company, Ltd.	155,100	180,679
China State Construction International Holdings, Ltd.	161,500	100,042
China Taiping Insurance Holdings Company, Ltd.	147,000	219,910
China Traditional Chinese Medicine Holdings Company, Ltd.	180,000	76,687
China Unicom Hong Kong, Ltd.	491,300	285,688
CITIC, Ltd.	465,600	446,694
CK Asset Holdings, Ltd.	194,000	1,065,556
CK Hutchison Holdings, Ltd.	203,500	1,252,925
CK Infrastructure Holdings, Ltd.	49,500	248,734
CLP Holdings, Ltd.	122,000	1,197,521
COSCO SHIPPING Ports, Ltd.	143,700	72,148
Dairy Farm International Holdings, Ltd.	24,900	105,225
Far East Horizon, Ltd.	172,800	153,735
Galaxy Entertainment Group, Ltd.	162,000	1,107,357
Geely Automobile Holdings, Ltd.	397,300	548,955
Guangdong Investment, Ltd.	232,900	460,542
Haier Electronics Group Company, Ltd.	98,700	276,348
Hang Lung Properties, Ltd.	149,000	315,352
Hang Seng Bank, Ltd.	56,700	870,826
Henderson Land Development Company, Ltd.	107,041	385,115
HK Electric Investments & HK Electric Investments, Ltd.	181,500	180,033
HKT Trust & HKT, Ltd.	280,000	398,328
Hong Kong & China Gas Company, Ltd.	752,646	1,269,805
Hong Kong Exchanges & Clearing, Ltd.	90,100	3,170,926
Hongkong Land Holdings, Ltd.	87,600	330,530
Hutchison China MediTech, Ltd., ADR (A)	4,800	104,688
Jardine Matheson Holdings, Ltd.	16,500	663,518

36

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Jardine Strategic Holdings, Ltd.	16,700	$333,709
Kerry Properties, Ltd.	49,000	116,537
Kingboard Holdings, Ltd.	53,700	130,765
Kingboard Laminates Holdings, Ltd.	86,500	76,408
Kunlun Energy Company, Ltd.	280,900	173,247
Lee & Man Paper Manufacturing, Ltd.	106,500	57,638
Link REIT (B)	156,000	1,178,062
Melco Resorts & Entertainment, Ltd., ADR	16,300	261,289
MTR Corp., Ltd.	113,500	547,694
New World Development Company, Ltd.	454,000	461,433
Nine Dragons Paper Holdings, Ltd.	130,900	115,100
NWS Holdings, Ltd.	114,000	89,918
PCCW, Ltd.	288,000	158,350
Power Assets Holdings, Ltd.	103,500	579,560
Shanghai Industrial Holdings, Ltd.	40,900	63,954
Shenzhen International Holdings, Ltd.	76,500	128,123
Shenzhen Investment, Ltd.	232,000	71,909
Shimao Property Holdings, Ltd.	91,400	383,317
Sino Biopharmaceutical, Ltd.	547,900	865,754
Sino Land Company, Ltd.	231,000	271,139
SJM Holdings, Ltd.	142,000	158,663
SSY Group, Ltd. (B)	120,000	73,979
Sun Art Retail Group, Ltd.	187,200	288,154
Sun Hung Kai Properties, Ltd.	119,500	1,399,663
Swire Pacific, Ltd., Class A	37,500	197,298
Swire Properties, Ltd.	87,400	196,104
Techtronic Industries Company, Ltd.	102,500	894,198
The Bank of East Asia, Ltd.	96,800	175,460
The Wharf Holdings, Ltd.	86,000	154,538
Towngas China Company, Ltd. (A)	83,000	38,334
Vitasoy International Holdings, Ltd.	56,000	209,028
WH Group, Ltd. (C)	717,000	623,750
Wharf Real Estate Investment Company, Ltd. (B)	90,000	349,009
Wheelock & Company, Ltd.	62,000	420,875
Yue Yuen Industrial Holdings, Ltd.	54,500	78,477
Yuexiu Property Company, Ltd.	538,000	97,141
		45,789,377
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	42,322	267,992
OTP Bank NYRT (A)	23,449	788,235
Richter Gedeon NYRT	14,603	319,156
		1,375,383
Indonesia - 0.3%
Ace Hardware Indonesia Tbk PT (A)	390,900	41,644
Adaro Energy Tbk PT	906,500	68,515
Astra International Tbk PT	1,252,700	409,961
Bank Central Asia Tbk PT	599,700	1,067,099
Bank Mandiri Persero Tbk PT	1,130,900	347,530
Bank Negara Indonesia Persero Tbk PT	481,000	126,605
Bank Rakyat Indonesia Persero Tbk PT	3,357,600	679,863
Bank Tabungan Negara Persero Tbk PT	269,500	14,078
Barito Pacific Tbk PT (A)	1,628,000	150,788
Bukit Asam Tbk PT (A)	211,500	28,305
Bumi Serpong Damai Tbk PT (A)	513,600	22,395
Charoen Pokphand Indonesia Tbk PT	448,700	177,938
Gudang Garam Tbk PT	30,400	101,575
Hanjaya Mandala Sampoerna Tbk PT	573,700	76,424
Indah Kiat Pulp & Paper Corp. Tbk PT	169,500	61,138
Indocement Tunggal Prakarsa Tbk PT (A)	113,800	94,461
Indofood CBP Sukses Makmur Tbk PT	140,000	78,290
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Indofood Sukses Makmur Tbk PT	272,500	$107,539
Jasa Marga Persero Tbk PT (A)	128,400	31,268
Kalbe Farma Tbk PT	1,268,500	123,042
Pabrik Kertas Tjiwi Kimia Tbk PT	86,100	23,465
Pakuwon Jati Tbk PT	1,082,400	26,918
Perusahaan Gas Negara Tbk PT	657,700	38,868
Semen Indonesia Persero Tbk PT	184,000	123,681
Telekomunikasi Indonesia Persero Tbk PT	3,039,500	655,911
Unilever Indonesia Tbk PT	454,600	241,580
United Tractors Tbk PT	102,700	110,540
XL Axiata Tbk PT (A)	235,200	41,747
		5,071,168
Ireland - 0.7%
AerCap Holdings NV (A)	12,700	409,448
AIB Group PLC (A)	69,821	77,008
Bank of Ireland Group PLC (A)	87,479	156,240
CRH PLC	68,355	2,201,148
DCC PLC	5,409	453,723
Experian PLC	49,702	1,743,166
Flutter Entertainment PLC	6,744	860,628
Flutter Entertainment PLC (London Stock Exchange)	5,489	698,401
James Hardie Industries PLC, CHESS Depositary Interest	35,319	610,137
Kerry Group PLC, Class A	13,681	1,695,087
Kingspan Group PLC	12,647	781,332
Smurfit Kappa Group PLC	19,501	636,818
		10,323,136
Isle of Man - 0.0%
GVC Holdings PLC	32,174	315,843
Israel - 0.4%
Azrieli Group, Ltd.	3,208	169,155
Bank Hapoalim BM	83,612	514,762
Bank Leumi Le-Israel BM	106,902	567,804
Check Point Software Technologies, Ltd. (A)	8,700	954,129
CyberArk Software, Ltd. (A)	2,700	280,206
ICL Group, Ltd.	52,205	182,028
Isracard, Ltd.	4,005	10,948
Israel Discount Bank, Ltd., Class A	89,552	284,336
Mizrahi Tefahot Bank, Ltd.	10,881	213,000
Nice, Ltd. (A)	4,444	824,629
Teva Pharmaceutical Industries, Ltd., ADR (A)	77,100	966,063
Wix.com, Ltd. (A)	3,400	755,922
		5,722,982
Italy - 1.0%
Assicurazioni Generali SpA	75,818	1,056,987
Atlantia SpA (A)(B)	30,998	509,600
Davide Campari-Milano SpA (B)	36,095	294,536
Enel SpA (B)	509,359	3,938,225
Eni SpA	158,526	1,441,722
Ferrari NV	7,535	1,281,148
FinecoBank Banca Fineco SpA (A)	37,687	441,441
Intesa Sanpaolo SpA (A)	927,879	1,614,574
Leonardo SpA	26,434	165,948
Mediobanca Banca di Credito Finanziario SpA	39,260	258,266
Moncler SpA (A)	11,270	422,298
Pirelli & C. SpA (A)(B)(C)	24,028	108,139
Poste Italiane SpA (C)	33,862	299,603

37

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Prysmian SpA	15,040	$322,352
Recordati SpA	6,381	290,591
Snam SpA	123,799	579,919
Telecom Italia SpA (A)(B)	556,527	206,593
Telecom Italia SpA, Savings Shares	393,152	152,147
Terna Rete Elettrica Nazionale SpA (B)	85,330	579,708
UniCredit SpA (A)	125,176	1,071,527
		15,035,324
Japan - 20.5%
ABC-Mart, Inc.	3,100	188,303
Acom Company, Ltd.	38,000	155,251
Advantest Corp.	19,100	947,924
Aeon Company, Ltd.	62,400	1,382,813
AEON Financial Service Company, Ltd.	10,600	119,616
Aeon Mall Company, Ltd.	9,800	137,698
AGC, Inc.	17,500	496,359
Air Water, Inc.	17,300	251,841
Aisin Seiki Company, Ltd.	15,500	490,818
Ajinomoto Company, Inc.	41,900	714,840
Alfresa Holdings Corp.	18,000	363,332
Alps Alpine Company, Ltd.	20,300	246,027
Amada Company, Ltd.	32,300	288,636
ANA Holdings, Inc. (A)	10,900	263,349
Aozora Bank, Ltd.	11,500	213,571
Asahi Group Holdings, Ltd.	34,800	1,309,518
Asahi Intecc Company, Ltd.	18,600	570,995
Asahi Kasei Corp.	120,900	960,886
Astellas Pharma, Inc.	181,200	3,237,671
Bandai Namco Holdings, Inc.	19,100	1,061,898
Benesse Holdings, Inc.	6,800	184,490
Bridgestone Corp.	54,500	1,808,865
Brother Industries, Ltd.	21,600	408,756
Calbee, Inc.	7,600	220,067
Canon, Inc.	95,800	1,967,214
Casio Computer Company, Ltd.	18,600	328,489
Central Japan Railway Company	13,800	2,365,070
Chubu Electric Power Company, Inc.	61,300	826,310
Chugai Pharmaceutical Company, Ltd.	21,400	3,162,324
Coca-Cola Bottlers Japan Holdings, Inc.	11,700	232,322
Concordia Financial Group, Ltd.	103,300	338,670
Credit Saison Company, Ltd.	15,300	182,904
CyberAgent, Inc.	9,600	485,457
Dai Nippon Printing Company, Ltd.	23,200	528,882
Daicel Corp.	24,000	203,690
Daifuku Company, Ltd.	9,700	758,854
Dai-ichi Life Holdings, Inc.	106,400	1,395,827
Daiichi Sankyo Company, Ltd.	54,400	5,111,713
Daikin Industries, Ltd.	23,800	3,504,437
Daito Trust Construction Company, Ltd.	6,800	719,517
Daiwa House Industry Company, Ltd.	54,400	1,349,805
Daiwa House REIT Investment Corp.	185	456,226
Daiwa Securities Group, Inc.	148,200	617,466
Denso Corp.	41,500	1,598,500
Dentsu Group, Inc.	20,600	550,517
Disco Corp.	2,600	582,486
East Japan Railway Company	28,900	2,269,885
Eisai Company, Ltd.	24,200	1,899,487
Electric Power Development Company, Ltd.	13,800	261,271
FamilyMart Company, Ltd.	24,300	455,532
FANUC Corp.	18,600	3,323,794
Fast Retailing Company, Ltd.	5,600	3,147,679
Fuji Electric Company, Ltd.	12,300	328,593
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
FUJIFILM Holdings Corp.	34,500	$1,582,397
Fujitsu, Ltd.	18,800	1,937,303
Fukuoka Financial Group, Inc.	16,900	275,014
GMO Payment Gateway, Inc.	3,900	439,907
Hakuhodo DY Holdings, Inc.	22,100	275,218
Hamamatsu Photonics KK	13,300	604,273
Hankyu Hanshin Holdings, Inc.	21,800	806,749
Hikari Tsushin, Inc.	2,000	438,646
Hino Motors, Ltd.	28,300	191,890
Hirose Electric Company, Ltd.	3,100	370,606
Hisamitsu Pharmaceutical Company, Inc.	4,900	248,095
Hitachi Chemical Company, Ltd.	9,900	424,532
Hitachi Construction Machinery Company, Ltd.	10,400	274,341
Hitachi Metals, Ltd.	20,500	236,189
Hitachi, Ltd.	93,000	3,003,828
Honda Motor Company, Ltd.	156,500	4,075,042
Hoshizaki Corp.	5,200	419,817
Hoya Corp.	36,300	3,415,592
Hulic Company, Ltd.	28,700	290,612
Idemitsu Kosan Company, Ltd.	18,697	416,266
IHI Corp.	14,400	207,666
Iida Group Holdings Company, Ltd.	14,200	211,051
Inpex Corp.	98,500	689,723
Isetan Mitsukoshi Holdings, Ltd.	31,800	213,432
Isuzu Motors, Ltd.	53,200	499,689
ITOCHU Corp.	129,600	2,786,982
Itochu Techno-Solutions Corp.	9,000	304,609
J Front Retailing Company, Ltd.	21,900	186,424
Japan Airlines Company, Ltd.	11,000	216,004
Japan Airport Terminal Company, Ltd.	4,800	211,279
Japan Exchange Group, Inc.	49,100	1,059,329
Japan Post Bank Company, Ltd.	36,500	302,053
Japan Post Holdings Company, Ltd.	155,300	1,132,856
Japan Post Insurance Company, Ltd.	23,000	293,105
Japan Prime Realty Investment Corp.	74	225,474
Japan Real Estate Investment Corp.	125	680,367
Japan Retail Fund Investment Corp.	249	328,398
Japan Tobacco, Inc.	114,800	2,278,343
JFE Holdings, Inc.	46,500	342,407
JGC Holdings Corp.	21,300	229,695
JSR Corp.	18,500	364,451
JTEKT Corp.	20,100	162,735
JXTG Holdings, Inc.	293,300	1,133,585
Kajima Corp.	43,400	492,805
Kakaku.com, Inc.	12,800	310,841
Kamigumi Company, Ltd.	10,300	201,865
Kansai Paint Company, Ltd.	16,900	350,314
Kao Corp.	46,200	3,719,110
Kawasaki Heavy Industries, Ltd.	13,800	219,200
KDDI Corp.	169,400	4,944,650
Keihan Holdings Company, Ltd.	9,100	433,896
Keikyu Corp.	20,900	350,650
Keio Corp.	9,800	584,292
Keisei Electric Railway Company, Ltd.	12,300	404,137
Keyence Corp.	17,500	7,208,235
Kikkoman Corp.	13,900	701,345
Kintetsu Group Holdings Company, Ltd.	16,300	800,855
Kirin Holdings Company, Ltd.	78,700	1,615,276
Kobayashi Pharmaceutical Company, Ltd.	4,700	420,473
Koito Manufacturing Company, Ltd.	10,000	425,338
Komatsu, Ltd.	88,800	1,795,663
Konami Holdings Corp.	9,000	316,198

38

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Konica Minolta, Inc.	43,800	$162,728
Kose Corp.	3,200	402,983
Kubota Corp.	99,500	1,339,871
Kuraray Company, Ltd.	30,600	322,160
Kurita Water Industries, Ltd.	9,500	263,034
Kyocera Corp.	30,800	1,668,424
Kyowa Kirin Company, Ltd.	23,300	632,289
Kyushu Electric Power Company, Inc.	35,500	295,884
Kyushu Railway Company	15,200	431,951
Lawson, Inc.	4,600	255,189
LINE Corp. (A)	5,600	280,386
Lion Corp.	21,200	488,140
LIXIL Group Corp.	25,400	354,842
M3, Inc.	42,300	1,708,680
Makita Corp.	21,500	730,457
Marubeni Corp.	151,300	736,637
Marui Group Company, Ltd.	18,000	325,655
Maruichi Steel Tube, Ltd.	5,200	133,403
Mazda Motor Corp.	54,000	348,598
McDonald's Holdings Company Japan, Ltd.	6,200	329,942
Mebuki Financial Group, Inc.	85,600	194,586
Medipal Holdings Corp.	17,500	346,682
MEIJI Holdings Company, Ltd.	10,900	823,088
Mercari, Inc. (A)	7,300	218,466
MINEBEA MITSUMI, Inc.	35,000	616,995
MISUMI Group, Inc.	27,100	721,342
Mitsubishi Chemical Holdings Corp.	122,900	723,927
Mitsubishi Corp.	129,700	3,031,246
Mitsubishi Electric Corp.	175,400	2,315,533
Mitsubishi Estate Company, Ltd.	113,400	1,802,424
Mitsubishi Gas Chemical Company, Inc.	15,700	234,654
Mitsubishi Heavy Industries, Ltd.	31,000	804,687
Mitsubishi Materials Corp.	10,500	239,536
Mitsubishi Motors Corp.	61,800	175,070
Mitsubishi UFJ Financial Group, Inc.	1,177,500	4,887,960
Mitsubishi UFJ Lease & Finance Company, Ltd.	39,000	191,239
Mitsui & Company, Ltd.	159,200	2,420,971
Mitsui Chemicals, Inc.	17,700	369,103
Mitsui Fudosan Company, Ltd.	84,600	1,627,484
Mitsui OSK Lines, Ltd.	11,400	202,577
Mizuho Financial Group, Inc.	2,311,300	2,884,830
MonotaRO Company, Ltd.	11,900	432,890
MS&AD Insurance Group Holdings, Inc.	47,800	1,407,943
Murata Manufacturing Company, Ltd.	55,100	3,099,253
Nabtesco Corp.	10,800	337,118
Nagoya Railroad Company, Ltd.	17,600	531,059
NEC Corp.	23,700	1,065,606
Nexon Company, Ltd.	47,400	987,618
NGK Insulators, Ltd.	25,500	374,294
NGK Spark Plug Company, Ltd.	15,100	244,309
NH Foods, Ltd.	7,900	292,307
Nidec Corp.	42,900	2,640,781
Nikon Corp.	30,700	282,562
Nintendo Company, Ltd.	10,700	4,350,394
Nippon Building Fund, Inc.	127	794,277
Nippon Express Company, Ltd.	7,500	385,814
Nippon Paint Holdings Company, Ltd.	14,000	979,692
Nippon Prologis REIT, Inc.	187	527,022
Nippon Shinyaku Company, Ltd.	4,400	380,215
Nippon Steel Corp.	76,400	705,438
Nippon Telegraph & Telephone Corp.	123,400	2,808,731
Nippon Yusen KK	14,500	209,675
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nissan Chemical Corp.	12,000	$532,425
Nissan Motor Company, Ltd.	220,800	836,772
Nisshin Seifun Group, Inc.	18,900	294,992
Nissin Foods Holdings Company, Ltd.	6,000	502,934
Nitori Holdings Company, Ltd.	7,600	1,376,009
Nitto Denko Corp.	15,300	830,799
Nomura Holdings, Inc. (B)	322,600	1,390,351
Nomura Real Estate Holdings, Inc.	12,200	225,188
Nomura Real Estate Master Fund, Inc.	390	478,781
Nomura Research Institute, Ltd.	32,400	859,239
NSK, Ltd.	34,700	255,225
NTT Data Corp.	60,500	701,304
NTT DOCOMO, Inc.	127,700	3,509,666
Obayashi Corp.	62,900	583,258
Obic Company, Ltd.	6,200	1,077,191
Odakyu Electric Railway Company, Ltd.	27,900	698,338
Oji Holdings Corp.	82,600	415,485
Olympus Corp.	111,800	1,943,901
Omron Corp.	17,800	1,181,986
Ono Pharmaceutical Company, Ltd.	35,500	1,018,257
Oracle Corp. Japan	3,600	421,191
Oriental Land Company, Ltd.	19,100	2,774,637
ORIX Corp.	129,200	1,709,765
Orix JREIT, Inc.	248	358,449
Osaka Gas Company, Ltd.	35,400	710,560
Otsuka Corp.	9,900	479,422
Otsuka Holdings Company, Ltd.	37,500	1,691,327
Pan Pacific International Holdings Corp.	42,200	850,941
Panasonic Corp.	212,400	1,902,870
Park24 Company, Ltd.	11,000	212,489
PeptiDream, Inc. (A)	9,000	404,613
Persol Holdings Company, Ltd.	17,100	225,991
Pigeon Corp.	11,000	430,134
Pola Orbis Holdings, Inc.	8,600	168,113
Rakuten, Inc.	82,300	749,294
Recruit Holdings Company, Ltd.	130,000	4,478,103
Renesas Electronics Corp. (A)	74,200	385,941
Resona Holdings, Inc.	203,400	735,589
Ricoh Company, Ltd.	64,400	477,343
Rinnai Corp.	3,200	270,344
Rohm Company, Ltd.	9,000	609,657
Ryohin Keikaku Company, Ltd.	22,900	347,289
Sankyo Company, Ltd.	4,100	105,758
Santen Pharmaceutical Company, Ltd.	34,400	637,159
SBI Holdings, Inc.	23,100	497,179
Secom Company, Ltd.	20,100	1,744,660
Sega Sammy Holdings, Inc.	16,500	215,374
Seibu Holdings, Inc.	18,800	245,780
Seiko Epson Corp.	27,000	305,944
Sekisui Chemical Company, Ltd.	35,300	494,803
Sekisui House, Ltd.	59,700	1,139,622
Seven & i Holdings Company, Ltd.	72,200	2,476,540
Seven Bank, Ltd.	55,800	159,481
SG Holdings Company, Ltd.	13,700	447,970
Sharp Corp. (B)	20,400	222,153
Shimadzu Corp.	21,200	576,445
Shimamura Company, Ltd.	2,100	147,872
Shimano, Inc.	7,100	1,305,910
Shimizu Corp.	56,900	481,646
Shin-Etsu Chemical Company, Ltd.	34,000	3,981,842
Shinsei Bank, Ltd.	19,000	243,017
Shionogi & Company, Ltd.	25,800	1,529,964
Shiseido Company, Ltd.	38,300	2,349,706
Showa Denko KK	13,000	312,127

39

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SMC Corp.	5,500	$2,784,641
Softbank Corp.	160,100	2,032,932
SoftBank Group Corp.	150,300	6,865,069
Sohgo Security Services Company, Ltd.	6,800	334,796
Sompo Holdings, Inc.	33,200	1,184,299
Sony Corp.	122,000	7,901,436
Sony Financial Holdings, Inc.	16,200	391,102
Square Enix Holdings Company, Ltd.	8,800	428,683
Stanley Electric Company, Ltd.	12,500	305,377
Subaru Corp.	59,000	1,307,128
SUMCO Corp.	24,000	370,591
Sumitomo Chemical Company, Ltd.	145,000	450,600
Sumitomo Corp.	114,400	1,378,417
Sumitomo Dainippon Pharma Company, Ltd.	15,300	216,689
Sumitomo Electric Industries, Ltd.	72,800	851,723
Sumitomo Heavy Industries, Ltd.	10,900	250,067
Sumitomo Metal Mining Company, Ltd.	22,300	621,646
Sumitomo Mitsui Financial Group, Inc.	124,800	3,621,987
Sumitomo Mitsui Trust Holdings, Inc.	30,500	902,341
Sumitomo Realty & Development Company, Ltd.	32,000	886,110
Sumitomo Rubber Industries, Ltd.	15,900	162,416
Sundrug Company, Ltd.	6,800	229,060
Suntory Beverage & Food, Ltd.	13,200	540,214
Suzuken Company, Ltd.	6,900	251,032
Suzuki Motor Corp.	35,300	1,230,547
Sysmex Corp.	16,000	1,283,996
T&D Holdings, Inc.	55,700	505,934
Taiheiyo Cement Corp.	11,800	279,684
Taisei Corp.	19,400	673,911
Taisho Pharmaceutical Holdings Company, Ltd.	3,200	203,818
Taiyo Nippon Sanso Corp.	12,500	210,137
Takeda Pharmaceutical Company, Ltd.	143,496	5,613,463
TDK Corp.	12,500	1,172,807
Teijin, Ltd.	17,300	283,536
Terumo Corp.	61,900	2,434,759
The Bank of Kyoto, Ltd.	5,100	183,893
The Chiba Bank, Ltd.	53,800	256,816
The Chugoku Electric Power Company, Inc.	25,900	356,217
The Kansai Electric Power Company, Inc.	67,400	672,582
The Shizuoka Bank, Ltd.	43,500	277,754
The Yokohama Rubber Company, Ltd.	11,400	172,844
THK Company, Ltd.	11,500	300,880
Tobu Railway Company, Ltd.	18,100	642,420
Toho Company, Ltd.	10,700	393,405
Toho Gas Company, Ltd.	7,000	347,411
Tohoku Electric Power Company, Inc.	40,000	415,211
Tokio Marine Holdings, Inc.	62,200	2,698,846
Tokyo Century Corp.	4,200	183,781
Tokyo Electric Power Company Holdings, Inc. (A)	147,300	497,967
Tokyo Electron, Ltd.	15,000	3,018,500
Tokyo Gas Company, Ltd.	35,800	857,122
Tokyu Corp.	47,500	755,292
Tokyu Fudosan Holdings Corp.	59,400	300,352
Toppan Printing Company, Ltd.	27,000	462,694
Toray Industries, Inc.	133,500	649,912
Toshiba Corp.	37,000	1,014,751
Tosoh Corp.	25,700	358,383
TOTO, Ltd.	13,400	533,567
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toyo Seikan Group Holdings, Ltd.	13,900	$148,019
Toyo Suisan Kaisha, Ltd.	8,400	440,183
Toyoda Gosei Company, Ltd.	6,200	133,100
Toyota Industries Corp.	14,100	724,440
Toyota Motor Corp.	218,900	13,795,590
Toyota Tsusho Corp.	20,600	524,122
Trend Micro, Inc.	12,100	666,011
Tsuruha Holdings, Inc.	3,500	518,203
Unicharm Corp.	38,600	1,441,357
United Urban Investment Corp.	281	297,507
USS Company, Ltd.	20,700	360,949
Welcia Holdings Company, Ltd.	4,500	378,618
West Japan Railway Company	15,500	1,003,433
Yakult Honsha Company, Ltd.	11,400	700,329
Yamada Denki Company, Ltd.	59,600	290,043
Yamaha Corp.	13,800	673,233
Yamaha Motor Company, Ltd.	27,400	396,897
Yamato Holdings Company, Ltd.	29,600	658,539
Yamazaki Baking Company, Ltd.	11,500	206,160
Yaskawa Electric Corp.	23,000	829,661
Yokogawa Electric Corp.	22,100	319,660
Z Holdings Corp.	254,300	1,045,950
ZOZO, Inc.	10,400	191,808
		320,920,688
Luxembourg - 0.1%
ArcelorMittal SA (A)	22,499	215,484
Aroundtown SA	108,843	598,644
Eurofins Scientific SE	389	264,479
Millicom International Cellular SA	8,728	208,463
Reinet Investments SCA	11,492	180,472
SES SA	12,257	90,804
Tenaris SA (B)	29,175	183,607
		1,741,953
Macau - 0.1%
Sands China, Ltd.	180,000	707,057
Wynn Macau, Ltd.	113,600	194,572
		901,629
Malaysia - 0.4%
AirAsia Group BHD	94,700	15,092
AMMB Holdings BHD	110,300	80,596
Axiata Group BHD	175,200	153,052
Carlsberg Brewery Malaysia BHD	9,800	65,278
CIMB Group Holdings BHD	317,200	275,576
Dialog Group BHD	227,700	209,388
DiGi.Com BHD	191,200	199,938
Fraser & Neave Holdings BHD	9,000	67,397
Gamuda BHD	112,200	100,893
Genting BHD	140,300	129,357
Genting Malaysia BHD	192,800	103,031
Genting Plantations BHD	17,200	40,045
HAP Seng Consolidated BHD	40,300	69,470
Hartalega Holdings BHD	96,400	278,570
Hong Leong Bank BHD	42,900	134,404
Hong Leong Financial Group BHD	15,700	48,492
IHH Healthcare BHD	141,700	177,337
IJM Corp. BHD	177,500	78,638
IOI Corp. BHD	123,000	128,826
Kuala Lumpur Kepong BHD	27,900	141,337
Malayan Banking BHD	248,400	429,146
Malaysia Airports Holdings BHD	61,800	71,227
Maxis BHD	147,800	179,367
MISC BHD	84,900	162,432
Nestle Malaysia BHD	4,000	128,100

40

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Petronas Chemicals Group BHD	154,700	$224,791
Petronas Dagangan BHD	18,300	98,944
Petronas Gas BHD	49,600	217,094
PPB Group BHD	37,000	147,917
Press Metal Aluminium Holdings BHD	89,600	77,752
Public Bank BHD	199,300	672,922
QL Resources BHD	39,200	91,164
RHB Bank BHD	99,600	109,415
Sime Darby BHD	180,400	86,943
Sime Darby Plantation BHD	133,100	152,175
Telekom Malaysia BHD	73,300	71,137
Tenaga Nasional BHD	199,300	517,123
Top Glove Corp. BHD	97,300	298,272
Westports Holdings BHD	50,300	46,252
YTL Corp. BHD	163,978	39,294
		6,318,184
Mexico - 0.5%
Alfa SAB de CV, Class A (B)	248,000	131,524
Alsea SAB de CV (A)(B)	43,300	36,535
America Movil SAB de CV, Series L	2,756,700	1,832,454
Arca Continental SAB de CV (B)	35,900	160,327
Cemex SAB de CV	1,235,148	292,432
Coca-Cola Femsa SAB de CV	43,900	193,224
El Puerto de Liverpool SAB de CV, Series C1	14,800	36,976
Fibra Uno Administracion SA de CV	259,100	198,755
Fomento Economico Mexicano SAB de CV	160,400	1,085,319
Gruma SAB de CV, Class B	17,240	171,051
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	29,300	195,029
Grupo Aeroportuario del Sureste SAB de CV, B Shares (B)	16,945	176,010
Grupo Bimbo SAB de CV, Series A (B)	132,200	206,755
Grupo Carso SAB de CV, Series A1 (B)	37,400	86,473
Grupo Financiero Banorte SAB de CV, Series O	212,100	646,119
Grupo Financiero Inbursa SAB de CV, Series O (A)	185,600	126,889
Grupo Mexico SAB de CV, Series B	286,500	617,200
Grupo Televisa SAB (A)	199,700	236,673
Industrias Penoles SAB de CV (B)	10,710	101,282
Infraestructura Energetica Nova SAB de CV	42,700	121,700
Kimberly-Clark de Mexico SAB de CV, Class A	122,900	191,324
Megacable Holdings SAB de CV	25,800	77,954
Orbia Advance Corp. SAB de CV	87,035	126,503
Promotora y Operadora de Infraestructura SAB de CV (A)(B)	18,720	141,423
Wal-Mart de Mexico SAB de CV	428,600	1,072,732
		8,262,663
Netherlands - 3.5%
ABN AMRO Bank NV (C)	42,598	338,941
Adyen NV (A)(C)	1,061	1,391,270
Aegon NV (B)	191,287	513,357
Akzo Nobel NV	20,604	1,691,955
Altice Europe NV (A)	62,772	247,962
ASML Holding NV	43,223	14,158,983
EXOR NV	7,009	378,124
Heineken Holding NV (B)	11,566	951,049
Heineken NV	26,249	2,404,163
ING Groep NV	395,363	2,570,494
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Just Eat Takeaway.com NV (A)(C)	11,673	$1,270,896
Koninklijke Ahold Delhaize NV	111,471	2,826,227
Koninklijke DSM NV (B)	18,394	2,352,864
Koninklijke KPN NV	360,491	881,173
Koninklijke Philips NV (A)	91,930	4,179,412
Koninklijke Vopak NV	7,021	384,491
NN Group NV	32,824	1,007,535
NXP Semiconductors NV	28,400	2,729,240
Prosus NV (A)	49,522	4,132,228
QIAGEN NV (A)	20,189	882,238
Randstad NV	12,007	505,172
Royal Dutch Shell PLC, A Shares	230,116	3,642,273
Royal Dutch Shell PLC, B Shares	202,684	3,094,337
Wolters Kluwer NV	27,528	2,197,019
		54,731,403
New Zealand - 0.1%
a2 Milk Company, Ltd. (A)	27,547	326,201
Auckland International Airport, Ltd.	46,119	186,828
Fisher & Paykel Healthcare Corp., Ltd.	21,487	400,617
Fletcher Building, Ltd.	31,373	68,571
Mercury NZ, Ltd.	26,200	75,888
Meridian Energy, Ltd.	47,514	140,723
Ryman Healthcare, Ltd.	15,381	115,981
Spark New Zealand, Ltd.	69,756	191,757
		1,506,566
Norway - 0.2%
Aker BP ASA	4,027	65,093
DNB ASA	37,527	512,163
Equinor ASA (B)	38,546	562,141
Gjensidige Forsikring ASA (A)	8,516	155,254
Mowi ASA	16,859	317,760
Norsk Hydro ASA (A)	50,847	129,258
Orkla ASA	29,382	263,902
Schibsted ASA, B Shares (A)	3,808	91,378
Telenor ASA	27,596	418,284
Yara International ASA	6,840	235,295
		2,750,528
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	20,500	160,925
Credicorp, Ltd.	6,553	903,134
Southern Copper Corp.	8,100	294,030
		1,358,089
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	165,230	139,886
Aboitiz Power Corp.	122,700	67,712
Altus San Nicolas Corp. (A)(D)	2,753	282
Ayala Corp.	23,880	353,598
Ayala Land, Inc.	622,080	393,938
Bank of the Philippine Islands	78,180	102,623
BDO Unibank, Inc.	165,270	328,436
Globe Telecom, Inc.	2,780	125,991
GT Capital Holdings, Inc.	8,063	61,756
International Container Terminal Services, Inc.	82,770	143,415
JG Summit Holdings, Inc.	242,580	233,751
Jollibee Foods Corp.	36,690	78,910
Manila Electric Company	18,600	104,179
Megaworld Corp.	990,500	55,884
Metro Pacific Investments Corp.	1,181,700	67,699
Metropolitan Bank & Trust Company	154,259	107,500
PLDT, Inc.	7,255	180,559
Robinsons Land Corp.	178,200	52,140

41

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Security Bank Corp.	16,790	$27,205
SM Investments Corp. (A)	20,365	369,056
SM Prime Holdings, Inc. (A)	850,400	507,610
Universal Robina Corp.	73,850	191,082
		3,693,212
Poland - 0.1%
Bank Millennium SA (A)	24,116	15,098
Bank Polska Kasa Opieki SA	7,763	101,313
CCC SA	1,337	16,214
CD Projekt SA (A)	2,985	300,906
Cyfrowy Polsat SA	10,787	70,355
Dino Polska SA (A)(C)	2,139	97,591
Grupa Lotos SA	4,017	59,656
KGHM Polska Miedz SA (A)	6,310	135,275
LPP SA	57	97,658
mBank SA (A)	709	37,871
Orange Polska SA (A)	28,726	46,532
PGE Polska Grupa Energetyczna SA (A)	36,663	44,218
Polski Koncern Naftowy ORLEN SA	13,295	221,849
Polskie Gornictwo Naftowe i Gazownictwo SA	75,704	79,548
Powszechna Kasa Oszczednosci Bank Polski SA	39,007	215,805
Powszechny Zaklad Ubezpieczen SA	29,574	220,354
Santander Bank Polska SA (A)	1,515	61,593
		1,821,836
Portugal - 0.1%
EDP - Energias de Portugal SA	204,128	953,602
Galp Energia SGPS SA	39,731	472,727
Jeronimo Martins SGPS SA (A)	19,690	335,748
		1,762,077
Romania - 0.0%
NEPI Rockcastle PLC	30,003	153,418
Russia - 0.0%
Evraz PLC	27,780	97,338
Singapore - 0.3%
Ascendas Real Estate Investment Trust	79,300	176,484
BOC Aviation, Ltd. (C)	17,000	93,834
CapitaLand Commercial Trust	71,600	88,953
CapitaLand Mall Trust	70,600	101,866
CapitaLand, Ltd. (A)	72,800	149,485
City Developments, Ltd.	12,900	70,569
ComfortDelGro Corp., Ltd.	60,600	61,913
DBS Group Holdings, Ltd.	50,000	691,725
Genting Singapore, Ltd.	177,800	99,073
Jardine Cycle & Carriage, Ltd.	3,000	46,579
Keppel Corp., Ltd.	41,800	175,314
Mapletree Commercial Trust	57,900	82,376
Oversea-Chinese Banking Corp., Ltd.	96,400	585,298
SATS, Ltd.	19,100	36,062
Sembcorp Industries, Ltd.	28,100	27,088
Singapore Airlines, Ltd.	14,700	39,788
Singapore Exchange, Ltd.	22,800	133,953
Singapore Press Holdings, Ltd.	43,500	39,523
Singapore Technologies Engineering, Ltd.	42,700	96,702
Singapore Telecommunications, Ltd.	228,960	403,209
Suntec Real Estate Investment Trust	48,100	50,255
United Overseas Bank, Ltd.	35,900	497,232
UOL Group, Ltd.	13,400	65,126
Venture Corp., Ltd.	7,700	83,677
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Wilmar International, Ltd.	55,300	$156,228
		4,052,312
South Africa - 1.0%
Absa Group, Ltd.	53,186	247,320
Anglo American Platinum, Ltd.	4,048	256,674
AngloGold Ashanti, Ltd.	31,510	767,830
Aspen Pharmacare Holdings, Ltd. (A)	29,783	238,274
Bid Corp., Ltd.	25,439	359,093
Capitec Bank Holdings, Ltd.	3,396	164,722
Clicks Group, Ltd.	19,809	263,067
Discovery, Ltd.	33,367	187,673
Exxaro Resources, Ltd.	19,417	137,731
FirstRand, Ltd.	259,146	595,125
Fortress REIT, Ltd., Class A	82,562	52,185
Gold Fields, Ltd.	62,697	483,905
Growthpoint Properties, Ltd.	229,240	163,399
Impala Platinum Holdings, Ltd.	61,443	410,031
Investec, Ltd.	32,205	56,646
Kumba Iron Ore, Ltd.	4,940	133,414
Liberty Holdings, Ltd.	14,114	50,181
Life Healthcare Group Holdings, Ltd.	101,334	105,264
Momentum Metropolitan Holdings	80,807	79,344
Mr. Price Group, Ltd.	19,188	142,821
MTN Group, Ltd.	130,706	405,181
MultiChoice Group, Ltd. (A)	33,434	165,186
Naspers, Ltd., N Shares	34,154	5,560,032
Nedbank Group, Ltd.	29,266	165,647
Northam Platinum, Ltd. (A)	26,956	169,130
Old Mutual, Ltd.	384,570	246,767
Pepkor Holdings, Ltd. (C)	62,131	42,351
Pick n Pay Stores, Ltd.	27,474	83,337
PSG Group, Ltd.	11,081	102,066
Rand Merchant Investment Holdings, Ltd.	68,800	107,005
Redefine Properties, Ltd.	421,070	46,397
Remgro, Ltd.	39,603	312,999
RMB Holdings, Ltd.	56,653	172,557
Sanlam, Ltd.	145,447	469,795
Sasol, Ltd. (A)	43,582	228,188
Shoprite Holdings, Ltd.	35,863	211,393
Sibanye Stillwater, Ltd. (A)	174,210	319,918
Standard Bank Group, Ltd.	98,344	572,423
Telkom SA SOC, Ltd.	23,002	23,261
The Bidvest Group, Ltd.	21,452	186,211
The Foschini Group, Ltd.	17,653	63,298
The SPAR Group, Ltd.	14,208	142,046
Tiger Brands, Ltd.	12,317	110,168
Vodacom Group, Ltd.	49,137	352,794
Woolworths Holdings, Ltd.	72,636	120,037
		15,272,886
South Korea - 4.6%
Amorepacific Corp.	3,944	520,967
AMOREPACIFIC Group	3,559	166,885
BGF retail Company, Ltd.	948	127,932
BNK Financial Group, Inc.	36,893	151,873
Celltrion Healthcare Company, Ltd. (A)	6,479	477,312
Celltrion Pharm, Inc. (A)	94	6,986
Celltrion, Inc. (A)	11,554	2,000,554
Cheil Worldwide, Inc.	8,445	113,528
CJ CheilJedang Corp.	1,014	243,680
CJ Corp.	1,829	136,167
CJ ENM Company, Ltd.	1,335	131,079
CJ Logistics Corp. (A)	1,101	143,424

42

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Coway Company, Ltd.	6,308	$339,693
Daelim Industrial Company, Ltd.	3,481	260,487
Daewoo Engineering & Construction Company, Ltd. (A)	24,320	75,535
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	4,572	80,921
DB Insurance Company, Ltd.	6,681	234,915
Doosan Bobcat, Inc.	6,245	119,955
E-MART, Inc.	2,540	233,637
Fila Holdings Corp.	6,042	188,581
GS Engineering & Construction Corp.	7,657	177,253
GS Holdings Corp.	6,375	194,580
GS Retail Company, Ltd.	3,267	112,586
Hana Financial Group, Inc.	37,217	899,226
Hankook Tire & Technology Company, Ltd.	9,329	177,308
Hanmi Pharm Company, Ltd.	781	150,021
Hanon Systems	22,302	175,849
Hanwha Life Insurance Company, Ltd.	12,752	15,781
HDC Hyundai Development Co-Engineering & Construction, Series E	5,020	81,110
Helixmith Company, Ltd. (A)	2,947	149,946
HLB, Inc. (A)	4,503	412,786
Hotel Shilla Company, Ltd.	3,853	247,636
Hyundai Department Store Company, Ltd.	1,754	90,862
Hyundai Engineering & Construction Company, Ltd.	9,680	268,431
Hyundai Glovis Company, Ltd.	2,341	214,343
Hyundai Heavy Industries Holdings Company, Ltd.	1,209	265,262
Hyundai Marine & Fire Insurance Company, Ltd.	8,070	158,484
Hyundai Mobis Company, Ltd.	8,210	1,316,367
Hyundai Motor Company	18,345	1,458,582
Hyundai Steel Company	10,074	178,886
Industrial Bank of Korea	33,896	227,665
Kakao Corp.	6,322	1,350,143
Kangwon Land, Inc.	14,505	284,948
KB Financial Group, Inc.	48,950	1,335,900
KCC Corp.	594	69,159
Kia Motors Corp.	32,469	902,850
KMW Company, Ltd. (A)	3,167	149,796
Korea Aerospace Industries, Ltd.	9,053	186,088
Korea Electric Power Corp. (A)	31,359	549,881
Korea Gas Corp.	3,492	84,565
Korea Investment Holdings Company, Ltd.	5,556	238,022
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	4,770	351,805
Korea Zinc Company, Ltd.	1,042	319,132
Korean Air Lines Company, Ltd. (A)	5,641	94,941
KT&G Corp.	14,318	971,739
Kumho Petrochemical Company, Ltd.	2,304	132,568
LG Chem, Ltd.	5,624	1,782,576
LG Corp.	11,808	603,576
LG Display Company, Ltd. (A)	28,068	232,961
LG Electronics, Inc.	13,128	631,216
LG Household & Health Care, Ltd.	1,150	1,274,583
LG Innotek Company, Ltd.	1,769	211,951
LG Uplus Corp.	26,236	279,421
Lotte Chemical Corp.	2,118	322,984
Lotte Corp.	3,168	87,910
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Lotte Shopping Company, Ltd.	1,356	$97,860
Medy-Tox, Inc.	550	75,528
Meritz Securities Company, Ltd.	41,491	110,593
Mirae Asset Daewoo Company, Ltd.	52,848	264,924
NAVER Corp.	17,135	3,133,798
NCSoft Corp.	2,016	1,287,784
Netmarble Corp. (A)(C)	3,120	233,104
NH Investment & Securities Company, Ltd.	19,940	157,550
OCI Company, Ltd. (A)	2,328	74,451
Orion Corp.	2,892	308,399
Ottogi Corp.	152	67,809
Pan Ocean Company, Ltd. (A)	33,960	98,522
Pearl Abyss Corp. (A)	779	128,747
POSCO	9,658	1,420,903
POSCO Chemical Company, Ltd.	2,982	134,357
Posco International Corp.	6,461	83,743
S-1 Corp.	2,014	151,455
Samsung Biologics Company, Ltd. (A)(C)	2,028	1,022,526
Samsung C&T Corp.	10,517	845,216
Samsung Card Company, Ltd.	3,494	83,563
Samsung Electro-Mechanics Company, Ltd.	6,891	699,277
Samsung Electronics Company, Ltd.	584,679	24,080,637
Samsung Engineering Company, Ltd. (A)	19,406	190,651
Samsung Fire & Marine Insurance Company, Ltd.	3,876	572,751
Samsung Heavy Industries Company, Ltd. (A)	53,506	209,057
Samsung Life Insurance Company, Ltd.	9,467	351,025
Samsung SDI Company, Ltd.	6,749	1,965,079
Samsung SDS Company, Ltd.	4,261	658,067
Samsung Securities Company, Ltd.	8,623	195,756
Shinhan Financial Group Company, Ltd.	56,206	1,373,779
Shinsegae, Inc.	908	180,236
SK Holdings Company, Ltd.	4,330	839,518
SK Hynix, Inc.	66,896	4,436,048
SK Innovation Company, Ltd.	6,783	653,211
SK Telecom Company, Ltd.	2,475	432,263
S-Oil Corp.	5,452	312,928
Woori Financial Group, Inc.	66,110	487,838
Yuhan Corp.	5,708	240,146
		72,834,889
Spain - 1.8%
ACS Actividades de Construccion y Servicios SA	23,021	589,109
Aena SME SA (A)(C)	6,013	858,157
Amadeus IT Group SA	38,545	2,015,573
AmRest Holdings SE (A)	3,314	21,703
Banco Bilbao Vizcaya Argentaria SA	596,378	1,836,759
Banco de Sabadell SA	508,298	155,724
Banco Santander SA	1,483,721	3,392,260
Bankia SA	112,064	98,675
Bankinter SA	59,282	251,850
CaixaBank SA	317,120	589,920
Cellnex Telecom SA (A)(C)	22,386	1,256,039
Enagas SA	21,871	492,966
Endesa SA	28,264	675,123
Ferrovial SA	43,670	1,190,087
Grifols SA	26,593	829,869
Iberdrola SA	549,711	5,951,987
Industria de Diseno Textil SA (B)	97,617	2,718,970

43

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Mapfre SA	111,988	$197,478
Naturgy Energy Group SA	26,030	485,424
Red Electrica Corp. SA	38,112	671,082
Repsol SA	126,217	1,188,343
Siemens Gamesa Renewable Energy SA	21,238	360,823
Telefonica SA	417,937	1,957,071
		27,784,992
Sweden - 1.9%
Alfa Laval AB (A)	28,389	576,923
Assa Abloy AB, B Shares	90,281	1,842,670
Atlas Copco AB, A Shares	60,689	2,400,551
Atlas Copco AB, B Shares	35,177	1,250,266
Boliden AB	24,526	535,927
Electrolux AB, Series B (B)	20,428	336,814
Epiroc AB, A Shares	59,490	665,906
Epiroc AB, B Shares	35,331	396,159
Essity AB, B Shares (A)	54,770	1,814,014
Hennes & Mauritz AB, B Shares (B)	72,726	1,106,056
Hexagon AB, B Shares (A)	23,784	1,319,119
Husqvarna AB, B Shares	37,691	279,507
ICA Gruppen AB	8,033	378,337
Industrivarden AB, C Shares (A)(B)	15,448	346,231
Investor AB, B Shares	41,548	2,229,857
Kinnevik AB, B Shares (B)	22,264	564,448
L E Lundbergforetagen AB, B Shares (A)	7,040	351,239
Lundin Energy AB (B)	16,567	404,208
Sandvik AB (A)	102,150	1,707,701
Securitas AB, B Shares (A)	28,331	378,246
Skandinaviska Enskilda Banken AB, A Shares (A)	146,190	1,272,154
Skanska AB, B Shares (A)	30,615	615,449
SKF AB, B Shares	34,519	638,195
Svenska Handelsbanken AB, A Shares (A)	138,999	1,312,987
Swedbank AB, A Shares (A)(B)	80,594	1,012,158
Swedish Match AB	15,260	1,065,042
Tele2 AB, B Shares	44,838	594,099
Telefonaktiebolaget LM Ericsson, B Shares	277,384	2,540,102
Telia Company AB	245,637	840,166
Volvo AB, B Shares (A)	135,004	1,926,423
		30,700,954
Switzerland - 6.6%
ABB, Ltd.	142,291	2,823,374
Adecco Group AG	11,865	570,516
Alcon, Inc. (A)	32,204	2,084,751
Baloise Holding AG	4,066	581,826
Barry Callebaut AG	227	457,843
Chocoladefabriken Lindt & Spruengli AG	8	697,617
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	82	686,915
Cie Financiere Richemont SA (B)	40,310	2,369,411
Clariant AG (A)	15,371	283,850
Coca-Cola HBC AG	10,999	278,523
Credit Suisse Group AG	201,493	1,851,819
Dufry AG (A)	3,129	93,641
EMS-Chemie Holding AG	614	456,216
Geberit AG	2,827	1,383,225
Givaudan SA	709	2,553,165
Glencore PLC (A)	583,399	1,101,776
Julius Baer Group, Ltd.	17,553	755,447
Kuehne + Nagel International AG (A)	4,067	588,201
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
LafargeHolcim, Ltd. (A)	38,286	$1,596,355
Lonza Group AG	5,754	2,841,444
Nestle SA	230,224	24,997,044
Novartis AG	166,244	14,472,533
Pargesa Holding SA, Bearer Shares	2,852	216,595
Partners Group Holding AG (B)	1,456	1,212,957
Roche Holding AG	54,352	18,866,763
Schindler Holding AG	1,434	334,860
Schindler Holding AG, Participation Certificates	3,193	745,970
SGS SA	459	1,082,912
Sika AG (B)	9,847	1,691,617
Sonova Holding AG	4,242	935,190
STMicroelectronics NV	23,376	580,542
Straumann Holding AG	801	653,268
Swiss Life Holding AG	2,759	977,952
Swiss Prime Site AG	5,781	540,287
Swiss Re AG	23,545	1,607,925
Swisscom AG	1,965	1,022,589
Temenos AG	5,023	772,055
The Swatch Group AG	3,532	138,353
The Swatch Group AG, Bearer Shares (B)	2,312	466,402
UBS Group AG	300,513	3,217,178
Vifor Pharma AG	3,519	539,238
Zurich Insurance Group AG	11,893	3,848,597
		102,976,742
Taiwan - 3.2%
Accton Technology Corp.	38,000	306,302
Acer, Inc.	221,000	120,544
Advantech Company, Ltd.	26,699	264,913
Airtac International Group	9,000	155,163
ASE Technology Holding Company, Ltd.	265,000	545,344
Asia Cement Corp.	168,000	244,103
Asustek Computer, Inc.	54,000	379,132
AU Optronics Corp.	642,000	162,871
Catcher Technology Company, Ltd.	50,000	364,396
Cathay Financial Holding Company, Ltd.	608,000	812,435
Chailease Holding Company, Ltd.	90,954	354,516
Chang Hwa Commercial Bank, Ltd.	420,854	264,297
Cheng Shin Rubber Industry Company, Ltd.	140,000	153,365
Chicony Electronics Company, Ltd.	44,526	127,751
China Airlines, Ltd.	160,000	43,767
China Development Financial Holding Corp.	1,046,000	317,617
China Life Insurance Company, Ltd.	243,990	168,993
China Steel Corp.	891,000	587,879
Chunghwa Telecom Company, Ltd.	288,000	1,060,430
Compal Electronics, Inc.	315,000	200,612
CTBC Financial Holding Company, Ltd.	1,410,000	939,810
Delta Electronics, Inc.	148,000	681,364
E.Sun Financial Holding Company, Ltd.	792,776	705,983
Eclat Textile Company, Ltd.	14,340	147,750
Eva Airways Corp.	179,465	65,822
Evergreen Marine Corp. Taiwan, Ltd. (A)	177,900	64,745
Far Eastern New Century Corp.	245,000	219,876
Far EasTone Telecommunications Company, Ltd.	117,000	252,605
Feng TAY Enterprise Company, Ltd.	25,100	151,790
First Financial Holding Company, Ltd.	745,494	568,514
Formosa Chemicals & Fibre Corp.	268,000	643,901
Formosa Petrochemical Corp.	93,000	272,536

44

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Formosa Plastics Corp.	342,000	$947,061
Formosa Taffeta Company, Ltd.	64,000	72,976
Foxconn Technology Company, Ltd.	71,000	127,850
Fubon Financial Holding Company, Ltd.	517,000	731,617
Giant Manufacturing Company, Ltd.	23,000	180,397
Globalwafers Company, Ltd.	17,000	206,097
Highwealth Construction Corp.	55,000	81,386
Hiwin Technologies Corp.	17,696	181,519
Hon Hai Precision Industry Company, Ltd.	951,800	2,407,953
Hotai Motor Company, Ltd.	23,000	412,528
Hua Nan Financial Holdings Company, Ltd.	583,048	378,818
Innolux Corp.	618,000	128,357
Inventec Corp.	189,000	153,699
Largan Precision Company, Ltd.	8,000	1,024,853
Lite-On Technology Corp.	161,000	258,375
MediaTek, Inc.	115,000	1,775,548
Mega Financial Holding Company, Ltd.	822,000	844,510
Micro-Star International Company, Ltd.	51,000	172,074
Nan Ya Plastics Corp.	393,000	825,172
Nanya Technology Corp.	94,000	188,119
Nien Made Enterprise Company, Ltd.	12,000	103,123
Novatek Microelectronics Corp.	44,000	301,271
Pegatron Corp.	150,000	322,855
Phison Electronics Corp.	12,000	110,603
Pou Chen Corp.	174,000	171,593
Powertech Technology, Inc.	58,000	187,842
President Chain Store Corp.	43,000	423,664
Quanta Computer, Inc.	205,000	478,883
Realtek Semiconductor Corp.	37,000	319,593
Ruentex Development Company, Ltd.	43,560	66,487
Ruentex Industries, Ltd.	26,000	56,638
Shin Kong Financial Holding Company, Ltd.	888,988	247,568
SinoPac Financial Holdings Company, Ltd.	810,601	319,551
Standard Foods Corp.	31,600	66,871
Synnex Technology International Corp.	101,000	149,541
Taishin Financial Holding Company, Ltd.	707,437	307,138
Taiwan Business Bank	386,516	136,706
Taiwan Cement Corp.	374,936	532,297
Taiwan Cooperative Financial Holding Company, Ltd.	667,680	454,893
Taiwan High Speed Rail Corp.	143,000	179,659
Taiwan Mobile Company, Ltd.	121,000	432,975
Taiwan Semiconductor Manufacturing Company, Ltd.	1,875,816	18,235,323
Tatung Company, Ltd. (A)	141,000	97,554
The Shanghai Commercial & Savings Bank, Ltd.	252,000	360,321
Uni-President Enterprises Corp.	366,000	888,371
United Microelectronics Corp.	853,000	440,287
Vanguard International Semiconductor Corp.	68,000	167,337
Walsin Technology Corp.	24,000	149,994
Win Semiconductors Corp.	26,000	224,406
Winbond Electronics Corp.	228,000	104,974
Wistron Corp.	220,040	209,783
Wiwynn Corp.	6,000	160,779
WPG Holdings, Ltd.	110,960	145,261
Yageo Corp.	19,556	242,687
Yuanta Financial Holding Company, Ltd.	762,000	413,493
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Zhen Ding Technology Holding, Ltd.	42,000	$167,856
		49,826,212
Thailand - 0.5%
Advanced Info Service PCL, NVDR	75,300	455,852
Airports of Thailand PCL, NVDR	271,000	529,669
B. Grimm Power PCL, NVDR	48,100	79,878
Bangkok Bank PCL, NVDR	31,200	107,334
Bangkok Dusit Medical Services PCL, NVDR	603,400	426,816
Bangkok Expressway & Metro PCL, NVDR	484,400	150,427
Banpu PCL, NVDR	259,800	51,111
Berli Jucker PCL, NVDR	74,600	99,809
BTS Group Holdings PCL, NVDR	443,500	168,935
Bumrungrad Hospital PCL, NVDR	27,000	101,945
Central Pattana PCL, NVDR	145,700	226,789
Central Retail Corp. PCL, NVDR (A)	114,958	139,775
Charoen Pokphand Foods PCL, NVDR	249,600	247,822
CP ALL PCL, NVDR	367,300	815,736
Electricity Generating PCL, NVDR	18,700	162,587
Energy Absolute PCL, NVDR	104,300	128,116
Global Power Synergy PCL, NVDR	44,200	105,006
Gulf Energy Development PCL, NVDR	168,200	199,752
Home Product Center PCL, NVDR	370,400	173,141
Indorama Ventures PCL, NVDR	108,000	97,115
Intouch Holdings PCL, NVDR	142,500	241,407
IRPC PCL, NVDR	658,700	56,121
Kasikornbank PCL, NVDR	114,400	346,888
Krung Thai Bank PCL, NVDR	233,800	76,667
Land & Houses PCL, NVDR	537,200	123,655
Minor International PCL, NVDR (A)	176,400	103,295
Muangthai Capital PCL, NVDR	39,400	69,330
Osotspa PCL, NVDR	46,700	62,596
PTT Exploration & Production PCL, NVDR	88,400	234,558
PTT Global Chemical PCL, NVDR	144,400	195,759
PTT PCL, NVDR	724,100	810,300
Ratch Group PCL, NVDR	46,200	101,754
Srisawad Corp. PCL, NVDR (A)	46,600	83,756
Thai Oil PCL, NVDR	68,300	92,769
Thai Union Group PCL, NVDR	212,300	91,536
The Siam Cement PCL, NVDR	49,700	536,965
The Siam Commercial Bank PCL, NVDR	55,600	129,875
TMB Bank PCL, NVDR	1,525,200	55,378
Total Access Communication PCL, NVDR	44,500	62,061
True Corp. PCL, NVDR	712,100	82,677
		8,024,962
Turkey - 0.1%
Akbank T.A.S. (A)	112,011	93,746
Anadolu Efes Biracilik Ve Malt Sanayii AS (A)	8,650	23,515
Arcelik AS (A)	7,510	17,384
Aselsan Elektronik Sanayi Ve Ticaret AS	14,271	63,199
BIM Birlesik Magazalar AS	16,378	156,165
Eregli Demir ve Celik Fabrikalari TAS	55,218	65,110
Ford Otomotiv Sanayi AS	2,532	22,999
Haci Omer Sabanci Holding AS	38,565	46,891
KOC Holding AS	30,037	71,018
TAV Havalimanlari Holding AS	7,583	22,634
Tupras Turkiye Petrol Rafinerileri AS (A)	4,806	60,453
Turk Hava Yollari AO (A)	23,894	43,950

45

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Turkcell Iletisim Hizmetleri AS	44,587	$92,640
Turkiye Garanti Bankasi AS (A)	93,232	106,920
Turkiye Is Bankasi AS, Class C (A)	74,265	54,082
		940,706
United Arab Emirates - 0.0%
NMC Health PLC	5,577	2,013
United Kingdom - 6.3%
3i Group PLC	55,077	563,626
Admiral Group PLC	11,033	318,681
Anglo American PLC	56,621	1,198,607
Ashtead Group PLC	25,337	756,617
Associated British Foods PLC	19,727	446,184
AstraZeneca PLC	71,675	7,719,351
Auto Trader Group PLC (C)	52,082	362,011
AVEVA Group PLC	3,551	180,418
Aviva PLC	274,042	845,289
BAE Systems PLC	176,310	1,088,151
Barclays PLC	940,557	1,344,567
Barratt Developments PLC	56,874	351,799
BP PLC	1,108,031	4,237,028
British American Tobacco PLC	125,506	4,977,602
BT Group PLC	461,472	664,390
Bunzl PLC	18,323	428,822
Burberry Group PLC	22,577	421,588
Centrica PLC	312,619	141,828
CNH Industrial NV (A)	63,724	388,905
Coca-Cola European Partners PLC	23,237	876,035
Compass Group PLC	86,866	1,273,398
Croda International PLC	7,082	455,631
Diageo PLC	128,394	4,479,634
Direct Line Insurance Group PLC	84,944	278,247
easyJet PLC	9,184	78,035
Ferguson PLC	12,456	982,377
Fiat Chrysler Automobiles NV (A)	69,645	621,617
G4S PLC	87,043	97,433
GlaxoSmithKline PLC	272,633	5,646,952
Halma PLC	20,976	608,718
Hargreaves Lansdown PLC	18,697	426,042
HSBC Holdings PLC	1,110,560	5,114,471
Imperial Brands PLC	51,970	947,939
Informa PLC	68,352	391,553
InterContinental Hotels Group PLC	9,544	458,053
Intertek Group PLC	8,848	605,534
ITV PLC	200,336	199,771
J Sainsbury PLC	98,387	235,915
JD Sports Fashion PLC	24,061	197,261
Johnson Matthey PLC	10,796	284,650
Kingfisher PLC	117,905	286,153
Land Securities Group PLC	38,304	288,049
Legal & General Group PLC	351,843	868,674
Lloyds Banking Group PLC	3,848,251	1,419,243
London Stock Exchange Group PLC	17,279	1,723,452
M&G PLC	142,802	248,533
Marks & Spencer Group PLC	107,825	130,920
Meggitt PLC	45,478	157,199
Melrose Industries PLC	267,174	385,173
Micro Focus International PLC	18,741	92,321
Mondi PLC	27,083	509,574
National Grid PLC	190,258	2,189,017
Next PLC	7,291	440,930
Ocado Group PLC (A)	24,775	673,813
Pearson PLC	43,094	246,455
Persimmon PLC	17,643	503,246
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Prudential PLC	145,624	$1,888,635
Reckitt Benckiser Group PLC	38,782	3,473,556
RELX PLC	105,926	2,465,471
Rentokil Initial PLC	101,499	627,724
Rio Tinto PLC	61,553	3,338,278
Rio Tinto, Ltd.	29,841	1,863,848
Rolls-Royce Holdings PLC (A)	95,183	324,426
RSA Insurance Group PLC	66,989	328,066
Schroders PLC	7,464	274,645
Segro PLC	59,850	621,931
Severn Trent PLC	12,947	392,040
Smith & Nephew PLC	47,868	976,577
Smiths Group PLC	21,726	354,234
Spirax-Sarco Engineering PLC	4,031	494,729
SSE PLC	56,626	870,345
St. James's Place PLC	32,210	367,398
Standard Chartered PLC	147,980	675,085
Standard Life Aberdeen PLC	137,684	442,171
Taylor Wimpey PLC	183,116	328,010
Tesco PLC	537,304	1,525,672
The Berkeley Group Holdings PLC	6,638	338,150
The British Land Company PLC	48,036	243,468
The Royal Bank of Scotland Group PLC	272,383	372,584
The Sage Group PLC	59,488	510,117
The Weir Group PLC	14,252	172,031
Unilever NV	148,819	7,690,658
Unilever PLC	60,737	3,261,175
United Utilities Group PLC	37,187	423,345
Vodafone Group PLC	1,467,571	2,413,410
Whitbread PLC	7,354	230,646
Wm Morrison Supermarkets PLC	134,782	312,700
WPP PLC	70,017	532,860
		98,991,467
United States - 0.3%
Barrick Gold Corp. (A)	186,614	4,487,627
Bausch Health Companies, Inc. (A)	33,860	623,662
Carnival PLC	9,396	124,087
International Flavors & Fragrances, Inc.	1	120
Nexteer Automotive Group, Ltd.	72,873	40,017
Ovintiv, Inc.	27,681	208,686
		5,484,199
TOTAL COMMON STOCKS (Cost $1,473,896,737)		$1,428,662,895
PREFERRED SECURITIES - 1.0%
Brazil - 0.3%
Banco Bradesco SA	276,493	981,868
Braskem SA, A Shares	11,700	60,821
Centrais Eletricas Brasileiras SA, B Shares	16,000	92,049
Cia Energetica de Minas Gerais	57,100	115,563
Gerdau SA	68,100	171,389
Itau Unibanco Holding SA	300,400	1,297,007
Itausa - Investimentos Itau SA	272,460	452,373
Lojas Americanas SA	46,600	246,697
Petroleo Brasileiro SA	262,400	1,000,172
Telefonica Brasil SA	27,800	245,581
		4,663,520
Chile - 0.0%
Embotelladora Andina SA, B Shares	33,391	80,140
Sociedad Quimica y Minera de Chile SA, B Shares	10,688	262,379
		342,519

46

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Colombia - 0.0%
Bancolombia SA	41,190	$271,655
Grupo Aval Acciones y Valores SA	362,282	81,683
		353,338
Germany - 0.4%
Bayerische Motoren Werke AG	4,957	228,892
FUCHS PETROLUB SE	6,054	242,359
Henkel AG & Company KGaA	15,888	1,420,933
Porsche Automobil Holding SE	13,956	767,245
Sartorius AG	3,168	1,181,000
Volkswagen AG	16,694	2,471,884
		6,312,313
South Korea - 0.3%
Amorepacific Corp.	1,102	51,540
Hyundai Motor Company	2,902	132,474
Hyundai Motor Company, 2nd Preferred	4,491	219,189
LG Chem, Ltd.	962	138,095
LG Household & Health Care, Ltd.	252	145,983
Samsung Electronics Company, Ltd.	100,953	3,514,809
		4,202,090
TOTAL PREFERRED SECURITIES (Cost $18,003,084)		$15,873,780
EXCHANGE-TRADED FUNDS - 3.7%
iShares MSCI India ETF (B)	1,225,571	33,690,947
KraneShares Bosera MSCI China A ETF	469,149	14,501,396
VanEck Vectors Russia ETF	231,776	4,779,221
Xtrackers Harvest CSI 300 China A-Shares ETF (B)	177,505	4,833,461
TOTAL EXCHANGE-TRADED FUNDS (Cost $58,266,292)		$57,805,025
RIGHTS - 0.0%
Whitbread PLC (Expiration Date: 6-10-20; Strike Price: GBP 15.00) (A)	3,677	45,502
TOTAL RIGHTS (Cost $65,950)		$45,502
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	33,620	1,416
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	1,820	77
Minor International PCL (Expiration Date: 10-1-21; Strike Price: THB 48.00) (A)	1,000	54
TOTAL WARRANTS (Cost $0)		$1,547
SHORT-TERM INVESTMENTS - 7.6%
U.S. Government Agency - 3.2%
Federal Home Loan Bank Discount Note
0.030%, 09/01/2020 *	$12,700,000	$12,694,807
0.040%, 07/27/2020 *	2,000,000	1,999,596
0.080%, 07/24/2020 *	2,000,000	1,999,617
0.095%, 07/14/2020 *	4,400,000	4,399,317
0.100%, 07/23/2020 *	1,500,000	1,499,718
0.115%, 08/07/2020 *	2,000,000	1,999,442
0.120%, 08/17/2020 *	14,900,000	14,895,220
0.122%, 08/14/2020 *	4,000,000	3,998,767
0.130%, 07/28/2020 *	1,200,000	1,199,753
0.145%, 08/28/2020 *	2,000,000	1,999,267
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association Discount Note 0.105%, 07/29/2020 *	$3,000,000	$2,999,372
		49,684,876
Short-term funds - 4.4%
John Hancock Collateral Trust, 0.3653% (E)(F)	6,959,586	69,677,291
TOTAL SHORT-TERM INVESTMENTS (Cost $119,301,156)		$119,362,167
Total Investments (International Strategic Equity Allocation Fund) (Cost $1,669,533,219) - 103.4%		$1,621,750,916
Other assets and liabilities, net - (3.4%)		(53,082,182)
TOTAL NET ASSETS - 100.0%		$1,568,668,734
Currency Abbreviations
GBP	Pound Sterling
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $66,271,139.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 5-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

47

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	76	Long	Jun 2020	$5,413,992	$5,518,360	$104,368
Mini MSCI EAFE Index Futures	536	Long	Jun 2020	39,611,353	46,216,600	6,605,247
Mini MSCI Emerging Markets Index Futures	377	Long	Jun 2020	16,011,126	17,564,430	1,553,304
S&P/TSX 60 Index Futures	37	Long	Jun 2020	4,125,256	4,874,750	749,494
						$9,012,413
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
International Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 96.4%
Australia - 0.5%
Orica, Ltd.	92,076	$1,057,443
Bermuda - 1.1%
Everest Re Group, Ltd.	11,139	2,210,089
Canada - 3.5%
Barrick Gold Corp.	137,592	3,308,764
Yamana Gold, Inc.	759,939	4,073,273
		7,382,037
China - 0.4%
Topsports International Holdings, Ltd. (A)	607,000	868,312
Czech Republic - 0.3%
Avast PLC (A)	100,482	626,856
Denmark - 1.5%
Novo Nordisk A/S, B Shares	49,283	3,228,267
Finland - 1.6%
Sampo OYJ, A Shares	93,503	3,359,610
France - 13.5%
AXA SA	154,240	2,830,137
BNP Paribas SA (B)	91,056	3,276,689
Capgemini SE	42,993	4,440,946
Danone SA	22,736	1,564,248
Eiffage SA (B)	35,727	3,261,351
Peugeot SA (B)(C)	84,252	1,209,472
Rexel SA	76,995	784,978
Sanofi	40,431	3,954,752
TOTAL SA	112,686	4,273,144
Vinci SA	27,427	2,558,808
		28,154,525
Germany - 6.2%
Allianz SE	19,663	3,563,647
Bayer AG	21,866	1,494,751
Brenntag AG	33,483	1,781,411
Rheinmetall AG	18,615	1,516,106
SAP SE	10,410	1,328,549
Siemens AG	30,442	3,356,376
		13,040,840
Greece - 0.8%
Hellenic Telecommunications Organization SA	116,308	1,628,423
Hong Kong - 1.5%
China Overseas Land & Investment, Ltd.	399,000	1,223,645
CK Asset Holdings, Ltd.	181,000	994,153
WH Group, Ltd. (A)	1,077,000	936,931
		3,154,729
Hungary - 0.8%
OTP Bank NYRT (B)	50,695	1,704,106
International Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India - 0.6%
HDFC Bank, Ltd., ADR	28,631	$1,197,635
Indonesia - 0.9%
Bank Rakyat Indonesia Persero Tbk PT	9,414,000	1,906,191
Ireland - 1.3%
CRH PLC	83,502	2,722,424
Italy - 1.6%
Enel SpA	253,494	1,959,947
Leonardo SpA	237,983	1,494,019
		3,453,966
Japan - 22.3%
Bandai Namco Holdings, Inc.	27,200	1,512,231
Fuji Corp.	84,400	1,566,315
Hitachi Construction Machinery Company, Ltd.	38,300	1,010,314
Hitachi, Ltd.	162,900	5,261,544
Kamigumi Company, Ltd.	48,100	942,690
KDDI Corp.	125,100	3,651,569
Kinden Corp.	65,200	1,092,280
Koito Manufacturing Company, Ltd.	31,800	1,352,574
Kurita Water Industries, Ltd.	36,300	1,005,065
NEC Corp.	55,000	2,472,925
Nintendo Company, Ltd.	2,400	975,789
Nippon Telegraph & Telephone Corp.	96,800	2,203,283
Persol Holdings Company, Ltd.	76,800	1,014,976
Rengo Company, Ltd.	104,600	826,481
Ricoh Company, Ltd.	108,000	800,513
Sankyu, Inc.	36,900	1,506,203
Sanwa Holdings Corp.	260,600	2,239,261
Seven & i Holdings Company, Ltd.	45,100	1,546,980
SoftBank Group Corp.	18,300	835,867
Sony Corp.	70,300	4,553,041
Sumitomo Mitsui Financial Group, Inc.	73,500	2,133,141
Taiheiyo Cement Corp.	65,700	1,557,222
Taisei Corp.	46,900	1,629,198
Taiyo Yuden Company, Ltd.	55,300	1,548,242
TS Tech Company, Ltd.	38,700	1,094,802
Zenkoku Hosho Company, Ltd.	58,100	2,244,441
		46,576,947
Macau - 0.5%
Wynn Macau, Ltd.	579,600	992,730
Netherlands - 4.7%
ING Groep NV	368,599	2,396,485
Koninklijke Ahold Delhaize NV	113,465	2,876,783
Koninklijke KPN NV	636,209	1,555,130
NXP Semiconductors NV	12,601	1,210,956
Royal Dutch Shell PLC, A Shares	108,847	1,722,829
		9,762,183

48

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway - 0.9%
DNB ASA	140,267	$1,914,343
Singapore - 1.0%
DBS Group Holdings, Ltd.	72,100	997,467
United Overseas Bank, Ltd.	72,400	1,002,775
		2,000,242
South Korea - 4.7%
GS Retail Company, Ltd.	22,789	785,346
Hana Financial Group, Inc.	84,799	2,048,888
KB Financial Group, Inc.	65,586	1,789,914
KT Corp., ADR (C)	208,059	2,026,495
Samsung Electronics Company, Ltd.	75,711	3,118,239
		9,768,882
Spain - 1.2%
Amadeus IT Group SA	24,161	1,263,413
Applus Services SA	156,718	1,241,142
		2,504,555
Sweden - 1.3%
Husqvarna AB, B Shares	231,515	1,716,857
Loomis AB, B Shares (B)	36,617	925,859
		2,642,716
Switzerland - 8.3%
Glencore PLC (B)	816,199	1,541,430
Novartis AG	71,862	6,256,016
Roche Holding AG	13,540	4,700,029
SIG Combibloc Group AG (B)	47,651	801,960
STMicroelectronics NV	52,112	1,294,199
UBS Group AG	267,405	2,862,736
		17,456,370
Taiwan - 0.3%
Simplo Technology Company, Ltd.	67,000	717,816
United Kingdom - 14.3%
Aviva PLC	510,917	1,575,936
BAE Systems PLC	408,501	2,521,188
BP PLC	560,053	2,141,601
Coca-Cola European Partners PLC	44,283	1,669,469
Direct Line Insurance Group PLC	599,815	1,964,786
GlaxoSmithKline PLC	100,029	2,071,866
Howden Joinery Group PLC	112,374	824,269
Imperial Brands PLC	126,855	2,313,849
Inchcape PLC	130,234	809,684
Next PLC	16,840	1,018,415
Nomad Foods, Ltd. (B)	147,180	3,117,272
Persimmon PLC	71,551	2,040,909
Redrow PLC	227,059	1,321,388
Smith & Nephew PLC	38,976	795,167
Tesco PLC	1,062,074	3,015,753
Unilever PLC	48,645	2,611,915
		29,813,467
United States - 0.8%
Applied Materials, Inc.	29,854	1,677,196
TOTAL COMMON STOCKS (Cost $211,643,172)		$201,522,900
International Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 4.6%
Short-term funds - 4.6%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0829% (D)	4,741,026	$4,741,026
John Hancock Collateral Trust, 0.3653% (D)(E)	476,672	4,772,300
TOTAL SHORT-TERM INVESTMENTS (Cost $9,513,337)		$9,513,326
Total Investments (International Value Fund) (Cost $221,156,509) - 101.0%		$211,036,226
Other assets and liabilities, net - (1.0%)		(2,046,974)
TOTAL NET ASSETS - 100.0%		$208,989,252
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $181,577. The fund had pending $4,366,753 market value of securities on loan that settled subsequent to period end.
(D)	The rate shown is the annualized seven-day yield as of 5-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Stock Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 89.3%
Communication services – 5.5%
Entertainment – 4.9%
Live Nation Entertainment, Inc. (A)(B)	75,772	$3,724,952
Roku, Inc. (A)(B)	147,744	16,179,445
Spotify Technology SA (A)	344,152	62,267,421
		82,171,818
Interactive media and services – 0.6%
Match Group, Inc. (A)(B)	124,257	11,063,843
		93,235,661
Consumer discretionary – 17.0%
Automobiles – 0.6%
Thor Industries, Inc. (B)	112,363	9,685,691
Diversified consumer services – 1.9%
Chegg, Inc. (A)(B)	529,412	32,336,485
Hotels, restaurants and leisure – 5.4%
Aramark (B)	856,948	22,186,384
DraftKings, Inc. (A)(C)	819,041	30,554,073
Planet Fitness, Inc., Class A (A)(B)	365,432	23,617,870
Vail Resorts, Inc.	71,170	14,115,146
		90,473,473
Household durables – 1.0%
Lennar Corp., A Shares	292,021	17,655,590
Leisure products – 2.1%
Peloton Interactive, Inc., Class A (A)(B)	594,663	25,088,832
Polaris, Inc.	120,600	10,533,204
		35,622,036
Specialty retail – 6.0%
Burlington Stores, Inc. (A)(B)	233,730	49,006,169
Five Below, Inc. (A)(B)	280,669	29,372,011

49

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Floor & Decor Holdings, Inc., Class A (A)	416,146	$21,639,592
JAND, Inc., Class A (A)(C)(D)	57,523	1,121,302
		101,139,074
		286,912,349
Consumer staples – 4.3%
Beverages – 4.3%
Monster Beverage Corp. (A)(B)	598,112	43,010,234
The Boston Beer Company, Inc., Class A (A)(B)	52,702	29,762,400
		72,772,634
Financials – 1.1%
Capital markets – 1.1%
The Blackstone Group, Inc., Class A	321,754	18,275,627
Health care – 22.6%
Biotechnology – 6.6%
Apellis Pharmaceuticals, Inc. (A)	202,618	6,826,200
Argenx SE, ADR (A)(B)	53,848	11,808,866
Ascendis Pharma A/S, ADR (A)	51,994	7,564,607
Exact Sciences Corp. (A)(B)	503,930	43,277,508
Galapagos NV (A)	98,418	19,965,913
Galapagos NV, ADR (A)(B)	9,593	1,945,269
Kodiak Sciences, Inc. (A)(B)	67,479	4,359,818
Seattle Genetics, Inc. (A)	100,300	15,768,163
		111,516,344
Health care equipment and supplies – 11.0%
ABIOMED, Inc. (A)(B)	160,817	36,006,926
DexCom, Inc. (A)(B)	134,709	50,961,762
Insulet Corp. (A)(B)	247,367	46,645,995
Novocure, Ltd. (A)	100,345	6,766,263
Tandem Diabetes Care, Inc. (A)	541,096	44,992,132
		185,373,078
Health care technology – 2.6%
Livongo Health, Inc. (A)(B)	345,513	20,706,594
Veeva Systems, Inc., Class A (A)	105,760	23,147,691
		43,854,285
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	197,260	17,386,496
Pharmaceuticals – 1.4%
Elanco Animal Health, Inc. (A)	826,975	17,705,535
Reata Pharmaceuticals, Inc., Class A (A)(B)	40,829	5,933,270
		23,638,805
		381,769,008
Industrials – 6.5%
Building products – 1.9%
Trane Technologies PLC	361,531	32,613,712
Commercial services and supplies – 1.5%
Copart, Inc. (A)	287,973	25,741,906
Professional services – 3.1%
CoStar Group, Inc. (A)	78,350	51,460,280
		109,815,898
Information technology – 32.3%
IT services – 7.1%
GoDaddy, Inc., Class A (A)	424,071	32,759,485
Leidos Holdings, Inc.	221,997	23,374,064
Square, Inc., Class A (A)	793,790	64,360,493
		120,494,042
Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment – 5.9%
Advanced Micro Devices, Inc. (A)	1,294,668	$69,653,142
Marvell Technology Group, Ltd.	890,927	29,062,039
		98,715,181
Software – 19.3%
2U, Inc. (A)(B)	501,554	18,291,674
Alteryx, Inc., Class A (A)(B)	131,261	18,893,708
Fair Isaac Corp. (A)	67,115	27,023,855
Guidewire Software, Inc. (A)(B)	461,669	47,358,006
Paycom Software, Inc. (A)	10,100	3,002,023
RingCentral, Inc., Class A (A)	49,282	13,515,589
Slack Technologies, Inc., Class A (A)(B)	1,270,909	44,545,360
Splunk, Inc. (A)	411,367	76,448,443
The Trade Desk, Inc., Class A (A)(B)	30,329	9,449,303
Workday, Inc., Class A (A)	278,604	51,104,332
Zoom Video Communications, Inc., Class A (A)(B)	94,668	16,991,013
		326,623,306
		545,832,529
TOTAL COMMON STOCKS (Cost $1,037,792,634)		$1,508,613,706
PREFERRED SECURITIES – 2.4%
Consumer discretionary – 1.1%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series C (A)(C)(D)	142,030	4,611,714
The Honest Company, Inc., Series D (A)(C)(D)	12,795	491,072
		5,102,786
Internet and direct marketing retail – 0.6%
Coupang LLC (A)(C)(D)	1,381,449	10,830,560
One Kings Lane, Inc. (A)(D)	529,764	84,762
		10,915,322
Specialty retail – 0.2%
JAND, Inc., Series D (A)(C)(D)	128,449	2,503,869
		18,521,977
Information technology – 1.1%
Software – 1.1%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	9,587,021
Lookout, Inc., Series F (A)(C)(D)	392,767	2,769,007
MarkLogic Corp., Series F (A)(C)(D)	580,011	6,414,922
		18,770,950
Real estate – 0.2%
Real estate management and development – 0.2%
The We Company, Inc., Series D1 (A)(C)(D)	184,328	1,292,139
The We Company, Inc., Series D2 (A)(C)(D)	161,782	1,134,092
		2,426,231
TOTAL PREFERRED SECURITIES (Cost $32,776,728)		$39,719,158
EXCHANGE-TRADED FUNDS – 4.5%
iShares Russell Mid-Cap Growth ETF (B)	496,935	76,836,090
TOTAL EXCHANGE-TRADED FUNDS (Cost $60,926,089)		$76,836,090
WARRANTS – 0.0%
DraftKings, Inc. (Expiration Date: 4-25-23) (A)(C)(E)	4,973	129,874
TOTAL WARRANTS (Cost $13,933)		$129,874

50

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 14.3%
Short-term funds – 11.7%
John Hancock Collateral Trust, 0.3653% (F)(G)	19,614,588	$196,375,375
Repurchase agreement – 2.6%
Societe Generale SA Tri-Party Repurchase Agreement dated 5-29-20 at 0.050% to be repurchased at $44,200,184 on 6-1-20, collateralized by $3,033,481 Federal Home Loan Mortgage Corp., 4.000% - 5.950% due 7-15-20 to 7-1-47 (valued at $3,338,892), $2,409,150 Federal National Mortgage Association, 2.234% - 4.500% due 11-1-26 to 2-1-57 (valued at $2,681,019), $106 Government National Mortgage Association, 3.125% due 12-20-26 (valued at $107), $100 U.S. Treasury Bills, 0.000% due 3-25-21 (valued at $100), $18,662,500 U.S. Treasury Bonds, 5.000% - 8.125% due 5-15-21 to 5-15-37 (valued at $30,459,483) and $7,979,300 U.S. Treasury Notes, 1.500% - 2.375% due 3-31-22 to 4-30-26 (valued at $8,604,399)	$44,200,000	44,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $240,454,618)		$240,575,375
Total Investments (Mid Cap Stock Fund) (Cost $1,371,964,002) – 110.5%		$1,865,874,203
Other assets and liabilities, net – (10.5%)		(176,562,881)
TOTAL NET ASSETS – 100.0%		$1,689,311,322
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $187,451,295.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 5-31-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Communication services – 5.2%
Media – 4.8%
AMC Networks, Inc., Class A (A)(B)	116,475	$3,292,748
DISH Network Corp., Class A (A)	193,851	6,135,384
Fox Corp., Class A	133,058	3,881,302
News Corp., Class A	2,098,148	25,702,313
Scholastic Corp.	164,789	4,844,797
ViacomCBS, Inc., Class B (B)	613,768	12,729,548
		56,586,092
Wireless telecommunication services – 0.4%
Telephone & Data Systems, Inc.	226,025	4,631,252
		61,217,344
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 3.1%
Diversified consumer services – 1.5%
Strategic Education, Inc.	100,795	$17,097,856
Hotels, restaurants and leisure – 0.4%
Compass Group PLC	303,839	4,454,094
Multiline retail – 0.4%
Nordstrom, Inc. (B)	260,183	4,196,752
Specialty retail – 0.1%
Tiffany & Company	14,181	1,817,012
Textiles, apparel and luxury goods – 0.7%
Ralph Lauren Corp.	111,671	8,432,277
		35,997,991
Consumer staples – 9.3%
Beverages – 1.0%
Carlsberg A/S, Class B	69,582	9,018,757
Molson Coors Beverage Company, Class B	48,757	1,850,816
		10,869,573
Food and staples retailing – 1.8%
Sysco Corp. (B)	310,803	17,143,893
The Kroger Company	130,351	4,252,050
		21,395,943
Food products – 6.5%
Archer-Daniels-Midland Company (B)	114,307	4,493,408
Bunge, Ltd.	738,226	28,805,579
Campbell Soup Company (B)	121,702	6,204,368
Flowers Foods, Inc.	1,180,482	27,847,570
The Kraft Heinz Company	294,361	8,969,180
		76,320,105
		108,585,621
Energy – 11.9%
Energy equipment and services – 1.3%
Frank's International NV (A)	1,516,406	3,411,914
Schlumberger, Ltd.	382,498	7,064,738
SEACOR Holdings, Inc. (A)	107,248	2,874,246
SEACOR Marine Holdings, Inc. (A)(B)	195,011	302,267
Tidewater, Inc. (A)(B)	480,379	2,291,408
		15,944,573
Oil, gas and consumable fuels – 10.6%
Apache Corp. (B)	173,743	1,874,687
Cameco Corp.	1,383,853	15,042,482
Canadian Natural Resources, Ltd. (B)	779,360	14,106,416
EQT Corp. (B)	2,064,469	27,540,016
Equinor ASA	325,608	4,748,548
Equitrans Midstream Corp. (B)	969,660	7,844,549
Hess Corp.	261,308	12,404,291
Imperial Oil, Ltd. (B)	1,552,225	24,245,755
NAC Kazatomprom JSC, GDR	335,343	4,906,035
NAC Kazatomprom JSC, GDR (London Stock Exchange)	21,217	310,403
Ovintiv, Inc. (B)	1,150,382	8,846,438
Peabody Energy Corp. (B)	631,797	1,990,161
		123,859,781
		139,804,354
Financials – 16.7%
Banks – 2.7%
Fifth Third Bancorp	852,992	16,539,515
Popular, Inc.	52,741	2,082,742
Westamerica Bancorporation	226,565	13,362,804
		31,985,061

51

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets – 5.6%
Lazard, Ltd., Class A	571,354	$15,346,568
Northern Trust Corp.	230,868	18,240,881
State Street Corp.	421,502	25,694,762
TD Ameritrade Holding Corp.	149,297	5,564,299
The Bank of New York Mellon Corp.	33,504	1,245,344
		66,091,854
Consumer finance – 0.6%
Ally Financial, Inc. (B)	305,448	5,327,013
Synchrony Financial	85,225	1,736,033
		7,063,046
Diversified financial services – 1.1%
Groupe Bruxelles Lambert SA	29,015	2,354,918
Pargesa Holding SA, Bearer Shares	140,235	10,650,125
		13,005,043
Insurance – 6.0%
Brighthouse Financial, Inc. (A)	286,521	8,512,539
Brown & Brown, Inc.	368,443	14,811,409
CNA Financial Corp.	387,702	11,720,231
Kemper Corp.	140,297	8,894,830
Loews Corp.	507,226	16,860,192
Marsh & McLennan Companies, Inc.	84,655	8,966,658
		69,765,859
Thrifts and mortgage finance – 0.7%
Capitol Federal Financial, Inc.	713,686	8,367,968
		196,278,831
Health care – 17.3%
Biotechnology – 1.3%
Alkermes PLC (A)	502,911	8,227,624
Incyte Corp. (A)	69,899	7,123,407
		15,351,031
Health care equipment and supplies – 6.7%
Alcon, Inc. (A)	50,555	3,272,716
Baxter International, Inc.	155,531	13,999,345
Dentsply Sirona, Inc.	394,213	18,338,789
Hologic, Inc. (A)	452,018	23,956,954
Zimmer Biomet Holdings, Inc.	148,069	18,707,037
		78,274,841
Health care providers and services – 6.5%
Cardinal Health, Inc.	531,703	29,078,836
Covetrus, Inc. (A)(B)	511,083	7,809,348
Patterson Companies, Inc. (B)	1,004,037	19,769,489
Select Medical Holdings Corp. (A)	1,231,035	19,868,905
		76,526,578
Pharmaceuticals – 2.8%
Jazz Pharmaceuticals PLC (A)	37,075	4,423,789
Perrigo Company PLC	509,360	27,897,647
		32,321,436
		202,473,886
Industrials – 9.1%
Aerospace and defense – 1.6%
Textron, Inc.	596,311	18,467,752
Air freight and logistics – 2.1%
C.H. Robinson Worldwide, Inc. (B)	206,682	16,768,111
Expeditors International of Washington, Inc.	101,955	7,786,303
		24,554,414
Airlines – 0.9%
Southwest Airlines Company	335,775	10,778,378
Commercial services and supplies – 0.5%
Cintas Corp.	27,024	6,700,871
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery – 2.7%
AGCO Corp. (B)	114,671	$6,333,279
CNH Industrial NV (A)(B)	595,594	3,634,885
PACCAR, Inc.	181,725	13,422,209
Wabtec Corp.	11,378	694,854
Xylem, Inc.	111,579	7,402,151
		31,487,378
Road and rail – 1.3%
J.B. Hunt Transport Services, Inc. (B)	82,693	9,895,871
Kansas City Southern	15,364	2,312,589
Ryder System, Inc.	89,601	3,069,730
		15,278,190
		107,266,983
Information technology – 3.1%
Electronic equipment, instruments and components – 1.1%
National Instruments Corp.	337,659	13,074,156
IT services – 0.6%
Cognizant Technology Solutions Corp., Class A (B)	130,229	6,902,137
Semiconductors and semiconductor equipment – 1.4%
Applied Materials, Inc.	282,458	15,868,490
		35,844,783
Materials – 11.5%
Chemicals – 2.4%
Corteva, Inc.	499,387	13,638,259
PPG Industries, Inc.	60,815	6,183,061
Westlake Chemical Corp. (B)	185,133	8,830,844
		28,652,164
Construction materials – 1.0%
Summit Materials, Inc., Class A (A)(B)	316,627	4,809,564
Vulcan Materials Company	66,110	7,161,035
		11,970,599
Metals and mining – 8.1%
Barrick Gold Corp.	903,388	21,681,312
Cia de Minas Buenaventura SAA, ADR (B)	926,986	7,276,840
Franco-Nevada Corp.	160,588	22,540,754
Freeport-McMoRan, Inc. (B)	1,405,603	12,748,819
Fresnillo PLC	1,559,463	15,095,268
Gold Fields, Ltd., ADR	752,016	5,805,564
Newmont Corp.	97,884	5,723,277
Nucor Corp.	93,084	3,933,730
		94,805,564
		135,428,327
Real estate – 6.7%
Equity real estate investment trusts – 6.3%
Equity Commonwealth	260,009	8,762,303
Equity Residential	140,830	8,528,665
Federal Realty Investment Trust	26,138	2,088,688
Rayonier, Inc.	757,296	17,985,780
Regency Centers Corp.	195,552	8,367,670
Weyerhaeuser Company	1,369,328	27,646,732
		73,379,838
Real estate management and development – 0.4%
The St. Joe Company (A)(B)	243,541	4,688,164
		78,068,002
Utilities – 4.6%
Electric utilities – 3.5%
FirstEnergy Corp. (B)	562,032	23,751,472
PG&E Corp. (A)	1,474,314	17,485,364
		41,236,836

52

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities – 0.2%
National Fuel Gas Company	64,274	$2,697,580
Multi-utilities – 0.9%
CenterPoint Energy, Inc.	575,387	10,230,381
		54,164,797
TOTAL COMMON STOCKS (Cost $1,102,804,186)		$1,155,130,919
PREFERRED SECURITIES – 0.3%
Consumer staples – 0.3%
Food products – 0.3%
Bunge, Ltd., 4.875%	34,849	3,206,108
TOTAL PREFERRED SECURITIES (Cost $3,872,698)		$3,206,108
CORPORATE BONDS - 0.1%
Energy - 0.1%
Weatherford International, Ltd. 11.000%, 12/01/2024 (C)	$1,654,000	1,116,450
TOTAL CORPORATE BONDS (Cost $1,125,516)		$1,116,450
SHORT-TERM INVESTMENTS – 9.5%
Short-term funds – 9.5%
John Hancock Collateral Trust, 0.3653% (D)(E)	9,787,175	97,986,264
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (D)	2,439,953	2,439,953
T. Rowe Price Government Reserve Fund, 0.2523% (D)	10,479,199	10,479,199
TOTAL SHORT-TERM INVESTMENTS (Cost $110,865,958)		$110,905,416
Total Investments (Mid Value Fund) (Cost $1,218,668,358) – 108.4%		$1,270,358,893
Other assets and liabilities, net – (8.4%)		(98,469,331)
TOTAL NET ASSETS – 100.0%		$1,171,889,562
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $96,518,278.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 5-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 66.8%
Equity - 66.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	20,946,735	$228,109,939
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $251,850,230)		$228,109,939
UNAFFILIATED INVESTMENT COMPANIES - 33.2%
Exchange-traded funds - 33.2%
Financial Select Sector SPDR Fund	212,349	4,971,090
iShares Edge MSCI Min Vol USA ETF	238,535	14,698,527
Multi-Index Lifestyle Aggressive Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
iShares Global Infrastructure ETF	22,607	$882,803
Schwab U.S. Large-Cap Growth ETF	60,099	5,878,884
Vanguard Dividend Appreciation ETF	90,628	10,666,009
Vanguard Energy ETF	63,806	3,277,714
Vanguard FTSE All World ex-US Small-Cap ETF	37,070	3,444,174
Vanguard FTSE Developed Markets ETF	12,375	466,166
Vanguard FTSE Emerging Markets ETF	340,895	12,735,837
Vanguard Global ex-U.S. Real Estate ETF	17,968	821,677
Vanguard Health Care ETF	30,629	6,022,274
Vanguard Information Technology ETF	18,296	4,775,805
Vanguard Materials ETF	14,901	1,773,219
Vanguard Mid-Cap ETF	154,850	24,980,402
Vanguard Real Estate ETF	31,678	2,452,828
Vanguard S&P 500 ETF	10,106	2,827,154
Vanguard Small-Cap ETF	90,495	12,882,868
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $103,672,984)		$113,557,431
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (C)	151,877	151,877
TOTAL SHORT-TERM INVESTMENTS (Cost $151,877)		$151,877
Total Investments (Multi-Index Lifestyle Aggressive Portfolio) (Cost $355,675,091) - 100.0%		$341,819,247
Other assets and liabilities, net - 0.0%		20,530
TOTAL NET ASSETS - 100.0%		$341,839,777
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 5-31-20.
Multi-Index Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 39.2%
Equity - 39.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	31,544,684	$343,521,612
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $371,028,578)		$343,521,612
UNAFFILIATED INVESTMENT COMPANIES - 60.8%
Exchange-traded funds - 57.7%
Financial Select Sector SPDR Fund (C)	354,166	8,291,026
Invesco Senior Loan ETF (C)	841,841	17,981,724
iShares Edge MSCI Min Vol USA ETF (C)	693,037	42,704,940
iShares Global Infrastructure ETF (C)	40,763	1,591,795
iShares JP Morgan USD Emerging Markets Bond ETF (C)	269,081	28,630,218
iShares Preferred & Income Securities ETF (C)	123,346	4,334,378
Schwab U.S. Large-Cap Growth ETF (C)	91,658	8,965,986
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	134,235	4,138,465
Vanguard Dividend Appreciation ETF	247,008	29,070,372
Vanguard Energy ETF (C)	113,682	5,839,844

53

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Balanced Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard FTSE All World ex-US Small-Cap ETF (C)	22,942	$2,131,541
Vanguard FTSE Developed Markets ETF	69,775	2,628,424
Vanguard FTSE Emerging Markets ETF (C)	313,812	11,724,016
Vanguard Global ex-U.S. Real Estate ETF	33,311	1,523,312
Vanguard Health Care ETF (C)	49,727	9,777,323
Vanguard Information Technology ETF (C)	28,301	7,387,410
Vanguard Intermediate-Term Corporate Bond ETF (C)	1,052,200	98,454,354
Vanguard Materials ETF	27,412	3,262,028
Vanguard Mid-Cap ETF	208,270	33,598,116
Vanguard Real Estate ETF (C)	56,691	4,389,584
Vanguard S&P 500 ETF (C)	14,784	4,135,824
Vanguard Short-Term Bond ETF	112,946	9,375,647
Vanguard Short-Term Corporate Bond ETF	146,679	12,040,879
Vanguard Small-Cap ETF (C)	119,015	16,942,977
Vanguard Total Bond Market ETF (C)	923,664	81,208,539
Xtrackers USD High Yield Corporate Bond ETF	1,188,063	55,934,006
		506,062,728
Fixed income - 3.1%
Fidelity Inflation Protected Bond Index Fund	2,585,842	27,332,347
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $499,923,733)		$533,395,075
SHORT-TERM INVESTMENTS - 9.7%
Short-term funds - 9.7%
John Hancock Collateral Trust, 0.3653% (D)(E)	8,443,316	84,531,942
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (D)	1,053	1,053
TOTAL SHORT-TERM INVESTMENTS (Cost $84,492,905)		$84,532,995
Total Investments (Multi-Index Lifestyle Balanced Portfolio) (Cost $955,445,216) - 109.7%		$961,449,682
Other assets and liabilities, net - (9.7%)		(84,736,986)
TOTAL NET ASSETS - 100.0%		$876,712,696
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $82,905,076.
(D)	The rate shown is the annualized seven-day yield as of 5-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 10.6%
Equity - 10.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,746,109	$19,015,124
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $18,564,908)		$19,015,124
Multi-Index Lifestyle Conservative Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 89.4%
Exchange-traded funds - 82.8%
Invesco Senior Loan ETF (C)	329,041	$7,028,316
iShares Edge MSCI Min Vol USA ETF	91,367	5,630,035
iShares Global Infrastructure ETF	5,740	224,147
iShares JP Morgan USD Emerging Markets Bond ETF (C)	82,802	8,810,133
iShares Preferred & Income Securities ETF	52,395	1,841,160
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	41,310	1,273,587
Vanguard Dividend Appreciation ETF	34,395	4,047,948
Vanguard Energy ETF	17,412	894,454
Vanguard FTSE Developed Markets ETF	63,857	2,405,493
Vanguard FTSE Emerging Markets ETF	6,138	229,316
Vanguard Global ex-U.S. Real Estate ETF	4,809	219,916
Vanguard Intermediate-Term Corporate Bond ETF	495,228	46,338,484
Vanguard Materials ETF	3,729	443,751
Vanguard Mid-Cap ETF	9,402	1,516,731
Vanguard Real Estate ETF	8,475	656,219
Vanguard S&P 500 ETF	1,600	447,600
Vanguard Short-Term Bond ETF	52,804	4,383,260
Vanguard Short-Term Corporate Bond ETF	79,749	6,546,595
Vanguard Small-Cap ETF	6,159	876,795
Vanguard Total Bond Market ETF	431,050	37,897,916
Xtrackers USD High Yield Corporate Bond ETF	364,588	17,164,803
		148,876,659
Fixed income - 6.6%
Fidelity Inflation Protected Bond Index Fund	1,114,901	11,784,503
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $154,212,346)		$160,661,162
SHORT-TERM INVESTMENTS - 3.1%
Short-term funds - 3.1%
John Hancock Collateral Trust, 0.3653% (D)(E)	560,031	5,606,867
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (D)	1,053	1,053
TOTAL SHORT-TERM INVESTMENTS (Cost $5,597,136)		$5,607,920
Total Investments (Multi-Index Lifestyle Conservative Portfolio) (Cost $178,374,390) - 103.1%		$185,284,206
Other assets and liabilities, net - (3.1%)		(5,568,872)
TOTAL NET ASSETS - 100.0%		$179,715,334
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $5,507,847.
(D)	The rate shown is the annualized seven-day yield as of 5-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

54

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.6%
Equity - 52.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	39,503,649	$430,194,733
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $475,950,393)		$430,194,733
UNAFFILIATED INVESTMENT COMPANIES - 47.4%
Exchange-traded funds - 46.0%
Financial Select Sector SPDR Fund	434,937	10,181,875
Invesco Senior Loan ETF (C)	427,479	9,130,951
iShares Edge MSCI Min Vol USA ETF	657,482	40,514,041
iShares Global Infrastructure ETF	47,082	1,838,552
iShares JP Morgan USD Emerging Markets Bond ETF	136,965	14,573,076
Schwab U.S. Large-Cap Growth ETF	112,728	11,027,053
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	68,324	2,106,429
Vanguard Dividend Appreciation ETF	240,176	28,266,313
Vanguard Energy ETF	127,750	6,562,518
Vanguard FTSE All World ex-US Small-Cap ETF	21,437	1,991,712
Vanguard FTSE Developed Markets ETF	213,242	8,032,826
Vanguard FTSE Emerging Markets ETF	607,358	22,690,895
Vanguard Global ex-U.S. Real Estate ETF	38,795	1,774,095
Vanguard Health Care ETF	59,712	11,740,573
Vanguard Information Technology ETF	34,080	8,895,902
Vanguard Intermediate-Term Corporate Bond ETF	485,672	45,444,329
Vanguard Materials ETF	30,783	3,663,177
Vanguard Mid-Cap ETF	279,625	45,109,105
Vanguard Real Estate ETF	65,832	5,097,372
Vanguard S&P 500 ETF	15,631	4,372,772
Vanguard Short-Term Bond ETF	50,973	4,231,269
Vanguard Short-Term Corporate Bond ETF	57,386	4,710,817
Vanguard Small-Cap ETF	140,516	20,003,859
Vanguard Total Bond Market ETF	432,111	37,991,199
Xtrackers USD High Yield Corporate Bond ETF	562,363	26,476,050
		376,426,760
Fixed income - 1.4%
Fidelity Inflation Protected Bond Index Fund	1,044,821	11,043,754
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $359,638,306)		$387,470,514
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 0.3653% (D)(E)	534,675	5,353,006
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (D)	542,562	542,562
TOTAL SHORT-TERM INVESTMENTS (Cost $5,888,502)		$5,895,568
Total Investments (Multi-Index Lifestyle Growth Portfolio) (Cost $841,477,201) - 100.7%		$823,560,815
Other assets and liabilities, net - (0.7%)		(5,426,469)
TOTAL NET ASSETS - 100.0%		$818,134,346
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $5,236,959.
(D)	The rate shown is the annualized seven-day yield as of 5-31-20.
Multi-Index Lifestyle Growth Portfolio (continued)
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 25.8%
Equity - 25.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,803,831	$63,203,718
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $66,458,723)		$63,203,718
UNAFFILIATED INVESTMENT COMPANIES - 74.2%
Exchange-traded funds - 69.8%
Invesco Senior Loan ETF (C)	352,833	7,536,513
iShares Edge MSCI Min Vol USA ETF	213,213	13,138,185
iShares Global Infrastructure ETF	9,467	369,686
iShares JP Morgan USD Emerging Markets Bond ETF	99,526	10,589,566
iShares Preferred & Income Securities ETF	54,709	1,922,474
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	49,847	1,536,783
Vanguard Dividend Appreciation ETF	75,829	8,924,315
Vanguard Energy ETF	25,493	1,309,575
Vanguard FTSE Developed Markets ETF	84,353	3,177,578
Vanguard FTSE Emerging Markets ETF	8,970	335,119
Vanguard Global ex-U.S. Real Estate ETF	7,730	353,493
Vanguard Intermediate-Term Corporate Bond ETF	490,957	45,938,846
Vanguard Materials ETF	5,815	691,985
Vanguard Mid-Cap ETF	34,102	5,501,335
Vanguard Real Estate ETF	12,803	991,336
Vanguard S&P 500 ETF	3,274	915,902
Vanguard Short-Term Bond ETF	36,161	3,001,725
Vanguard Short-Term Corporate Bond ETF	76,276	6,261,497
Vanguard Small-Cap ETF	15,324	2,181,525
Vanguard Total Bond Market ETF	420,931	37,008,254
Xtrackers USD High Yield Corporate Bond ETF	412,866	19,437,731
		171,123,423
Fixed income - 4.4%
Fidelity Inflation Protected Bond Index Fund	1,031,454	10,902,469
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $172,926,038)		$182,025,892
SHORT-TERM INVESTMENTS - 2.4%
Short-term funds - 2.4%
John Hancock Collateral Trust, 0.3653% (D)(E)	583,343	5,840,258
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (D)	136,335	136,335
TOTAL SHORT-TERM INVESTMENTS (Cost $5,967,662)		$5,976,593
Total Investments (Multi-Index Lifestyle Moderate Portfolio) (Cost $245,352,423) - 102.4%		$251,206,203
Other assets and liabilities, net - (2.4%)		(5,847,545)
TOTAL NET ASSETS - 100.0%		$245,358,658
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $5,710,254.
(D)	The rate shown is the annualized seven-day yield as of 5-31-20.

55

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Moderate Portfolio (continued)
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Opportunistic Fixed Income Fund
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.9%
U.S. Government - 10.3%
U.S. Treasury Inflation Protected Securities
0.125%, 01/15/2030		$642,112	$681,485
0.250%, 07/15/2029 (A)		585,307	628,262
0.625%, 01/15/2026 (A)		2,259,650	2,404,577
0.750%, 02/15/2045		32,886	39,479
0.875%, 02/15/2047		203,177	254,345
1.000%, 02/15/2048 (A)		125,614	162,879
			4,171,027
U.S. Government Agency - 13.6%
Federal National Mortgage Association
2.500%, TBA (B)		2,971,000	3,078,661
3.000%, TBA (B)		2,354,000	2,473,492
			5,552,153
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $9,687,603)			$9,723,180
FOREIGN GOVERNMENT OBLIGATIONS - 44.4%
Argentina - 0.2%
Republic of Argentina 5.000%, 01/15/2027	EUR	200,000	76,483
Australia - 2.5%
Commonwealth of Australia
2.500%, 09/20/2030	AUD	450,000	461,826
3.000%, 03/21/2047		635,000	542,149
			1,003,975
Brazil - 0.4%
Federative Republic of Brazil 10.000%, 01/01/2025	BRL	795,000	179,306
Canada - 6.9%
Government of Canada
2.750%, 12/01/2048	CAD	375,000	380,376
3.000%, 12/01/2036		397,971	423,765
4.000%, 12/01/2031		239,216	256,267
4.250%, 12/01/2026		1,882,337	1,747,715
			2,808,123
Chile - 0.1%
Republic of Chile 5.000%, 03/01/2035	CLP	30,000,000	49,246
Colombia - 0.3%
Republic of Colombia 6.000%, 04/28/2028	COP	381,300,000	105,371
Czech Republic - 0.2%
Czech Republic 0.250%, 02/10/2027	CZK	2,230,000	89,267
Germany - 6.4%
Federal Republic of Germany, Inflation Linked Bond
0.100%, 04/15/2026	EUR	1,159,015	1,366,517
0.500%, 04/15/2030		971,925	1,242,760
			2,609,277
Hungary - 0.2%
Republic of Hungary 2.750%, 12/22/2026	HUF	19,990,000	68,473
Opportunistic Fixed Income Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Iceland - 1.6%
Republic of Iceland 5.000%, 11/15/2028	ISK	70,880,000	$630,959
Indonesia - 4.9%
Republic of Indonesia
6.500%, 06/15/2025	IDR	4,662,000,000	314,239
8.250%, 05/15/2029		4,125,000,000	297,587
8.375%, 03/15/2034		16,831,000,000	1,190,266
9.000%, 03/15/2029		2,365,000,000	176,722
			1,978,814
Japan - 5.2%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	229,807,032	2,122,378
Malaysia - 0.3%
Government of Malaysia 3.955%, 09/15/2025	MYR	490,000	120,864
Mexico - 2.6%
Government of Mexico
4.000%, 11/30/2028	MXN	5,431,548	277,648
7.500%, 06/03/2027		3,795,900	186,595
8.000%, 11/07/2047		11,534,700	573,981
			1,038,224
Peru - 0.2%
Republic of Peru 6.950%, 08/12/2031	PEN	250,000	89,798
Poland - 0.4%
Republic of Poland 2.250%, 10/25/2024	PLN	600,000	160,371
Romania - 0.5%
Government of Romania
3.875%, 10/29/2035	EUR	110,000	127,953
4.750%, 02/24/2025	RON	240,000	56,879
			184,832
Russia - 4.3%
Government of Russia 7.750%, 09/16/2026	RUB	9,930,000	161,283
Government of Russia, Inflation Linked Bond 2.500%, 02/02/2028		109,558,026	1,567,649
			1,728,932
South Africa - 0.3%
Republic of South Africa 7.000%, 02/28/2031	ZAR	2,880,000	138,354
South Korea - 5.7%
Republic of Korea 1.375%, 12/10/2029	KRW	2,557,340,000	2,066,094
Republic of Korea, Inflation Linked Bond 1.750%, 06/10/2028		316,870,415	266,621
			2,332,715
Spain - 0.7%
Kingdom of Spain 2.700%, 10/31/2048 (C)	EUR	190,000	280,526
Thailand - 0.4%
Kingdom of Thailand 2.875%, 12/17/2028	THB	4,660,000	167,150
Turkey - 0.1%
Republic of Turkey 9.000%, 07/24/2024	TRY	400,000	53,992

56

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Uruguay - 0.0%
Republic of Uruguay 8.500%, 03/15/2028	UYU	150,000	$3,086
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $18,818,512)			$18,020,516
CORPORATE BONDS - 5.5%
Finland - 0.5%
Nokia OYJ 6.625%, 05/15/2039		$180,000	197,965
Luxembourg - 0.1%
Codere Finance 2 Luxembourg SA 6.750%, 11/01/2021	EUR	110,000	56,706
United States - 4.9%
Altria Group, Inc. 3.125%, 06/15/2031		170,000	201,735
Antero Midstream Partners LP
5.375%, 09/15/2024		$80,000	66,800
5.750%, 03/01/2027 (C)		220,000	173,250
Booking Holdings, Inc. 4.625%, 04/13/2030		35,000	39,995
Broadcom, Inc. 4.300%, 11/15/2032 (C)		40,000	42,195
Centennial Resource Production LLC 5.375%, 01/15/2026 (C)		260,000	122,200
Diamondback Energy, Inc. 4.750%, 05/31/2025		5,000	5,234
EnLink Midstream Partners LP 4.850%, 07/15/2026		250,000	201,250
General Motors Company 6.750%, 04/01/2046		180,000	195,786
Matador Resources Company 5.875%, 09/15/2026		120,000	89,243
McKesson Corp. 4.750%, 05/30/2029		35,000	42,212
PDC Energy, Inc. 5.750%, 05/15/2026		250,000	230,939
QEP Resources, Inc. 5.375%, 10/01/2022		120,000	68,364
Reynolds American, Inc. 5.850%, 08/15/2045		130,000	155,921
Sysco Corp. 6.600%, 04/01/2040		30,000	37,600
The Boeing Company 5.040%, 05/01/2027		200,000	212,333
United States Steel Corp. 6.250%, 03/15/2026		100,000	63,750
Viper Energy Partners LP 5.375%, 11/01/2027 (C)		40,000	39,700
			1,988,507
TOTAL CORPORATE BONDS (Cost $2,527,791)			$2,243,178
CONVERTIBLE BONDS - 0.0%
United States - 0.0%
Oasis Petroleum, Inc., 2.625%, 09/15/2023		70,000	7,266
TOTAL CONVERTIBLE BONDS (Cost $48,318)			$7,266
MUNICIPAL BONDS - 1.6%
United States - 1.6%
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040		10,000	13,434
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2032		25,000	30,110
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2044	$60,000	$69,467
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	35,000	40,795
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2050	25,000	26,972
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049	50,000	54,488
New York City Transitional Finance Authority 4.000%, 05/01/2045	20,000	23,002
Orange County Convention Center (Florida) 5.000%, 10/01/2031	15,000	16,434
Port Authority of New York & New Jersey 4.000%, 03/15/2030	50,000	57,060
Port Authority of New York & New Jersey 5.000%, 09/15/2033	30,000	35,737
Port of Seattle (Washington) 5.000%, 04/01/2039	40,000	46,813
Port of Seattle (Washington) 5.000%, 10/01/2031	30,000	34,647
San Francisco City & County Airport Commission (California) 5.000%, 05/01/2050	75,000	86,755
State of Connecticut 2.547%, 07/01/2028	25,000	25,228
State of Connecticut 2.677%, 07/01/2030	45,000	45,625
Triborough Bridge & Tunnel Authority (New York) 5.000%, 11/15/2054	30,000	37,047
TOTAL MUNICIPAL BONDS (Cost $629,290)		$643,614
TERM LOANS (D) - 8.3%
Canada - 0.2%
Cineworld, Ltd., Incremental Term Loan, TBD 02/05/2027 (E)	125,000	75,536
United Kingdom - 0.2%
Formula One Management, Ltd., Term Loan B, TBD 02/01/2024 (E)	100,000	94,125
United States - 7.9%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%), 3.765%, 02/15/2027	100,000	93,438
AlixPartners LLP, Term Loan B, TBD 04/04/2024 (E)	99,743	96,764
Aretec Group, Inc., 2018 Term Loan (1 month LIBOR + 4.250%), 4.424%, 10/01/2025	99,747	91,768
Asurion LLC, 2017 2nd Lien Term Loan (1 month LIBOR + 6.500%), 6.674%, 08/04/2025	100,000	99,438
Asurion LLC, 2017 Term Loan B4, TBD 08/04/2022 (E)	99,682	97,614
Bass Pro Group LLC, Term Loan B (1 month LIBOR + 5.000%), 6.072%, 09/25/2024	100,000	93,708

57

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (D) (continued)
United States (continued)
Berlin Packaging LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.000%), 3.394%, 11/07/2025		$99,746	$94,616
Boyd Gaming Corp., Term Loan B, TBD 09/15/2023 (E)		100,000	95,750
Core & Main LP, Term Loan B, TBD 08/01/2024 (E)		99,744	95,380
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%), 4.174%, 10/16/2026		100,000	96,438
Deerfield Dakota Holding LLC 2020 USD Term Loan B (1 month LIBOR + 3.750%), 4.750%, 04/09/2027		220,000	215,464
Deerfield Dakota Holding LLC, 2020 EUR Term Loan B (1 month EURIBOR + 4.000%), 4.000%, 04/09/2027	EUR	150,000	154,436
Diamond BC BV, USD Term Loan, TBD 09/06/2024 (E)		$100,000	92,350
Elanco Animal Health, Inc., Term Loan B, TBD 02/04/2027 (E)		100,000	96,750
Element Solutions, Inc., 2019 Term Loan B1, TBD 01/31/2026 (E)		100,000	96,281
Gray Television, Inc., 2018 Term Loan C (1 month LIBOR + 2.500%), 2.830%, 01/02/2026		100,000	97,357
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%), 4.020%, 04/25/2025		99,746	95,894
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%), 5.000%, 04/25/2025		100,000	97,753
ION Media Networks, Inc., 2019 Term Loan B (3 month LIBOR + 3.000%), 3.813%, 12/18/2024		99,749	95,042
Momentive Performance Materials USA LLC, Term Loan, TBD 05/15/2024 (E)		100,000	93,750
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%), 4.200%, 06/07/2023		100,000	95,854
Navistar, Inc., 2017 1st Lien Term Loan B (1 month LIBOR + 3.500%), 3.680%, 11/06/2024		99,745	95,755
NEP Group, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 3.250%), 4.700%, 10/20/2025		100,000	83,833
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%), 2.674%, 02/01/2027		99,750	94,626
Science Applications International Corp., 2020 Incremental Term Loan B (1 month LIBOR + 2.250%), 2.424%, 03/12/2027		79,167	77,122
SCIH Salt Holdings, Inc., Term Loan B (3 month LIBOR + 4.500%), 5.500%, 03/16/2027		100,000	96,000
Sedgwick Claims Management Services, Inc., Term Loan B, TBD 12/31/2025 (E)		99,747	93,912
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 1.924%, 04/16/2025		58,358	56,425
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (D) (continued)
United States (continued)
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%), 1.924%, 04/16/2025	$40,111	$38,783
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%), 2.184%, 04/30/2028	100,000	96,208
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 4.000%), 4.174%, 02/06/2026	100,000	97,208
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%), 2.424%, 05/30/2025	99,750	91,209
WW International, Inc., 2017 Term Loan B (1 month LIBOR + 4.750%), 5.500%, 11/29/2024	98,503	95,713
		3,202,639
TOTAL TERM LOANS (Cost $3,348,733)		$3,372,300
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.5%
Commercial and residential - 5.2%
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.763%, 04/25/2048 (C)(F)	83,906	85,297
Series 2019-1, Class A1, 3.805%, 01/25/2049 (C)(F)	80,668	82,354
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613%, 10/26/2048 (C)	81,678	82,909
BX Commercial Mortgage Trust
Series 2018-IND, Class A (1 month LIBOR + 0.750%), 0.934%, 11/15/2035 (C)(G)	53,488	52,146
Series 2019-XL, Class A (1 month LIBOR + 0.920%), 1.104%, 10/15/2036 (C)(G)	95,540	93,625
Series 2019-XL, Class B (1 month LIBOR + 1.080%), 1.264%, 10/15/2036 (C)(G)	95,540	92,308
Series 2019-XL, Class C, (1 month LIBOR + 1.250%), 1.434%, 10/15/2036 (C)(G)	95,540	91,829
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, (1 month LIBOR + 1.070%), 1.254%, 12/15/2037 (C)(G)	100,000	96,282
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.739%, 12/15/2047 (C)(F)	100,000	101,686
COLT Mortgage Loan Trust
Series 2018-3, Class A3, 3.865%, 10/26/2048 (C)(F)	36,501	37,012
Series 2019-1, Class A1, 3.705%, 03/25/2049 (C)(F)	48,425	48,673
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(F)	76,911	77,374
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(F)	72,812	72,714
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG), Series 2013-CR13, Class A4, 4.194%, 11/10/2046 (F)	30,000	32,351
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 08/15/2048	38,000	40,959

58

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
FREMF Mortgage Trust
Series 2015-K49, Class B, 3.721%, 10/25/2048 (C)(F)	$75,000	$76,813
Series 2019-K735, Class B, 4.020%, 05/25/2026 (C)(F)	100,000	102,065
GS Mortgage Securities Trust
Series 2016-GS4, Class A4, 3.442%, 11/10/2049 (F)	34,000	37,027
Series 2020-GC45, Class A1, 2.019%, 02/13/2053	24,468	24,865
KKR Industrial Portfolio Trust, Series 2020-AIP, Class A (1 month LIBOR + 1.037%), 1.221%, 03/15/2037 (C)(G)	100,000	97,244
Metlife Securitization Trust, Series 2018-1A, Class A, 3.750%, 03/25/2057 (C)(F)	94,536	99,015
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class B, 3.559%, 12/15/2048 (F)	45,000	45,110
MSCG Trust, Series 2018-SELF, Class A (1 month LIBOR + 0.900%), 1.084%, 10/15/2037 (C)(G)	75,000	72,179
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (C)(F)	59,128	59,699
Series 2020-1, Class A1, 2.417%, 01/25/2060 (C)(F)	94,980	95,365
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.500%, 07/25/2049 (C)(F)	68,003	69,718
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C, 5.221%, 06/15/2044 (C)(F)	90,000	83,779
Series 2011-C5, Class C, 5.656%, 11/15/2044 (C)(F)	100,000	95,669
Series 2013-C13, Class A4, 3.001%, 05/15/2045	65,000	66,447
		2,112,514
U.S. Government Agency - 3.3%
Federal Home Loan Mortgage Corp.
Series 2016-HQA2, Class M2 (1 month LIBOR + 2.250%), 2.418%, 11/25/2028 (G)	3,705	3,705
Series 2016-HQA4, Class M2, (1 month LIBOR + 1.300%), 1.468%, 04/25/2029 (G)	60,213	60,071
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%), 1.368%, 10/25/2029 (G)	79,387	79,336
Series 2018-DNA1, Class M2, (1 month LIBOR + 1.800%), 1.968%, 07/25/2030 (G)	94,595	89,714
Series 2018-HQA1, Class M2 (1 month LIBOR + 2.300%), 2.468%, 09/25/2030 (G)	30,537	28,469
Series 2020-HQA2, Class M2 (1 month LIBOR + 3.100%), 3.268%, 03/25/2050 (C)(G)	90,000	76,275
Series K105, Class X1 IO, 1.645%, 01/25/2030	169,991	19,832
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2015-C04, Class 1M2 (1 month LIBOR + 5.700%), 5.868%, 04/25/2028 (G)	$71,896	$75,782
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 6.168%, 09/25/2028 (G)	54,538	57,022
Series 2017-C02, Class 2M2 (1 month LIBOR + 3.650%), 3.818%, 09/25/2029 (G)	95,366	95,337
Series 2017-C03, Class 1M2 (1 month LIBOR + 3.000%), 3.168%, 10/25/2029 (G)	60,000	60,075
Series 2017-C04, Class 2M2 (1 month LIBOR + 2.850%), 3.018%, 11/25/2029 (G)	74,584	73,275
Series 2017-C05, Class 1B1, (1 month LIBOR + 3.600%), 3.768%, 01/25/2030 (G)	25,000	19,882
Series 2017-C05, Class 1M2 (1 month LIBOR + 2.200%), 2.368%, 01/25/2030 (G)	53,885	52,181
Series 2017-C06, Class 2B1, (1 month LIBOR + 4.450%), 4.618%, 02/25/2030 (G)	10,000	8,098
Series 2017-C06, Class 2M2 (1 month LIBOR + 2.800%), 2.968%, 02/25/2030 (G)	78,803	76,630
Series 2017-C07, Class 1B1 (1 month LIBOR + 4.000%), 4.168%, 05/25/2030 (G)	67,000	54,445
Series 2018-C03, Class 1M2 (1 month LIBOR + 2.150%), 2.318%, 10/25/2030 (G)	75,000	72,743
Series 2018-R07, Class 1B1, (1 month LIBOR + 4.350%), 4.518%, 04/25/2031 (C)(G)	115,000	95,462
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.318%, 11/25/2039 (C)(G)	52,369	43,737
Series 2019-R07, Class 1M1, (1 month LIBOR + 0.770%), 0.938%, 10/25/2039 (C)(G)	51,044	50,733
Series 2020-R01, Class 1M1, (1 month LIBOR + 0.800%), 0.968%, 01/25/2040 (C)(G)	73,447	72,622
Series 2020-R01, Class 1M2, (1 month LIBOR + 2.050%), 2.218%, 01/25/2040 (C)(G)	30,000	26,925
Series 2020-R02, Class 2B1, (1 month LIBOR + 3.000%), 3.168%, 01/25/2040 (C)(G)	35,000	19,239
		1,311,590
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,291,146)		$3,424,104
ASSET BACKED SECURITIES - 6.1%
Ally Auto Receivables Trust
Series 2018-2, Class A3, 2.920%, 11/15/2022	122,870	124,268
Series 2019-4, Class A3, 1.840%, 06/17/2024	120,000	122,207

59

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ally Master Owner Trust, Series 2017-3, Class A1 (1 month LIBOR + 0.430%), 0.614%, 06/15/2022 (G)	$55,000	$54,948
American Credit Acceptance Receivables Trust, Series 2018-3, Class C, 3.750%, 10/15/2024 (C)	90,965	91,332
American Express Credit Account Master Trust, Series 2017-5, Class B (1 month LIBOR + 0.580%), 0.764%, 02/18/2025 (G)	100,000	99,381
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D, 3.590%, 02/08/2022	100,000	100,382
Canadian Pacer Auto Receivables Trust
Series 2018-1A, Class A3, 3.000%, 11/19/2021 (C)	77,099	77,542
Series 2018-2A, Class A2A, 3.000%, 06/21/2021 (C)	8,473	8,486
CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	25,000	25,535
CCG Receivables Trust, Series 2018-1, Class A2, 2.500%, 06/16/2025 (C)	82,528	82,833
ECMC Group Student Loan Trust, Series 2020-1A, Class A, 2.260%, 07/25/2069 (C)	100,000	100,560
First Investors Auto Owner Trust, Series 2020-1A, Class A, 1.490%, 01/15/2025 (C)	138,898	140,086
Ford Credit Auto Lease Trust, Series 2018-A, Class A3, 2.930%, 06/15/2021	64,016	64,145
Ford Credit Auto Owner Trust
Series 2016-1, Class A, 2.310%, 08/15/2027 (C)	100,000	100,747
Series 2017-A, Class A4, 1.920%, 04/15/2022	50,000	50,164
Series 2017-C, Class A3, 2.010%, 03/15/2022	27,583	27,710
Ford Credit Floorplan Master Owner Trust, Series 2015-5, Class A1, 2.420%, 08/15/2022	50,000	50,016
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3, 2.810%, 12/16/2022	82,282	83,588
Series 2020-2, Class A4, 1.740%, 08/18/2025	10,000	10,158
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.520%, 06/21/2023	59,000	60,753
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A3, 3.100%, 11/15/2021	50,000	50,522
Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 08/25/2058 (C)(F)	76,530	79,110
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 2.530%, 02/18/2042 (C)	16,355	16,361
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.380%, 12/16/2024	15,000	15,278
Santander Drive Auto Receivables Trust
Series 2018-5, Class C, 3.810%, 12/16/2024	50,000	50,603
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2020-1, Class A3, 2.030%, 02/15/2024	$5,000	$5,057
SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 1.950%, 02/15/2046 (C)	100,000	100,000
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/2048 (C)	98,500	100,498
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.750%, 10/25/2057 (C)(F)	64,931	66,605
Series 2018-2, Class A1, 3.250%, 03/25/2058 (C)(F)	159,639	164,779
Toyota Auto Receivables Owner Trust
Series 2016-D, Class A4, 1.420%, 01/15/2022	30,486	30,529
Series 2019-C, Class A2A, 2.000%, 04/15/2022	38,978	39,239
Westlake Automobile Receivables Trust
Series 2020-1A, Class A2, 1.440%, 09/15/2023 (C)	150,000	150,554
Series 2019-A1, Class D, 3.670%, 03/15/2024 (C)	50,000	50,994
World Omni Auto Receivables Trust, Series 2019-A, Class A3, 3.040%, 05/15/2024	90,000	92,442
TOTAL ASSET BACKED SECURITIES (Cost $2,463,725)		$2,487,412
EXCHANGE-TRADED FUNDS - 9.1%
iShares iBoxx High Yield Corporate Bond ETF	15,100	1,244,542
iShares JP Morgan USD Emerging Markets Bond ETF	18,100	1,925,840
SPDR Blackstone/GSO Senior Loan ETF	5,000	215,600
SPDR Bloomberg Barclays Convertible Securities ETF	5,700	323,874
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,949,338)		$3,709,856
SHORT-TERM INVESTMENTS - 8.6%
Short-term funds - 8.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (H)	3,485,489	3,485,489
TOTAL SHORT-TERM INVESTMENTS (Cost $3,485,489)		$3,485,489
Total Investments (Opportunistic Fixed Income Fund) (Cost $48,249,945) - 116.0%		$47,116,915
Other assets and liabilities, net - (16.0%)		(6,489,307)
TOTAL NET ASSETS - 100.0%		$40,627,608
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso

60

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
Opportunistic Fixed Income Fund (continued)
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,239,106 or 10.4% of the fund's net assets as of 5-31-20.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	The rate shown is the annualized seven-day yield as of 5-31-20.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	9	Long	Jun 2020	$906,214	$892,935	$(13,279)
10-Year Canada Government Bond Futures	4	Long	Sep 2020	446,111	446,352	241
10-Year U.S. Treasury Note Futures	2	Long	Sep 2020	277,669	278,125	456
5-Year U.S. Treasury Note Futures	2	Long	Sep 2020	250,723	251,250	527
Ultra U.S. Treasury Bond Futures	3	Long	Sep 2020	652,599	654,094	1,495
10-Year Mini Japan Government Bond Futures	4	Short	Jun 2020	(573,004)	(564,477)	8,527
2-Year U.S. Treasury Note Futures	7	Short	Sep 2020	(1,545,424)	(1,545,906)	(482)
German Euro BUND Futures	12	Short	Jun 2020	(2,330,983)	(2,297,272)	33,711
U.K. Long Gilt Bond Futures	8	Short	Sep 2020	(1,356,859)	(1,357,907)	(1,048)
U.S. Treasury Long Bond Futures	1	Short	Sep 2020	(177,404)	(178,375)	(971)
						$29,177
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,142,000	USD	1,421,690	MSI	6/30/2020	$6,100	—
BRL	1,810,000	USD	333,752	JPM	6/2/2020	5,434	—
BRL	1,420,000	USD	263,529	MSI	6/2/2020	2,573	—
BRL	1,810,000	USD	338,761	JPM	7/2/2020	—	$(124)
CAD	1,125,000	USD	812,604	BARC	6/30/2020	4,495	—
CLP	188,642,000	USD	235,508	JPM	6/30/2020	163	—
COP	2,120,175,000	USD	567,104	BARC	6/30/2020	—	(216)
CZK	12,164,000	USD	493,049	BOA	6/30/2020	8,802	—
CZK	1,337,000	USD	53,841	JPM	6/30/2020	1,320	—
EUR	1,161,000	USD	1,273,793	JPM	6/30/2020	15,711	—
GBP	1,284,000	USD	1,574,071	BOA	6/30/2020	11,870	—
HUF	80,878,000	USD	252,605	BOA	6/30/2020	6,001	—
IDR	4,929,786,000	USD	331,192	MSI	6/30/2020	3,965	—
JPY	356,843,000	USD	3,313,650	CITI	6/30/2020	—	(3,453)
KRW	925,336,000	USD	749,069	JPM	6/30/2020	1,552	—
MXN	12,562,000	USD	564,791	GSI	6/30/2020	—	(700)
NOK	5,791,000	USD	581,071	JPM	6/30/2020	14,798	—
NZD	458,000	USD	283,467	MSI	6/30/2020	804	—
PHP	27,397,000	USD	539,470	JPM	6/30/2020	2,520	—
RUB	5,830,000	USD	81,569	MSI	6/30/2020	831	—
SEK	2,080,000	USD	215,753	JPM	6/30/2020	5,052	—
SGD	891,000	USD	629,144	JPM	6/30/2020	1,568	—
61

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SGD	1,490,000	USD	1,048,513	MSI	6/30/2020	$6,213	—
TRY	3,777,000	USD	551,782	CITI	6/30/2020	—	$(3,008)
USD	1,679,163	AUD	2,530,000	MSI	6/30/2020	—	(7,256)
USD	339,301	BRL	1,810,000	JPM	6/2/2020	114	—
USD	261,688	BRL	1,420,000	MSI	6/2/2020	—	(4,414)
USD	185,219	BRL	1,000,000	MSI	6/30/2020	—	(1,892)
USD	3,828,268	CAD	5,300,000	BARC	6/30/2020	—	(21,175)
USD	214,696	CHF	208,000	JPM	6/30/2020	—	(1,732)
USD	154,213	CLP	123,255,000	CITI	6/30/2020	230	—
USD	411,414	CLP	330,900,000	GSI	6/30/2020	—	(1,981)
USD	245,568	CLP	196,700,000	JPM	6/30/2020	—	(170)
USD	304,940	CNH	2,183,000	BOA	6/30/2020	—	(304)
USD	4,255,853	EUR	3,879,000	JPM	6/30/2020	—	(52,490)
USD	946,404	GBP	772,000	BOA	6/30/2020	—	(7,137)
USD	705,279	IDR	10,483,974,000	GSI	6/30/2020	—	(7,484)
USD	1,900,579	IDR	28,290,113,000	MSI	6/30/2020	—	(22,753)
USD	813,876	ILS	2,860,000	BOA	6/30/2020	—	(948)
USD	98,545	INR	7,486,000	MSI	6/30/2020	—	(337)
USD	2,198,632	JPY	236,768,000	CITI	6/30/2020	2,291	—
USD	2,371,542	KRW	2,928,285,000	JPM	6/30/2020	—	(3,847)
USD	875,692	MXN	19,477,000	GSI	6/30/2020	1,085	—
USD	30,493	NOK	302,000	BOA	6/30/2020	—	(582)
USD	108,368	NOK	1,080,000	JPM	6/30/2020	—	(2,760)
USD	559,276	PLN	2,295,000	BOA	6/30/2020	—	(12,847)
USD	305,562	RON	1,355,000	CITI	6/30/2020	—	(4,233)
USD	1,928,575	RUB	137,842,000	MSI	6/30/2020	—	(19,648)
USD	718,806	SEK	6,881,000	BARC	6/30/2020	—	(11,657)
USD	22,613	SEK	218,000	JPM	6/30/2020	—	(530)
USD	289,546	SGD	410,000	MSI	6/30/2020	—	(680)
USD	302,406	TRY	2,070,000	CITI	6/30/2020	1,649	—
USD	132,700	ZAR	2,324,000	BOA	6/30/2020	680	—
ZAR	4,452,000	USD	254,830	BARC	6/30/2020	—	(1,925)
						$105,821	$(196,283)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	6,440,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.390%	Quarterly	Quarterly	Jun 2025	—	$18,763	$18,763
								—	$18,763	$18,763
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	People's Republic of China	625,000	USD	$625,000	1.000%	Quarterly	Dec 2024	$(12,675)	$(2,425)	$(15,100)
GSI	Government of Russia	350,000	USD	350,000	1.000%	Quarterly	Dec 2024	1,298	(758)	540
GSI	People's Republic of China	850,000	USD	850,000	1.000%	Quarterly	Dec 2024	(21,907)	1,371	(20,536)
GSI	Republic of Indonesia	470,000	USD	470,000	1.000%	Quarterly	Dec 2024	1,422	7,625	9,047
GSI	Government of Russia	665,000	USD	665,000	1.000%	Quarterly	Jun 2025	21,583	(17,006)	4,577
JPM	Republic of Korea	2,110,000	USD	2,110,000	1.000%	Quarterly	Dec 2024	(65,936)	(9,997)	(75,933)
JPM	Government of Russia	395,000	USD	395,000	1.000%	Quarterly	Jun 2025	13,556	(10,837)	2,719
MSI	Federative Republic of Brazil	270,000	USD	270,000	1.000%	Quarterly	Dec 2024	5,848	12,960	18,808
MSI	Government of Japan	2,090,000	USD	2,090,000	1.000%	Quarterly	Dec 2024	(69,563)	(8,944)	(78,507)
MSI	Government of Malaysia	1,370,000	USD	1,370,000	1.000%	Quarterly	Dec 2024	(19,386)	4,520	(14,866)
MSI	Republic of Colombia	290,000	USD	290,000	1.000%	Quarterly	Dec 2024	2,406	4,668	7,074
MSI	CMBX.NA.BBB-.7	440,000	USD	440,000	3.000%	Monthly	Jan 2047	10,096	103,613	113,709
62

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
MSI	CMBX.NA.BBB-.8	460,000	USD	$460,000	3.000%	Monthly	Oct 2057	$22,233	$127,539	$149,772
				$10,385,000				$(111,025)	$212,329	$101,304
Centrally cleared	iTraxx Europe Crossover Series 32 Version 1	420,000	EUR	474,873	5.000%	Quarterly	Dec 2024	(21,748)	(6,161)	(27,909)
				$474,873				$(21,748)	$(6,161)	$(27,909)
				$10,859,873				$(132,773)	$206,168	$73,395
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CDX.NA.HY.34	7.248%	842,800	USD	$842,800	5.000%	Quarterly	Jun 2023	$(20,122)	$(6,474)	$(26,596)
GSI	CDX.NA.HY.34	7.248%	426,300	USD	426,300	5.000%	Quarterly	Jun 2023	(10,187)	(3,265)	(13,452)
GSI	CDX.NA.HY.34	7.248%	421,400	USD	421,400	5.000%	Quarterly	Jun 2023	(15,228)	1,930	(13,298)
					$1,690,500				$(45,537)	$(7,809)	$(53,346)
Centrally cleared	CDX.NA.HY.33	6.619%	2,807,250	USD	2,807,250	5.000%	Quarterly	Dec 2024	24,516	(17,122)	7,394
Centrally cleared	CDX.NA.IG.33	0.847%	1,560,000	USD	1,560,000	1.000%	Quarterly	Dec 2024	(1,160)	34,728	33,568
Centrally cleared	iTraxx Europe Series 32 Version 1	0.804%	3,390,000	EUR	3,832,904	1.000%	Quarterly	Dec 2024	30,320	37,178	67,498
					$8,200,154				$53,676	$54,784	$108,460
					$9,890,654				$8,139	$46,975	$55,114
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	iBoxx $ Liquid Leveraged Loan Index	1-Month USD LIBOR	At Maturity	USD	1,000,000	Jun 2020	MSI	—	$(47,673)	$(47,673)
								—	$(47,673)	$(47,673)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
63

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
Real Estate Securities Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Consumer discretionary – 1.2%
Hotels, restaurants and leisure – 1.2%
Hotels, resorts and cruise lines – 1.2%
Hyatt Hotels Corp., Class A (A)	64,567	$3,556,996
Real estate – 97.6%
Equity real estate investment trusts – 97.6%
Diversified REITs – 1.3%
Essential Properties Realty Trust, Inc.	303,915	4,145,401
Health care REITs – 10.7%
Healthcare Trust of America, Inc., Class A	145,110	3,841,062
Healthpeak Properties, Inc.	158,120	3,896,077
Medical Properties Trust, Inc.	182,804	3,305,096
Omega Healthcare Investors, Inc.	246,411	7,673,239
Sabra Health Care REIT, Inc.	207,935	2,798,805
Welltower, Inc.	224,097	11,354,995
		32,869,274
Hotel and resort REITs – 0.7%
Apple Hospitality REIT, Inc.	223,078	2,277,626
Industrial REITs – 15.5%
EastGroup Properties, Inc.	66,728	7,757,130
Prologis, Inc.	336,965	30,832,297
Rexford Industrial Realty, Inc.	225,560	8,977,288
		47,566,715
Office REITs – 9.5%
Alexandria Real Estate Equities, Inc.	84,318	12,961,363
Cousins Properties, Inc.	230,880	7,184,986
Highwoods Properties, Inc.	213,424	8,167,736
Kilroy Realty Corp.	13,901	794,025
		29,108,110
Residential REITs – 23.3%
American Homes 4 Rent, Class A	263,587	6,652,936
Equity LifeStyle Properties, Inc.	176,704	11,008,659
Equity Residential	111,651	6,761,585
Essex Property Trust, Inc.	51,146	12,416,714
Invitation Homes, Inc.	422,012	11,098,916
Mid-America Apartment Communities, Inc.	104,492	12,158,689
Sun Communities, Inc.	58,789	8,065,263
UDR, Inc.	97,698	3,612,872
		71,775,634
Real Estate Securities Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs – 8.7%
Agree Realty Corp.	110,766	$6,952,782
Kimco Realty Corp.	597,880	6,642,447
Realty Income Corp.	119,783	6,625,198
Regency Centers Corp.	149,351	6,390,729
		26,611,156
Specialized REITs – 27.9%
American Tower Corp.	21,048	5,433,962
CyrusOne, Inc.	91,403	6,794,899
Digital Realty Trust, Inc.	100,966	14,494,679
Equinix, Inc.	42,746	29,820,892
Extra Space Storage, Inc.	92,979	8,995,718
Gaming and Leisure Properties, Inc.	241,608	8,345,140
Life Storage, Inc.	76,104	7,418,618
SBA Communications Corp.	14,811	4,652,579
		85,956,487
		300,310,403
TOTAL COMMON STOCKS (Cost $258,514,639)		$303,867,399
SHORT-TERM INVESTMENTS – 2.2%
Short-term funds – 2.2%
John Hancock Collateral Trust, 0.3653% (B)(C)	187,867	1,880,873
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (B)	4,974,701	4,974,701
TOTAL SHORT-TERM INVESTMENTS (Cost $6,853,458)		$6,855,574
Total Investments (Real Estate Securities Fund) (Cost $265,368,097) – 101.0%		$310,722,973
Other assets and liabilities, net – (1.0%)		(3,183,965)
TOTAL NET ASSETS – 100.0%		$307,539,008
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $1,835,161.
(B)	The rate shown is the annualized seven-day yield as of 5-31-20.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

64

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 93.9%
Communication services – 20.0%
Entertainment – 2.3%
Activision Blizzard, Inc.	19,010	$1,368,340
Electronic Arts, Inc. (A)	2,305	283,238
NetEase, Inc., ADR	1,650	631,785
Netflix, Inc. (A)	6,105	2,562,452
Take-Two Interactive Software, Inc. (A)	2,020	275,063
Zynga, Inc., Class A (A)(B)	193,840	1,773,636
		6,894,514
Interactive media and services – 17.4%
58.com, Inc., ADR (A)	115,118	5,526,815
Alphabet, Inc., Class C (A)	12,242	17,492,839
Baidu, Inc., ADR (A)	12,612	1,343,809
Facebook, Inc., Class A (A)	90,041	20,267,326
Mail.Ru Group, Ltd., GDR (A)	230,367	4,133,437
NAVER Corp.	14,754	2,698,338
		51,462,564
Media – 0.3%
News Corp., Class A	65,299	799,913
		59,156,991
Consumer discretionary – 16.8%
Automobiles – 0.3%
Tesla, Inc. (A)	965	805,775
Internet and direct marketing retail – 16.5%
Alibaba Group Holding, Ltd., ADR (A)	27,393	5,681,034
Amazon.com, Inc. (A)	5,756	14,058,282
Booking Holdings, Inc. (A)	4,803	7,874,134
Expedia Group, Inc.	1,785	141,872
GrubHub, Inc. (A)	805	45,676
JD.com, Inc., ADR (A)	5,745	312,126
Naspers, Ltd., N Shares	15,876	2,584,501
Tongcheng-Elong Holdings, Ltd. (A)	606,400	1,096,336
Trip.com Group, Ltd., ADR (A)	275,084	7,308,982
Zalando SE (A)(C)	141,052	9,591,380
		48,694,323
		49,500,098
Health care – 1.4%
Health care equipment and supplies – 0.9%
Intuitive Surgical, Inc. (A)	4,611	2,674,518
Health care technology – 0.5%
Veeva Systems, Inc., Class A (A)	6,365	1,393,108
		4,067,626
Industrials – 0.7%
Aerospace and defense – 0.6%
The Boeing Company	12,165	1,774,265
Electrical equipment – 0.1%
Bloom Energy Corp., Class A (A)	23,560	189,187
		1,963,452
Information technology – 55.0%
Communications equipment – 0.2%
F5 Networks, Inc. (A)	1,005	145,645
Telefonaktiebolaget LM Ericsson, ADR (B)	32,475	296,822
		442,467
Electronic equipment, instruments and components – 0.7%
Amphenol Corp., Class A	2,385	230,296
Cognex Corp. (B)	5,360	304,126
Flex, Ltd. (A)(B)	30,130	292,562
IPG Photonics Corp. (A)	1,920	298,368
Samsung SDI Company, Ltd.	2,900	844,381
		1,969,733
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services – 10.6%
Adyen NV (A)(C)	345	$452,392
Akamai Technologies, Inc. (A)	1,500	158,700
DXC Technology Company	11,580	164,552
EPAM Systems, Inc. (A)	980	226,027
Fidelity National Information Services, Inc.	9,482	1,316,386
Fiserv, Inc. (A)	13,110	1,399,755
Global Payments, Inc.	8,779	1,575,743
Mastercard, Inc., Class A	9,260	2,786,241
MongoDB, Inc. (A)(B)	18,600	4,317,246
Okta, Inc. (A)	31,215	6,105,030
PayPal Holdings, Inc. (A)	24,425	3,786,119
Shopify, Inc., Class A (A)	575	435,735
Square, Inc., Class A (A)	16,820	1,363,766
Twilio, Inc., Class A (A)	27,370	5,408,312
Wix.com, Ltd. (A)	8,153	1,812,656
		31,308,660
Semiconductors and semiconductor equipment – 12.9%
Advanced Micro Devices, Inc. (A)	49,920	2,685,696
Applied Materials, Inc.	60,156	3,379,564
ASML Holding NV, NYRS (B)	2,915	960,522
Cree, Inc. (A)(B)	9,775	515,045
Intel Corp.	12,005	755,475
KLA Corp.	1,925	338,723
Lam Research Corp.	10,836	2,965,488
Maxim Integrated Products, Inc.	55,996	3,229,849
Microchip Technology, Inc.	5,765	553,555
Micron Technology, Inc. (A)	143,687	6,884,044
NVIDIA Corp.	19,661	6,980,048
Qorvo, Inc. (A)	4,385	459,285
QUALCOMM, Inc.	54,100	4,375,608
SK Hynix, Inc.	1,200	79,575
Skyworks Solutions, Inc.	13,185	1,562,950
STMicroelectronics NV	8,680	215,567
STMicroelectronics NV, NYRS (B)	40,120	996,982
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	10,695	538,279
Teradyne, Inc. (B)	4,030	270,091
Tokyo Electron, Ltd.	1,900	382,343
		38,128,689
Software – 22.8%
Alteryx, Inc., Class A (A)(B)	13,395	1,928,076
Atlassian Corp. PLC, Class A (A)	29,720	5,507,116
Autodesk, Inc. (A)	1,405	295,584
Citrix Systems, Inc.	15,336	2,271,568
Coupa Software, Inc. (A)	1,390	316,239
Crowdstrike Holdings, Inc., Class A (A)	41,125	3,611,186
Datadog, Inc., Class A (A)	6,630	472,520
DocuSign, Inc. (A)	2,340	326,992
Elastic NV (A)	3,755	322,630
Fortinet, Inc. (A)	2,105	293,016
HubSpot, Inc. (A)	12,540	2,507,248
Intuit, Inc.	5,038	1,462,632
Microsoft Corp.	90,923	16,661,640
Palo Alto Networks, Inc. (A)	1,250	294,088
Paycom Software, Inc. (A)	11,470	3,409,228
Proofpoint, Inc. (A)	7,375	857,491
RingCentral, Inc., Class A (A)	20,515	5,626,239
salesforce.com, Inc. (A)	43,631	7,626,262
ServiceNow, Inc. (A)	1,935	750,645
Slack Technologies, Inc., Class A (A)	36,070	1,264,254
Smartsheet, Inc., Class A (A)	5,230	301,562
Splunk, Inc. (A)	8,460	1,572,206
Synopsys, Inc. (A)	6,398	1,157,462
TeamViewer AG (A)	27,100	1,375,996

65

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Workday, Inc., Class A (A)	10,719	$1,966,186
Zendesk, Inc. (A)	3,600	308,700
Zoom Video Communications, Inc., Class A (A)	10,190	1,828,901
Zscaler, Inc. (A)(B)	30,590	3,000,573
		67,316,240
Technology hardware, storage and peripherals – 7.8%
Apple, Inc.	26,045	8,280,747
NetApp, Inc.	11,695	520,895
Pure Storage, Inc., Class A (A)	399,057	7,027,394
Samsung Electronics Company, Ltd.	176,245	7,258,839
		23,087,875
		162,253,664
Real estate – 0.0%
Equity real estate investment trusts – 0.0%
Equinix, Inc.	230	160,455
TOTAL COMMON STOCKS (Cost $217,625,265)		$277,102,286
PREFERRED SECURITIES – 0.6%
Communication services – 0.3%
Media – 0.3%
Airbnb, Inc., Series E (A)(D)(E)	16,398	901,890
Industrials – 0.3%
Road and rail – 0.3%
DiDi Chuxing, Inc. (A)(D)(E)	16,798	684,435
TOTAL PREFERRED SECURITIES (Cost $1,987,267)		$1,586,325
EXCHANGE-TRADED FUNDS – 0.4%
Invesco QQQ Trust Series 1 (B)	1,825	425,882
iShares Expanded Tech Sector ETF	1,600	423,376
Technology Select Sector SPDR Fund	4,305	421,761
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,202,359)		$1,271,019
TERM LOANS (F) – 0.1%
Communication services – 0.1%
Airbnb, Inc., Term Loan (3 month LIBOR + 7.500%) 8.500%, 04/17/2025	$320,000	325,200
TOTAL TERM LOANS (Cost $312,012)		$325,200
SHORT-TERM INVESTMENTS – 9.2%
Short-term funds – 7.8%
John Hancock Collateral Trust, 0.3653% (G)(H)	1,228,209	12,296,460
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (G)	2,042,607	2,042,607
T. Rowe Price Government Reserve Fund, 0.2523% (G)	8,587,459	8,587,459
		22,926,526
Repurchase agreement – 1.4%
Repurchase Agreement with State Street Corp. dated 5-29-20 at 0.000% to be repurchased at $4,306,000 on 6-1-20, collateralized by $4,165,000 U.S. Treasury Notes, 2.000% due 11-30-22 (valued at $4,392,359)	$4,306,000	4,306,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,226,274)		$27,232,526
Total Investments (Science & Technology Fund) (Cost $248,353,177) – 104.2%		$307,517,356
Other assets and liabilities, net – (4.2%)		(12,526,506)
TOTAL NET ASSETS – 100.0%		$294,990,850
Science & Technology Fund (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $11,171,209.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 5-31-20.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 94.8%
Communication services – 8.3%
Diversified telecommunication services – 1.4%
Anterix, Inc. (A)(B)	1,380	$73,968
AT&T, Inc.	823,159	25,402,687
ATN International, Inc.	1,401	83,219
Bandwidth, Inc., Class A (A)(B)	2,032	225,247
BCE, Inc.	28,151	1,170,121
BT Group PLC	747,815	1,076,645
Cellnex Telecom SA (A)(C)	36,273	2,035,213
CenturyLink, Inc. (B)	110,555	1,086,756
China Telecom Corp., Ltd., H Shares	1,801,296	597,549
China Tower Corp., Ltd., H Shares (C)	5,394,400	1,095,598
China Unicom Hong Kong, Ltd.	793,816	461,599
Chunghwa Telecom Company, Ltd.	466,479	1,717,598
Cincinnati Bell, Inc. (A)	6,270	92,357
Cogent Communications Holdings, Inc.	5,323	407,316
Consolidated Communications Holdings, Inc. (A)	8,983	54,437
Deutsche Telekom AG	482,114	7,566,118
Elisa OYJ	18,375	1,144,995
HKT Trust & HKT, Ltd.	453,322	644,895
IDT Corp., Class B (A)	2,217	14,056
Iliad SA	815	142,764
Iridium Communications, Inc. (A)	12,578	289,294
Koninklijke KPN NV	584,269	1,428,169
LG Uplus Corp.	42,525	452,904
Nippon Telegraph & Telephone Corp.	199,900	4,549,961
Ooma, Inc. (A)	2,644	33,156
Orange Polska SA (A)	46,571	75,439
Orange SA	108,860	1,309,203
ORBCOMM, Inc. (A)	9,991	27,375
PCCW, Ltd.	467,000	256,768
Proximus SADP	8,500	176,360
Singapore Telecommunications, Ltd.	106,650	187,815
Singapore Telecommunications, Ltd.	229,178	403,347
Spark New Zealand, Ltd.	113,104	310,918
Swisscom AG	3,183	1,656,436
Telecom Italia SpA (A)	901,840	334,779
Telecom Italia SpA, Savings Shares	636,925	246,484
Telefonica Deutschland Holding AG	123,978	378,094

66

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Telefonica SA	677,346	$3,171,803
Telekom Malaysia BHD	118,818	115,312
Telekomunikasi Indonesia Persero Tbk PT	4,925,660	1,062,936
Telenor ASA	44,728	677,961
Telia Company AB	398,138	1,361,774
Telkom SA SOC, Ltd.	37,277	37,697
Telstra Corp., Ltd.	541,856	1,160,511
TELUS Corp.	71,343	1,236,332
TPG Telecom, Ltd.	47,548	267,299
True Corp. PCL, NVDR	1,153,500	133,924
United Internet AG	14,689	605,078
Verizon Communications, Inc.	466,036	26,741,146
Vonage Holdings Corp. (A)	28,702	276,400
		94,057,813
Entertainment – 1.4%
Activision Blizzard, Inc.	107,727	7,754,189
Alibaba Pictures Group, Ltd. (A)	1,840,500	224,298
AMC Entertainment Holdings, Inc., Class A (B)	6,790	34,833
Bollore SA	44,090	126,604
CD Projekt SA (A)	4,835	487,397
Cinemark Holdings, Inc.	28,579	429,542
Electronic Arts, Inc. (A)	40,942	5,030,953
Eros International PLC (A)(B)	9,492	30,659
Gaia, Inc. (A)	1,480	11,588
Glu Mobile, Inc. (A)	14,664	146,347
HUYA, Inc., ADR (A)(B)	7,900	122,608
IMAX Corp. (A)	6,720	84,739
iQIYI, Inc., ADR (A)(B)	16,100	267,099
Konami Holdings Corp.	14,500	509,430
Liberty Media Corp.-Liberty Braves, Class A (A)	1,318	29,774
Liberty Media Corp.-Liberty Braves, Class C (A)	4,582	100,575
Live Nation Entertainment, Inc. (A)(B)	19,759	971,352
LiveXLive Media, Inc. (A)	4,497	12,861
NCSoft Corp.	3,266	2,086,260
NetEase, Inc., ADR	9,104	3,485,922
Netflix, Inc. (A)	61,452	25,793,248
Netmarble Corp. (A)(C)	5,054	377,599
Nexon Company, Ltd.	76,800	1,600,192
Nintendo Company, Ltd.	17,339	7,049,668
Pearl Abyss Corp. (A)	1,261	208,408
Square Enix Holdings Company, Ltd.	14,200	691,738
Take-Two Interactive Software, Inc. (A)	15,870	2,161,018
Tencent Music Entertainment Group, ADR (A)(B)	11,700	151,164
The Marcus Corp.	2,970	40,036
The Walt Disney Company	252,736	29,645,933
Toho Company, Ltd.	17,300	636,066
Ubisoft Entertainment SA (A)	4,926	382,226
Vivendi SA	45,012	1,029,214
World Wrestling Entertainment, Inc., Class A (B)	12,722	588,647
		92,302,187
Interactive media and services – 3.8%
58.com, Inc., ADR (A)	12,100	580,921
Alphabet, Inc., Class A (A)	42,014	60,227,909
Alphabet, Inc., Class C (A)	41,911	59,887,466
Auto Trader Group PLC (C)	84,423	586,809
Autohome, Inc., ADR (B)	7,500	576,975
Baidu, Inc., ADR (A)	35,300	3,761,215
CarGurus, Inc. (A)	9,519	247,304
Cars.com, Inc. (A)(B)	8,731	53,870
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
DHI Group, Inc. (A)	6,634	$17,713
Eventbrite, Inc., Class A (A)(B)	4,763	41,057
EverQuote, Inc., Class A (A)	1,097	59,150
Facebook, Inc., Class A (A)	337,440	75,954,370
JOYY, Inc., ADR (A)	7,400	451,770
Kakaku.com, Inc.	20,800	505,117
Kakao Corp.	10,245	2,187,948
Liberty TripAdvisor Holdings, Inc., Class A (A)	9,722	23,090
LINE Corp. (A)	9,100	455,627
Momo, Inc., ADR	19,300	374,420
NAVER Corp.	27,767	5,078,266
QuinStreet, Inc. (A)	5,916	59,988
REA Group, Ltd.	6,675	448,881
SEEK, Ltd. (B)	42,710	573,740
SINA Corp. (A)	7,900	247,349
Tencent Holdings, Ltd.	736,212	39,870,192
The Meet Group, Inc. (A)	8,674	53,605
TripAdvisor, Inc.	28,168	543,079
TrueCar, Inc. (A)	13,663	36,890
Twitter, Inc. (A)	108,861	3,371,425
Weibo Corp., ADR (A)(B)	7,000	215,390
Yelp, Inc. (A)(B)	25,831	561,566
Z Holdings Corp.	412,107	1,695,019
		258,748,121
Media – 0.9%
Altice Europe NV (A)	101,729	401,850
AMC Networks, Inc., Class A (A)	11,815	334,010
Boston Omaha Corp., Class A (A)	1,402	22,881
Cable One, Inc.	1,347	2,541,641
Cardlytics, Inc. (A)(B)	1,803	122,766
Central European Media Enterprises, Ltd., Class A (A)	11,214	44,856
Charter Communications, Inc., Class A (A)	21,985	11,959,840
Cheil Worldwide, Inc.	13,697	184,132
China Literature, Ltd. (A)(B)(C)	32,200	184,021
Comcast Corp., Class A	636,583	25,208,687
comScore, Inc. (A)	6,713	25,274
Cumulus Media, Inc., Class A (A)	1,956	10,113
CyberAgent, Inc.	15,600	788,867
Cyfrowy Polsat SA	17,495	114,106
Daily Journal Corp. (A)(B)	141	39,494
Dentsu Group, Inc.	33,344	891,089
Discovery, Inc., Series A (A)(B)	22,158	481,937
Discovery, Inc., Series C (A)	47,051	921,729
DISH Network Corp., Class A (A)	35,898	1,136,172
Emerald Holding, Inc.	3,869	8,589
Entercom Communications Corp., Class A	15,707	26,231
Entravision Communications Corp., Class A	8,025	12,038
Eutelsat Communications SA	9,376	93,874
Fluent, Inc. (A)	6,028	12,026
Fox Corp., Class A	49,711	1,450,070
Fox Corp., Class B	22,769	655,292
Gannett Company, Inc.	15,954	20,900
Gray Television, Inc. (A)	11,536	160,812
Grupo Televisa SAB (A)	323,597	383,509
Hakuhodo DY Holdings, Inc.	35,900	447,073
Hemisphere Media Group, Inc. (A)	2,386	23,383
Informa PLC	110,749	634,425
ITV PLC	324,723	323,807
JCDecaux SA (A)	4,229	86,654
John Wiley & Sons, Inc., Class A	11,728	471,466

67

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Latin America, Ltd., Class A (A)(B)	6,234	$62,153
Liberty Latin America, Ltd., Class C (A)	14,155	135,888
Loral Space & Communications, Inc.	1,674	31,521
MDC Partners, Inc., Class A (A)	7,810	10,270
Media General, Inc. (A)(D)	18,354	1,745
Megacable Holdings SAB de CV	41,900	126,600
Meredith Corp. (B)	5,100	76,194
MSG Networks, Inc., Class A (A)(B)	5,463	67,632
MultiChoice Group, Ltd. (A)	54,172	267,646
National CineMedia, Inc.	8,132	22,363
News Corp., Class A	54,513	667,784
News Corp., Class B	17,039	208,898
Omnicom Group, Inc.	30,530	1,672,739
Pearson PLC	69,822	399,313
Publicis Groupe SA	11,949	340,489
Quebecor, Inc., Class B	31,345	689,119
Saga Communications, Inc., Class A	489	12,993
Schibsted ASA, B Shares (A)	6,172	148,105
Scholastic Corp.	3,817	112,220
SES SA	19,859	147,123
Shaw Communications, Inc., Class B	82,488	1,391,725
Singapore Press Holdings, Ltd.	70,400	63,964
TechTarget, Inc. (A)(B)	2,904	79,831
TEGNA, Inc.	85,549	1,002,634
Telenet Group Holding NV	2,393	97,905
The EW Scripps Company, Class A	7,080	61,384
The Interpublic Group of Companies, Inc.	54,366	930,202
The New York Times Company, Class A	38,538	1,511,846
Tribune Publishing Company	2,268	21,546
ViacomCBS, Inc., Class B	75,778	1,571,636
WideOpenWest, Inc. (A)	3,284	21,379
WPP PLC	113,449	863,400
		63,041,861
Wireless telecommunication services – 0.8%
Advanced Info Service PCL, NVDR	122,100	739,171
America Movil SAB de CV, Series L	4,467,400	2,969,604
Axiata Group BHD	283,953	248,057
Boingo Wireless, Inc. (A)	5,581	76,460
China Mobile, Ltd.	789,970	5,585,670
DiGi.Com BHD	310,020	324,188
Empresa Nacional de Telecomunicaciones SA	23,648	150,681
Far EasTone Telecommunications Company, Ltd.	189,595	409,338
Globe Telecom, Inc.	4,505	204,169
Gogo, Inc. (A)(B)	7,540	15,683
Intouch Holdings PCL, NVDR	230,800	390,994
KDDI Corp.	274,567	8,014,386
Maxis BHD	239,660	290,847
Millicom International Cellular SA	14,145	337,844
MTN Group, Ltd.	211,848	656,716
NTT DOCOMO, Inc.	207,000	5,689,119
PLDT, Inc.	11,755	292,553
Rogers Communications, Inc., Class B	62,194	2,606,380
Shenandoah Telecommunications Company	6,057	318,659
SK Telecom Company, Ltd.	4,011	700,527
Softbank Corp.	259,500	3,295,099
SoftBank Group Corp.	243,552	11,124,418
Spok Holdings, Inc.	2,430	24,956
Taiwan Mobile Company, Ltd.	197,000	704,927
Tele2 AB, B Shares	72,651	962,618
Telephone & Data Systems, Inc.	26,219	537,227
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
TIM Participacoes SA	85,989	$219,472
T-Mobile US, Inc. (A)	42,898	4,291,516
Total Access Communication PCL, NVDR	72,200	100,692
Turkcell Iletisim Hizmetleri AS	72,353	150,330
Vodacom Group, Ltd.	79,608	571,569
Vodafone Group PLC	2,378,277	3,911,072
XL Axiata Tbk PT (A)	381,700	67,750
		55,982,692
		564,132,674
Consumer discretionary – 10.7%
Auto components – 0.5%
Adient PLC (A)	34,483	586,556
Aisin Seiki Company, Ltd.	25,100	794,809
American Axle & Manufacturing Holdings, Inc. (A)(B)	14,402	102,398
Aptiv PLC	53,703	4,046,521
BorgWarner, Inc.	43,439	1,396,564
Bridgestone Corp.	88,300	2,930,691
Cheng Shin Rubber Industry Company, Ltd.	226,730	248,374
Cie Generale des Etablissements Michelin SCA	9,367	948,041
Continental AG	15,791	1,561,614
Cooper Tire & Rubber Company	6,372	163,952
Cooper-Standard Holdings, Inc. (A)	2,255	23,655
Dana, Inc.	56,900	719,216
Delphi Technologies PLC (A)(B)	23,074	297,193
Denso Corp.	67,316	2,592,882
Dorman Products, Inc. (A)	3,414	238,707
Faurecia SE (A)	3,997	154,971
Fox Factory Holding Corp. (A)(B)	4,762	343,388
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	59,500	131,397
Gentex Corp.	67,817	1,793,081
Gentherm, Inc. (A)	4,185	170,330
Hankook Tire & Technology Company, Ltd.	15,120	287,373
Hanon Systems	36,140	284,960
Hyundai Mobis Company, Ltd.	13,304	2,133,122
JTEKT Corp.	32,600	263,939
Koito Manufacturing Company, Ltd.	16,176	688,026
LCI Industries	3,079	304,605
Lear Corp.	14,752	1,564,450
Linamar Corp.	510	14,165
Magna International, Inc.	50,841	2,143,900
Modine Manufacturing Company (A)	6,486	34,700
Motorcar Parts of America, Inc. (A)	2,427	38,395
Nexteer Automotive Group, Ltd.	117,982	64,788
NGK Spark Plug Company, Ltd.	24,500	396,395
Nokian Renkaat OYJ	16,111	375,284
Pirelli & C. SpA (A)(C)	38,916	175,143
Standard Motor Products, Inc.	2,640	112,332
Stanley Electric Company, Ltd.	20,300	495,933
Stoneridge, Inc. (A)(B)	3,377	69,499
Sumitomo Electric Industries, Ltd.	118,000	1,380,539
Sumitomo Rubber Industries, Ltd.	25,800	263,543
Tenneco, Inc., Class A (A)	6,760	45,698
The Goodyear Tire & Rubber Company	62,346	474,453
The Yokohama Rubber Company, Ltd.	18,500	280,492
Toyoda Gosei Company, Ltd.	10,000	214,677
Toyota Industries Corp.	22,829	1,172,924
Valeo SA	13,150	325,053

68

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Visteon Corp. (A)	11,032	$794,304
		33,643,032
Automobiles – 1.0%
Astra International Tbk PT	2,029,808	664,279
BAIC Motor Corp., Ltd., H Shares (C)	219,700	89,061
Bayerische Motoren Werke AG	48,037	2,815,264
Brilliance China Automotive Holdings, Ltd.	390,300	343,606
BYD Company, Ltd., H Shares (B)	80,694	463,100
Daimler AG	131,902	4,914,866
Dongfeng Motor Group Company, Ltd., H Shares	351,680	222,484
Ferrari NV	12,211	2,076,191
Fiat Chrysler Automobiles NV (A)	112,850	1,007,243
Ford Motor Company	819,149	4,677,341
Ford Otomotiv Sanayi AS	4,107	37,305
Geely Automobile Holdings, Ltd.	643,000	888,441
General Motors Company	264,494	6,845,105
Great Wall Motor Company, Ltd., H Shares	396,250	252,360
Guangzhou Automobile Group Company, Ltd., H Shares	375,346	310,876
Harley-Davidson, Inc.	32,457	692,632
Honda Motor Company, Ltd.	253,627	6,604,089
Hyundai Motor Company	29,728	2,363,625
Isuzu Motors, Ltd.	86,200	809,647
Kia Motors Corp.	52,615	1,463,041
Mazda Motor Corp.	87,480	564,728
Mitsubishi Motors Corp.	99,900	283,002
NIO, Inc., ADR (A)(B)	83,900	333,922
Nissan Motor Company, Ltd.	357,825	1,356,058
Peugeot SA (A)	32,808	470,972
Renault SA	10,408	235,935
Subaru Corp.	95,600	2,117,990
Suzuki Motor Corp.	57,100	1,990,487
Thor Industries, Inc. (B)	14,798	1,275,588
Toyota Motor Corp.	354,800	22,360,305
Volkswagen AG	4,598	731,557
Winnebago Industries, Inc. (B)	3,922	213,357
Yamaha Motor Company, Ltd.	44,400	643,146
		70,117,603
Distributors – 0.1%
Core-Mark Holding Company, Inc.	5,743	160,689
Funko, Inc., Class A (A)	2,907	16,425
Genuine Parts Company	33,711	2,811,835
Jardine Cycle & Carriage, Ltd.	4,954	76,918
LKQ Corp. (A)	71,107	1,952,598
Pool Corp.	10,733	2,887,392
Weyco Group, Inc.	819	15,291
		7,921,148
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	21,168	708,281
American Public Education, Inc. (A)	1,929	60,628
Benesse Holdings, Inc.	11,000	298,440
Carriage Services, Inc.	2,089	39,106
Chegg, Inc. (A)	14,971	914,429
China East Education Holdings, Ltd. (C)	69,500	137,335
China Education Group Holdings, Ltd.	74,000	128,628
Cogna Educacao	179,780	177,209
Collectors Universe, Inc.	1,163	25,865
Graham Holdings Company, Class B	1,166	417,696
Grand Canyon Education, Inc. (A)	12,928	1,261,644
H&R Block, Inc.	35,464	602,888
Houghton Mifflin Harcourt Company (A)	14,381	22,003
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
K12, Inc. (A)	4,972	$122,411
Laureate Education, Inc., Class A (A)	14,333	139,460
New Oriental Education & Technology Group, Inc., ADR (A)	18,300	2,195,268
OneSpaWorld Holdings, Ltd.	5,961	38,985
Perdoceo Education Corp. (A)	8,737	142,238
Regis Corp. (A)	3,022	31,791
Service Corp. International	49,001	1,932,109
Strategic Education, Inc.	2,696	457,322
TAL Education Group, ADR (A)	49,462	2,792,625
WW International, Inc. (A)	18,361	438,828
		13,085,189
Hotels, restaurants and leisure – 1.8%
Accor SA (A)	9,576	270,712
Alsea SAB de CV (A)	70,200	59,232
Altus San Nicolas Corp. (A)(D)	4,667	479
AmRest Holdings SE (A)	5,395	35,331
Aristocrat Leisure, Ltd.	74,632	1,287,341
BBX Capital Corp.	8,990	16,092
BJ's Restaurants, Inc.	2,499	54,278
Bloomin' Brands, Inc.	11,118	126,856
Boyd Gaming Corp.	31,697	677,682
Brinker International, Inc.	14,781	389,479
Caesars Entertainment Corp. (A)	149,626	1,704,240
Carnival Corp. (B)	84,608	1,331,730
Carnival PLC	15,216	200,948
Carrols Restaurant Group, Inc. (A)	4,789	20,545
Century Casinos, Inc. (A)	3,676	20,108
Chipotle Mexican Grill, Inc. (A)	4,645	4,663,162
Choice Hotels International, Inc. (B)	8,516	688,348
Churchill Downs, Inc.	13,944	1,849,950
Chuy's Holdings, Inc. (A)	2,167	34,650
Compass Group PLC	140,768	2,063,573
Cracker Barrel Old Country Store, Inc.	9,497	1,017,414
Crown Resorts, Ltd.	49,399	316,520
Darden Restaurants, Inc.	23,694	1,821,121
Dave & Buster's Entertainment, Inc.	4,027	53,116
Del Taco Restaurants, Inc. (A)	3,975	24,248
Denny's Corp. (A)	7,468	80,990
Dine Brands Global, Inc. (B)	2,034	92,323
Domino's Pizza, Inc.	7,024	2,710,140
Drive Shack, Inc. (A)	8,467	15,071
Dunkin' Brands Group, Inc.	22,209	1,418,489
El Pollo Loco Holdings, Inc. (A)	2,551	35,382
Eldorado Resorts, Inc. (A)(B)	25,873	917,457
Everi Holdings, Inc. (A)	10,282	63,851
Fiesta Restaurant Group, Inc. (A)	3,156	25,974
Flight Centre Travel Group, Ltd.	18,022	157,990
Flutter Entertainment PLC	10,928	1,394,565
Flutter Entertainment PLC (London Stock Exchange)	8,894	1,131,548
Galaxy Entertainment Group, Ltd.	262,000	1,790,910
Genting BHD	227,400	209,663
Genting Malaysia BHD	312,560	167,030
Genting Singapore, Ltd.	288,400	160,702
Golden Entertainment, Inc. (A)	2,302	28,073
GVC Holdings PLC	52,130	511,748
Haidilao International Holding, Ltd. (B)(C)	46,000	223,767
Hilton Worldwide Holdings, Inc.	51,257	4,065,193
Huazhu Group, Ltd., ADR (B)	16,900	571,558
InterContinental Hotels Group PLC	15,466	742,275
Jack in the Box, Inc. (B)	9,274	621,543
Jollibee Foods Corp.	59,480	127,925
Kangwon Land, Inc.	23,502	461,692

69

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Las Vegas Sands Corp.	61,390	$2,943,037
Lindblad Expeditions Holdings, Inc. (A)	3,068	24,084
Marriott International, Inc., Class A	49,296	4,362,696
Marriott Vacations Worldwide Corp.	15,273	1,371,974
McDonald's Corp.	136,808	25,490,067
McDonald's Holdings Company Japan, Ltd.	10,100	537,486
Melco Resorts & Entertainment, Ltd., ADR	26,500	424,795
MGM Resorts International	93,552	1,607,223
Minor International PCL, NVDR (A)(B)	286,000	167,474
Monarch Casino & Resort, Inc. (A)	1,481	59,447
Nathan's Famous, Inc.	394	22,076
Noodles & Company (A)	3,801	22,274
Norwegian Cruise Line Holdings, Ltd. (A)(B)	45,254	708,678
Oriental Land Company, Ltd. (B)	31,000	4,503,337
Papa John's International, Inc. (B)	8,707	678,188
Penn National Gaming, Inc. (A)(B)	49,670	1,629,673
PlayAGS, Inc. (A)	3,636	18,944
RCI Hospitality Holdings, Inc.	1,166	16,895
Red Robin Gourmet Burgers, Inc. (A)	1,739	24,103
Red Rock Resorts, Inc., Class A	8,964	123,703
Restaurant Brands International, Inc.	48,720	2,661,669
Royal Caribbean Cruises, Ltd. (B)	31,227	1,619,697
Ruth's Hospitality Group, Inc.	3,631	29,447
Sands China, Ltd.	292,052	1,147,207
Scientific Games Corp. (A)(B)	21,614	339,988
SeaWorld Entertainment, Inc. (A)(B)	6,009	108,523
Shake Shack, Inc., Class A (A)(B)	3,683	204,591
Six Flags Entertainment Corp. (B)	21,073	484,258
SJM Holdings, Ltd.	230,384	257,418
Sodexo SA	4,807	324,304
Starbucks Corp.	214,543	16,732,209
Tabcorp Holdings, Ltd.	260,043	559,601
Target Hospitality Corp. (A)	5,122	12,190
Texas Roadhouse, Inc.	25,861	1,340,893
The Cheesecake Factory, Inc. (B)	16,338	350,940
The Wendy's Company	49,337	1,048,905
TUI AG	41,078	224,004
Twin River Worldwide Holdings, Inc.	2,254	47,131
Whitbread PLC	11,916	373,727
Wingstop, Inc.	3,709	452,313
Wyndham Destinations, Inc.	24,316	773,249
Wyndham Hotels & Resorts, Inc.	25,513	1,171,812
Wynn Macau, Ltd.	184,550	316,094
Wynn Resorts, Ltd.	17,552	1,461,731
Yum China Holdings, Inc.	45,808	2,122,743
Yum! Brands, Inc.	54,945	4,930,215
		120,284,027
Household durables – 0.8%
Arcelik AS (A)	12,151	28,126
Barratt Developments PLC	92,149	569,997
Bassett Furniture Industries, Inc.	1,485	9,504
Beazer Homes USA, Inc. (A)	3,803	37,345
Casio Computer Company, Ltd.	30,100	531,587
Cavco Industries, Inc. (A)	1,090	207,307
Century Communities, Inc. (A)(B)	3,608	106,580
Coway Company, Ltd.	10,226	550,682
D.R. Horton, Inc.	53,578	2,962,863
Electrolux AB, Series B	33,104	545,814
Ethan Allen Interiors, Inc.	3,043	34,386
Flexsteel Industries, Inc.	1,126	11,181
Garmin, Ltd.	23,084	2,081,484
GoPro, Inc., Class A (A)	16,382	77,159
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Green Brick Partners, Inc. (A)	3,107	$33,245
Haier Electronics Group Company, Ltd.	160,200	448,541
Hamilton Beach Brands Holding Company, Class A	892	8,519
Hamilton Beach Brands Holding Company, Class B	765	7,306
Helen of Troy, Ltd. (A)	9,916	1,803,919
Hooker Furniture Corp.	1,547	25,216
Husqvarna AB, B Shares	61,084	452,983
Iida Group Holdings Company, Ltd.	23,000	341,843
Installed Building Products, Inc. (A)	2,870	184,484
iRobot Corp. (A)	3,512	258,905
KB Home	33,906	1,121,610
La-Z-Boy, Inc.	5,695	146,475
Leggett & Platt, Inc.	21,028	643,247
Lennar Corp., A Shares	44,719	2,703,711
LG Electronics, Inc.	21,277	1,023,034
LGI Homes, Inc. (A)(B)	2,530	211,053
M/I Homes, Inc. (A)	3,424	114,636
MDC Holdings, Inc.	6,343	215,599
Meritage Homes Corp. (A)	4,573	317,824
Mohawk Industries, Inc. (A)	9,499	885,307
Newell Brands, Inc.	60,885	800,638
Nien Made Enterprise Company, Ltd.	20,300	174,449
Nikon Corp.	49,700	457,438
NVR, Inc. (A)	555	1,787,994
Panasonic Corp.	344,220	3,083,831
Persimmon PLC	28,588	815,442
PulteGroup, Inc.	40,701	1,382,613
Purple Innovation, Inc. (A)	1,069	15,329
Rinnai Corp.	5,100	430,860
SEB SA	1,181	162,858
Sekisui Chemical Company, Ltd.	57,100	800,376
Sekisui House, Ltd.	96,700	1,845,919
Sharp Corp.	33,140	360,889
Skyline Champion Corp. (A)	6,377	158,405
Sonos, Inc. (A)	10,197	110,739
Sony Corp.	197,700	12,804,205
Tatung Company, Ltd. (A)	229,000	158,438
Taylor Morrison Home Corp. (A)	51,971	1,004,599
Taylor Wimpey PLC	296,714	531,497
Tempur Sealy International, Inc. (A)(B)	12,180	794,501
The Berkeley Group Holdings PLC	10,754	547,827
The Lovesac Company (A)(B)	1,184	21,679
Toll Brothers, Inc.	32,360	1,045,552
TopBuild Corp. (A)(B)	4,219	483,877
TRI Pointe Group, Inc. (A)	54,807	784,836
Tupperware Brands Corp.	6,421	20,740
Universal Electronics, Inc. (A)	1,708	77,270
Whirlpool Corp. (B)	10,098	1,230,138
ZAGG, Inc. (A)	3,851	11,495
		50,605,906
Internet and direct marketing retail – 2.7%
1-800-Flowers.com, Inc., Class A (A)	3,148	69,697
Alibaba Group Holding, Ltd., ADR (A)	223,256	46,301,062
Amazon.com, Inc. (A)	34,665	84,664,756
B2W Cia Digital (A)	20,800	357,119
Baozun, Inc., ADR (A)(B)	5,600	148,344
Booking Holdings, Inc. (A)	3,484	5,711,739
CJ ENM Company, Ltd.	2,164	212,476
Delivery Hero SE (A)(C)	16,331	1,571,241
eBay, Inc.	63,649	2,898,575
Etsy, Inc. (A)	31,765	2,572,330
Expedia Group, Inc.	11,632	924,511
Groupon, Inc. (A)	57,949	73,885

70

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
GrubHub, Inc. (A)(B)	24,516	$1,391,038
JD.com, Inc., ADR (A)	94,800	5,150,484
Just Eat Takeaway.com NV (A)(C)	18,915	2,059,367
Liquidity Services, Inc. (A)	3,619	20,664
Meituan Dianping, Class B (A)	130,100	2,477,889
Mercari, Inc. (A)	11,900	356,129
Naspers, Ltd., N Shares	55,343	9,009,451
Ocado Group PLC (A)	40,141	1,091,731
Overstock.com, Inc. (A)	4,472	82,151
PetMed Express, Inc. (B)	2,447	88,337
Pinduoduo, Inc., ADR (A)(B)	24,800	1,658,376
Prosus NV (A)	80,246	6,695,908
Quotient Technology, Inc. (A)	9,617	66,934
Rakuten, Inc.	133,342	1,214,001
Shutterstock, Inc.	2,427	92,032
Stamps.com, Inc. (A)(B)	2,086	413,341
Stitch Fix, Inc., Class A (A)(B)	5,251	121,403
The RealReal, Inc. (A)(B)	6,613	88,680
The Rubicon Project, Inc. (A)	12,414	77,836
Trip.com Group, Ltd., ADR (A)	60,600	1,610,142
Vipshop Holdings, Ltd., ADR (A)	56,600	981,444
Waitr Holdings, Inc. (A)	8,000	19,760
Zalando SE (A)(C)	20,078	1,365,282
ZOZO, Inc.	16,800	309,843
		181,947,958
Leisure products – 0.2%
Acushnet Holdings Corp. (B)	4,400	147,048
Bandai Namco Holdings, Inc.	30,900	1,717,938
Brunswick Corp.	21,869	1,203,014
Callaway Golf Company (B)	11,809	180,914
Clarus Corp.	3,076	32,299
Escalade, Inc.	1,376	13,870
Giant Manufacturing Company, Ltd.	36,661	287,545
Hasbro, Inc. (B)	20,333	1,494,679
HLB, Inc. (A)	7,297	668,909
Johnson Outdoors, Inc., Class A	675	52,387
Malibu Boats, Inc., Class A (A)	2,584	121,784
Marine Products Corp.	989	11,126
MasterCraft Boat Holdings, Inc. (A)	2,383	35,411
Mattel, Inc. (A)(B)	92,948	856,051
Polaris, Inc.	15,415	1,346,346
Sankyo Company, Ltd.	6,584	169,832
Sega Sammy Holdings, Inc.	26,700	348,513
Shimano, Inc.	11,500	2,115,206
Smith & Wesson Brands, Inc. (A)	6,840	80,849
Sturm Ruger & Company, Inc. (B)	2,099	130,852
Vista Outdoor, Inc. (A)	7,325	71,126
Yamaha Corp.	22,300	1,087,905
YETI Holdings, Inc. (A)(B)	8,851	284,117
		12,457,721
Multiline retail – 0.5%
Big Lots, Inc. (B)	4,928	190,960
Canadian Tire Corp., Ltd., Class A (B)	10,570	902,962
Central Retail Corp. PCL, NVDR (A)	186,275	226,487
Dillard's, Inc., Class A (B)	3,917	117,549
Dollar General Corp.	37,967	7,271,060
Dollar Tree, Inc. (A)	35,292	3,454,028
Dollarama, Inc.	51,068	1,731,383
El Puerto de Liverpool SAB de CV, Series C1	24,075	60,148
Falabella SA	114,375	266,503
Harvey Norman Holdings, Ltd.	73,474	159,440
Hyundai Department Store Company, Ltd.	2,840	147,120
Isetan Mitsukoshi Holdings, Ltd.	51,640	346,592
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
J Front Retailing Company, Ltd.	35,500	$302,194
Kohl's Corp.	23,346	448,710
Lojas Renner SA	79,225	572,330
Lotte Shopping Company, Ltd.	2,198	158,626
Magazine Luiza SA	73,600	887,536
Marks & Spencer Group PLC	174,787	212,225
Marui Group Company, Ltd.	29,200	528,285
Next PLC	11,816	714,586
Nordstrom, Inc. (B)	15,974	257,661
Ollie's Bargain Outlet Holdings, Inc. (A)(B)	14,660	1,340,657
Pan Pacific International Holdings Corp.	68,400	1,379,251
Ryohin Keikaku Company, Ltd.	37,100	562,638
Shinsegae, Inc.	1,472	292,189
Target Corp.	75,567	9,244,111
Wesfarmers, Ltd.	147,004	3,959,452
Woolworths Holdings, Ltd.	117,791	194,660
		35,929,343
Specialty retail – 2.0%
Aaron's, Inc.	26,562	980,403
ABC-Mart, Inc.	4,967	301,709
Abercrombie & Fitch Company, Class A (B)	8,011	93,088
Ace Hardware Indonesia Tbk PT (A)	632,000	67,329
Advance Auto Parts, Inc.	11,537	1,607,335
American Eagle Outfitters, Inc.	62,566	573,105
America's Car-Mart, Inc. (A)	785	62,462
Asbury Automotive Group, Inc. (A)(B)	2,445	176,725
At Home Group, Inc. (A)(B)	6,276	29,748
AutoNation, Inc. (A)	15,785	623,192
AutoZone, Inc. (A)	3,969	4,555,856
Bed Bath & Beyond, Inc. (B)	49,546	360,199
Best Buy Company, Inc.	37,934	2,962,266
Boot Barn Holdings, Inc. (A)(B)	3,618	77,715
Caleres, Inc.	5,123	36,732
Camping World Holdings, Inc., Class A (B)	4,202	88,998
CarMax, Inc. (A)	27,391	2,411,778
Chico's FAS, Inc.	15,263	20,605
Citi Trends, Inc.	1,430	23,223
Conn's, Inc. (A)(B)	2,401	17,335
Designer Brands, Inc., Class A (B)	7,945	48,703
Dick's Sporting Goods, Inc.	17,049	614,787
Dufry AG (A)	5,072	151,789
Express, Inc. (A)	8,531	16,721
Fast Retailing Company, Ltd.	9,100	5,114,975
Five Below, Inc. (A)	14,925	1,561,901
Foot Locker, Inc.	28,695	794,852
GameStop Corp., Class A (A)(B)	8,537	34,660
Genesco, Inc. (A)	1,845	34,114
GOME Retail Holdings, Ltd. (A)(B)	1,170,541	145,911
Group 1 Automotive, Inc. (B)	2,237	140,797
Guess?, Inc. (B)	5,904	56,501
Haverty Furniture Companies, Inc.	2,323	40,188
Hennes & Mauritz AB, B Shares	117,852	1,792,356
Hibbett Sports, Inc. (A)	2,215	42,794
Hikari Tsushin, Inc.	3,200	701,833
Home Product Center PCL, NVDR	600,400	280,653
Hotai Motor Company, Ltd.	37,000	663,633
Hotel Shilla Company, Ltd.	6,245	401,373
Hudson, Ltd., Class A (A)	5,308	26,752
Industria de Diseno Textil SA	158,189	4,406,109
JD Sports Fashion PLC	38,995	319,697
Kingfisher PLC	191,070	463,724
L Brands, Inc.	38,685	626,310

71

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Lithia Motors, Inc., Class A	2,835	$341,873
Lowe's Companies, Inc.	127,680	16,643,088
Lumber Liquidators Holdings, Inc. (A)	3,693	36,708
MarineMax, Inc. (A)	2,693	51,248
Monro, Inc. (B)	4,146	228,445
Mr. Price Group, Ltd.	31,093	231,432
Murphy USA, Inc. (A)	11,429	1,326,907
National Vision Holdings, Inc. (A)(B)	9,929	265,899
Nitori Holdings Company, Ltd.	12,400	2,245,066
Office Depot, Inc.	68,816	169,976
OneWater Marine, Inc. Class A (A)	644	9,499
O'Reilly Automotive, Inc. (A)	12,603	5,258,476
Pepkor Holdings, Ltd. (C)	100,552	68,541
Petrobras Distribuidora SA	70,100	284,273
Rent-A-Center, Inc.	6,247	159,049
RH (A)(B)	6,517	1,413,472
Ross Stores, Inc.	60,258	5,842,616
Sally Beauty Holdings, Inc. (A)	46,017	600,062
Shimamura Company, Ltd.	3,400	239,412
Shoe Carnival, Inc.	1,190	30,928
Signet Jewelers, Ltd. (B)	6,642	70,073
Sleep Number Corp. (A)(B)	3,549	110,622
Sonic Automotive, Inc., Class A (B)	3,082	80,995
Sportsman's Warehouse Holdings, Inc. (A)	5,367	59,949
The Buckle, Inc. (B)	3,671	51,688
The Cato Corp., Class A	2,895	28,082
The Children's Place, Inc. (B)	1,879	78,242
The Foschini Group, Ltd.	28,631	102,661
The Gap, Inc. (B)	35,443	315,443
The Home Depot, Inc.	181,712	45,151,798
The Michaels Companies, Inc. (A)(B)	10,225	39,469
The TJX Companies, Inc.	202,009	10,657,995
Tiffany & Company	17,982	2,304,034
Tilly's, Inc., Class A	2,845	14,566
Topsports International Holdings, Ltd. (C)	157,000	224,588
Tractor Supply Company	19,721	2,406,356
Ulta Beauty, Inc. (A)	9,522	2,323,463
Urban Outfitters, Inc. (A)	18,911	320,352
USS Company, Ltd.	33,600	585,887
Williams-Sonoma, Inc.	20,806	1,731,267
Winmark Corp.	317	45,607
Yamada Denki Company, Ltd.	96,600	470,102
Zhongsheng Group Holdings, Ltd.	72,100	373,033
Zumiez, Inc. (A)(B)	2,552	62,192
		136,606,370
Textiles, apparel and luxury goods – 0.9%
adidas AG (A)	26,104	6,922,973
ANTA Sports Products, Ltd.	138,000	1,236,759
Bosideng International Holdings, Ltd.	416,000	107,603
Burberry Group PLC	36,589	683,241
Carter's, Inc.	11,835	1,016,745
CCC SA	2,173	26,353
Cie Financiere Richemont SA	65,320	3,839,489
Columbia Sportswear Company (B)	7,784	568,699
Crocs, Inc. (A)	8,738	250,344
Culp, Inc.	1,613	12,436
Deckers Outdoor Corp. (A)	11,047	2,016,409
Eclat Textile Company, Ltd.	23,957	246,837
EssilorLuxottica SA (A)	15,540	2,022,500
Feng TAY Enterprise Company, Ltd.	39,997	241,878
Fila Holdings Corp.	9,792	305,625
Formosa Taffeta Company, Ltd.	104,000	118,586
Fossil Group, Inc. (A)	6,349	19,364
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
G-III Apparel Group, Ltd. (A)(B)	5,683	$58,705
Gildan Activewear, Inc. (B)	35,815	496,834
Hanesbrands, Inc.	57,791	569,819
Hermes International	1,726	1,442,413
Kering SA	4,171	2,186,688
Kontoor Brands, Inc.	5,611	82,033
Li Ning Company, Ltd.	252,500	855,405
LPP SA	93	159,336
LVMH Moet Hennessy Louis Vuitton SE	15,308	6,422,094
Moncler SpA (A)	18,263	684,332
Movado Group, Inc.	2,063	21,662
NIKE, Inc., Class B	199,088	19,626,095
Oxford Industries, Inc. (B)	2,133	90,908
Pandora A/S	16,397	821,564
Pou Chen Corp.	282,971	279,057
Puma SE (A)	11,970	861,147
PVH Corp.	11,846	538,638
Ralph Lauren Corp.	7,946	600,002
Rocky Brands, Inc.	896	18,583
Ruentex Industries, Ltd.	43,079	93,843
Shenzhou International Group Holdings, Ltd.	96,200	1,157,614
Skechers U.S.A., Inc., Class A (A)	35,900	1,124,388
Steven Madden, Ltd.	10,639	250,229
Superior Group of Companies, Inc.	1,458	14,595
Tapestry, Inc.	44,088	599,597
The Swatch Group AG	5,729	224,413
The Swatch Group AG, Bearer Shares (B)	3,747	755,886
Under Armour, Inc., Class A (A)(B)	30,080	263,200
Under Armour, Inc., Class C (A)	31,080	244,289
Unifi, Inc. (A)	1,904	26,142
Vera Bradley, Inc. (A)	2,784	14,616
VF Corp.	52,326	2,935,489
Wolverine World Wide, Inc.	10,104	211,578
Yue Yuen Industrial Holdings, Ltd.	88,500	127,434
		63,494,469
		726,092,766
Consumer staples – 6.5%
Beverages – 1.3%
Ambev SA	477,205	1,116,039
Anadolu Efes Biracilik Ve Malt Sanayii AS (A)	14,043	38,175
Anheuser-Busch InBev SA/NV	43,472	2,028,626
Arca Continental SAB de CV	58,142	259,659
Asahi Group Holdings, Ltd.	56,361	2,120,854
Brown-Forman Corp., Class B	21,298	1,404,177
Budweiser Brewing Company APAC, Ltd. (B)(C)	160,200	451,582
Carlsberg A/S, Class B	17,545	2,274,066
Carlsberg Brewery Malaysia BHD	15,900	105,910
Celsius Holdings, Inc. (A)	3,886	36,023
China Resources Beer Holdings Company, Ltd.	187,699	1,000,927
Cia Cervecerias Unidas SA	22,471	162,496
Coca-Cola Amatil, Ltd.	65,021	380,240
Coca-Cola Bottlers Japan Holdings, Inc.	18,900	375,290
Coca-Cola Consolidated, Inc. (B)	597	145,328
Coca-Cola European Partners PLC	37,541	1,415,296
Coca-Cola Femsa SAB de CV	71,158	313,199
Coca-Cola HBC AG	17,826	451,401
Constellation Brands, Inc., Class A	19,579	3,381,293
Craft Brew Alliance, Inc. (A)	1,491	22,529
Davide Campari-Milano SpA	58,480	477,197
Diageo PLC	208,059	7,259,149

72

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Fomento Economico Mexicano SAB de CV	259,986	$1,759,151
Fraser & Neave Holdings BHD	14,600	109,333
Heineken Holding NV	18,744	1,541,282
Heineken NV	42,535	3,895,808
Kirin Holdings Company, Ltd.	127,527	2,617,423
MGP Ingredients, Inc. (B)	1,659	62,229
Molson Coors Beverage Company, Class B	21,959	833,564
Monster Beverage Corp. (A)	44,627	3,209,128
National Beverage Corp. (A)(B)	1,494	85,128
New Age Beverages Corp. (A)(B)	10,271	15,509
Osotspa PCL, NVDR	75,700	101,468
PepsiCo, Inc.	163,006	21,443,439
Pernod Ricard SA	11,653	1,815,965
Primo Water Corp.	2,967	35,693
Remy Cointreau SA	1,189	141,440
Suntory Beverage & Food, Ltd.	21,400	875,800
The Boston Beer Company, Inc., Class A (A)	3,522	1,988,979
The Coca-Cola Company	450,761	21,041,523
Treasury Wine Estates, Ltd.	93,931	603,927
Tsingtao Brewery Company, Ltd., H Shares	49,700	345,888
		87,742,133
Food and staples retailing – 1.6%
Aeon Company, Ltd.	101,100	2,240,423
Alimentation Couche-Tard, Inc., Class B	148,487	4,648,139
Atacadao SA	38,400	133,054
Berli Jucker PCL, NVDR (B)	120,800	161,620
BGF retail Company, Ltd.	1,538	207,553
Bid Corp., Ltd.	41,220	581,855
BIM Birlesik Magazalar AS	26,545	253,108
BJ's Wholesale Club Holdings, Inc. (A)	46,858	1,686,888
Carrefour SA	33,073	503,228
Casey's General Stores, Inc.	9,861	1,575,098
Casino Guichard Perrachon SA (A)(B)	2,838	106,913
Cencosud SA	219,539	256,458
Cia Brasileira de Distribuicao	15,900	187,655
Clicks Group, Ltd.	32,104	426,346
Coles Group, Ltd.	173,069	1,771,708
Colruyt SA	3,019	182,223
Costco Wholesale Corp.	66,545	20,527,136
CP ALL PCL, NVDR	595,200	1,321,877
Dairy Farm International Holdings, Ltd.	40,400	170,726
Dino Polska SA (A)(C)	3,466	158,135
E-MART, Inc.	4,116	378,602
Empire Company, Ltd., Class A	30,414	688,310
FamilyMart Company, Ltd.	39,400	738,599
George Weston, Ltd.	13,420	969,425
GS Retail Company, Ltd.	5,302	182,715
HF Foods Group, Inc. (A)(B)	2,845	20,370
ICA Gruppen AB	13,019	613,167
Ingles Markets, Inc., Class A	1,785	76,059
J Sainsbury PLC	159,412	382,244
Jeronimo Martins SGPS SA (A)	31,923	544,341
Koninklijke Ahold Delhaize NV	180,629	4,579,654
Lawson, Inc.	7,500	416,069
Loblaw Companies, Ltd. (B)	31,935	1,580,920
METRO AG	25,336	236,995
Metro, Inc.	44,191	1,842,937
Natural Grocers by Vitamin Cottage, Inc.	1,215	17,496
Performance Food Group Company (A)	16,192	431,517
Pick n Pay Stores, Ltd.	44,526	135,061
President Chain Store Corp.	69,274	682,531
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
PriceSmart, Inc.	2,845	$154,711
Raia Drogasil SA	23,186	475,512
Rite Aid Corp. (A)(B)	7,017	92,133
Seven & i Holdings Company, Ltd.	116,946	4,011,374
Shoprite Holdings, Ltd.	58,114	342,551
SpartanNash Company	4,539	97,180
Sprouts Farmers Market, Inc. (A)	31,671	795,892
Sun Art Retail Group, Ltd.	303,300	466,864
Sundrug Company, Ltd.	11,000	370,538
Sysco Corp.	76,855	4,239,322
Tesco PLC	870,679	2,472,297
The Andersons, Inc. (B)	4,056	52,566
The Chefs' Warehouse, Inc. (A)	3,160	46,768
The Kroger Company	120,801	3,940,529
The SPAR Group, Ltd. (B)	23,021	230,154
Tsuruha Holdings, Inc.	5,700	843,930
United Natural Foods, Inc. (A)(B)	6,784	132,966
Village Super Market, Inc., Class A	1,075	25,725
Walgreens Boots Alliance, Inc.	112,933	4,849,343
Wal-Mart de Mexico SAB de CV	694,600	1,738,497
Walmart, Inc.	213,681	26,509,265
Weis Markets, Inc.	1,194	66,542
Welcia Holdings Company, Ltd.	7,300	614,203
Wm Morrison Supermarkets PLC	218,407	506,716
Woolworths Group, Ltd.	163,687	3,855,886
		108,548,619
Food products – 1.7%
a2 Milk Company, Ltd. (A)	44,641	528,620
Ajinomoto Company, Inc.	68,000	1,160,121
Alico, Inc.	699	22,431
Archer-Daniels-Midland Company	65,075	2,558,098
Associated British Foods PLC	31,968	723,052
B&G Foods, Inc. (B)	7,994	185,621
Barry Callebaut AG	368	742,230
BRF SA (A)	57,610	249,708
Calavo Growers, Inc. (B)	2,067	120,940
Calbee, Inc.	12,300	356,161
Cal-Maine Foods, Inc. (A)	3,985	177,572
Campbell Soup Company	19,747	1,006,702
Charoen Pokphand Foods PCL, NVDR	404,400	401,519
Charoen Pokphand Indonesia Tbk PT	727,303	288,421
China Huishan Dairy Holdings Company, Ltd. (A)(D)	280,500	0
China Mengniu Dairy Company, Ltd. (A)	352,353	1,270,857
Chocoladefabriken Lindt & Spruengli AG	13	1,133,628
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	133	1,114,143
CJ CheilJedang Corp.	1,643	394,839
Conagra Brands, Inc.	56,888	1,979,134
Dali Foods Group Company, Ltd. (C)	260,300	165,569
Danone SA	33,915	2,333,368
Darling Ingredients, Inc. (A)	64,654	1,507,085
Farmer Brothers Company (A)	1,604	12,367
Flowers Foods, Inc.	51,600	1,217,244
Fresh Del Monte Produce, Inc.	3,891	96,847
Freshpet, Inc. (A)	4,348	335,579
General Mills, Inc.	70,652	4,453,902
Genting Plantations BHD	27,900	64,957
Gruma SAB de CV, Class B	27,923	277,045
Grupo Bimbo SAB de CV, Series A	214,300	335,156
Hormel Foods Corp.	32,505	1,587,219
Hostess Brands, Inc. (A)(B)	15,167	183,142
Indofood CBP Sukses Makmur Tbk PT	226,900	126,885
Indofood Sukses Makmur Tbk PT	441,617	174,279

73

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Ingredion, Inc.	17,898	$1,507,549
IOI Corp. BHD	199,100	208,531
J&J Snack Foods Corp. (B)	1,915	246,326
JBS SA	110,481	454,860
John B. Sanfilippo & Son, Inc.	1,083	94,156
Kellogg Company	29,106	1,900,913
Kerry Group PLC, Class A	19,604	2,428,950
Kerry Group PLC, Class A (London Stock Exchange)	2,564	313,557
Kikkoman Corp.	22,600	1,140,315
Kuala Lumpur Kepong BHD	45,200	228,976
Lamb Weston Holdings, Inc.	17,073	1,025,404
Lancaster Colony Corp. (B)	7,690	1,180,107
Landec Corp. (A)	3,382	36,086
Limoneira Company	2,118	28,296
McCormick & Company, Inc.	14,445	2,530,186
MEIJI Holdings Company, Ltd.	17,700	1,336,574
Mondelez International, Inc., Class A	168,311	8,772,369
Mowi ASA	27,318	514,891
Nestle Malaysia BHD	6,400	204,960
Nestle SA	373,067	40,506,496
NH Foods, Ltd.	12,800	473,612
Nisshin Seifun Group, Inc.	30,600	477,605
Nissin Foods Holdings Company, Ltd.	9,817	822,883
Orion Corp.	4,686	499,708
Orkla ASA	47,605	427,576
Ottogi Corp.	245	109,298
Pilgrim's Pride Corp. (A)	14,050	290,414
Post Holdings, Inc. (A)	17,818	1,551,235
PPB Group BHD	59,920	239,545
QL Resources BHD	63,400	147,443
Sanderson Farms, Inc.	7,800	1,029,756
Saputo, Inc.	42,815	1,051,989
Seneca Foods Corp., Class A (A)	849	30,963
Sime Darby Plantation BHD	215,800	246,726
Standard Foods Corp.	50,402	106,660
Thai Union Group PCL, NVDR	344,000	148,320
The Hain Celestial Group, Inc. (A)	21,537	677,985
The Hershey Company	17,337	2,352,284
The J.M. Smucker Company (B)	13,332	1,518,915
The Kraft Heinz Company	72,802	2,218,277
The Simply Good Foods Company (A)	10,461	178,151
Tiger Brands, Ltd.	19,960	178,530
Tingyi Cayman Islands Holding Corp.	251,100	432,286
Tootsie Roll Industries, Inc. (B)	6,750	240,435
Toyo Suisan Kaisha, Ltd.	13,600	712,677
TreeHouse Foods, Inc. (A)	15,070	794,340
Tyson Foods, Inc., Class A	34,506	2,120,049
Uni-President China Holdings, Ltd.	164,900	171,460
Uni-President Enterprises Corp.	592,805	1,438,882
Universal Robina Corp.	119,650	309,586
Vitasoy International Holdings, Ltd.	90,000	335,938
Want Want China Holdings, Ltd.	633,912	459,674
WH Group, Ltd. (C)	1,162,270	1,011,110
Wilmar International, Ltd.	89,600	253,129
Yakult Honsha Company, Ltd.	18,500	1,136,497
Yamazaki Baking Company, Ltd.	18,600	333,442
Yihai International Holding, Ltd. (A)	60,500	543,872
		117,015,195
Household products – 0.7%
Central Garden & Pet Company (A)	1,319	48,394
Central Garden & Pet Company, Class A (A)	5,024	172,122
Church & Dwight Company, Inc.	17,550	1,317,479
Colgate-Palmolive Company	61,292	4,433,250
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Energizer Holdings, Inc. (B)	17,247	$756,798
Essity AB, B Shares (A)	88,752	2,939,516
Henkel AG & Company KGaA	15,052	1,210,510
Kimberly-Clark Corp.	24,515	3,467,402
Kimberly-Clark de Mexico SAB de CV, Class A	199,135	310,002
Lion Corp.	34,400	792,075
Oil-Dri Corp. of America	678	24,022
Pigeon Corp.	17,800	696,034
Reckitt Benckiser Group PLC	62,842	5,628,534
The Clorox Company	8,975	1,851,094
The Procter & Gamble Company	178,349	20,674,216
Unicharm Corp.	62,588	2,337,088
Unilever Indonesia Tbk PT	736,925	391,611
WD-40 Company	1,728	331,517
		47,381,664
Personal products – 0.6%
Amorepacific Corp.	6,391	844,194
AMOREPACIFIC Group	5,768	270,467
Beiersdorf AG	14,440	1,516,765
BellRing Brands, Inc. Class A (A)	5,048	101,364
Coty, Inc., Class A	21,136	76,724
Edgewell Personal Care Company (A)	21,387	650,593
elf Beauty, Inc. (A)	3,334	57,145
Hengan International Group Company, Ltd.	91,100	750,215
Inter Parfums, Inc.	2,236	103,773
Kao Corp.	74,800	6,021,415
Kobayashi Pharmaceutical Company, Ltd.	7,600	679,914
Kose Corp.	5,200	654,847
LG Household & Health Care, Ltd.	1,863	2,064,823
Lifevantage Corp. (A)	1,786	27,344
L'Oreal SA	13,820	4,053,563
Medifast, Inc. (B)	1,402	143,481
Natura & Company Holding SA	65,380	455,527
Nature's Sunshine Products, Inc. (A)	1,235	11,980
Nu Skin Enterprises, Inc., Class A	14,891	553,647
Pola Orbis Holdings, Inc.	13,900	271,718
Revlon, Inc., Class A (A)(B)	1,018	10,424
Shiseido Company, Ltd.	62,100	3,809,836
The Estee Lauder Companies, Inc., Class A	15,916	3,142,933
Unilever NV	241,157	12,462,493
Unilever PLC	98,425	5,284,790
USANA Health Sciences, Inc. (A)	1,581	133,942
		44,153,917
Tobacco – 0.6%
22nd Century Group, Inc. (A)	16,034	13,281
Altria Group, Inc.	218,376	8,527,583
British American Tobacco PLC	203,371	8,065,776
Gudang Garam Tbk PT	49,282	164,665
Hanjaya Mandala Sampoerna Tbk PT	930,000	123,888
Imperial Brands PLC	84,216	1,536,114
Japan Tobacco, Inc.	186,000	3,691,389
KT&G Corp.	23,201	1,574,613
Philip Morris International, Inc.	181,876	13,342,423
Swedish Match AB	24,730	1,725,981
Turning Point Brands, Inc.	1,069	25,645
Universal Corp.	3,045	134,163
Vector Group, Ltd. (B)	13,969	159,666
		39,085,187
		443,926,715
Energy – 3.7%

74

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services – 0.2%
Apergy Corp. (A)	20,766	$188,348
Archrock, Inc.	16,431	104,337
Baker Hughes Company	133,546	2,204,844
Cactus, Inc., Class A	6,057	115,568
China Oilfield Services, Ltd., H Shares	209,700	183,595
Dialog Group BHD	368,912	339,244
DMC Global, Inc. (B)	1,845	52,675
Dril-Quip, Inc. (A)(B)	4,640	141,010
Era Group, Inc. (A)	2,640	13,226
Exterran Corp. (A)	3,927	25,211
Frank's International NV (A)	14,445	32,501
Geospace Technologies Corp. (A)	1,842	14,515
Halliburton Company	180,381	2,119,477
Helix Energy Solutions Group, Inc. (A)	18,558	62,355
Liberty Oilfield Services, Inc., Class A	7,129	36,714
Matrix Service Company (A)	3,540	39,011
Nabors Industries, Ltd. (B)	958	35,503
National Energy Services Reunited Corp. (A)	3,206	18,210
National Oilwell Varco, Inc.	79,282	988,647
Natural Gas Services Group, Inc. (A)	2,093	13,102
Newpark Resources, Inc. (A)	12,226	24,697
NexTier Oilfield Solutions, Inc. (A)	20,727	60,108
Oceaneering International, Inc. (A)	12,983	83,351
Oil States International, Inc. (A)	8,256	35,005
ProPetro Holding Corp. (A)	10,392	51,440
RPC, Inc. (A)	7,926	25,205
Schlumberger, Ltd.	284,482	5,254,383
SEACOR Holdings, Inc. (A)	2,251	60,327
Select Energy Services, Inc., Class A (A)	7,776	46,189
Solaris Oilfield Infrastructure, Inc., Class A	4,145	28,725
TechnipFMC PLC	86,362	639,079
Tenaris SA	47,255	297,389
Tidewater, Inc. (A)	5,625	26,831
Transocean, Ltd. (A)(B)	154,187	205,069
U.S. Silica Holdings, Inc.	9,939	29,320
Worley, Ltd.	43,075	241,965
		13,837,176
Oil, gas and consumable fuels – 3.5%
Adaro Energy Tbk PT	1,468,045	110,958
Aker BP ASA	6,534	105,617
Ampol, Ltd.	32,415	586,434
Antero Midstream Corp.	79,625	380,608
Apache Corp.	77,270	833,743
Arch Resources, Inc. (B)	1,932	63,679
Ardmore Shipping Corp.	4,386	25,614
Banpu PCL, NVDR	421,500	82,923
Berry Corp.	8,288	35,141
Bonanza Creek Energy, Inc. (A)	2,439	41,219
BP PLC	1,795,544	6,866,050
Brigham Minerals, Inc., Class A	3,675	48,694
Bukit Asam Tbk PT (A)	342,000	45,770
Cabot Oil & Gas Corp.	83,825	1,663,088
California Resources Corp. (A)(B)	7,070	9,403
Callon Petroleum Company (A)	50,745	33,933
Cameco Corp.	68,120	740,150
Canadian Natural Resources, Ltd.	201,975	3,689,343
Cenovus Energy, Inc.	179,565	782,504
Chevron Corp.	388,561	35,631,044
China Coal Energy Company, Ltd., H Shares	268,900	64,769
China Petroleum & Chemical Corp., H Shares	3,268,139	1,524,816
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
China Shenhua Energy Company, Ltd., H Shares	434,400	$795,692
Cimarex Energy Company	27,293	717,260
Clean Energy Fuels Corp. (A)	17,531	36,640
CNOOC, Ltd.	2,295,116	2,622,080
CNX Resources Corp. (A)(B)	73,647	750,463
Comstock Resources, Inc. (A)	2,080	11,149
Concho Resources, Inc.	41,310	2,252,221
ConocoPhillips	225,481	9,510,789
CONSOL Energy, Inc. (A)	3,368	22,936
Cosan SA (A)	16,194	199,834
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	153,300	76,411
CVR Energy, Inc. (B)	3,759	76,684
Delek US Holdings, Inc. (B)	9,379	184,485
Denbury Resources, Inc. (A)	67,038	14,279
Devon Energy Corp.	79,522	859,633
DHT Holdings, Inc.	13,740	81,616
Diamond S Shipping, Inc. (A)	3,399	37,219
Diamondback Energy, Inc.	33,115	1,410,037
Dorian LPG, Ltd. (A)	3,412	28,047
Ecopetrol SA	736,806	393,095
Empresas COPEC SA	58,950	371,936
Enbridge, Inc.	344,628	11,208,514
Energy Fuels, Inc. (A)(B)	13,196	22,697
Eni SpA	256,896	2,336,351
EOG Resources, Inc.	119,549	6,093,413
EQT Corp.	68,533	914,230
Equinor ASA	62,483	911,229
Equitrans Midstream Corp.	55,321	447,547
Evolution Petroleum Corp.	4,109	10,026
Exxaro Resources, Ltd.	31,480	223,297
Exxon Mobil Corp.	869,463	39,534,483
Falcon Minerals Corp.	5,703	14,200
Formosa Petrochemical Corp.	150,900	442,212
Galp Energia SGPS SA	64,402	766,267
GasLog, Ltd.	5,536	18,988
Golar LNG, Ltd. (B)	12,137	96,246
Goodrich Petroleum Corp. (A)	1,356	10,902
Green Plains, Inc. (A)	4,554	38,937
Grupa Lotos SA	6,509	96,664
GS Holdings Corp.	10,330	315,296
Gulfport Energy Corp. (A)	20,852	31,487
Hess Corp.	53,221	2,526,401
HollyFrontier Corp.	30,510	959,540
Husky Energy, Inc.	60,906	171,635
Idemitsu Kosan Company, Ltd.	30,228	672,989
Imperial Oil, Ltd.	46,012	718,828
Inner Mongolia Yitai Coal Company, Ltd., Class B	135,100	79,216
Inpex Corp.	159,700	1,118,261
Inter Pipeline, Ltd. (B)	72,403	663,109
International Seaways, Inc.	3,152	71,487
IRPC PCL, NVDR	1,068,000	90,993
JXTG Holdings, Inc.	475,150	1,836,422
Keyera Corp. (B)	37,681	597,160
Kinder Morgan, Inc.	400,271	6,324,282
Koninklijke Vopak NV	11,376	622,983
Laredo Petroleum, Inc. (A)	24,078	20,430
Lundin Energy AB	26,861	655,365
Magnolia Oil & Gas Corp., Class A (A)(B)	13,146	72,960
Marathon Oil Corp.	164,377	877,773
Marathon Petroleum Corp.	133,431	4,688,765

75

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Matador Resources Company (A)	43,586	$341,714
MOL Hungarian Oil & Gas PLC (B)	68,613	434,472
Montage Resources Corp. (A)	2,854	17,466
Murphy Oil Corp.	40,043	478,514
NACCO Industries, Inc., Class A	481	12,641
Neste OYJ	55,134	2,246,650
Noble Energy, Inc.	98,285	858,028
Nordic American Tankers, Ltd. (B)	17,458	79,783
Northern Oil and Gas, Inc. (A)	39,172	30,527
Oasis Petroleum, Inc. (A)	44,137	20,330
Occidental Petroleum Corp. (B)	183,567	2,377,193
Oil Search, Ltd.	249,895	581,010
OMV AG	30,395	1,004,367
ONEOK, Inc.	84,887	3,114,504
Origin Energy, Ltd.	227,951	896,057
Overseas Shipholding Group, Inc., Class A (A)	8,273	18,283
Ovintiv, Inc.	44,837	338,024
Panhandle Oil and Gas, Inc., Class A	2,551	10,663
Par Pacific Holdings, Inc. (A)	4,620	42,920
Parkland Corp.	25,825	726,255
PBF Energy, Inc., Class A	27,309	290,022
PDC Energy, Inc. (A)	12,798	155,880
Peabody Energy Corp.	8,820	27,783
Pembina Pipeline Corp.	93,769	2,342,778
Penn Virginia Corp. (A)	1,871	16,427
PetroChina Company, Ltd., H Shares	2,689,239	927,768
Petroleo Brasileiro SA	372,409	1,454,379
Petronas Dagangan BHD	29,700	160,581
Phillips 66	91,313	7,146,155
Pioneer Natural Resources Company	34,039	3,117,972
Polski Koncern Naftowy ORLEN SA	21,548	359,564
Polskie Gornictwo Naftowe i Gazownictwo SA	122,686	128,915
PrairieSky Royalty, Ltd.	38,537	254,142
PTT Exploration & Production PCL, NVDR	143,300	380,227
PTT PCL, NVDR	1,173,300	1,312,975
QEP Resources, Inc.	32,077	27,381
Renewable Energy Group, Inc. (A)(B)	4,626	131,610
Repsol SA	204,508	1,925,458
REX American Resources Corp. (A)	722	42,345
Ring Energy, Inc. (A)	8,910	10,603
Royal Dutch Shell PLC, A Shares	372,870	5,901,798
Royal Dutch Shell PLC, B Shares	328,465	5,014,627
Santos, Ltd.	229,965	823,835
Scorpio Tankers, Inc. (B)	5,599	99,326
SFL Corp., Ltd. (B)	10,098	100,172
SK Innovation Company, Ltd.	10,992	1,058,542
SM Energy Company (B)	14,492	51,012
S-Oil Corp.	8,837	507,216
Southwestern Energy Company (A)(B)	68,928	207,473
Suncor Energy, Inc.	261,912	4,502,638
Talos Energy, Inc. (A)	2,660	32,319
TC Energy Corp.	159,607	7,192,951
Teekay Corp. (A)	9,092	26,640
Teekay Tankers, Ltd., Class A (A)(B)	2,974	51,688
Tellurian, Inc. (A)(B)	13,454	13,453
Thai Oil PCL, NVDR	110,800	150,495
The Williams Companies, Inc.	249,068	5,088,459
TOTAL SA	132,204	5,013,279
Tupras Turkiye Petrol Rafinerileri AS (A)	7,798	98,088
Ultrapar Participacoes SA	72,202	231,640
United Tractors Tbk PT	166,437	179,142
Uranium Energy Corp. (A)	24,107	25,312
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	84,386	$5,623,483
W&T Offshore, Inc. (A)	12,422	32,421
Washington H. Soul Pattinson & Company, Ltd. (B)	15,557	197,289
Whiting Petroleum Corp. (A)	13,297	9,307
Woodside Petroleum, Ltd.	121,160	1,827,998
World Fuel Services Corp.	25,699	654,811
WPX Energy, Inc. (A)	111,496	632,182
Yanzhou Coal Mining Company, Ltd., H Shares	216,010	165,832
		239,475,385
		253,312,561
Financials – 13.8%
Banks – 6.5%
1st Constitution Bancorp	1,256	16,127
1st Source Corp.	1,741	60,221
ABN AMRO Bank NV (C)	69,009	549,086
Absa Group, Ltd.	86,231	400,983
ACNB Corp.	1,043	25,908
Agricultural Bank of China, Ltd., H Shares	3,747,400	1,520,813
AIB Group PLC (A)	113,097	124,738
Akbank T.A.S. (A)	181,562	151,956
Allegiance Bancshares, Inc.	2,414	61,823
Amalgamated Bank, Class A	1,871	21,011
Amerant Bancorp, Inc. (A)	2,522	32,887
American National Bankshares, Inc.	1,413	35,127
Ameris Bancorp	7,767	188,194
Ames National Corp.	1,213	24,381
AMMB Holdings BHD	178,700	130,575
Aozora Bank, Ltd.	18,670	346,728
Arrow Financial Corp.	1,585	46,361
Associated Banc-Corp.	42,717	598,465
Atlantic Capital Bancshares, Inc. (A)	2,873	32,752
Atlantic Union Bankshares Corp.	10,117	234,209
Australia & New Zealand Banking Group, Ltd.	367,163	4,369,795
Banc of California, Inc.	5,795	63,455
BancFirst Corp.	2,369	90,306
Banco Bilbao Vizcaya Argentaria SA	966,401	2,976,375
Banco Bradesco SA	133,676	445,896
Banco de Chile	6,810,994	578,730
Banco de Credito e Inversiones SA	7,536	255,154
Banco de Sabadell SA	823,755	252,368
Banco do Brasil SA	87,094	503,341
Banco Espirito Santo SA (A)	322,715	516
Banco Santander Brasil SA	41,326	197,480
Banco Santander Chile	9,470,756	385,740
Banco Santander SA	2,404,212	5,496,789
Bancolombia SA	32,687	219,082
BancorpSouth Bank	38,234	849,942
Bangkok Bank PCL, NVDR	51,200	176,138
Bank Central Asia Tbk PT	971,730	1,729,083
Bank First Corp.	729	45,453
Bank Hapoalim BM	135,460	833,967
Bank Leumi Le-Israel BM	173,234	920,121
Bank Mandiri Persero Tbk PT	1,833,356	563,397
Bank Millennium SA (A)	39,008	24,422
Bank Negara Indonesia Persero Tbk PT	779,953	205,294
Bank of America Corp.	1,501,632	36,219,364
Bank of China, Ltd., H Shares	10,195,122	3,747,540
Bank of Commerce Holdings	2,414	18,419
Bank of Communications Company, Ltd., H Shares	1,092,976	665,938
Bank of Hawaii Corp.	10,797	694,571

76

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank of Ireland Group PLC (A)	141,792	$253,244
Bank of Marin Bancorp	1,695	57,037
Bank of Montreal	109,871	5,419,936
Bank of the Philippine Islands	126,687	166,296
Bank OZK (B)	32,407	728,833
Bank Polska Kasa Opieki SA	12,572	164,074
Bank Rakyat Indonesia Persero Tbk PT	5,441,610	1,101,843
Bank Tabungan Negara Persero Tbk PT	433,800	22,660
BankFinancial Corp.	2,021	18,351
Bankia SA	181,468	159,787
Bankinter SA	96,053	408,065
Bankwell Financial Group, Inc.	968	14,172
Banner Corp.	4,440	166,766
Bar Harbor Bankshares	1,996	39,361
Barclays PLC	1,524,279	2,179,029
Baycom Corp. (A)	1,510	19,902
BCB Bancorp, Inc.	1,979	18,979
BDO Unibank, Inc.	267,790	532,171
Bendigo & Adelaide Bank, Ltd.	68,407	280,966
Berkshire Hills Bancorp, Inc.	5,799	62,745
BNK Financial Group, Inc.	59,724	245,859
BNP Paribas SA (A)	63,032	2,268,233
BOC Hong Kong Holdings, Ltd.	450,500	1,268,884
Boston Private Financial Holdings, Inc.	10,546	72,451
Bridge Bancorp, Inc.	2,103	44,794
Brookline Bancorp, Inc.	9,956	92,591
Bryn Mawr Bank Corp.	2,532	70,314
Business First Bancshares, Inc.	1,729	25,053
Byline Bancorp, Inc.	3,126	37,981
C&F Financial Corp.	465	16,759
Cadence BanCorp	15,993	129,064
CaixaBank SA	513,812	955,814
Cambridge Bancorp	628	36,424
Camden National Corp.	1,882	63,122
Canadian Imperial Bank of Commerce	77,030	4,939,520
Capital Bancorp, Inc. (A)	1,128	12,837
Capital City Bank Group, Inc.	1,721	35,022
Capitec Bank Holdings, Ltd.	5,505	267,019
Capstar Financial Holdings, Inc.	2,094	24,123
Carter Bank & Trust	3,104	21,914
Cathay General Bancorp	29,906	813,144
CBTX, Inc.	2,401	49,028
CenterState Bank Corp.	15,238	240,760
Central Pacific Financial Corp.	3,551	57,207
Central Valley Community Bancorp	1,514	22,801
Century Bancorp, Inc., Class A	372	28,049
Chang Hwa Commercial Bank, Ltd.	681,746	428,137
Chemung Financial Corp.	506	12,812
China CITIC Bank Corp., Ltd., H Shares	1,126,400	492,242
China Construction Bank Corp., H Shares	12,352,296	9,742,173
China Everbright Bank Company, Ltd., H Shares	410,595	167,200
China Merchants Bank Company, Ltd., H Shares	498,174	2,347,426
China Minsheng Banking Corp., Ltd., H Shares	880,200	614,563
Chongqing Rural Commercial Bank Company, Ltd., H Shares	326,800	125,923
CIMB Group Holdings BHD	514,200	446,725
CIT Group, Inc.	25,394	460,647
Citigroup, Inc.	404,955	19,401,394
Citizens & Northern Corp.	1,593	30,554
Citizens Financial Group, Inc.	80,633	1,943,255
City Holding Company	1,930	121,397
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Civista Bancshares, Inc.	2,009	$30,617
CNB Financial Corp.	1,907	33,792
Coastal Financial Corp. (A)	1,099	13,957
Codorus Valley Bancorp, Inc.	1,320	17,490
Colony Bankcorp, Inc.	1,099	13,979
Columbia Banking System, Inc. (B)	9,083	221,262
Comerica, Inc.	26,737	971,890
Commerce Bancshares, Inc.	27,803	1,771,885
Commerzbank AG (A)	141,638	549,122
Commonwealth Bank of Australia	230,451	9,785,880
Community Bank System, Inc.	6,349	377,258
Community Bankers Trust Corp.	3,075	17,312
Community Trust Bancorp, Inc.	1,881	61,772
Concordia Financial Group, Ltd.	167,400	548,823
ConnectOne Bancorp, Inc.	4,356	63,859
Credicorp, Ltd. (B)	10,700	1,474,674
Credit Agricole SA (A)	66,136	580,619
CrossFirst Bankshares, Inc. (A)	6,172	60,054
CTBC Financial Holding Company, Ltd.	2,285,090	1,523,086
Cullen/Frost Bankers, Inc. (B)	15,263	1,159,530
Customers Bancorp, Inc. (A)	3,685	40,867
CVB Financial Corp.	16,691	325,641
Danske Bank A/S (A)	106,661	1,323,187
DBS Group Holdings, Ltd.	80,972	1,120,206
Dime Community Bancshares, Inc.	3,952	57,027
DNB ASA	60,821	830,075
E.Sun Financial Holding Company, Ltd.	1,284,646	1,144,002
Eagle Bancorp, Inc.	4,118	133,258
East West Bancorp, Inc.	39,039	1,364,413
Enterprise Bancorp, Inc.	1,175	27,072
Enterprise Financial Services Corp.	3,059	89,843
Equity Bancshares, Inc., Class A (A)	1,999	32,604
Erste Group Bank AG	62,750	1,387,960
Esquire Financial Holdings, Inc. (A)	940	16,102
Evans Bancorp, Inc.	676	16,521
Farmers & Merchants Bancorp, Inc.	1,123	24,403
Farmers National Banc Corp.	3,217	37,800
FB Financial Corp. (B)	2,195	51,824
Fidelity D&D Bancorp, Inc.	366	13,904
Fifth Third Bancorp	131,636	2,552,422
Financial Institutions, Inc.	1,988	35,168
FinecoBank Banca Fineco SpA (A)	61,067	715,299
First Bancorp (North Carolina)	3,697	93,978
First Bancorp (Puerto Rico)	27,276	149,200
First Bank	2,415	18,040
First Busey Corp.	6,434	115,233
First Business Financial Services, Inc.	1,141	18,884
First Capital, Inc.	405	24,887
First Choice Bancorp	1,371	19,263
First Commonwealth Financial Corp.	12,185	99,673
First Community Bankshares, Inc.	2,261	48,318
First Financial Bancorp	12,349	164,118
First Financial Bankshares, Inc. (B)	52,726	1,615,525
First Financial Corp.	1,611	56,546
First Financial Holding Company, Ltd.	1,207,439	920,793
First Financial Northwest, Inc.	1,245	12,164
First Foundation, Inc.	4,926	73,397
First Horizon National Corp. (B)	83,422	779,996
First Internet Bancorp	1,288	20,711
First Interstate BancSystem, Inc., Class A	4,727	147,719
First Merchants Corp.	6,766	189,854
First Mid Bancshares, Inc.	1,846	46,981
First Midwest Bancorp, Inc.	13,458	175,627
First Northwest Bancorp	1,303	17,669

77

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Republic Bank	31,259	$3,381,286
Flushing Financial Corp.	3,529	40,019
FNB Corp.	87,107	645,463
FNCB Bancorp, Inc.	2,310	12,844
Franklin Financial Network, Inc.	1,682	41,478
Franklin Financial Services Corp.	596	14,900
Fukuoka Financial Group, Inc.	27,400	445,881
Fulton Financial Corp.	64,183	719,491
FVCBankcorp, Inc. (A)	1,737	19,333
German American Bancorp, Inc.	3,059	94,768
Glacier Bancorp, Inc.	10,887	448,436
Great Southern Bancorp, Inc.	1,382	56,054
Great Western Bancorp, Inc.	7,124	101,446
Grupo Financiero Banorte SAB de CV, Series O	343,750	1,047,163
Grupo Financiero Inbursa SAB de CV, Series O (A)	300,800	205,647
Guaranty Bancshares, Inc.	1,026	26,081
Hana Financial Group, Inc.	60,305	1,457,071
Hancock Whitney Corp.	34,373	743,144
Hang Seng Bank, Ltd.	91,895	1,411,367
Hanmi Financial Corp.	3,974	35,885
HarborOne Bancorp, Inc. (A)	3,595	28,652
Hawthorn Bancshares, Inc.	793	15,622
HBT Financial, Inc.	1,205	15,328
Heartland Financial USA, Inc.	4,408	141,100
Heritage Commerce Corp.	6,985	56,788
Heritage Financial Corp.	4,629	87,951
Hilltop Holdings, Inc.	8,797	164,416
Home BancShares, Inc.	61,189	885,405
HomeTrust Bancshares, Inc.	2,092	32,259
Hong Leong Bank BHD	69,500	217,740
Hong Leong Financial Group BHD	25,500	78,761
Hope Bancorp, Inc.	15,269	144,979
Horizon Bancorp, Inc.	4,782	49,063
Howard Bancorp, Inc. (A)	1,852	19,094
HSBC Holdings PLC	1,799,614	8,287,805
Hua Nan Financial Holdings Company, Ltd.	944,108	613,405
Huntington Bancshares, Inc.	191,567	1,703,031
IBERIABANK Corp.	6,630	281,178
Independent Bank Corp. (Massachusetts)	4,161	289,065
Independent Bank Corp. (Michigan)	2,780	38,420
Independent Bank Group, Inc.	4,528	171,521
Industrial & Commercial Bank of China, Ltd., H Shares	8,320,623	5,389,416
Industrial Bank of Korea	54,901	368,746
ING Groep NV	640,612	4,165,005
International Bancshares Corp.	22,387	689,072
Intesa Sanpaolo SpA (A)	1,503,555	2,616,290
Investar Holding Corp.	1,331	17,370
Investors Bancorp, Inc.	28,508	247,449
Israel Discount Bank, Ltd., Class A	145,054	460,560
Itau CorpBanca Chile SA	20,146,516	46,817
Japan Post Bank Company, Ltd. (B)	59,200	489,905
JPMorgan Chase & Co.	581,779	56,612,914
Kasikornbank PCL, NVDR (B)	187,400	568,241
KB Financial Group, Inc.	79,318	2,164,675
KBC Group NV	13,904	729,504
KeyCorp	182,694	2,164,924
Komercni banka AS (A)	10,382	222,472
Krung Thai Bank PCL, NVDR	377,300	123,723
Lakeland Bancorp, Inc.	6,201	68,831
Lakeland Financial Corp.	3,048	130,119
LCNB Corp.	1,599	23,777
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Level One Bancorp, Inc.	782	$14,709
Live Oak Bancshares, Inc. (B)	3,437	46,537
Lloyds Banking Group PLC	6,235,931	2,299,830
M&T Bank Corp.	24,477	2,586,240
Macatawa Bank Corp.	3,440	25,422
Mackinac Financial Corp.	1,342	14,104
MainStreet Bancshares, Inc. (A)	1,052	13,960
Malayan Banking BHD	402,433	695,260
Malvern Bancorp, Inc. (A)	1,166	13,852
mBank SA (A)	1,149	61,373
Mebuki Financial Group, Inc.	138,500	314,839
Mediobanca Banca di Credito Finanziario SpA (B)	63,604	418,409
Mega Financial Holding Company, Ltd.	1,331,275	1,367,730
Mercantile Bank Corp.	2,060	47,256
Metrocity Bankshares, Inc.	2,100	24,276
Metropolitan Bank & Trust Company	249,964	174,195
Metropolitan Bank Holding Corp. (A)	953	26,684
Mid Penn Bancorp, Inc.	923	17,223
Midland States Bancorp, Inc.	2,854	42,724
MidWestOne Financial Group, Inc.	1,535	29,457
Mitsubishi UFJ Financial Group, Inc.	1,908,100	7,920,778
Mizrahi Tefahot Bank, Ltd.	17,632	345,153
Mizuho Financial Group, Inc.	3,745,900	4,675,414
Moneta Money Bank AS (C)	71,159	158,253
MVB Financial Corp.	1,306	18,545
National Australia Bank, Ltd.	375,288	4,425,191
National Bank Holdings Corp., Class A	3,706	97,468
National Bank of Canada (B)	57,946	2,523,472
National Bankshares, Inc.	847	26,088
NBT Bancorp, Inc.	5,310	166,309
Nedbank Group, Ltd.	47,438	268,501
Nicolet Bankshares, Inc. (A)	1,157	64,688
Nordea Bank ABP	471,257	3,209,655
Northeast Bank	1,129	19,374
Northrim BanCorp, Inc.	859	19,817
Norwood Financial Corp.	785	19,225
OceanFirst Financial Corp.	6,944	115,965
OFG Bancorp	6,444	78,295
Old National Bancorp	21,173	287,741
Old Second Bancorp, Inc.	4,000	30,800
Opus Bank	2,796	54,494
Origin Bancorp, Inc.	2,554	53,276
Orrstown Financial Services, Inc.	1,445	19,479
OTP Bank NYRT (A)(B)	38,002	1,277,431
Oversea-Chinese Banking Corp., Ltd.	156,178	948,242
Pacific Mercantile Bancorp (A)	3,058	11,620
Pacific Premier Bancorp, Inc. (B)	7,342	158,734
PacWest Bancorp	32,125	556,084
Park National Corp.	1,629	121,963
Parke Bancorp, Inc.	1,337	18,611
PCB Bancorp	1,781	16,065
Peapack-Gladstone Financial Corp.	2,421	45,587
Penns Woods Bancorp, Inc.	920	19,743
Peoples Bancorp of North Carolina, Inc.	694	12,145
Peoples Bancorp, Inc.	2,260	50,782
Peoples Financial Services Corp.	885	29,249
People's United Financial, Inc.	82,378	943,228
People's Utah Bancorp	2,020	50,035
Pinnacle Financial Partners, Inc.	19,294	768,866
Postal Savings Bank of China Company, Ltd., H Shares (C)	1,027,300	657,981
Powszechna Kasa Oszczednosci Bank Polski SA	63,183	349,557
Preferred Bank	1,721	64,658

78

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Premier Financial Bancorp, Inc.	1,719	$22,794
Prosperity Bancshares, Inc.	25,308	1,654,890
Public Bank BHD	322,962	1,090,457
QCR Holdings, Inc.	1,869	56,762
Raiffeisen Bank International AG	30,263	554,497
RBB Bancorp	2,203	28,264
Red River Bancshares, Inc.	640	25,760
Regions Financial Corp.	178,925	2,023,642
Reliant Bancorp, Inc.	1,453	20,342
Renasant Corp.	7,036	169,708
Republic Bancorp, Inc., Class A	1,212	38,845
Republic First Bancorp, Inc. (A)	6,657	15,777
Resona Holdings, Inc.	329,400	1,191,263
RHB Bank BHD	161,341	177,241
Richmond Mutual Bancorporation, Inc. (A)	1,874	20,839
Royal Bank of Canada	245,930	15,955,933
S&T Bancorp, Inc.	4,740	105,418
Sandy Spring Bancorp, Inc.	4,319	104,736
Santander Bank Polska SA (A)	2,457	99,890
SB One Bancorp	1,128	19,165
Seacoast Banking Corp. of Florida (A)	6,390	138,983
Security Bank Corp.	27,220	44,104
Select Bancorp, Inc. (A)	2,414	18,105
ServisFirst Bancshares, Inc.	5,954	207,676
Seven Bank, Ltd.	90,500	258,656
Shinhan Financial Group Company, Ltd.	91,074	2,226,016
Shinsei Bank, Ltd.	30,800	393,944
Shore Bancshares, Inc.	1,767	17,670
Sierra Bancorp	1,844	34,741
Signature Bank	14,473	1,489,416
Simmons First National Corp., Class A (B)	12,008	205,937
SinoPac Financial Holdings Company, Ltd.	1,312,772	517,515
Skandinaviska Enskilda Banken AB, A Shares (A)	236,888	2,061,413
SmartFinancial, Inc.	1,733	26,688
Societe Generale SA (A)	46,723	691,166
South State Corp.	4,212	221,425
Southern First Bancshares, Inc. (A)	939	27,287
Southern National Bancorp of Virginia, Inc.	2,641	26,568
Southside Bancshares, Inc.	3,944	111,221
Spirit of Texas Bancshares, Inc. (A)	1,930	23,237
Standard Bank Group, Ltd.	159,409	927,859
Standard Chartered PLC	239,809	1,094,012
Sterling Bancorp	54,165	666,230
Stock Yards Bancorp, Inc.	2,494	84,871
Sumitomo Mitsui Financial Group, Inc.	202,179	5,867,700
Sumitomo Mitsui Trust Holdings, Inc.	49,338	1,459,662
Summit Financial Group, Inc.	1,405	23,604
SVB Financial Group (A)	9,565	2,054,084
Svenska Handelsbanken AB, A Shares (A)	225,249	2,127,706
Swedbank AB, A Shares (A)	130,607	1,640,256
Synovus Financial Corp.	39,286	753,898
Taishin Financial Holding Company, Ltd.	1,147,296	498,105
Taiwan Business Bank	625,307	221,163
Taiwan Cooperative Financial Holding Company, Ltd.	1,082,569	737,558
TCF Financial Corp.	41,125	1,189,335
Texas Capital Bancshares, Inc. (A)	13,490	360,992
The Bancorp, Inc. (A)	6,436	56,637
The Bank of East Asia, Ltd.	156,693	284,022
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
The Bank of Kyoto, Ltd.	8,300	$299,277
The Bank of Nova Scotia	208,662	8,361,029
The Bank of NT Butterfield & Son, Ltd.	6,678	163,144
The Bank of Princeton	839	17,325
The Chiba Bank, Ltd.	87,100	415,775
The Community Financial Corp.	704	16,685
The First Bancorp, Inc.	1,316	27,123
The First Bancshares, Inc.	2,406	50,983
The First of Long Island Corp.	2,939	44,879
The PNC Financial Services Group, Inc.	81,275	9,268,601
The Royal Bank of Scotland Group PLC	441,412	603,795
The Shanghai Commercial & Savings Bank, Ltd.	409,000	584,807
The Shizuoka Bank, Ltd.	70,500	450,152
The Siam Commercial Bank PCL, NVDR	90,000	210,230
The Toronto-Dominion Bank	308,814	13,228,638
TMB Bank PCL, NVDR	2,464,700	89,490
Tompkins Financial Corp.	1,783	114,736
Towne Bank	8,387	158,179
TriCo Bancshares	3,329	94,444
TriState Capital Holdings, Inc. (A)	3,524	52,684
Triumph Bancorp, Inc. (A)	2,896	71,097
Truist Financial Corp.	248,755	9,149,209
Trustmark Corp.	25,303	601,958
Turkiye Garanti Bankasi AS (A)	151,071	173,250
Turkiye Is Bankasi AS, Class C (A)	120,291	87,600
U.S. Bancorp	263,633	9,374,789
UMB Financial Corp.	17,170	880,478
Umpqua Holdings Corp.	59,037	672,431
UniCredit SpA (A)	202,812	1,736,103
United Bankshares, Inc.	49,669	1,444,375
United Community Banks, Inc.	9,928	194,092
United Overseas Bank, Ltd.	58,157	805,502
United Security Bancshares	2,023	12,401
Unity Bancorp, Inc.	1,095	15,669
Univest Financial Corp.	3,669	60,318
Valley National Bancorp	153,958	1,228,585
Veritex Holdings, Inc.	6,302	110,411
Washington Trust Bancorp, Inc.	1,903	60,839
Webster Financial Corp.	24,672	698,218
Wells Fargo & Company	713,890	18,896,668
WesBanco, Inc.	8,202	175,687
West Bancorporation, Inc.	2,018	35,598
Westamerica Bancorporation	3,227	190,328
Westpac Banking Corp.	462,305	5,273,007
Wintrust Financial Corp.	15,300	648,108
Woori Financial Group, Inc.	107,121	790,465
Zions Bancorp NA	31,616	1,040,324
		443,890,451
Capital markets – 2.5%
3i Group PLC	89,241	913,244
Affiliated Managers Group, Inc.	13,209	879,984
Ameriprise Financial, Inc.	17,274	2,419,569
Amundi SA (A)(C)	3,633	271,349
Ares Management Corp., Class A	9,019	340,557
Artisan Partners Asset Management, Inc., Class A	6,296	182,395
Assetmark Financial Holdings, Inc. (A)	1,787	47,713
Associated Capital Group, Inc., Class A	272	11,176
ASX, Ltd.	25,346	1,493,844
B. Riley Financial, Inc.	2,581	49,633
B3 SA - Brasil Bolsa Balcao	209,076	1,784,647
Banco BTG Pactual SA	25,900	237,047
BlackRock, Inc.	20,785	10,987,782

79

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Blucora, Inc. (A)	6,269	$76,168
Brightsphere Investment Group, Inc.	8,338	69,622
Brookfield Asset Management, Inc., Class A (B)	229,959	7,220,197
Cboe Global Markets, Inc.	15,116	1,609,249
China Cinda Asset Management Company, Ltd., H Shares	1,211,100	225,599
China Everbright, Ltd.	126,984	179,539
China Galaxy Securities Company, Ltd., H Shares	482,100	233,674
China Huarong Asset Management Company, Ltd., H Shares (C)	1,354,200	139,300
China International Capital Corp., Ltd., H Shares (A)(C)	175,000	285,544
CI Financial Corp.	41,095	487,105
CITIC Securities Company, Ltd., H Shares	267,100	485,096
CME Group, Inc.	48,860	8,921,836
Cohen & Steers, Inc.	2,868	182,261
Cowen, Inc., Class A	3,652	47,732
Credit Suisse Group AG	326,487	3,000,573
Daiwa Securities Group, Inc.	240,118	1,000,436
Deutsche Bank AG (A)	285,784	2,392,334
Deutsche Boerse AG	27,593	4,543,236
Diamond Hill Investment Group, Inc.	404	42,404
Donnelley Financial Solutions, Inc. (A)	4,093	33,358
E*TRADE Financial Corp.	30,802	1,402,723
Eaton Vance Corp.	30,332	1,093,469
Ellington Financial, Inc.	5,074	51,755
Evercore, Inc., Class A	10,478	577,443
FactSet Research Systems, Inc.	10,172	3,127,992
Federated Hermes, Inc.	37,952	840,257
Focus Financial Partners, Inc., Class A (A)(B)	3,923	109,216
Franklin Resources, Inc.	38,028	717,588
GAIN Capital Holdings, Inc.	2,437	15,304
GF Securities Company, Ltd., H Shares	185,200	190,493
Greenhill & Company, Inc.	2,082	20,758
Guotai Junan Securities Company, Ltd., H Shares (C)	115,300	152,693
Haitong Securities Company, Ltd., H Shares	374,700	286,456
Hamilton Lane, Inc., Class A	2,773	202,900
Hargreaves Lansdown PLC	30,300	690,437
Hong Kong Exchanges & Clearing, Ltd.	145,977	5,137,424
Houlihan Lokey, Inc.	5,284	319,576
Huatai Securities Company, Ltd., H Shares (C)	216,700	342,044
IGM Financial, Inc.	17,188	408,213
Interactive Brokers Group, Inc., Class A	20,575	871,351
Intercontinental Exchange, Inc.	75,923	7,383,512
INTL. FCStone, Inc. (A)	2,028	103,448
Invesco, Ltd.	50,744	404,430
Investec, Ltd.	52,112	91,660
Janus Henderson Group PLC	41,717	899,419
Japan Exchange Group, Inc.	79,598	1,717,321
Julius Baer Group, Ltd.	28,442	1,224,087
Korea Investment Holdings Company, Ltd.	9,002	385,650
Legg Mason, Inc.	21,874	1,089,981
London Stock Exchange Group PLC	28,000	2,792,800
Macquarie Group, Ltd.	44,068	3,241,214
Magellan Financial Group, Ltd.	17,134	670,024
MarketAxess Holdings, Inc.	5,171	2,629,919
Meritz Securities Company, Ltd.	67,209	179,144
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Mirae Asset Daewoo Company, Ltd.	85,618	$429,199
Moelis & Company, Class A (B)	6,000	201,780
Moody's Corp.	22,138	5,919,923
Morgan Stanley	158,788	7,018,430
MSCI, Inc.	11,549	3,797,889
Nasdaq, Inc.	15,644	1,853,188
Natixis SA (A)	56,914	127,625
NH Investment & Securities Company, Ltd.	32,331	255,453
Noah Holdings, Ltd., ADR (A)(B)	4,700	124,691
Nomura Holdings, Inc.	522,800	2,253,177
Northern Trust Corp.	28,889	2,282,520
Oppenheimer Holdings, Inc., Class A	1,242	26,306
Partners Group Holding AG	2,360	1,966,055
Piper Sandler Companies	1,681	100,255
PJT Partners, Inc., Class A	2,858	156,304
Pzena Investment Management, Inc., Class A	2,550	10,404
Raymond James Financial, Inc.	16,833	1,166,190
Reinet Investments SCA	18,607	292,206
S&P Global, Inc.	33,322	10,830,316
Safeguard Scientifics, Inc.	2,771	17,540
Samsung Securities Company, Ltd.	13,967	317,074
SBI Holdings, Inc.	37,464	806,334
Schroders PLC	12,094	445,011
Sculptor Capital Management, Inc.	2,156	27,036
SEI Investments Company	33,836	1,834,588
Silvercrest Asset Management Group, Inc., Class A	1,234	13,907
Singapore Exchange, Ltd.	36,900	216,792
St. James's Place PLC	52,202	595,435
Standard Life Aberdeen PLC	223,070	716,390
State Street Corp.	49,578	3,022,275
Stifel Financial Corp.	26,740	1,275,765
T. Rowe Price Group, Inc.	31,861	3,851,995
The Bank of New York Mellon Corp.	114,420	4,252,991
The Charles Schwab Corp.	155,879	5,597,615
The Goldman Sachs Group, Inc.	43,449	8,537,294
UBS Group AG	486,967	5,213,282
Virtus Investment Partners, Inc.	829	77,080
Waddell & Reed Financial, Inc., Class A (B)	8,540	111,362
Westwood Holdings Group, Inc.	1,087	19,273
WisdomTree Investments, Inc.	17,498	52,319
		165,978,173
Consumer finance – 0.3%
Acom Company, Ltd.	61,500	251,262
AEON Financial Service Company, Ltd.	17,100	192,966
American Express Company	91,485	8,697,479
Capital One Financial Corp.	63,498	4,320,404
Credit Saison Company, Ltd.	24,900	297,667
Curo Group Holdings Corp.	2,090	13,982
Discover Financial Services	42,739	2,030,530
Encore Capital Group, Inc. (A)	3,915	124,380
Enova International, Inc. (A)	4,131	58,454
EZCORP, Inc., Class A (A)	6,625	34,185
FirstCash, Inc.	16,675	1,163,415
Green Dot Corp., Class A (A)	6,137	234,311
Isracard, Ltd.	6,535	17,865
LendingClub Corp. (A)(B)	8,794	47,048
LendingTree, Inc. (A)(B)	2,056	534,601
Muangthai Capital PCL, NVDR	64,000	112,617
Navient Corp.	45,609	339,331
Nelnet, Inc., Class A	2,275	112,135
PRA Group, Inc. (A)(B)	5,721	195,201

80

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Regional Management Corp. (A)	1,144	$18,144
Samsung Card Company, Ltd.	5,664	135,462
SLM Corp.	113,175	857,867
Srisawad Corp. PCL, NVDR (A)	75,700	136,059
Synchrony Financial	76,952	1,567,512
World Acceptance Corp. (A)	709	47,149
		21,540,026
Diversified financial services – 1.0%
AMP, Ltd. (A)	441,166	481,076
Banco Latinoamericano de Comercio Exterior SA, Class E (B)	3,881	45,796
Berkshire Hathaway, Inc., Class B (A)	266,695	49,493,258
Cannae Holdings, Inc. (A)	9,336	343,845
Chailease Holding Company, Ltd.	147,784	576,025
Challenger, Ltd.	75,104	251,652
Eurazeo SE (A)	2,112	102,980
EXOR NV	11,359	612,799
Far East Horizon, Ltd.	279,300	248,485
FGL Holdings (B)	18,295	152,580
FirstRand, Ltd.	420,020	964,569
Groupe Bruxelles Lambert SA	4,602	373,508
Grupo de Inversiones Suramericana SA	36,460	177,901
Haci Omer Sabanci Holding AS	62,378	75,844
Industrivarden AB, C Shares (A)	25,026	560,899
Investor AB, B Shares	67,317	3,612,861
Jefferies Financial Group, Inc.	64,125	939,431
Kinnevik AB, B Shares	36,070	914,464
L E Lundbergforetagen AB, B Shares (A)	11,399	568,718
M&G PLC	231,388	402,710
Metro Pacific Investments Corp.	1,982,900	113,599
Mitsubishi UFJ Lease & Finance Company, Ltd.	63,200	309,906
NewStar Financial, Inc. (A)(D)	5,608	1,354
Onex Corp.	15,342	719,938
ORIX Corp.	209,300	2,769,766
Pargesa Holding SA, Bearer Shares	4,616	350,561
PSG Group, Ltd.	17,983	165,639
Remgro, Ltd.	64,183	507,265
RMB Holdings, Ltd.	91,749	279,455
Tokyo Century Corp.	6,700	293,175
Wendel SE	1,373	126,723
Yuanta Financial Holding Company, Ltd.	1,234,187	669,721
		67,206,503
Insurance – 3.4%
Admiral Group PLC	17,877	516,368
Aegon NV	309,957	831,832
Aflac, Inc.	142,129	5,183,445
Ageas SA/NV	12,123	413,809
AIA Group, Ltd. (B)	1,473,509	12,091,288
Alleghany Corp.	3,858	1,979,540
Allianz SE	61,340	11,117,026
Ambac Financial Group, Inc. (A)	5,794	77,755
American Equity Investment Life Holding Company	11,392	247,092
American Financial Group, Inc.	20,065	1,208,716
American International Group, Inc.	168,450	5,063,607
AMERISAFE, Inc.	2,376	145,839
Aon PLC, Class A	45,336	8,928,925
Argo Group International Holdings, Ltd.	4,168	127,916
Arthur J. Gallagher & Company	36,116	3,405,016
Assicurazioni Generali SpA	122,847	1,712,623
Assurant, Inc.	11,740	1,204,289
Aviva PLC	519,229	1,601,578
AXA SA	117,011	2,147,024
Baloise Holding AG	6,586	942,426
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
BB Seguridade Participacoes SA	73,908	$350,129
Benefytt Technologies, Inc. (A)	1,235	24,243
Brighthouse Financial, Inc. (A)	29,292	870,265
Brown & Brown, Inc.	62,691	2,520,178
BRP Group, Inc., Class A (A)	2,371	29,400
Cathay Financial Holding Company, Ltd.	983,890	1,314,713
China Development Financial Holding Corp.	1,696,000	514,988
China Life Insurance Company, Ltd.	394,703	273,380
China Life Insurance Company, Ltd., H Shares	987,076	1,870,432
China Pacific Insurance Group Company, Ltd., H Shares	355,979	989,445
China Reinsurance Group Corp., H Shares	819,300	86,182
China Taiping Insurance Holdings Company, Ltd.	238,400	356,644
Chubb, Ltd.	87,754	10,700,723
Cincinnati Financial Corp.	29,418	1,734,191
Citizens, Inc. (A)(B)	6,439	39,149
CNO Financial Group, Inc.	59,238	850,065
CNP Assurances (A)	19,945	211,011
Crawford & Company, Class A	2,268	13,653
Dai-ichi Life Holdings, Inc.	172,400	2,261,660
DB Insurance Company, Ltd.	10,825	380,624
Direct Line Insurance Group PLC	137,654	450,908
Discovery, Ltd.	54,079	304,168
Donegal Group, Inc., Class A	1,290	18,383
eHealth, Inc. (A)(B)	2,880	375,610
Employers Holdings, Inc.	3,983	119,052
Enstar Group, Ltd. (A)	1,450	206,480
Everest Re Group, Ltd.	7,897	1,566,844
Fairfax Financial Holdings, Ltd.	4,747	1,318,651
FBL Financial Group, Inc., Class A	1,225	43,745
FedNat Holding Company	1,546	18,846
First American Financial Corp.	30,115	1,520,506
Fubon Financial Holding Company, Ltd.	836,659	1,183,971
Genworth Financial, Inc., Class A (A)	198,985	606,904
Gjensidige Forsikring ASA (A)	13,799	251,568
Global Indemnity, Ltd.	1,057	25,643
Globe Life, Inc.	19,290	1,485,716
Goosehead Insurance, Inc., Class A (A)(B)	1,439	86,268
Great-West Lifeco, Inc. (B)	56,796	924,840
Greenlight Capital Re, Ltd., Class A (A)	4,080	29,539
Hannover Rueck SE	9,297	1,501,446
Hanwha Life Insurance Company, Ltd.	19,772	24,468
HCI Group, Inc.	762	34,176
Heritage Insurance Holdings, Inc.	3,328	41,733
Horace Mann Educators Corp.	5,207	190,160
Hyundai Marine & Fire Insurance Company, Ltd.	13,075	256,776
iA Financial Corp., Inc.	21,730	693,952
Independence Holding Company	666	19,347
Insurance Australia Group, Ltd.	306,870	1,253,089
Intact Financial Corp.	24,317	2,321,405
Investors Title Company	175	22,068
IRB Brasil Resseguros SA	76,100	118,365
James River Group Holdings, Ltd.	3,729	144,200
Japan Post Holdings Company, Ltd.	251,600	1,835,328
Japan Post Insurance Company, Ltd.	37,300	475,339
Kemper Corp.	16,795	1,064,803
Kinsale Capital Group, Inc.	2,569	383,603
Legal & General Group PLC	570,067	1,407,456
Liberty Holdings, Ltd.	22,881	81,351

81

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Lincoln National Corp.	38,403	$1,456,626
Loews Corp.	49,530	1,646,377
Mapfre SA	181,524	320,096
Marsh & McLennan Companies, Inc.	97,719	10,350,396
MBIA, Inc. (A)(B)	9,747	69,009
Medibank Pvt., Ltd.	370,289	703,188
Mercury General Corp.	7,271	292,512
MetLife, Inc.	151,358	5,450,402
Momentum Metropolitan Holdings	130,920	128,550
MS&AD Insurance Group Holdings, Inc.	77,468	2,281,809
Muenchener Rueckversicherungs-Gesellschaft AG	21,371	4,873,423
National General Holdings Corp.	8,563	173,829
National Western Life Group, Inc., Class A	292	57,212
New China Life Insurance Company, Ltd., H Shares	117,600	369,194
NI Holdings, Inc. (A)	1,291	19,352
NN Group NV	53,181	1,632,394
Old Mutual, Ltd.	623,295	399,950
Old Republic International Corp.	76,499	1,192,619
Palomar Holdings, Inc. (A)	2,279	169,603
PICC Property & Casualty Company, Ltd., H Shares	935,848	818,797
Ping An Insurance Group Company of China, Ltd., H Shares	719,110	7,116,398
Porto Seguro SA	10,023	88,842
Poste Italiane SpA (C)	54,857	485,361
Power Corp. of Canada	102,717	1,671,851
Powszechny Zaklad Ubezpieczen SA	47,928	357,108
Primerica, Inc.	11,088	1,260,040
Principal Financial Group, Inc.	50,003	1,931,116
ProAssurance Corp.	6,799	93,826
ProSight Global, Inc. (A)	1,202	10,650
Protective Insurance Corp., Class B	1,245	17,206
Prudential Financial, Inc.	77,839	4,745,065
Prudential PLC	235,978	3,060,469
QBE Insurance Group, Ltd.	198,778	1,171,202
Rand Merchant Investment Holdings, Ltd.	111,505	173,424
Reinsurance Group of America, Inc.	16,785	1,523,239
RenaissanceRe Holdings, Ltd.	11,839	1,987,295
RLI Corp.	15,734	1,242,357
RSA Insurance Group PLC	108,590	531,801
Safety Insurance Group, Inc.	1,855	141,425
Sampo OYJ, A Shares	59,902	2,152,309
Samsung Fire & Marine Insurance Company, Ltd.	6,281	928,134
Samsung Life Insurance Company, Ltd.	15,339	568,751
Sanlam, Ltd.	235,707	761,335
SCOR SE (A)	9,425	236,356
Selective Insurance Group, Inc.	23,318	1,223,029
Shin Kong Financial Holding Company, Ltd.	1,438,694	400,651
Sompo Holdings, Inc.	53,860	1,921,275
Sony Financial Holdings, Inc.	26,200	632,522
State Auto Financial Corp.	2,216	44,187
Stewart Information Services Corp.	2,966	91,412
Sul America SA	30,994	260,495
Sun Life Financial, Inc.	107,252	3,679,059
Suncorp Group, Ltd.	168,988	1,042,123
Swiss Life Holding AG	4,470	1,584,431
Swiss Re AG	38,154	2,605,594
T&D Holdings, Inc.	90,300	820,211
The Allstate Corp.	62,727	6,135,328
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The Hanover Insurance Group, Inc.	10,560	$1,059,696
The Hartford Financial Services Group, Inc.	69,786	2,672,106
The People's Insurance Company Group of China, Ltd., H Shares	1,137,900	344,215
The Progressive Corp.	113,202	8,793,531
The Travelers Companies, Inc.	49,978	5,346,646
Third Point Reinsurance, Ltd. (A)	9,509	70,176
Tiptree, Inc.	3,248	19,813
Tokio Marine Holdings, Inc.	100,814	4,374,298
Trupanion, Inc. (A)	3,667	110,450
Tryg A/S	19,881	558,540
United Fire Group, Inc.	2,709	72,682
United Insurance Holdings Corp.	2,830	22,187
Universal Insurance Holdings, Inc.	3,757	67,100
Unum Group	39,939	605,076
W.R. Berkley Corp.	28,094	1,628,047
Watford Holdings, Ltd. (A)	2,372	35,034
Willis Towers Watson PLC	24,896	5,051,398
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)(C)	40,900	146,226
Zurich Insurance Group AG	19,272	6,236,450
		229,058,782
Mortgage real estate investment trusts – 0.0%
AG Mortgage Investment Trust, Inc.	4,407	10,841
Anworth Mortgage Asset Corp.	13,036	19,033
Apollo Commercial Real Estate Finance, Inc.	19,501	160,493
Ares Commercial Real Estate Corp.	3,959	29,495
Arlington Asset Investment Corp., Class A	5,059	12,142
ARMOUR Residential REIT, Inc.	7,550	59,117
Blackstone Mortgage Trust, Inc., Class A	16,180	381,686
Capstead Mortgage Corp.	11,925	60,341
Cherry Hill Mortgage Investment Corp.	2,176	18,779
Colony Credit Real Estate, Inc.	10,589	52,416
Dynex Capital, Inc.	2,878	37,011
Exantas Capital Corp.	4,336	8,672
Granite Point Mortgage Trust, Inc.	7,084	34,853
Great Ajax Corp.	2,252	18,466
Invesco Mortgage Capital, Inc.	21,249	58,860
KKR Real Estate Finance Trust, Inc.	3,016	48,829
Ladder Capital Corp.	13,052	103,763
New York Mortgage Trust, Inc.	48,025	99,892
Orchid Island Capital, Inc.	8,153	33,998
PennyMac Mortgage Investment Trust	12,484	137,449
Ready Capital Corp.	4,734	27,789
Redwood Trust, Inc.	14,251	76,243
TPG RE Finance Trust, Inc.	6,390	47,350
Western Asset Mortgage Capital Corp.	7,009	13,878
		1,551,396
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)(B)	7,316	159,489
Bridgewater Bancshares, Inc. (A)	2,994	31,197
Capitol Federal Financial, Inc.	16,331	191,481
Columbia Financial, Inc. (A)	6,667	94,005
ESSA Bancorp, Inc.	1,313	18,842
Essent Group, Ltd.	40,970	1,354,059
Federal Agricultural Mortgage Corp., Class C	1,141	73,172
First Defiance Financial Corp.	4,728	78,532
Flagstar Bancorp, Inc.	4,379	128,305
FS Bancorp, Inc.	534	22,556
Hingham Institution for Savings	179	29,383
Home Bancorp, Inc.	1,015	24,116

82

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
HomeStreet, Inc. (B)	2,808	$66,887
Kearny Financial Corp.	10,092	86,488
Luther Burbank Corp.	2,469	25,381
Merchants Bancorp	1,159	19,796
Meridian Bancorp, Inc.	6,206	71,493
Meta Financial Group, Inc.	4,291	77,753
MMA Capital Holdings, Inc. (A)	608	15,176
Mr. Cooper Group, Inc. (A)	9,634	107,419
New York Community Bancorp, Inc.	125,288	1,259,144
NMI Holdings, Inc., Class A (A)	8,397	129,020
Northfield Bancorp, Inc.	5,671	61,984
Northwest Bancshares, Inc.	14,412	143,544
Ocwen Financial Corp. (A)	19,801	14,637
OP Bancorp	2,031	12,877
PCSB Financial Corp.	2,177	29,085
PennyMac Financial Services, Inc.	3,137	105,340
Pioneer Bancorp, Inc. (A)	1,524	14,554
Provident Bancorp, Inc.	1,379	11,749
Provident Financial Holdings, Inc.	888	11,429
Provident Financial Services, Inc.	7,749	100,969
Prudential Bancorp, Inc.	1,269	15,507
Radian Group, Inc.	25,557	405,845
Riverview Bancorp, Inc.	2,947	14,735
Southern Missouri Bancorp, Inc.	1,031	25,074
Territorial Bancorp, Inc.	955	24,286
Timberland Bancorp, Inc.	1,016	18,258
TrustCo Bank Corp.	12,063	75,997
Walker & Dunlop, Inc.	3,508	142,074
Washington Federal, Inc.	30,703	793,980
Waterstone Financial, Inc.	2,848	42,435
Western New England Bancorp, Inc.	3,410	18,005
WSFS Financial Corp.	6,439	178,167
		6,324,225
		935,549,556
Health care – 12.6%
Biotechnology – 2.0%
3SBio, Inc. (A)(C)	162,300	194,309
89bio, Inc. (A)	399	10,278
AbbVie, Inc.	247,407	22,927,207
Abeona Therapeutics, Inc. (A)	7,196	23,819
ACADIA Pharmaceuticals, Inc. (A)	14,226	706,748
Acceleron Pharma, Inc. (A)	5,689	562,244
Achillion Pharmaceuticals, Inc. (A)(D)	17,157	7,892
ADMA Biologics, Inc. (A)	9,251	30,436
Aduro Biotech, Inc. (A)	8,631	28,223
Adverum Biotechnologies, Inc. (A)	8,002	165,081
Aeglea BioTherapeutics, Inc. (A)	3,436	30,271
Affimed NV (A)	9,612	31,623
Agenus, Inc. (A)	13,897	51,836
Aimmune Therapeutics, Inc. (A)(B)	5,745	95,424
Akcea Therapeutics, Inc. (A)(B)	1,647	24,540
Akebia Therapeutics, Inc. (A)	14,985	174,425
Akero Therapeutics, Inc. (A)	1,077	27,377
Albireo Pharma, Inc. (A)	1,673	44,769
Alder Biopharmaceuticals, Inc. (A)(B)(D)	9,683	14,302
Aldeyra Therapeutics, Inc. (A)	3,222	15,852
Alector, Inc. (A)(B)	4,374	143,030
Alexion Pharmaceuticals, Inc. (A)	31,053	3,723,255
Allakos, Inc. (A)(B)	2,461	159,965
Allogene Therapeutics, Inc. (A)(B)	4,914	236,658
Amgen, Inc.	83,378	19,151,927
Amicus Therapeutics, Inc. (A)	32,417	404,402
AnaptysBio, Inc. (A)(B)	3,179	60,655
Anavex Life Sciences Corp. (A)	6,369	26,177
Anika Therapeutics, Inc. (A)	1,700	57,001
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Apellis Pharmaceuticals, Inc. (A)	7,243	$244,017
Applied Therapeutics, Inc. (A)	1,027	46,749
Aprea Therapeutics, Inc. (A)	828	22,240
Arcus Biosciences, Inc. (A)	4,100	128,535
Arcutis Biotherapeutics, Inc. (A)	1,331	44,655
Ardelyx, Inc. (A)	7,968	58,405
Arena Pharmaceuticals, Inc. (A)	6,395	382,229
Arrowhead Pharmaceuticals, Inc. (A)(B)	39,486	1,273,029
Assembly Biosciences, Inc. (A)	3,633	70,807
Atara Biotherapeutics, Inc. (A)(B)	6,632	76,268
Athenex, Inc. (A)(B)	8,722	94,808
Athersys, Inc. (A)	17,020	49,528
Atreca, Inc., Class A (A)	2,212	40,856
Avid Bioservices, Inc. (A)	7,191	41,995
Avrobio, Inc. (A)	3,013	60,923
Beam Therapeutics, Inc. (A)	1,575	40,241
BeiGene, Ltd., ADR (A)(B)	4,700	778,038
Beyondspring, Inc. (A)	1,690	28,730
BioCryst Pharmaceuticals, Inc. (A)(B)	19,616	88,174
Biogen, Inc. (A)	25,320	7,775,519
Biohaven Pharmaceutical Holding Company, Ltd. (A)(B)	5,424	338,837
BioSpecifics Technologies Corp. (A)	781	48,578
Bioxcel Therapeutics, Inc. (A)	874	40,693
Black Diamond Therapeutics, Inc. (A)	1,533	59,864
Blueprint Medicines Corp. (A)	6,780	441,649
Bridgebio Pharma, Inc. (A)(B)	9,482	278,107
Calithera Biosciences, Inc. (A)	7,181	41,793
CareDx, Inc. (A)(B)	5,197	166,928
CASI Pharmaceuticals, Inc. (A)(B)	6,786	17,915
Castle Biosciences, Inc. (A)	1,205	46,308
Catalyst Pharmaceuticals, Inc. (A)	12,263	52,854
Celltrion, Inc. (A)	18,724	3,242,026
Cellular Biomedicine Group, Inc. (A)	1,618	22,280
CEL-SCI Corp. (A)(B)	4,153	55,359
Checkpoint Therapeutics, Inc. (A)	5,024	10,651
ChemoCentryx, Inc. (A)	5,144	320,934
Chimerix, Inc. (A)	6,379	19,902
Clovis Oncology, Inc. (A)(B)	6,471	44,779
Coherus Biosciences, Inc. (A)	7,920	147,629
Concert Pharmaceuticals, Inc. (A)	3,499	37,159
Constellation Pharmaceuticals, Inc. (A)(B)	2,372	84,277
Corbus Pharmaceuticals Holdings, Inc. (A)(B)	8,431	62,895
Cortexyme, Inc. (A)(B)	1,440	66,370
Crinetics Pharmaceuticals, Inc. (A)	1,463	23,905
CSL, Ltd.	58,971	10,921,056
Cue Biopharma, Inc. (A)	2,519	69,726
Cyclerion Therapeutics, Inc. (A)	3,224	12,832
Cytokinetics, Inc. (A)(B)	7,062	146,254
CytomX Therapeutics, Inc. (A)	5,785	51,255
Deciphera Pharmaceuticals, Inc. (A)	2,647	155,035
Denali Therapeutics, Inc. (A)(B)	6,614	184,068
Dicerna Pharmaceuticals, Inc. (A)	6,766	145,943
Dynavax Technologies Corp. (A)(B)	10,789	66,029
Eagle Pharmaceuticals, Inc. (A)(B)	1,155	59,205
Editas Medicine, Inc. (A)(B)	6,567	177,769
Eidos Therapeutics, Inc. (A)(B)	1,408	68,865
Eiger BioPharmaceuticals, Inc. (A)	3,059	36,922
Emergent BioSolutions, Inc. (A)(B)	5,758	480,735
Enanta Pharmaceuticals, Inc. (A)	2,420	124,606
Epizyme, Inc. (A)	9,843	172,745
Esperion Therapeutics, Inc. (A)(B)	3,214	136,177
Evelo Biosciences, Inc. (A)	1,973	8,622

83

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Exelixis, Inc. (A)	81,455	$2,012,753
Fate Therapeutics, Inc. (A)(B)	7,672	248,803
FibroGen, Inc. (A)	9,948	332,661
Five Prime Therapeutics, Inc. (A)	4,587	24,311
Flexion Therapeutics, Inc. (A)(B)	4,379	50,052
Frequency Therapeutics, Inc. (A)	755	14,013
G1 Therapeutics, Inc. (A)	4,341	73,667
Galapagos NV (A)	2,593	526,038
Galectin Therapeutics, Inc. (A)(B)	5,455	16,529
Genmab A/S (A)	10,646	3,296,298
Geron Corp. (A)	24,280	39,091
Gilead Sciences, Inc.	177,530	13,817,160
Global Blood Therapeutics, Inc. (A)(B)	7,327	512,304
GlycoMimetics, Inc. (A)	4,718	13,352
Gossamer Bio, Inc. (A)(B)	5,526	67,141
Grifols SA	43,091	1,344,710
Gritstone Oncology, Inc. (A)	3,400	21,964
Halozyme Therapeutics, Inc. (A)	17,010	412,833
Harpoon Therapeutics, Inc. (A)	963	20,955
Helixmith Company, Ltd. (A)	4,779	243,160
Heron Therapeutics, Inc. (A)(B)	10,687	194,717
Homology Medicines, Inc. (A)	3,205	45,639
Hookipa Pharma, Inc. (A)	1,402	15,296
IGM Biosciences, Inc. (A)	630	40,811
ImmunoGen, Inc. (A)(B)	21,445	100,363
Immunomedics, Inc. (A)	25,779	865,917
Incyte Corp. (A)	25,087	2,556,616
Innovent Biologics, Inc. (A)(C)	119,500	656,231
Inovio Pharmaceuticals, Inc. (A)(B)	11,996	176,941
Insmed, Inc. (A)(B)	11,290	274,234
Intellia Therapeutics, Inc. (A)(B)	4,939	86,482
Intercept Pharmaceuticals, Inc. (A)(B)	3,191	230,582
Invitae Corp. (A)(B)	10,998	184,986
Iovance Biotherapeutics, Inc. (A)	14,811	475,285
Ironwood Pharmaceuticals, Inc. (A)(B)	19,823	192,878
Jounce Therapeutics, Inc. (A)	2,138	11,524
Kadmon Holdings, Inc. (A)(B)	20,368	90,434
KalVista Pharmaceuticals, Inc. (A)	1,693	19,046
Karuna Therapeutics, Inc. (A)(B)	1,328	124,646
Karyopharm Therapeutics, Inc. (A)	7,526	139,156
Kezar Life Sciences, Inc. (A)	4,161	19,848
Kindred Biosciences, Inc. (A)	5,026	21,562
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,777	37,086
Kodiak Sciences, Inc. (A)	3,538	228,590
Krystal Biotech, Inc. (A)(B)	1,323	68,015
Kura Oncology, Inc. (A)(B)	4,386	74,957
La Jolla Pharmaceutical Company (A)	2,733	12,900
Lexicon Pharmaceuticals, Inc. (A)(B)	5,776	11,032
Ligand Pharmaceuticals, Inc. (A)(B)	6,587	669,042
Lineage Cell Therapeutics, Inc. (A)	15,132	13,342
MacroGenics, Inc. (A)(B)	6,108	117,518
Madrigal Pharmaceuticals, Inc. (A)(B)	1,144	132,727
Magenta Therapeutics, Inc. (A)	2,556	22,595
MannKind Corp. (A)	24,526	37,034
MediciNova, Inc. (A)	5,529	29,525
Medy-Tox, Inc.	892	122,493
MEI Pharma, Inc. (A)	13,121	47,957
MeiraGTx Holdings PLC (A)	2,228	33,064
Mersana Therapeutics, Inc. (A)	4,573	103,533
Minerva Neurosciences, Inc. (A)(B)	3,793	14,072
Mirati Therapeutics, Inc. (A)(B)	3,760	372,954
Mirum Pharmaceuticals, Inc. (A)	704	11,862
Molecular Templates, Inc. (A)	2,577	39,995
Momenta Pharmaceuticals, Inc. (A)(B)	14,345	451,581
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Morphic Holding, Inc. (A)	1,384	$28,760
Mustang Bio, Inc. (A)	4,001	14,924
Myriad Genetics, Inc. (A)	9,055	131,569
Natera, Inc. (A)	7,880	345,538
NextCure, Inc. (A)	1,821	56,833
Novavax, Inc. (A)	4,067	187,245
OPKO Health, Inc. (A)(B)	49,218	112,217
Oyster Point Pharma, Inc. (A)	727	20,690
Palatin Technologies, Inc. (A)	31,396	15,915
PDL BioPharma, Inc. (A)	14,328	46,853
PeptiDream, Inc. (A)	14,500	651,876
Pfenex, Inc. (A)	3,867	28,268
Pieris Pharmaceuticals, Inc. (A)	6,180	22,248
Portola Pharmaceuticals, Inc. (A)(B)	9,734	174,725
Precigen, Inc. (A)(B)	9,713	21,369
Precision BioSciences, Inc. (A)	4,652	32,611
Prevail Therapeutics, Inc. (A)	1,814	30,258
Principia Biopharma, Inc. (A)	2,320	148,225
Progenics Pharmaceuticals, Inc. (A)	11,327	48,083
Protagonist Therapeutics, Inc. (A)	2,305	38,102
Prothena Corp. PLC (A)	5,146	54,856
PTC Therapeutics, Inc. (A)	7,642	387,526
Puma Biotechnology, Inc. (A)(B)	3,976	40,595
Radius Health, Inc. (A)(B)	5,769	73,036
Regeneron Pharmaceuticals, Inc. (A)	11,209	6,868,987
REGENXBIO, Inc. (A)	4,232	159,377
Replimune Group, Inc. (A)	1,724	32,377
Retrophin, Inc. (A)	5,317	83,397
REVOLUTION Medicines, Inc. (A)(B)	1,816	55,788
Rhythm Pharmaceuticals, Inc. (A)	3,793	73,546
Rigel Pharmaceuticals, Inc. (A)	22,016	43,041
Rocket Pharmaceuticals, Inc. (A)(B)	4,074	76,632
Rubius Therapeutics, Inc. (A)(B)	4,711	30,386
Sangamo Therapeutics, Inc. (A)(B)	14,612	163,508
Savara, Inc. (A)	4,791	11,690
Scholar Rock Holding Corp. (A)	2,258	41,547
Seres Therapeutics, Inc. (A)	4,873	26,753
Sorrento Therapeutics, Inc. (A)(B)	16,609	83,875
Spectrum Pharmaceuticals, Inc. (A)	14,701	43,221
Spero Therapeutics, Inc. (A)	1,737	20,531
SpringWorks Therapeutics, Inc. (A)	1,331	50,671
Stemline Therapeutics, Inc. (A)(B)	5,969	70,912
Stoke Therapeutics, Inc. (A)(B)	2,165	59,884
Sutro Biopharma, Inc. (A)	1,561	15,626
Syndax Pharmaceuticals, Inc. (A)	2,848	46,138
Syros Pharmaceuticals, Inc. (A)	4,469	43,752
TCR2 Therapeutics, Inc. (A)	1,620	16,362
TG Therapeutics, Inc. (A)(B)	10,914	203,546
Translate Bio, Inc. (A)(B)	4,403	91,230
Turning Point Therapeutics, Inc. (A)(B)	3,498	242,237
Twist Bioscience Corp. (A)(B)	3,308	125,539
Tyme Technologies, Inc. (A)	8,148	12,548
Ultragenyx Pharmaceutical, Inc. (A)(B)	6,921	473,812
United Therapeutics Corp. (A)	11,764	1,387,564
UNITY Biotechnology, Inc. (A)	3,839	31,403
UroGen Pharma, Ltd. (A)(B)	2,426	56,938
Vanda Pharmaceuticals, Inc. (A)	6,605	77,411
VBI Vaccines, Inc. (A)	19,856	43,286
Veracyte, Inc. (A)(B)	5,978	149,091
Vericel Corp. (A)	5,676	81,621
Vertex Pharmaceuticals, Inc. (A)	36,084	10,390,749
Viela Bio, Inc. (A)	695	32,596
Viking Therapeutics, Inc. (A)(B)	8,295	59,309
Vir Biotechnology, Inc. (A)	917	31,343
Voyager Therapeutics, Inc. (A)	3,142	38,018

84

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
X4 Pharmaceuticals, Inc. (A)	2,078	$17,746
XBiotech, Inc. (A)(B)	1,620	22,631
Xencor, Inc. (A)	5,996	181,379
Y-mAbs Therapeutics, Inc. (A)	2,995	114,349
Zai Lab, Ltd., ADR (A)(B)	4,800	357,120
ZIOPHARM Oncology, Inc. (A)	23,696	70,140
		136,549,800
Health care equipment and supplies – 2.9%
Abbott Laboratories	246,693	23,416,100
ABIOMED, Inc. (A)	6,303	1,411,242
Accelerate Diagnostics, Inc. (A)(B)	3,615	30,185
Accuray, Inc. (A)	11,817	24,816
Alcon, Inc. (A)	52,182	3,378,041
Align Technology, Inc. (A)	10,011	2,458,902
Alphatec Holdings, Inc. (A)	5,139	22,869
AngioDynamics, Inc. (A)	4,818	49,192
Antares Pharma, Inc. (A)(B)	20,592	59,099
Apyx Medical Corp. (A)	4,455	19,780
Asahi Intecc Company, Ltd.	30,100	924,029
AtriCure, Inc. (A)	4,810	229,966
Atrion Corp. (B)	182	116,842
Avanos Medical, Inc. (A)(B)	18,856	547,955
Axogen, Inc. (A)(B)	4,404	42,719
Axonics Modulation Technologies, Inc. (A)(B)	2,339	85,771
Baxter International, Inc.	71,262	6,414,293
Becton, Dickinson and Company	41,159	10,163,392
BioLife Solutions, Inc. (A)	958	15,759
BioMerieux	2,254	323,882
BioSig Technologies, Inc. (A)	2,112	19,811
Boston Scientific Corp. (A)	194,549	7,390,917
Cantel Medical Corp.	10,044	422,652
Cardiovascular Systems, Inc. (A)	4,379	169,555
Carl Zeiss Meditec AG, Bearer Shares	5,810	594,548
Cerus Corp. (A)	19,975	124,245
Cochlear, Ltd.	8,311	1,071,866
Coloplast A/S, B Shares	19,354	3,273,443
CONMED Corp.	3,446	252,971
CryoLife, Inc. (A)	4,641	105,490
CryoPort, Inc. (A)(B)	3,991	98,059
Cutera, Inc. (A)	1,835	24,369
CytoSorbents Corp. (A)	3,919	40,013
Danaher Corp.	87,830	14,633,356
Demant A/S (A)	18,040	511,618
Dentsply Sirona, Inc.	31,044	1,444,167
DexCom, Inc. (A)	12,728	4,815,130
Edwards Lifesciences Corp. (A)	29,112	6,542,049
Fisher & Paykel Healthcare Corp., Ltd.	34,820	649,203
GenMark Diagnostics, Inc. (A)	7,040	66,810
Glaukos Corp. (A)(B)	4,939	192,522
Globus Medical, Inc., Class A (A)	30,235	1,652,343
Haemonetics Corp. (A)	19,967	2,189,981
Hartalega Holdings BHD	156,200	451,376
Heska Corp. (A)	893	78,521
Hill-Rom Holdings, Inc.	17,898	1,819,690
Hologic, Inc. (A)	37,426	1,983,578
Hoya Corp.	58,800	5,532,695
ICU Medical, Inc. (A)	5,154	1,028,841
IDEXX Laboratories, Inc. (A)	11,973	3,698,220
Inogen, Inc. (A)	2,322	88,236
Integer Holdings Corp. (A)	4,109	325,351
Integra LifeSciences Holdings Corp. (A)	19,106	995,614
IntriCon Corp. (A)	1,108	15,667
Intuitive Surgical, Inc. (A)	16,132	9,357,044
Invacare Corp.	4,361	26,864
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
iRadimed Corp. (A)	607	$14,113
iRhythm Technologies, Inc. (A)(B)	3,348	416,190
Koninklijke Philips NV (A)	148,966	6,772,437
Lantheus Holdings, Inc. (A)	4,910	67,414
LeMaitre Vascular, Inc. (B)	2,084	56,039
LivaNova PLC (A)	19,129	1,023,210
Masimo Corp. (A)	13,152	3,158,979
Medtronic PLC	187,089	18,443,234
Meridian Bioscience, Inc. (A)	5,350	82,711
Merit Medical Systems, Inc. (A)(B)	6,784	305,212
Mesa Laboratories, Inc. (B)	502	132,654
Misonix, Inc. (A)	1,235	17,204
Natus Medical, Inc. (A)	4,297	91,956
Neogen Corp. (A)	6,555	466,847
Nevro Corp. (A)(B)	3,776	474,266
Novocure, Ltd. (A)	10,983	740,584
NuVasive, Inc. (A)	20,531	1,244,179
Olympus Corp.	181,224	3,150,995
OraSure Technologies, Inc. (A)(B)	7,761	112,845
Orthofix Medical, Inc. (A)	2,323	79,168
OrthoPediatrics Corp. (A)(B)	1,269	58,539
Penumbra, Inc. (A)	8,611	1,484,709
Pulse Biosciences, Inc. (A)(B)	1,533	13,935
Quidel Corp. (A)	4,519	790,825
ResMed, Inc.	20,070	3,227,657
Rockwell Medical, Inc. (A)(B)	8,974	19,204
RTI Surgical Holdings, Inc. (A)	7,533	20,490
SeaSpine Holdings Corp. (A)	2,880	30,672
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	261,200	458,151
Shockwave Medical, Inc. (A)(B)	3,232	142,240
SI-BONE, Inc. (A)	2,475	43,288
Siemens Healthineers AG (C)	21,514	1,117,029
Sientra, Inc. (A)	5,194	20,153
Silk Road Medical, Inc. (A)(B)	2,045	78,262
Smith & Nephew PLC	77,578	1,582,709
Sonova Holding AG	6,873	1,515,218
STAAR Surgical Company (A)	5,626	218,289
STERIS PLC	11,834	1,963,142
Straumann Holding AG	1,298	1,058,604
Stryker Corp.	44,942	8,796,498
Surmodics, Inc. (A)	1,675	61,942
Sysmex Corp.	26,000	2,086,493
Tactile Systems Technology, Inc. (A)(B)	2,321	112,452
Tandem Diabetes Care, Inc. (A)	7,089	589,450
Teleflex, Inc.	6,462	2,344,801
Terumo Corp.	100,246	3,943,049
The Cooper Companies, Inc.	6,919	2,193,185
Top Glove Corp. BHD	157,600	483,121
TransMedics Group, Inc. (A)	1,887	24,927
Utah Medical Products, Inc.	445	44,269
Vapotherm, Inc. (A)(B)	1,909	50,837
Varex Imaging Corp. (A)	4,800	90,048
Varian Medical Systems, Inc. (A)	12,687	1,540,075
ViewRay, Inc. (A)	14,083	24,645
West Pharmaceutical Services, Inc.	10,327	2,231,045
Wright Medical Group NV (A)(B)	15,963	471,707
Zimmer Biomet Holdings, Inc.	28,710	3,627,221
Zynex, Inc. (A)	1,966	38,140
		200,868,907
Health care providers and services – 2.0%
1Life Healthcare, Inc. (A)(B)	2,442	78,877
Acadia Healthcare Company, Inc. (A)	23,744	679,316
Addus HomeCare Corp. (A)	1,566	154,971
Alfresa Holdings Corp.	29,200	589,406

85

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Amedisys, Inc. (A)	12,606	$2,420,982
American Renal Associates Holdings, Inc. (A)	2,525	15,630
AmerisourceBergen Corp.	20,982	2,000,424
AMN Healthcare Services, Inc. (A)	5,815	257,953
Anthem, Inc.	35,393	10,409,435
Apollo Medical Holdings, Inc. (A)	1,064	20,099
Bangkok Dusit Medical Services PCL, NVDR	977,700	691,577
BioTelemetry, Inc. (A)	4,195	197,920
Brookdale Senior Living, Inc. (A)	23,790	87,071
Bumrungrad Hospital PCL, NVDR	43,800	165,377
Cardinal Health, Inc.	40,825	2,232,719
Catasys, Inc. (A)(B)	922	18,265
Celltrion Healthcare Company, Ltd. (A)	10,499	773,468
Centene Corp. (A)	81,489	5,398,646
Chemed Corp.	4,292	2,053,765
Cigna Corp.	52,123	10,284,910
Community Health Systems, Inc. (A)	11,165	35,170
CorVel Corp. (A)	1,140	77,395
Cross Country Healthcare, Inc. (A)	4,706	28,565
CVS Health Corp.	181,589	11,906,791
DaVita, Inc. (A)(B)	12,517	1,013,376
Encompass Health Corp.	26,433	1,936,217
Enzo Biochem, Inc. (A)	5,857	16,692
Fresenius Medical Care AG & Company KGaA	30,915	2,615,312
Fresenius SE & Company KGaA	60,639	2,931,500
Genesis Healthcare, Inc. (A)	11,561	9,967
Hanger, Inc. (A)	4,608	84,603
Hapvida Participacoes e Investimentos SA (C)	22,500	231,312
HCA Healthcare, Inc.	36,927	3,947,496
HealthEquity, Inc. (A)	27,766	1,720,659
Henry Schein, Inc. (A)	20,481	1,243,606
Humana, Inc.	18,484	7,590,455
IHH Healthcare BHD	229,609	287,355
Laboratory Corp. of America Holdings (A)	13,553	2,376,112
LHC Group, Inc. (A)	11,743	1,908,355
Life Healthcare Group Holdings, Ltd.	164,304	170,676
Magellan Health, Inc. (A)	2,782	208,622
McKesson Corp.	22,543	3,576,898
Medipal Holdings Corp.	28,400	562,616
MEDNAX, Inc. (A)	22,599	350,962
Molina Healthcare, Inc. (A)	16,809	3,123,448
National HealthCare Corp.	1,524	102,215
National Research Corp.	1,521	86,271
NMC Health PLC	8,800	3,175
Notre Dame Intermedica Participacoes SA	49,100	573,231
Option Care Health, Inc. (A)	3,905	59,356
Owens & Minor, Inc. (B)	7,790	61,775
Patterson Companies, Inc.	33,667	662,903
PetIQ, Inc. (A)	2,513	77,099
Progyny, Inc. (A)	1,515	37,814
Quest Diagnostics, Inc.	18,801	2,223,782
R1 RCM, Inc. (A)(B)	13,179	139,829
RadNet, Inc. (A)	5,328	90,789
Ramsay Health Care, Ltd.	27,056	1,265,312
Ryman Healthcare, Ltd.	24,928	187,970
Select Medical Holdings Corp. (A)	13,897	224,298
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	106,500	168,832
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Sinopharm Group Company, Ltd., H Shares	174,300	$430,472
Sonic Healthcare, Ltd.	58,757	1,104,545
Surgery Partners, Inc. (A)	3,121	41,837
Suzuken Company, Ltd.	11,200	407,472
Tenet Healthcare Corp. (A)	40,877	889,484
The Ensign Group, Inc.	6,399	279,764
The Joint Corp. (A)	1,728	26,110
The Pennant Group, Inc. (A)	3,211	81,848
The Providence Service Corp. (A)(B)	1,476	118,818
Tivity Health, Inc. (A)	6,093	64,890
Triple-S Management Corp., Class B (A)(B)	2,881	57,332
UnitedHealth Group, Inc.	132,240	40,313,364
Universal Health Services, Inc., Class B	11,212	1,182,305
US Physical Therapy, Inc. (B)	1,596	118,327
		137,566,190
Health care technology – 0.2%
Alibaba Health Information Technology, Ltd. (A)	463,100	1,094,341
Allscripts Healthcare Solutions, Inc. (A)	64,134	405,327
Castlight Health, Inc., B Shares (A)	15,345	12,087
Cerner Corp.	43,841	3,196,009
Computer Programs & Systems, Inc.	1,632	36,100
Evolent Health, Inc., Class A (A)(B)	9,502	84,378
Health Catalyst, Inc. (A)(B)	2,433	66,032
HealthStream, Inc. (A)	3,315	75,516
HMS Holdings Corp. (A)	11,128	347,639
Inovalon Holdings, Inc., Class A (A)(B)	9,224	173,596
Inspire Medical Systems, Inc. (A)	1,699	138,536
Livongo Health, Inc. (A)	6,510	390,144
M3, Inc.	68,500	2,767,009
NextGen Healthcare, Inc. (A)	7,008	72,323
Omnicell, Inc. (A)	5,236	350,341
OptimizeRx Corp. (A)	1,803	20,482
Phreesia, Inc. (A)	3,462	101,506
Ping An Healthcare and Technology Company, Ltd. (A)(C)	41,200	547,376
Schrodinger, Inc. (A)	1,748	119,651
Simulations Plus, Inc.	1,466	74,282
Tabula Rasa HealthCare, Inc. (A)(B)	2,469	131,919
Teladoc Health, Inc. (A)(B)	9,127	1,588,646
Vocera Communications, Inc. (A)(B)	3,973	77,990
		11,871,230
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	43,020	3,791,783
Bio-Rad Laboratories, Inc., Class A (A)	5,793	2,846,217
Bio-Techne Corp.	10,217	2,705,462
Charles River Laboratories International, Inc. (A)	13,093	2,352,288
ChromaDex Corp. (A)	5,371	25,835
Codexis, Inc. (A)	6,769	84,071
Eurofins Scientific SE	630	428,333
Fluidigm Corp. (A)	9,077	39,576
Genscript Biotech Corp. (A)	119,400	263,557
Illumina, Inc. (A)	20,435	7,418,927
IQVIA Holdings, Inc. (A)	25,086	3,750,859
Lonza Group AG	9,324	4,604,382
Luminex Corp.	5,290	164,836
Medpace Holdings, Inc. (A)	3,480	323,014
Mettler-Toledo International, Inc. (A)	3,386	2,691,870
NanoString Technologies, Inc. (A)	4,322	131,951
NeoGenomics, Inc. (A)	12,036	321,241
Pacific Biosciences of California, Inc. (A)(B)	18,325	64,504

86

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
PerkinElmer, Inc.	15,445	$1,551,759
Personalis, Inc. (A)	2,455	29,067
PRA Health Sciences, Inc. (A)	16,956	1,754,946
QIAGEN NV (A)	32,715	1,429,610
Quanterix Corp. (A)	1,715	47,317
Repligen Corp. (A)	19,161	2,509,516
Samsung Biologics Company, Ltd. (A)(C)	3,286	1,656,814
Sartorius Stedim Biotech	1,484	403,914
Syneos Health, Inc. (A)	24,570	1,498,524
Thermo Fisher Scientific, Inc.	55,745	19,465,597
Waters Corp. (A)	8,957	1,790,056
WuXi AppTec Company, Ltd., H Shares (C)	26,572	282,628
Wuxi Biologics Cayman, Inc. (A)(C)	99,700	1,574,437
		66,002,891
Pharmaceuticals – 4.5%
AcelRx Pharmaceuticals, Inc. (A)	10,772	14,973
Aerie Pharmaceuticals, Inc. (A)(B)	5,405	75,832
AMAG Pharmaceuticals, Inc. (A)(B)	4,438	34,217
Amneal Pharmaceuticals, Inc. (A)(B)	15,193	73,990
Amphastar Pharmaceuticals, Inc. (A)	4,577	85,315
ANI Pharmaceuticals, Inc. (A)	1,177	36,558
Arvinas, Inc. (A)(B)	2,673	88,931
Aspen Pharmacare Holdings, Ltd. (A)	48,254	386,048
Astellas Pharma, Inc.	293,600	5,246,025
AstraZeneca PLC	116,148	12,509,102
Aurora Cannabis, Inc. (A)(B)	15,816	221,356
Axsome Therapeutics, Inc. (A)(B)	3,409	262,425
Bausch Health Companies, Inc. (A)	54,868	1,010,606
Bayer AG	142,397	9,734,198
BioDelivery Sciences International, Inc. (A)	10,704	51,165
Bristol-Myers Squibb Company	262,148	15,655,479
Canopy Growth Corp. (A)(B)	35,862	630,584
Cara Therapeutics, Inc. (A)(B)	5,082	80,651
Catalent, Inc. (A)	41,487	3,224,785
Chiasma, Inc. (A)	4,527	28,294
China Medical System Holdings, Ltd.	175,500	201,256
China Resources Pharmaceutical Group, Ltd. (C)	204,000	111,535
China Traditional Chinese Medicine Holdings Company, Ltd.	292,400	124,573
Chugai Pharmaceutical Company, Ltd.	34,700	5,127,691
Collegium Pharmaceutical, Inc. (A)(B)	4,061	89,545
Corcept Therapeutics, Inc. (A)(B)	12,110	183,345
CorMedix, Inc. (A)(B)	3,431	15,165
Cronos Group, Inc. (A)(B)	33,016	216,534
CSPC Pharmaceutical Group, Ltd.	601,100	1,184,944
Cymabay Therapeutics, Inc. (A)	9,112	33,760
Daiichi Sankyo Company, Ltd.	88,100	8,278,337
Eisai Company, Ltd.	39,154	3,073,244
Elanco Animal Health, Inc. (A)(D)	6,772	0
Eli Lilly & Company	94,485	14,451,481
Eloxx Pharmaceuticals, Inc. (A)	3,542	12,007
Endo International PLC (A)	28,614	110,450
Evofem Biosciences, Inc. (A)	1,886	10,298
Evolus, Inc. (A)	2,556	11,681
Fulcrum Therapeutics, Inc. (A)	1,656	32,971
GlaxoSmithKline PLC	441,799	9,150,853
H Lundbeck A/S	11,296	436,060
Hanmi Pharm Company, Ltd.	1,266	243,183
Hansoh Pharmaceutical Group Company, Ltd. (A)(C)	66,000	288,401
Hisamitsu Pharmaceutical Company, Inc.	7,900	399,990
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Hutchison China MediTech, Ltd., ADR (A)	7,700	$167,937
Hypera SA	38,379	231,728
Innoviva, Inc. (A)(B)	8,074	112,794
Intersect ENT, Inc. (A)	3,997	44,567
Intra-Cellular Therapies, Inc. (A)	6,679	139,458
Ipsen SA	2,062	161,332
Johnson & Johnson	294,319	43,779,951
Kala Pharmaceuticals, Inc. (A)	3,056	37,619
Kalbe Farma Tbk PT	2,056,110	199,439
Kaleido Biosciences, Inc. (A)(B)	1,575	11,372
Kyowa Kirin Company, Ltd.	37,828	1,026,534
Lannett Company, Inc. (A)	4,126	31,564
Liquidia Technologies, Inc. (A)	1,812	16,743
Luye Pharma Group, Ltd. (C)	150,100	75,433
Mallinckrodt PLC (A)(B)	10,842	30,574
Marinus Pharmaceuticals, Inc. (A)	10,694	27,163
Menlo Therapeutics, Inc. (A)	6,454	15,425
Merck & Company, Inc.	284,713	22,982,033
Merck KGaA	18,718	2,157,718
Mylan NV (A)	57,716	985,212
MyoKardia, Inc. (A)	6,261	640,438
Nektar Therapeutics (A)(B)	47,161	1,023,394
NGM Biopharmaceuticals, Inc. (A)	3,097	61,104
Nippon Shinyaku Company, Ltd.	7,100	613,529
Novartis AG	269,390	23,451,987
Novo Nordisk A/S, B Shares	289,663	18,974,271
Ocular Therapeutix, Inc. (A)	5,469	38,502
Odonate Therapeutics, Inc. (A)	1,237	40,413
Omeros Corp. (A)(B)	6,523	97,062
Ono Pharmaceutical Company, Ltd.	57,600	1,652,157
Optinose, Inc. (A)	3,857	16,662
Orion OYJ, Class B	13,598	727,814
Otsuka Holdings Company, Ltd.	60,700	2,737,694
Pacira BioSciences, Inc. (A)	5,191	228,144
Paratek Pharmaceuticals, Inc. (A)	4,434	19,687
Perrigo Company PLC	15,219	833,545
Pfizer, Inc.	618,874	23,634,798
Phathom Pharmaceuticals, Inc. (A)	1,378	58,262
Phibro Animal Health Corp., Class A	2,595	67,989
Prestige Consumer Healthcare, Inc. (A)	19,820	836,404
Reata Pharmaceuticals, Inc., Class A (A)(B)	2,864	416,196
Recordati SpA	10,340	470,884
Recro Pharma, Inc. (A)	2,591	11,711
Revance Therapeutics, Inc. (A)(B)	6,560	137,104
Richter Gedeon NYRT	23,668	517,275
Roche Holding AG	88,076	30,573,073
Sanofi	62,189	6,083,003
Santen Pharmaceutical Company, Ltd.	55,700	1,031,679
Satsuma Pharmaceuticals, Inc. (A)	594	15,563
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	66,500	213,294
Shionogi & Company, Ltd.	41,863	2,482,513
SIGA Technologies, Inc. (A)	6,976	41,786
Sino Biopharmaceutical, Ltd.	888,350	1,403,709
SSY Group, Ltd.	193,300	119,168
Strongbridge Biopharma PLC (A)	4,897	16,748
Sumitomo Dainippon Pharma Company, Ltd.	24,800	351,235
Supernus Pharmaceuticals, Inc. (A)	6,258	150,943
Taisho Pharmaceutical Holdings Company, Ltd.	5,200	331,204
Takeda Pharmaceutical Company, Ltd.	232,528	9,096,330

87

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries, Ltd., ADR (A)(B)	125,036	$1,566,701
TherapeuticsMD, Inc. (A)(B)	29,269	33,074
Theravance Biopharma, Inc. (A)	6,237	157,484
Tricida, Inc. (A)(B)	2,797	75,127
UCB SA	7,266	727,219
Verrica Pharmaceuticals, Inc. (A)	1,728	19,837
Vifor Pharma AG	5,702	873,753
WaVe Life Sciences, Ltd. (A)	2,975	30,286
Xeris Pharmaceuticals, Inc. (A)	4,814	24,744
Yuhan Corp.	9,250	389,164
Zoetis, Inc.	53,263	7,424,330
Zogenix, Inc. (A)	5,415	157,739
Zynerba Pharmaceuticals, Inc. (A)(B)	3,082	16,211
		306,185,377
		859,044,395
Industrials – 10.0%
Aerospace and defense – 1.1%
AAR Corp.	4,268	86,086
Aerojet Rocketdyne Holdings, Inc. (A)	9,216	404,122
AeroVironment, Inc. (A)	2,693	190,745
Airbus SE (A)	32,291	2,063,621
Aselsan Elektronik Sanayi Ve Ticaret AS	23,102	102,307
Astronics Corp. (A)	3,108	28,376
AviChina Industry & Technology Company, Ltd., H Shares	311,300	142,393
Axon Enterprise, Inc. (A)	23,282	1,768,501
BAE Systems PLC	285,693	1,763,246
Bombardier, Inc., Class B (A)	372,355	120,346
CAE, Inc.	46,288	694,564
Cubic Corp.	3,963	163,315
Curtiss-Wright Corp.	11,444	1,147,833
Dassault Aviation SA (A)	137	115,723
Ducommun, Inc. (A)	1,380	44,436
Embraer SA (A)	71,908	96,348
General Dynamics Corp.	30,251	4,441,754
Howmet Aerospace, Inc.	50,002	654,026
Huntington Ingalls Industries, Inc.	5,280	1,055,419
Korea Aerospace Industries, Ltd.	14,669	301,528
Kratos Defense & Security Solutions, Inc. (A)	11,411	211,674
L3Harris Technologies, Inc.	28,536	5,691,505
Leonardo SpA	42,825	268,848
Lockheed Martin Corp.	32,043	12,446,783
Maxar Technologies, Inc.	7,574	114,140
Meggitt PLC	73,717	254,810
Mercury Systems, Inc. (A)	21,741	1,942,558
Moog, Inc., Class A	3,939	213,848
MTU Aero Engines AG	7,593	1,227,228
National Presto Industries, Inc. (B)	616	55,434
Northrop Grumman Corp.	20,233	6,782,102
Park Aerospace Corp.	2,416	29,306
Parsons Corp. (A)	2,405	97,787
Raytheon Technologies Corp.	189,488	12,225,766
Rolls-Royce Holdings PLC (A)	154,285	525,874
Safran SA (A)	18,188	1,752,575
Singapore Technologies Engineering, Ltd.	69,400	157,169
Teledyne Technologies, Inc. (A)	9,777	3,657,771
Textron, Inc.	29,467	912,593
Thales SA	5,851	447,852
The Boeing Company	69,017	10,066,129
TransDigm Group, Inc.	6,428	2,730,743
Triumph Group, Inc.	6,449	48,303
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Vectrus, Inc. (A)	1,417	$77,822
		77,323,309
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	7,425	159,935
Atlas Air Worldwide Holdings, Inc. (A)	2,965	115,813
BEST, Inc., ADR (A)	25,200	130,536
C.H. Robinson Worldwide, Inc.	23,452	1,902,661
Deutsche Post AG	143,087	4,481,229
DSV Panalpina A/S	34,696	3,677,723
Echo Global Logistics, Inc. (A)	3,454	71,498
Expeditors International of Washington, Inc.	29,531	2,255,282
FedEx Corp.	41,624	5,434,429
Forward Air Corp.	3,598	178,749
Hub Group, Inc., Class A (A)	4,091	191,336
Hyundai Glovis Company, Ltd.	3,794	347,380
Radiant Logistics, Inc. (A)	5,317	21,215
SG Holdings Company, Ltd.	22,100	722,638
Sinotrans, Ltd., H Shares	276,200	57,505
United Parcel Service, Inc., Class B	121,516	12,116,360
XPO Logistics, Inc. (A)(B)	24,744	1,950,075
Yamato Holdings Company, Ltd.	48,000	1,067,900
ZTO Express Cayman, Inc., ADR	40,600	1,324,372
		36,206,636
Airlines – 0.2%
Air Canada (A)	23,152	267,362
Air China, Ltd., H Shares (B)	216,966	131,405
AirAsia Group BHD	154,346	24,598
Alaska Air Group, Inc. (B)	21,359	730,264
Allegiant Travel Company	1,646	175,381
American Airlines Group, Inc. (B)	67,604	709,842
ANA Holdings, Inc. (A)	17,700	427,639
China Airlines, Ltd.	261,000	71,395
China Eastern Airlines Corp., Ltd., H Shares	216,400	73,815
China Southern Airlines Company, Ltd., H Shares (B)	194,900	81,179
Delta Air Lines, Inc.	99,813	2,516,286
Deutsche Lufthansa AG (A)(B)	34,171	347,369
easyJet PLC	14,880	126,434
Eva Airways Corp.	292,066	107,121
Hawaiian Holdings, Inc.	5,809	83,824
Japan Airlines Company, Ltd.	17,800	349,534
JetBlue Airways Corp. (A)	77,393	779,348
Korean Air Lines Company, Ltd. (A)	9,149	153,982
Latam Airlines Group SA (A)	38,423	41,284
Mesa Air Group, Inc. (A)	3,737	12,145
Qantas Airways, Ltd.	98,076	261,806
Singapore Airlines, Ltd.	23,840	64,527
SkyWest, Inc.	6,225	199,636
Southwest Airlines Company	91,349	2,932,303
Spirit Airlines, Inc. (A)(B)	8,769	113,559
Turk Hava Yollari AO (A)	38,666	71,122
United Airlines Holdings, Inc. (A)(B)	43,222	1,211,945
		12,065,105
Building products – 0.5%
AAON, Inc.	5,178	280,493
Advanced Drainage Systems, Inc.	5,475	242,762
AGC, Inc.	28,384	805,066
Allegion PLC	9,100	907,270
American Woodmark Corp. (A)	2,151	134,997
AO Smith Corp. (B)	13,424	637,640
Apogee Enterprises, Inc. (B)	3,376	69,714
Armstrong Flooring, Inc. (A)	3,030	10,363

88

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Assa Abloy AB, B Shares	146,297	$2,985,976
Builders FirstSource, Inc. (A)	14,416	299,997
Caesarstone, Ltd.	2,998	33,398
Carrier Global Corp. (A)	79,471	1,626,771
China Lesso Group Holdings, Ltd.	138,000	167,773
Cie de Saint-Gobain	27,345	894,879
Cornerstone Building Brands, Inc. (A)	6,052	32,802
CSW Industrials, Inc.	1,858	132,958
Daikin Industries, Ltd.	38,600	5,683,664
Fortune Brands Home & Security, Inc.	13,631	830,946
Geberit AG	4,582	2,241,929
Gibraltar Industries, Inc. (A)	4,082	179,649
Griffon Corp.	4,647	78,070
Insteel Industries, Inc.	2,368	41,795
JELD-WEN Holding, Inc. (A)	8,619	117,477
Johnson Controls International PLC	75,563	2,373,434
Kingspan Group PLC	21,241	1,311,471
Lennox International, Inc. (B)	9,400	2,010,096
LIXIL Group Corp.	41,100	574,173
Masco Corp.	27,826	1,298,083
Masonite International Corp. (A)	3,123	207,305
Owens Corning	29,164	1,531,110
Patrick Industries, Inc.	2,863	148,504
PGT Innovations, Inc. (A)	7,243	98,577
Quanex Building Products Corp. (B)	4,290	53,196
Resideo Technologies, Inc. (A)	32,925	232,451
Simpson Manufacturing Company, Inc.	5,633	450,978
TOTO, Ltd.	21,800	868,042
Trane Technologies PLC	23,469	2,117,138
Trex Company, Inc. (A)(B)	23,063	2,770,328
UFP Industries, Inc.	7,515	343,661
		34,824,936
Commercial services and supplies – 0.6%
ABM Industries, Inc.	8,423	258,839
ACCO Brands Corp.	12,167	75,314
Advanced Disposal Services, Inc. (A)(B)	9,140	284,985
A-Living Services Company, Ltd., H Shares (C)	55,250	298,762
Brady Corp., Class A	6,093	311,535
Brambles, Ltd.	202,166	1,573,656
BrightView Holdings, Inc. (A)	4,009	54,883
Casella Waste Systems, Inc., Class A (A)	5,790	295,001
CECO Environmental Corp. (A)	4,137	21,967
China Everbright International, Ltd.	479,500	248,224
Cimpress PLC (A)(B)	2,375	214,059
Cintas Corp.	11,339	2,811,618
Clean Harbors, Inc. (A)	13,764	817,444
CompX International, Inc.	240	3,377
Copart, Inc. (A)	27,666	2,473,064
Country Garden Services Holdings Company, Ltd. (A)	155,400	736,286
Covanta Holding Corp.	15,059	135,531
Dai Nippon Printing Company, Ltd.	37,600	857,153
Deluxe Corp.	16,701	389,634
Ennis, Inc. (B)	3,279	58,366
G4S PLC	141,054	157,891
Greentown Service Group Company, Ltd.	137,000	184,617
Harsco Corp. (A)	9,966	111,221
Healthcare Services Group, Inc.	29,308	701,047
Heritage-Crystal Clean, Inc. (A)	1,986	33,683
Herman Miller, Inc.	23,315	536,711
HNI Corp.	16,914	430,800
Interface, Inc.	7,436	63,132
ISS A/S (A)	26,072	435,641
KAR Auction Services, Inc.	34,522	495,391
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Kimball International, Inc., Class B	4,599	$51,463
Knoll, Inc.	6,275	66,264
Matthews International Corp., Class A	3,899	80,709
McGrath RentCorp	3,058	170,514
Mobile Mini, Inc.	5,572	178,527
MSA Safety, Inc.	14,007	1,665,993
Park24 Company, Ltd.	17,900	345,778
PICO Holdings, Inc. (A)	2,562	21,470
Pitney Bowes, Inc. (B)	21,865	51,820
Quad/Graphics, Inc.	4,598	13,104
Rentokil Initial PLC	164,472	1,017,186
Republic Services, Inc.	28,487	2,434,499
Rollins, Inc.	19,043	795,997
RR Donnelley & Sons Company	9,970	10,867
S-1 Corp.	3,264	245,456
Secom Company, Ltd.	32,494	2,820,446
Securitas AB, B Shares (A)	45,904	612,862
Sohgo Security Services Company, Ltd.	11,000	541,581
SP Plus Corp. (A)	2,932	59,725
Steelcase, Inc., Class A	11,190	129,580
Stericycle, Inc. (A)	24,430	1,339,497
Team, Inc. (A)	4,067	20,050
Tetra Tech, Inc.	21,511	1,697,218
The Brink's Company	19,741	791,614
Toppan Printing Company, Ltd.	43,800	750,592
UniFirst Corp.	1,907	342,879
US Ecology, Inc. (B)	3,094	104,175
Viad Corp.	2,613	47,922
VSE Corp.	1,156	30,056
Waste Management, Inc.	52,786	5,634,906
		37,142,582
Construction and engineering – 0.4%
ACS Actividades de Construccion y Servicios SA	37,303	954,585
AECOM (A)	42,112	1,632,682
Aegion Corp. (A)	3,953	59,335
Ameresco, Inc., Class A (A)	2,833	60,796
Arcosa, Inc.	6,104	232,990
Argan, Inc.	1,857	68,690
Bouygues SA (A)	12,169	373,353
China Communications Construction Company, Ltd., H Shares	566,865	362,568
China Communications Services Corp., Ltd., H Shares	303,200	202,198
China Conch Venture Holdings, Ltd.	207,400	936,074
China Railway Construction Corp., Ltd., H Shares	251,600	225,908
China Railway Group, Ltd., H Shares	484,200	265,834
China State Construction International Holdings, Ltd.	259,900	160,996
CIMIC Group, Ltd.	12,103	201,805
Comfort Systems USA, Inc.	4,619	170,903
Concrete Pumping Holdings, Inc. (A)	3,873	12,897
Construction Partners, Inc., Class A (A)	2,326	41,170
Daelim Industrial Company, Ltd.	5,641	422,122
Daewoo Engineering & Construction Company, Ltd. (A)	39,456	122,545
Dycom Industries, Inc. (A)	12,310	518,251
Eiffage SA (A)	4,301	392,618
EMCOR Group, Inc.	22,102	1,404,582
Ferrovial SA	70,758	1,928,283
Fluor Corp.	37,578	436,281
Gamuda BHD	181,900	163,568
Granite Construction, Inc. (B)	6,020	105,952
Great Lakes Dredge & Dock Corp. (A)	7,766	71,991

89

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
GS Engineering & Construction Corp.	12,411	$287,304
HDC Hyundai Development Co-Engineering & Construction, Series E	8,134	131,424
HOCHTIEF AG	3,493	309,476
Hyundai Engineering & Construction Company, Ltd.	15,691	435,119
IES Holdings, Inc. (A)	1,044	24,430
IJM Corp. BHD	287,300	127,282
Jacobs Engineering Group, Inc.	26,359	2,214,683
JGC Holdings Corp.	34,400	370,962
Kajima Corp.	70,400	799,389
MasTec, Inc. (A)	23,746	929,656
Metallurgical Corp. of China, Ltd., H Shares	364,800	56,704
MYR Group, Inc. (A)	2,060	59,349
Northwest Pipe Company (A)	1,223	30,685
NV5 Global, Inc. (A)	1,320	62,251
Obayashi Corp.	101,900	944,895
Primoris Services Corp.	5,656	94,399
Quanta Services, Inc.	27,681	1,022,259
Samsung Engineering Company, Ltd. (A)	31,453	309,005
Shimizu Corp.	92,100	779,606
Sinopec Engineering Group Company, Ltd., H Shares	189,100	79,515
Skanska AB, B Shares (A)	49,606	997,222
Sterling Construction Company, Inc. (A)	3,391	30,689
Taisei Corp.	31,400	1,090,764
Tutor Perini Corp. (A)	5,157	54,149
Valmont Industries, Inc.	5,771	657,894
Vinci SA	28,249	2,635,495
WillScot Corp. (A)(B)	6,625	88,378
WSP Global, Inc.	18,612	1,201,193
		27,353,154
Electrical equipment – 0.7%
ABB, Ltd.	230,569	4,575,005
Acuity Brands, Inc.	10,622	915,085
Allied Motion Technologies, Inc.	929	33,621
American Superconductor Corp. (A)	2,959	21,453
AMETEK, Inc.	34,885	3,199,303
Atkore International Group, Inc. (A)	6,001	161,067
AZZ, Inc.	3,299	104,446
Bloom Energy Corp., Class A (A)	7,065	56,732
Eaton Corp. PLC	63,088	5,356,171
Emerson Electric Company	92,962	5,672,541
Encore Wire Corp.	2,597	125,409
EnerSys	16,726	1,058,756
Fuji Electric Company, Ltd.	20,000	534,297
Generac Holdings, Inc. (A)	24,480	2,723,890
Hubbell, Inc.	14,580	1,784,884
Legrand SA	14,444	989,656
Melrose Industries PLC	432,903	624,099
Mitsubishi Electric Corp.	284,318	3,753,406
Neoplux Company, Ltd. (A)	255	412
Nidec Corp.	69,500	4,278,186
nVent Electric PLC	41,718	764,691
Plug Power, Inc. (A)(B)	37,714	158,776
Powell Industries, Inc.	1,153	30,670
Preformed Line Products Company	404	20,051
Prysmian SpA	24,376	522,450
Regal Beloit Corp.	10,976	873,031
Rockwell Automation, Inc.	17,633	3,811,549
Schneider Electric SE	29,059	2,877,212
Schneider Electric SE (Euronext London Exchange)	1,474	147,268
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Shanghai Electric Group Company, Ltd., H Shares	321,436	$89,421
Siemens Gamesa Renewable Energy SA	34,406	584,540
Sunrun, Inc. (A)	14,311	238,994
Thermon Group Holdings, Inc. (A)	4,215	67,566
TPI Composites, Inc. (A)	3,698	76,734
Vestas Wind Systems A/S	30,960	3,162,120
Vicor Corp. (A)	2,248	137,083
Vivint Solar, Inc. (A)	5,667	42,616
WEG SA	84,798	664,712
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	95,600	86,665
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	70,900	184,484
		50,509,052
Industrial conglomerates – 1.2%
3M Company	104,196	16,300,422
Aboitiz Equity Ventures, Inc.	267,760	226,689
Alfa SAB de CV, Class A	401,900	213,143
Ayala Corp.	38,695	572,968
Carlisle Companies, Inc.	15,193	1,821,033
CITIC, Ltd.	755,333	724,662
CJ Corp.	2,966	220,815
CK Hutchison Holdings, Ltd.	329,472	2,028,518
DCC PLC	8,764	735,152
Far Eastern New Century Corp.	396,133	355,510
Fosun International, Ltd.	334,500	432,971
General Electric Company	1,582,458	10,396,749
Grupo Carso SAB de CV, Series A1	60,500	139,883
GT Capital Holdings, Inc.	13,068	100,090
HAP Seng Consolidated BHD	65,000	112,049
Honeywell International, Inc.	129,470	18,883,200
Jardine Matheson Holdings, Ltd.	26,632	1,070,958
Jardine Strategic Holdings, Ltd.	27,000	539,530
JG Summit Holdings, Inc.	393,140	378,831
Keihan Holdings Company, Ltd.	14,700	700,908
Keppel Corp., Ltd.	67,631	283,652
KOC Holding AS	48,689	115,118
LG Corp.	19,127	977,693
Lotte Corp.	5,132	142,410
NWS Holdings, Ltd.	185,230	146,101
Raven Industries, Inc.	4,590	98,456
Roper Technologies, Inc.	18,855	7,425,099
Samsung C&T Corp.	17,042	1,369,607
Sembcorp Industries, Ltd.	45,500	43,861
Shanghai Industrial Holdings, Ltd.	66,270	103,624
Siemens AG	110,815	12,217,875
Sime Darby BHD	292,800	141,113
SK Holdings Company, Ltd.	7,018	1,360,678
SM Investments Corp. (A)	32,985	597,756
Smiths Group PLC	35,197	573,875
The Bidvest Group, Ltd.	34,766	301,782
Toshiba Corp.	60,000	1,645,542
		83,498,323
Machinery – 2.0%
AGCO Corp.	16,804	928,085
Airtac International Group	15,000	258,604
Alamo Group, Inc.	1,232	127,290
Albany International Corp., Class A	3,879	233,904
Alfa Laval AB (A)	46,004	934,896
Alstom SA	10,476	440,930
Altra Industrial Motion Corp.	8,161	252,991
Amada Company, Ltd.	52,300	467,358
ANDRITZ AG	14,901	558,278
Astec Industries, Inc. (B)	2,835	120,431

90

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Atlas Copco AB, A Shares	98,339	$3,889,794
Atlas Copco AB, B Shares	57,005	2,026,079
Barnes Group, Inc.	5,969	225,509
Blue Bird Corp. (A)	2,010	28,844
Briggs & Stratton Corp.	6,077	9,966
Caterpillar, Inc.	73,677	8,850,818
Chart Industries, Inc. (A)(B)	4,580	179,765
CIRCOR International, Inc. (A)	2,565	41,245
CNH Industrial NV (A)	103,269	630,246
Colfax Corp. (A)(B)	22,414	628,937
Columbus McKinnon Corp.	2,973	90,409
Commercial Vehicle Group, Inc. (A)	4,313	10,912
Crane Company	13,667	761,525
CRRC Corp., Ltd., H Shares	571,700	268,659
Cummins, Inc.	20,424	3,463,910
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	7,416	131,257
Daifuku Company, Ltd.	15,700	1,228,248
Deere & Company	41,977	6,385,541
Donaldson Company, Inc.	33,929	1,609,931
Doosan Bobcat, Inc.	10,121	194,405
Douglas Dynamics, Inc.	2,816	102,897
Dover Corp.	19,366	1,883,344
Energy Recovery, Inc. (A)	4,799	36,880
Enerpac Tool Group Corp.	7,009	125,461
EnPro Industries, Inc.	2,621	118,155
Epiroc AB, A Shares	96,409	1,079,161
Epiroc AB, B Shares	57,243	641,852
ESCO Technologies, Inc.	3,220	266,004
Evoqua Water Technologies Corp. (A)	9,633	181,197
FANUC Corp.	30,100	5,378,825
Federal Signal Corp.	7,534	219,541
Flowserve Corp.	17,445	455,315
Fortive Corp.	39,396	2,402,368
Franklin Electric Company, Inc.	5,832	295,799
GEA Group AG	21,997	659,283
Gencor Industries, Inc. (A)	1,251	14,899
Graco, Inc.	44,711	2,155,517
Graham Corp.	1,351	15,455
Haitian International Holdings, Ltd.	82,200	174,918
Helios Technologies, Inc.	3,735	133,601
Hillenbrand, Inc.	9,259	238,327
Hino Motors, Ltd.	45,900	311,228
Hitachi Construction Machinery Company, Ltd.	16,900	445,804
Hiwin Technologies Corp.	28,169	288,947
Hoshizaki Corp.	8,400	678,166
Hurco Companies, Inc.	837	26,165
Hyster-Yale Materials Handling, Inc.	1,323	48,435
Hyundai Heavy Industries Holdings Company, Ltd.	1,960	430,035
IDEX Corp.	10,140	1,616,012
IHI Corp.	23,300	336,015
Illinois Tool Works, Inc.	38,992	6,724,560
Ingersoll Rand, Inc. (A)	46,132	1,300,922
ITT, Inc.	23,511	1,356,585
John Bean Technologies Corp. (B)	3,948	324,328
Kadant, Inc.	1,383	133,916
Kawasaki Heavy Industries, Ltd.	22,400	355,803
Kennametal, Inc.	32,617	904,796
KION Group AG	9,382	525,240
Knorr-Bremse AG	6,825	722,853
Komatsu, Ltd.	143,900	2,909,861
Kone OYJ, B Shares	44,296	2,977,457
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	7,726	$569,821
Kubota Corp.	161,200	2,170,724
Kurita Water Industries, Ltd.	15,389	426,087
LB Foster Company, Class A (A)	1,377	16,827
Lincoln Electric Holdings, Inc. (B)	16,393	1,347,013
Lindsay Corp.	1,357	127,449
Luxfer Holdings PLC	3,535	49,455
Lydall, Inc. (A)	2,290	24,778
Makita Corp.	34,800	1,182,321
Meritor, Inc. (A)(B)	8,955	182,503
Metso OYJ	13,685	446,243
Miller Industries, Inc.	1,397	41,393
MINEBEA MITSUMI, Inc.	56,700	999,531
MISUMI Group, Inc.	43,900	1,168,521
Mitsubishi Heavy Industries, Ltd.	50,240	1,304,112
Mueller Industries, Inc.	7,026	188,156
Mueller Water Products, Inc., Class A	19,819	185,109
Nabtesco Corp.	17,600	549,377
Navistar International Corp. (A)	6,294	158,231
NGK Insulators, Ltd.	41,300	606,210
NN, Inc.	5,615	25,099
Nordson Corp.	13,717	2,583,597
NSK, Ltd.	56,200	413,362
Omega Flex, Inc.	360	36,828
Oshkosh Corp.	18,245	1,310,356
Otis Worldwide Corp.	54,081	2,847,365
PACCAR, Inc.	46,111	3,405,758
Parker-Hannifin Corp.	17,126	3,082,166
Park-Ohio Holdings Corp.	1,195	17,435
Pentair PLC	22,407	877,010
Proto Labs, Inc. (A)(B)	3,408	430,601
RBC Bearings, Inc. (A)	3,066	431,233
REV Group, Inc.	3,730	22,753
Rexnord Corp.	13,433	404,333
Samsung Heavy Industries Company, Ltd. (A)	86,692	338,720
Sandvik AB (A)	165,537	2,767,376
Schindler Holding AG	2,323	542,454
Schindler Holding AG, Participation Certificates	5,176	1,209,250
Sinotruk Hong Kong, Ltd.	88,600	215,962
SKF AB, B Shares	55,940	1,034,231
SMC Corp.	8,896	4,504,028
Snap-on, Inc.	7,312	948,293
Spirax-Sarco Engineering PLC	6,531	801,559
SPX Corp. (A)	5,506	220,130
SPX FLOW, Inc. (A)	5,311	183,654
Standex International Corp. (B)	1,568	82,963
Stanley Black & Decker, Inc.	20,266	2,542,370
Sumitomo Heavy Industries, Ltd.	17,700	406,072
Techtronic Industries Company, Ltd.	166,500	1,452,527
Tennant Company	2,273	145,336
Terex Corp.	25,679	403,674
The Eastern Company	769	14,388
The Gorman-Rupp Company	2,213	67,851
The Greenbrier Companies, Inc. (B)	4,093	86,853
The Manitowoc Company, Inc. (A)	4,574	42,767
The Shyft Group, Inc.	4,230	72,248
The Timken Company	18,174	773,122
The Toro Company	28,578	2,031,038
The Weir Group PLC	23,103	278,869
THK Company, Ltd.	18,700	489,256
TriMas Corp. (A)	5,689	134,545
Trinity Industries, Inc. (B)	26,312	525,451

91

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Volvo AB, B Shares (A)	218,757	$3,121,526
Wabash National Corp. (B)	6,714	64,119
Wabtec Corp.	24,277	1,482,596
Wartsila OYJ ABP	57,967	454,830
Watts Water Technologies, Inc., Class A	3,468	288,399
Weichai Power Company, Ltd., H Shares	241,980	419,190
Welbilt, Inc. (A)(B)	16,619	101,044
Woodward, Inc.	15,117	1,036,724
Xylem, Inc.	24,007	1,592,624
Yangzijiang Shipbuilding Holdings, Ltd.	114,400	76,348
Yaskawa Electric Corp.	37,300	1,345,494
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	170,600	140,376
		134,044,708
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	698	641,078
A.P. Moller - Maersk A/S, Series B	1,005	990,853
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	306,300	77,970
Costamare, Inc.	6,561	30,181
Eagle Bulk Shipping, Inc. (A)(B)	6,416	11,356
Evergreen Marine Corp. Taiwan, Ltd. (A)	289,748	105,451
Genco Shipping & Trading, Ltd.	2,169	10,238
Kirby Corp. (A)	16,071	824,121
Kuehne + Nagel International AG (A)	6,591	953,241
Matson, Inc.	5,418	154,792
MISC BHD	137,600	263,258
Mitsui OSK Lines, Ltd.	18,500	328,743
Nippon Yusen KK	23,500	339,817
Pan Ocean Company, Ltd. (A)	55,073	159,774
Scorpio Bulkers, Inc.	774	13,475
		4,904,348
Professional services – 0.7%
51job, Inc., ADR (A)	3,400	219,266
Acacia Research Corp. (A)	6,828	17,685
Adecco Group AG	19,225	924,414
ASGN, Inc. (A)	20,627	1,270,417
Barrett Business Services, Inc.	932	47,252
BG Staffing, Inc.	1,311	13,687
Bureau Veritas SA (A)	15,514	317,391
CBIZ, Inc. (A)	6,428	145,594
CoreLogic, Inc.	21,318	1,056,520
CRA International, Inc.	977	39,461
Equifax, Inc.	16,375	2,514,545
Experian PLC	80,544	2,824,878
Exponent, Inc.	6,523	484,268
Forrester Research, Inc. (A)	1,417	44,494
Franklin Covey Company (A)	1,287	27,413
FTI Consulting, Inc. (A)	14,779	1,780,278
GP Strategies Corp. (A)	1,827	14,342
Heidrick & Struggles International, Inc.	2,405	53,343
Huron Consulting Group, Inc. (A)	2,842	131,471
ICF International, Inc.	2,297	150,637
IHS Markit, Ltd.	54,233	3,767,024
Insperity, Inc.	14,769	765,625
Intertek Group PLC	14,339	981,328
Kelly Services, Inc., Class A	4,216	63,198
Kforce, Inc.	2,565	77,463
Korn Ferry	7,009	212,092
ManpowerGroup, Inc.	15,807	1,092,896
Mistras Group, Inc. (A)	2,663	10,759
Nielsen Holdings PLC	48,115	668,317
Persol Holdings Company, Ltd.	27,700	366,078
Randstad NV	19,454	818,490
Recruit Holdings Company, Ltd.	210,700	7,257,971
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
RELX PLC	171,655	$3,995,352
Resources Connection, Inc.	3,956	43,476
Robert Half International, Inc.	15,899	806,715
SGS SA	744	1,755,307
Teleperformance	3,172	755,308
Thomson Reuters Corp.	35,016	2,345,336
TriNet Group, Inc. (A)	5,561	298,793
TrueBlue, Inc. (A)(B)	4,943	76,419
Upwork, Inc. (A)	7,383	91,845
Verisk Analytics, Inc.	22,162	3,826,934
Willdan Group, Inc. (A)	1,314	32,127
Wolters Kluwer NV	44,610	3,560,337
		45,746,546
Road and rail – 1.3%
ArcBest Corp.	3,295	73,775
Aurizon Holdings, Ltd.	256,024	812,193
Avis Budget Group, Inc. (A)(B)	22,579	486,126
BTS Group Holdings PCL, NVDR	718,600	273,724
Canadian National Railway Company	122,326	10,536,996
Canadian Pacific Railway, Ltd.	23,518	5,894,659
Central Japan Railway Company	22,388	3,836,896
CJ Logistics Corp. (A)	1,784	232,396
ComfortDelGro Corp., Ltd.	98,400	100,532
Covenant Transportation Group, Inc., Class A (A)	1,743	21,962
CSX Corp.	134,848	9,652,420
Daseke, Inc. (A)	6,609	18,274
East Japan Railway Company	46,800	3,675,800
Hankyu Hanshin Holdings, Inc.	35,400	1,310,042
Heartland Express, Inc.	5,856	128,246
J.B. Hunt Transport Services, Inc.	14,785	1,769,321
Kansas City Southern	17,188	2,587,138
Keikyu Corp.	33,800	567,079
Keio Corp.	15,820	943,213
Keisei Electric Railway Company, Ltd.	19,835	651,712
Kintetsu Group Holdings Company, Ltd.	26,400	1,297,090
Knight-Swift Transportation Holdings, Inc. (B)	32,938	1,370,550
Kyushu Railway Company (B)	24,600	699,078
Landstar System, Inc.	10,579	1,229,915
Localiza Rent a Car SA	61,145	440,916
Marten Transport, Ltd.	4,974	127,285
MTR Corp., Ltd.	183,868	887,255
Nagoya Railroad Company, Ltd.	28,500	859,953
Nippon Express Company, Ltd.	12,080	621,417
Norfolk Southern Corp.	45,215	8,061,382
Odakyu Electric Railway Company, Ltd.	45,200	1,131,357
Old Dominion Freight Line, Inc.	16,610	2,841,805
Rumo SA (A)	109,200	461,045
Ryder System, Inc.	14,287	489,473
Saia, Inc. (A)	3,276	355,249
Seibu Holdings, Inc.	30,500	398,738
Tobu Railway Company, Ltd.	29,400	1,043,488
Tokyu Corp.	76,893	1,222,666
U.S. Xpress Enterprises, Inc., Class A (A)	3,097	15,795
Union Pacific Corp.	120,380	20,447,747
Universal Logistics Holdings, Inc.	1,104	16,405
Werner Enterprises, Inc.	17,556	811,438
West Japan Railway Company	25,200	1,631,386
		90,033,937
Trading companies and distributors – 0.5%
AerCap Holdings NV (A)	20,500	660,920
Applied Industrial Technologies, Inc.	4,853	281,474
Ashtead Group PLC	41,059	1,226,114

92

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Beacon Roofing Supply, Inc. (A)	6,937	$170,789
BMC Stock Holdings, Inc. (A)	8,448	221,084
BOC Aviation, Ltd. (C)	27,600	152,342
Brenntag AG	22,180	1,180,051
Bunzl PLC	29,699	695,062
CAI International, Inc. (A)	2,108	39,651
DXP Enterprises, Inc. (A)	2,154	37,975
EVI Industries, Inc. (A)	634	12,464
Fastenal Company	72,984	3,011,320
Ferguson PLC	20,185	1,591,951
Foundation Building Materials, Inc. (A)	2,646	35,245
GATX Corp.	13,833	867,882
GMS, Inc. (A)	5,106	104,622
H&E Equipment Services, Inc.	4,066	69,691
Herc Holdings, Inc. (A)	3,087	87,980
ITOCHU Corp.	210,037	4,516,735
Kaman Corp.	3,519	140,760
Lawson Products, Inc. (A)	557	17,300
Marubeni Corp.	245,200	1,193,809
Mitsubishi Corp.	210,300	4,914,964
Mitsui & Company, Ltd.	257,900	3,921,910
MonotaRO Company, Ltd.	19,300	702,082
MRC Global, Inc. (A)	10,237	60,603
MSC Industrial Direct Company, Inc., Class A	12,076	837,350
NOW, Inc. (A)	43,171	321,624
Posco International Corp.	10,489	135,951
Rush Enterprises, Inc., Class A	3,361	139,885
Rush Enterprises, Inc., Class B	666	24,382
SiteOne Landscape Supply, Inc. (A)(B)	5,163	548,879
Sumitomo Corp.	185,355	2,233,359
Systemax, Inc.	1,565	32,849
Textainer Group Holdings, Ltd. (A)(B)	6,637	54,291
Titan Machinery, Inc. (A)	2,507	26,248
Toyota Tsusho Corp.	33,393	849,612
Transcat, Inc. (A)	900	22,536
Triton International, Ltd.	6,820	208,010
United Rentals, Inc. (A)	9,564	1,328,344
Veritiv Corp. (A)	1,799	22,416
W.W. Grainger, Inc.	5,552	1,719,010
Watsco, Inc.	8,752	1,557,068
		35,976,594
Transportation infrastructure – 0.2%
Aena SME SA (A)(C)	9,744	1,390,633
Aeroports de Paris	1,554	161,990
Airports of Thailand PCL, NVDR	439,000	858,024
Atlantia SpA (A)	50,234	825,834
Auckland International Airport, Ltd.	74,688	302,560
Bangkok Expressway & Metro PCL, NVDR	785,800	244,024
Beijing Capital International Airport Company, Ltd., H Shares	216,211	135,456
CCR SA	122,015	336,117
China Merchants Port Holdings Company, Ltd.	180,031	220,777
COSCO SHIPPING Ports, Ltd.	231,108	116,033
Fraport AG Frankfurt Airport Services Worldwide (A)	5,814	290,879
Getlink SE (A)	23,800	344,176
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	47,500	316,174
Grupo Aeroportuario del Sureste SAB de CV, B Shares	27,455	285,179
International Container Terminal Services, Inc.	134,150	232,441
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure (continued)
Japan Airport Terminal Company, Ltd.	7,800	$343,328
Jasa Marga Persero Tbk PT (A)	208,054	50,665
Jiangsu Expressway Company, Ltd., H Shares	152,055	179,616
Kamigumi Company, Ltd.	16,800	329,255
Malaysia Airports Holdings BHD	100,122	115,395
Promotora y Operadora de Infraestructura SAB de CV (A)	30,250	228,527
SATS, Ltd.	30,900	58,341
Shenzhen Expressway Company, Ltd., H Shares	88,000	89,318
Shenzhen International Holdings, Ltd.	124,000	207,676
Sydney Airport	144,166	564,052
Taiwan High Speed Rail Corp.	231,632	291,012
TAV Havalimanlari Holding AS	12,260	36,594
Transurban Group	355,623	3,396,674
Westports Holdings BHD	81,500	74,942
Zhejiang Expressway Company, Ltd., H Shares	190,982	134,536
		12,160,228
		681,789,458
Information technology – 18.5%
Communications equipment – 0.7%
Acacia Communications, Inc. (A)	4,791	323,393
Accton Technology Corp.	62,000	499,756
ADTRAN, Inc.	6,160	70,224
Applied Optoelectronics, Inc. (A)(B)	2,499	22,066
Arista Networks, Inc. (A)	7,324	1,709,861
BYD Electronic International Company, Ltd.	87,300	168,919
CalAmp Corp. (A)	4,380	33,726
Calix, Inc. (A)	5,921	83,486
Casa Systems, Inc. (A)	4,261	18,535
Ciena Corp. (A)	41,471	2,291,687
Cisco Systems, Inc.	572,770	27,389,861
Clearfield, Inc. (A)	1,511	20,897
Comtech Telecommunications Corp. (B)	3,030	53,964
Digi International, Inc. (A)	3,689	41,059
Extreme Networks, Inc. (A)	15,107	49,853
F5 Networks, Inc. (A)	8,208	1,189,503
Harmonic, Inc. (A)	11,409	61,495
Infinera Corp. (A)(B)	22,758	113,335
Inseego Corp. (A)(B)	5,732	60,874
InterDigital, Inc.	12,302	676,241
Juniper Networks, Inc.	45,187	1,096,237
KMW Company, Ltd. (A)	5,130	242,644
KVH Industries, Inc. (A)	2,245	20,632
Lumentum Holdings, Inc. (A)(B)	30,151	2,210,671
Motorola Solutions, Inc.	23,132	3,130,454
NETGEAR, Inc. (A)(B)	3,785	97,388
NetScout Systems, Inc. (A)	26,640	731,801
Nokia OYJ	738,734	2,937,645
Plantronics, Inc.	4,358	56,785
Ribbon Communications, Inc. (A)	7,812	34,373
Telefonaktiebolaget LM Ericsson, B Shares	449,500	4,116,227
ViaSat, Inc. (A)	15,461	649,362
Viavi Solutions, Inc. (A)	29,094	337,199
ZTE Corp., H Shares (A)	96,915	248,453
		50,788,606
Electronic equipment, instruments and components – 1.4%
AAC Technologies Holdings, Inc. (B)	93,600	485,252
Airgain, Inc. (A)	1,279	11,549
Akoustis Technologies, Inc. (A)(B)	3,898	28,806

93

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Alps Alpine Company, Ltd.	32,900	$398,734
Amphenol Corp., Class A	40,031	3,865,393
Anixter International, Inc. (A)(B)	3,836	367,144
Arlo Technologies, Inc. (A)	10,316	22,798
Arrow Electronics, Inc. (A)	21,835	1,508,362
AU Optronics Corp.	1,038,851	263,549
Avnet, Inc.	27,066	737,278
Badger Meter, Inc.	3,604	220,529
Bel Fuse, Inc., Class B	1,402	13,137
Belden, Inc.	15,314	521,289
Benchmark Electronics, Inc.	4,676	99,084
CDW Corp.	19,399	2,151,543
China Railway Signal & Communication Corp., Ltd., H Shares (C)	186,500	82,705
Cognex Corp.	45,814	2,599,486
Coherent, Inc. (A)	6,475	940,235
Corning, Inc.	103,839	2,366,491
CTS Corp.	4,130	88,134
Daktronics, Inc.	4,927	20,890
Delta Electronics, Inc.	239,898	1,104,445
ePlus, Inc. (A)	1,699	125,233
Fabrinet (A)(B)	4,593	293,676
FARO Technologies, Inc. (A)	2,188	123,141
Fitbit, Inc., Class A (A)	29,311	185,832
FLIR Systems, Inc.	18,112	836,774
Foxconn Technology Company, Ltd.	114,180	205,605
Halma PLC	33,989	986,355
Hamamatsu Photonics KK	21,600	981,375
Hexagon AB, B Shares (A)	38,539	2,137,467
Hirose Electric Company, Ltd.	5,030	601,338
Hitachi, Ltd.	150,700	4,867,489
Hon Hai Precision Industry Company, Ltd.	1,542,172	3,901,529
II-VI, Inc. (A)	34,807	1,654,377
Ingenico Group SA	3,360	467,678
Innolux Corp.	1,001,300	207,967
Insight Enterprises, Inc. (A)	4,421	226,620
IPG Photonics Corp. (A)	4,801	746,075
Iteris, Inc. (A)	5,385	25,902
Itron, Inc. (A)	4,336	279,325
Jabil, Inc.	37,241	1,114,251
KEMET Corp.	7,164	193,643
Keyence Corp.	28,306	11,659,207
Keysight Technologies, Inc. (A)	25,326	2,738,500
Kimball Electronics, Inc. (A)	3,153	44,741
Kingboard Holdings, Ltd.	86,600	210,879
Kingboard Laminates Holdings, Ltd.	140,000	123,665
Knowles Corp. (A)	10,328	155,333
Kyocera Corp.	50,000	2,708,480
Largan Precision Company, Ltd.	12,590	1,612,862
LG Display Company, Ltd. (A)	45,482	377,495
LG Innotek Company, Ltd.	2,868	343,626
Littelfuse, Inc.	6,530	1,061,060
Methode Electronics, Inc.	4,603	144,304
MTS Systems Corp.	2,526	44,483
Murata Manufacturing Company, Ltd.	89,197	5,017,134
Napco Security Technologies, Inc. (A)	1,488	33,807
National Instruments Corp.	31,621	1,224,365
nLight, Inc. (A)	4,222	91,026
Novanta, Inc. (A)	4,256	437,134
Omron Corp.	28,867	1,916,875
OSI Systems, Inc. (A)	2,143	162,375
PAR Technology Corp. (A)(B)	1,483	37,090
PC Connection, Inc.	1,404	60,765
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Plexus Corp. (A)	3,649	$234,339
Rogers Corp. (A)	2,345	253,870
Samsung Electro-Mechanics Company, Ltd.	11,166	1,133,089
Samsung SDI Company, Ltd.	10,936	3,184,189
Sanmina Corp. (A)	8,677	230,895
ScanSource, Inc. (A)	3,262	80,408
Shimadzu Corp.	34,400	935,362
Sunny Optical Technology Group Company, Ltd.	91,350	1,227,642
SYNNEX Corp.	10,954	1,168,244
Synnex Technology International Corp.	163,544	242,143
TDK Corp.	20,200	1,895,255
TE Connectivity, Ltd.	45,159	3,669,169
Tech Data Corp. (A)(B)	13,975	1,903,954
Trimble, Inc. (A)	66,788	2,612,747
TTM Technologies, Inc. (A)(B)	12,541	145,099
Venture Corp., Ltd.	12,400	134,752
Vishay Intertechnology, Inc.	52,234	849,325
Vishay Precision Group, Inc. (A)	1,368	32,312
Walsin Technology Corp.	39,000	243,740
WPG Holdings, Ltd.	179,360	234,805
Yageo Corp.	31,726	393,715
Yokogawa Electric Corp.	35,700	516,374
Zebra Technologies Corp., Class A (A)	7,280	1,902,410
Zhen Ding Technology Holding, Ltd.	67,817	271,035
		91,758,564
IT services – 3.7%
Accenture PLC, Class A	85,908	17,320,771
Adyen NV (A)(C)	1,720	2,255,404
Akamai Technologies, Inc. (A)	21,860	2,312,788
Alliance Data Systems Corp.	5,544	256,854
Amadeus IT Group SA	62,453	3,265,756
Atos SE (A)	5,398	410,836
Automatic Data Processing, Inc.	58,533	8,574,499
Brightcove, Inc. (A)	5,080	40,792
Broadridge Financial Solutions, Inc.	15,508	1,878,019
CACI International, Inc., Class A (A)	6,713	1,683,486
Capgemini SE	8,777	906,617
Cardtronics PLC, Class A (A)(B)	4,688	113,403
Cass Information Systems, Inc.	1,807	72,894
CGI, Inc. (A)	41,295	2,638,729
Cielo SA	121,224	92,912
Cognizant Technology Solutions Corp., Class A	74,072	3,925,816
Computershare, Ltd.	63,241	553,827
Conduent, Inc. (A)	22,573	53,949
CSG Systems International, Inc. (B)	4,153	196,645
DXC Technology Company	34,630	492,092
Edenred	12,921	540,671
Endurance International Group Holdings, Inc. (A)	9,727	34,823
EVERTEC, Inc.	7,688	223,875
Evo Payments, Inc., Class A (A)(B)	5,114	113,224
ExlService Holdings, Inc. (A)	4,247	259,789
Fidelity National Information Services, Inc.	83,332	11,568,982
Fiserv, Inc. (A)	77,258	8,248,837
FleetCor Technologies, Inc. (A)	11,739	2,861,851
Fujitsu, Ltd.	30,500	3,142,963
Gartner, Inc. (A)	12,101	1,472,692
GDS Holdings, Ltd., ADR (A)(B)	7,900	450,300
Global Payments, Inc.	40,657	7,297,525
GMO Payment Gateway, Inc.	6,300	710,619

94

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
GTT Communications, Inc. (A)(B)	4,442	$35,492
I3 Verticals, Inc., Class A (A)(B)	1,884	54,372
IBM Corp.	119,804	14,963,520
International Money Express, Inc. (A)	2,416	26,648
Itochu Techno-Solutions Corp.	14,600	494,144
Jack Henry & Associates, Inc.	10,407	1,882,210
KBR, Inc. (B)	55,892	1,310,667
Leidos Holdings, Inc.	18,001	1,895,325
Limelight Networks, Inc. (A)	14,610	72,173
LiveRamp Holdings, Inc. (A)	26,643	1,343,606
ManTech International Corp., Class A	3,364	261,517
Mastercard, Inc., Class A	120,087	36,132,977
MAXIMUS, Inc.	25,187	1,813,968
NEC Corp.	38,500	1,731,047
NIC, Inc.	8,289	199,433
Nomura Research Institute, Ltd.	52,600	1,394,936
NTT Data Corp.	98,100	1,137,155
Obic Company, Ltd.	10,000	1,737,404
Otsuka Corp.	16,100	779,665
Paychex, Inc.	43,095	3,114,907
PayPal Holdings, Inc. (A)	158,838	24,621,478
Paysign, Inc. (A)(B)	3,837	27,703
Perficient, Inc. (A)	4,040	137,522
Perspecta, Inc.	54,557	1,209,529
PRGX Global, Inc. (A)	3,127	12,320
Sabre Corp.	73,424	511,765
Samsung SDS Company, Ltd.	6,903	1,066,095
Science Applications International Corp.	20,462	1,801,474
Shopify, Inc., Class A (A)	17,605	13,361,439
Sykes Enterprises, Inc. (A)	4,834	131,775
The Hackett Group, Inc.	3,109	42,873
The Western Union Company (B)	56,708	1,135,294
TravelSky Technology, Ltd., H Shares	118,900	240,846
TTEC Holdings, Inc.	2,195	92,980
Tucows, Inc., Class A (A)(B)	1,209	72,625
Unisys Corp. (A)(B)	6,422	72,954
VeriSign, Inc. (A)	13,976	3,060,884
Verra Mobility Corp. (A)	16,261	177,408
Virtusa Corp. (A)	3,665	110,207
Visa, Inc., Class A	231,567	45,211,141
WEX, Inc. (A)	11,605	1,718,468
Wirecard AG (B)	16,997	1,802,868
Wix.com, Ltd. (A)	5,600	1,245,048
Worldline SA (A)(C)	7,011	526,430
		252,744,532
Semiconductors and semiconductor equipment – 4.1%
Adesto Technologies Corp. (A)	3,416	41,231
Advanced Energy Industries, Inc. (A)	4,816	321,853
Advanced Micro Devices, Inc. (A)	163,973	8,821,747
Advantest Corp. (B)	31,000	1,538,514
Alpha & Omega Semiconductor, Ltd. (A)	2,626	27,626
Ambarella, Inc. (A)	4,099	232,577
Amkor Technology, Inc. (A)	12,427	131,478
Analog Devices, Inc.	51,632	5,831,834
Applied Materials, Inc.	129,500	7,275,310
ASE Technology Holding Company, Ltd.	428,422	881,650
ASM Pacific Technology, Ltd.	36,600	335,803
ASML Holding NV	70,040	22,943,684
Axcelis Technologies, Inc. (A)	4,084	109,655
AXT, Inc. (A)	5,011	26,508
Broadcom, Inc.	55,609	16,197,233
Brooks Automation, Inc.	9,165	366,325
Cabot Microelectronics Corp.	11,467	1,661,110
CEVA, Inc. (A)	2,759	95,103
Cirrus Logic, Inc. (A)	22,847	1,655,951
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Cohu, Inc. (B)	5,122	$77,137
Cree, Inc. (A)(B)	28,875	1,521,424
Diodes, Inc. (A)(B)	5,242	254,971
Disco Corp.	4,200	940,939
DSP Group, Inc. (A)	2,828	50,961
Enphase Energy, Inc. (A)	32,931	1,916,255
First Solar, Inc. (A)(B)	20,346	948,531
FormFactor, Inc. (A)	9,544	240,222
Globalwafers Company, Ltd.	27,000	327,330
GSI Technology, Inc. (A)	2,209	16,634
Hua Hong Semiconductor, Ltd. (A)(B)(C)	57,100	107,297
Ichor Holdings, Ltd. (A)	2,817	64,087
Impinj, Inc. (A)(B)	2,145	55,448
Infineon Technologies AG	181,445	3,824,449
Inphi Corp. (A)	5,676	713,303
Intel Corp.	609,823	38,376,161
KLA Corp.	22,121	3,892,411
Lam Research Corp.	20,338	5,565,900
Lattice Semiconductor Corp. (A)	15,934	396,279
MACOM Technology Solutions Holdings, Inc. (A)(B)	5,821	184,817
Maxim Integrated Products, Inc.	37,935	2,188,091
MaxLinear, Inc. (A)	8,423	145,886
MediaTek, Inc.	186,752	2,883,365
Microchip Technology, Inc. (B)	33,502	3,216,862
Micron Technology, Inc. (A)	155,196	7,435,440
MKS Instruments, Inc.	14,613	1,543,571
Monolithic Power Systems, Inc.	10,830	2,271,593
Nanya Technology Corp.	152,196	304,585
NeoPhotonics Corp. (A)	4,984	43,211
Novatek Microelectronics Corp.	70,900	485,457
NVE Corp.	621	37,589
NVIDIA Corp.	85,796	30,459,296
NXP Semiconductors NV	46,100	4,430,210
Onto Innovation, Inc. (A)	6,089	189,246
PDF Solutions, Inc. (A)	3,605	61,501
Phison Electronics Corp.	18,884	174,052
Photronics, Inc. (A)	8,022	96,184
Power Integrations, Inc.	3,573	387,135
Powertech Technology, Inc.	93,199	301,839
Qorvo, Inc. (A)	16,286	1,705,796
QUALCOMM, Inc.	160,074	12,946,785
Rambus, Inc. (A)	14,019	217,855
Realtek Semiconductor Corp.	59,584	514,665
Renesas Electronics Corp. (A)	120,200	625,203
Rohm Company, Ltd.	14,500	982,225
Semiconductor Manufacturing International Corp. (A)	388,899	852,618
Semtech Corp. (A)	26,103	1,388,158
Silicon Laboratories, Inc. (A)	17,065	1,598,308
SiTime Corp. (A)	641	19,108
SK Hynix, Inc.	108,397	7,188,082
Skyworks Solutions, Inc.	23,885	2,831,328
SMART Global Holdings, Inc. (A)	1,693	45,339
SolarEdge Technologies, Inc. (A)(B)	13,032	1,849,241
STMicroelectronics NV	37,875	940,623
SUMCO Corp.	39,000	602,210
SunPower Corp. (A)(B)	9,480	68,446
Synaptics, Inc. (A)	13,292	846,966
Taiwan Semiconductor Manufacturing Company, Ltd.	3,039,915	29,551,837
Teradyne, Inc.	44,925	3,010,874
Texas Instruments, Inc.	131,045	15,560,283
Tokyo Electron, Ltd.	24,415	4,913,108

95

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Ultra Clean Holdings, Inc. (A)	4,975	$103,132
United Microelectronics Corp.	1,382,774	713,736
Universal Display Corp.	11,367	1,666,402
Vanguard International Semiconductor Corp.	110,302	271,436
Veeco Instruments, Inc. (A)(B)	6,225	73,082
Win Semiconductors Corp.	42,000	362,502
Winbond Electronics Corp.	370,000	170,353
Xilinx, Inc.	35,252	3,241,421
Xinyi Solar Holdings, Ltd.	519,000	378,211
Xperi Corp. (B)	6,253	85,979
		279,950,173
Software – 5.0%
8x8, Inc. (A)	12,278	178,522
A10 Networks, Inc. (A)	6,395	43,486
ACI Worldwide, Inc. (A)	45,573	1,256,903
Adobe, Inc. (A)	59,770	23,107,082
Agilysys, Inc. (A)(B)	2,644	50,844
Alarm.com Holdings, Inc. (A)	4,660	220,371
Altair Engineering, Inc., Class A (A)(B)	5,074	198,343
American Software, Inc., Class A	3,718	72,315
ANSYS, Inc. (A)	10,567	2,990,461
Appfolio, Inc., Class A (A)	1,985	314,642
Appian Corp. (A)(B)	4,303	245,099
Autodesk, Inc. (A)	27,168	5,715,604
Avaya Holdings Corp. (A)(B)	12,167	177,638
AVEVA Group PLC	5,746	291,942
Benefitfocus, Inc. (A)	3,896	49,596
Blackbaud, Inc.	19,374	1,135,510
BlackBerry, Ltd. (A)	91,061	423,278
Blackline, Inc. (A)	5,461	405,752
Bottomline Technologies DE, Inc. (A)	5,489	277,743
Box, Inc., Class A (A)	18,535	370,329
Cadence Design Systems, Inc. (A)	34,645	3,162,742
CDK Global, Inc.	32,544	1,279,305
Ceridian HCM Holding, Inc. (A)	27,019	1,860,799
ChannelAdvisor Corp. (A)	3,426	47,793
Check Point Software Technologies, Ltd. (A)(B)	14,000	1,535,380
Citrix Systems, Inc.	14,201	2,103,452
Cloudera, Inc. (A)(B)	31,330	321,133
CommVault Systems, Inc. (A)	16,563	670,139
Constellation Software, Inc.	3,442	3,912,683
Cornerstone OnDemand, Inc. (A)	7,230	279,440
CyberArk Software, Ltd. (A)	4,400	456,632
Dassault Systemes SE	7,136	1,218,343
Digimarc Corp. (A)	1,547	26,593
Digital Turbine, Inc. (A)	9,948	63,866
Domo, Inc., Class B (A)(B)	2,291	58,008
Ebix, Inc. (B)	2,975	66,670
eGain Corp. (A)	2,670	27,795
Envestnet, Inc. (A)	6,113	443,865
Everbridge, Inc. (A)	4,199	614,146
Fair Isaac Corp. (A)	7,764	3,126,175
Five9, Inc. (A)	7,556	787,335
ForeScout Technologies, Inc. (A)(B)	5,481	129,297
Fortinet, Inc. (A)	17,528	2,439,898
GTY Technology Holdings, Inc. (A)	5,516	20,685
Intelligent Systems Corp. (A)	852	27,290
Intuit, Inc.	32,140	9,330,885
j2 Global, Inc. (A)(B)	18,303	1,433,125
Kingdee International Software Group Company, Ltd. (A)(B)	294,800	524,550
Kingsoft Corp., Ltd.	105,000	342,686
LivePerson, Inc. (A)	7,872	294,806
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
LogMeIn, Inc.	13,086	$1,111,001
Manhattan Associates, Inc. (A)	17,131	1,514,380
Micro Focus International PLC	30,341	149,465
Microsoft Corp.	941,941	172,610,688
MicroStrategy, Inc., Class A (A)	1,031	128,339
Mitek Systems, Inc. (A)	5,063	47,238
MobileIron, Inc. (A)	12,704	57,422
Model N, Inc. (A)	4,200	134,904
Nice, Ltd. (A)	7,198	1,335,661
NortonLifeLock, Inc.	70,793	1,612,665
OneSpan, Inc. (A)	4,160	84,531
Open Text Corp. (B)	47,315	1,965,659
Oracle Corp.	267,496	14,383,260
Oracle Corp. Japan	5,800	678,586
Paycom Software, Inc. (A)	6,057	1,800,322
Paylocity Holding Corp. (A)	9,612	1,249,608
Ping Identity Holding Corp. (A)	1,742	49,316
Progress Software Corp.	5,698	230,199
PROS Holdings, Inc. (A)	4,238	165,070
PTC, Inc. (A)	27,865	2,128,329
Q2 Holdings, Inc. (A)	5,992	495,059
QAD, Inc., Class A	1,461	66,724
Qualys, Inc. (A)(B)	4,249	489,995
Rapid7, Inc. (A)	6,243	305,220
Rimini Street, Inc. (A)	2,862	13,194
Rosetta Stone, Inc. (A)	2,673	49,664
SailPoint Technologies Holdings, Inc. (A)	10,864	248,025
salesforce.com, Inc. (A)	109,519	19,142,826
SAP SE	142,341	18,165,886
SecureWorks Corp., Class A (A)	1,099	14,793
ServiceNow, Inc. (A)	23,287	9,033,726
SharpSpring, Inc. (A)	1,535	15,197
ShotSpotter, Inc. (A)	1,054	24,506
Sprout Social, Inc., Class A (A)	1,236	34,052
SPS Commerce, Inc. (A)(B)	4,426	301,676
SVMK, Inc. (A)	11,008	221,811
Synchronoss Technologies, Inc. (A)	5,538	15,091
Synopsys, Inc. (A)	18,561	3,357,871
Telenav, Inc. (A)	4,459	22,072
Temenos AG (B)	8,137	1,250,690
Tenable Holdings, Inc. (A)	4,800	150,096
Teradata Corp. (A)	30,159	645,704
The Sage Group PLC	96,350	826,216
TiVo Corp.	15,874	96,673
Trend Micro, Inc.	19,600	1,078,828
Tyler Technologies, Inc. (A)	10,451	3,922,365
Upland Software, Inc. (A)(B)	2,913	100,644
Varonis Systems, Inc. (A)(B)	3,798	320,513
Verint Systems, Inc. (A)	8,411	390,018
VirnetX Holding Corp. (B)	7,804	51,897
WiseTech Global, Ltd.	18,532	252,668
Workiva, Inc. (A)	4,667	207,868
Yext, Inc. (A)(B)	12,259	193,570
Zix Corp. (A)	6,910	46,435
Zuora, Inc., Class A (A)	11,310	135,833
		337,255,025
Technology hardware, storage and peripherals – 3.6%
3D Systems Corp. (A)(B)	14,617	107,727
Acer, Inc.	358,008	195,275
Advantech Company, Ltd.	42,764	424,312
Apple, Inc.	563,911	179,289,863
Asustek Computer, Inc.	88,354	620,330
Avid Technology, Inc. (A)	3,724	26,291
Brother Industries, Ltd.	35,000	662,336
Canon, Inc.	155,296	3,188,937

96

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Catcher Technology Company, Ltd.	81,475	$593,783
Chicony Electronics Company, Ltd.	72,224	207,220
Compal Electronics, Inc.	510,148	324,894
Diebold Nixdorf, Inc. (A)(B)	9,892	47,383
FUJIFILM Holdings Corp.	56,015	2,569,214
Hewlett Packard Enterprise Company	174,707	1,696,405
HP, Inc.	200,079	3,029,196
Immersion Corp. (A)	4,103	27,716
Inventec Corp.	306,495	249,248
Konica Minolta, Inc.	70,900	263,411
Legend Holdings Corp., H Shares (B)(C)	53,100	64,582
Lenovo Group, Ltd.	925,764	506,255
Lite-On Technology Corp.	260,018	417,281
Micro-Star International Company, Ltd.	83,300	281,054
NCR Corp. (A)	34,207	617,436
NetApp, Inc.	30,814	1,372,456
Pegatron Corp.	243,500	524,101
Quanta Computer, Inc.	333,000	777,892
Ricoh Company, Ltd.	104,400	773,829
Samsung Electronics Company, Ltd.	947,442	39,021,412
Seagate Technology PLC	31,213	1,655,538
Seiko Epson Corp.	43,769	495,958
Stratasys, Ltd. (A)(B)	6,582	117,555
Western Digital Corp.	40,154	1,781,633
Wistron Corp.	356,580	339,958
Wiwynn Corp.	10,000	267,965
Xerox Holdings Corp.	25,100	398,588
Xiaomi Corp., Class B (A)(C)	1,339,900	2,097,468
		245,034,502
		1,257,531,402
Materials – 4.7%
Chemicals – 2.5%
Advanced Emissions Solutions, Inc.	2,038	10,272
AdvanSix, Inc. (A)	3,625	42,920
Air Liquide SA	25,996	3,534,935
Air Products & Chemicals, Inc.	40,210	9,716,747
Air Water, Inc.	28,100	409,060
Akzo Nobel NV	33,384	2,741,420
Albemarle Corp. (B)	19,341	1,479,973
American Vanguard Corp.	3,688	49,050
Amyris, Inc. (A)(B)	7,830	29,206
Arkema SA	3,808	333,925
Asahi Kasei Corp.	196,000	1,557,763
Ashland Global Holdings, Inc.	16,146	1,084,365
Balchem Corp.	4,070	409,646
Barito Pacific Tbk PT (A)	2,638,300	244,364
BASF SE	133,145	7,246,789
Cabot Corp.	15,275	545,623
Celanese Corp.	22,048	1,982,336
CF Industries Holdings, Inc.	39,659	1,164,785
Chase Corp.	920	91,678
Chr. Hansen Holding A/S	17,184	1,668,825
Clariant AG (A)	24,895	459,726
Corteva, Inc.	136,518	3,728,307
Covestro AG (C)	25,149	934,964
Croda International PLC	11,474	738,199
Daicel Corp.	38,800	329,298
Dow, Inc.	135,256	5,220,882
DuPont de Nemours, Inc.	135,132	6,855,246
Eastman Chemical Company	24,803	1,688,588
Ecolab, Inc.	45,744	9,724,260
EMS-Chemie Holding AG	995	739,308
Evonik Industries AG	30,402	751,238
Ferro Corp. (A)	10,400	125,008
FMC Corp.	23,643	2,326,708
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Formosa Chemicals & Fibre Corp.	434,471	$1,043,866
Formosa Plastics Corp.	553,040	1,531,470
FutureFuel Corp.	3,249	42,497
GCP Applied Technologies, Inc. (A)	6,904	139,047
Givaudan SA	1,149	4,137,636
Hawkins, Inc.	1,240	53,196
HB Fuller Company	6,452	242,724
Hitachi Chemical Company, Ltd.	16,100	690,401
ICL Group, Ltd.	84,565	294,860
Incitec Pivot, Ltd.	214,927	288,183
Indorama Ventures PCL, NVDR	175,100	157,452
Ingevity Corp. (A)	16,543	871,320
Innospec, Inc.	3,070	236,666
International Flavors & Fragrances, Inc. (B)	19,477	2,594,142
Intrepid Potash, Inc. (A)	13,340	16,408
Johnson Matthey PLC	17,491	461,173
JSR Corp.	30,000	591,002
Kaneka Corp.	500	13,410
Kansai Paint Company, Ltd.	27,300	565,892
KCC Corp.	962	112,004
Koninklijke DSM NV	29,806	3,812,627
Koppers Holdings, Inc. (A)	2,433	40,315
Kraton Corp. (A)	3,998	60,970
Kronos Worldwide, Inc.	2,890	28,206
Kumho Petrochemical Company, Ltd.	3,735	214,905
Kuraray Company, Ltd.	49,600	522,194
LANXESS AG	12,174	631,877
LG Chem, Ltd.	9,113	2,888,443
Linde PLC	97,988	19,826,892
Livent Corp. (A)(B)	18,715	126,139
Lotte Chemical Corp.	3,432	523,363
LyondellBasell Industries NV, Class A	46,830	2,985,881
Methanex Corp.	12,836	207,990
Minerals Technologies, Inc.	13,721	676,583
Mitsubishi Chemical Holdings Corp.	199,250	1,173,656
Mitsubishi Gas Chemical Company, Inc.	25,400	379,631
Mitsui Chemicals, Inc.	28,700	598,489
Nan Ya Plastics Corp.	637,610	1,338,772
NewMarket Corp.	1,980	863,537
Nippon Paint Holdings Company, Ltd.	22,700	1,588,500
Nissan Chemical Corp.	19,400	860,753
Nitto Denko Corp.	24,744	1,343,613
Novozymes A/S, B Shares	34,812	1,901,422
Nutrien, Ltd.	98,573	3,364,877
OCI Company, Ltd. (A)	3,773	120,662
Olin Corp.	42,805	514,944
Orbia Advance Corp. SAB de CV	141,080	205,056
Orica, Ltd.	53,040	609,134
Orion Engineered Carbons SA	7,686	85,007
Petronas Chemicals Group BHD	250,645	364,206
PolyOne Corp.	35,844	888,214
PPG Industries, Inc.	43,133	4,385,332
PQ Group Holdings, Inc. (A)	4,907	61,583
PTT Global Chemical PCL, NVDR	233,900	317,092
Quaker Chemical Corp. (B)	1,662	283,953
Rayonier Advanced Materials, Inc.	7,135	15,483
RPM International, Inc.	34,765	2,599,727
Sasol, Ltd. (A)	70,617	369,738
Sensient Technologies Corp.	16,708	837,405
Shin-Etsu Chemical Company, Ltd.	55,137	6,457,256
Showa Denko KK (B)	21,100	506,606
Sika AG	15,956	2,741,081
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	416,199	103,609

97

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Solvay SA	4,140	$316,131
Stepan Company	2,573	249,993
Sumitomo Chemical Company, Ltd.	234,900	729,972
Symrise AG	18,438	2,029,979
Taiyo Nippon Sanso Corp.	20,200	339,582
Teijin, Ltd.	28,000	458,902
The Chemours Company (B)	43,832	574,638
The Mosaic Company	63,775	771,040
The Scotts Miracle-Gro Company	10,622	1,514,379
The Sherwin-Williams Company	14,986	8,899,436
Toray Industries, Inc.	216,200	1,052,516
Tosoh Corp.	41,500	578,712
Trecora Resources (A)	2,915	18,627
Tredegar Corp.	3,316	50,768
Trinseo SA (B)	4,986	102,612
Tronox Holdings PLC, Class A	11,663	77,442
Umicore SA	10,969	487,408
Valvoline, Inc.	50,505	926,767
Yara International ASA	11,087	381,392
		169,034,782
Construction materials – 0.3%
Anhui Conch Cement Company, Ltd., H Shares	157,610	1,188,457
Asia Cement Corp.	272,687	396,212
BBMG Corp., H Shares	282,000	59,066
Boral, Ltd.	151,280	314,864
Cemex SAB de CV	2,000,688	473,680
China National Building Material Company, Ltd., H Shares	498,900	565,997
China Resources Cement Holdings, Ltd.	311,900	394,060
CRH PLC	110,772	3,567,047
Eagle Materials, Inc.	11,160	745,042
Fletcher Building, Ltd.	50,827	111,091
Forterra, Inc. (A)	2,398	21,150
Grupo Argos SA	43,111	100,554
HeidelbergCement AG	21,690	1,084,960
Indocement Tunggal Prakarsa Tbk PT (A)	184,520	153,163
James Hardie Industries PLC, CHESS Depositary Interest	57,236	988,751
LafargeHolcim, Ltd. (A)	62,037	2,586,665
Martin Marietta Materials, Inc.	11,401	2,190,018
POSCO Chemical Company, Ltd.	4,831	217,665
Semen Indonesia Persero Tbk PT	298,092	200,371
Summit Materials, Inc., Class A (A)(B)	14,438	219,313
Taiheiyo Cement Corp.	19,100	452,708
Taiwan Cement Corp.	608,367	863,699
The Siam Cement PCL, NVDR	80,500	869,731
U.S. Concrete, Inc. (A)	2,083	43,451
United States Lime & Minerals, Inc.	262	19,430
Vulcan Materials Company	24,143	2,615,170
		20,442,315
Containers and packaging – 0.3%
Amcor PLC	295,541	3,017,474
AptarGroup, Inc.	17,138	1,909,002
Avery Dennison Corp.	15,231	1,685,615
Ball Corp.	59,672	4,252,227
CCL Industries, Inc., Class B	26,254	884,572
Greif, Inc., Class A	10,236	347,819
Greif, Inc., Class B	795	30,480
International Paper Company	71,526	2,435,460
Klabin SA	69,642	257,228
Myers Industries, Inc.	4,559	62,048
O-I Glass, Inc.	41,721	319,583
Packaging Corp. of America	17,266	1,750,945
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Sealed Air Corp.	28,182	$904,642
Silgan Holdings, Inc.	20,786	695,084
Smurfit Kappa Group PLC	31,601	1,031,952
Sonoco Products Company	26,834	1,390,270
Toyo Seikan Group Holdings, Ltd.	22,500	239,598
UFP Technologies, Inc. (A)	854	38,609
Westrock Company	47,044	1,320,055
		22,572,663
Metals and mining – 1.5%
1911 Gold Corp. (A)	2,060	731
Agnico Eagle Mines, Ltd.	40,699	2,603,897
Allegheny Technologies, Inc. (A)	49,817	432,412
Alumina, Ltd.	314,770	311,622
Aluminum Corp. of China, Ltd., H Shares (A)	496,880	92,123
Anglo American Platinum, Ltd.	6,561	416,017
Anglo American PLC	91,753	1,942,322
AngloGold Ashanti, Ltd.	51,065	1,244,342
Antofagasta PLC	35,316	385,611
ArcelorMittal SA (A)	36,427	348,879
Barrick Gold Corp.	302,401	7,272,032
BHP Group PLC	187,399	3,685,357
BHP Group, Ltd.	383,121	9,017,071
BlueScope Steel, Ltd.	65,858	485,215
Boliden AB	39,740	868,374
Carpenter Technology Corp.	18,792	439,169
Century Aluminum Company (A)	6,602	39,348
China Hongqiao Group, Ltd.	223,300	99,074
China Molybdenum Company, Ltd., H Shares	463,500	143,723
China Steel Corp.	1,442,958	952,059
China Zhongwang Holdings, Ltd.	198,600	37,642
Cia de Minas Buenaventura SAA, ADR (B)	33,200	260,620
Cia Siderurgica Nacional SA	60,866	117,710
Cleveland-Cliffs, Inc. (B)	50,044	261,230
Coeur Mining, Inc. (A)	30,309	174,277
Commercial Metals Company	46,667	800,806
Compass Minerals International, Inc.	13,394	645,323
Eregli Demir ve Celik Fabrikalari TAS	89,447	105,471
Evraz PLC	45,043	157,826
First Quantum Minerals, Ltd.	118,431	694,148
Fortescue Metals Group, Ltd.	180,832	1,674,036
Franco-Nevada Corp.	32,104	4,506,242
Freeport-McMoRan, Inc.	264,660	2,400,466
Glencore PLC (A)	945,441	1,785,515
Gold Fields, Ltd.	101,600	784,164
Gold Resource Corp.	7,849	30,611
Grupo Mexico SAB de CV, Series B	464,300	1,000,230
Haynes International, Inc.	1,627	37,144
Hecla Mining Company	65,879	218,718
Hitachi Metals, Ltd.	33,200	382,510
Hyundai Steel Company	16,338	290,117
Impala Platinum Holdings, Ltd.	99,567	664,445
Industrias Penoles SAB de CV	17,360	164,170
JFE Holdings, Inc.	75,300	554,478
Jiangxi Copper Company, Ltd., H Shares	152,825	140,537
Kaiser Aluminum Corp.	2,008	144,074
KGHM Polska Miedz SA (A)	10,222	219,142
Kinross Gold Corp. (A)	213,819	1,389,897
Kirkland Lake Gold, Ltd.	46,275	1,782,975
Korea Zinc Company, Ltd.	1,688	516,982
Kumba Iron Ore, Ltd.	8,006	216,218
Lundin Mining Corp. (B)	117,791	542,394

98

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Maanshan Iron & Steel Company, Ltd., H Shares	90,500	$26,048
Maruichi Steel Tube, Ltd.	8,400	215,497
Materion Corp.	2,578	135,345
Mitsubishi Materials Corp.	17,000	387,819
Newcrest Mining, Ltd.	99,691	2,020,030
Newmont Corp.	149,548	8,744,072
Nippon Steel Corp.	123,778	1,142,902
Norsk Hydro ASA (A)	82,402	209,474
Northam Platinum, Ltd. (A)	43,687	274,105
Novagold Resources, Inc. (A)	29,145	278,626
Nucor Corp.	55,309	2,337,358
Olympic Steel, Inc.	1,274	14,052
POSCO	15,651	2,302,602
Press Metal Aluminium Holdings BHD	145,300	126,087
Reliance Steel & Aluminum Company	17,870	1,733,390
Rio Tinto PLC	99,744	5,409,553
Rio Tinto, Ltd.	48,354	3,020,149
Royal Gold, Inc.	17,584	2,342,189
Ryerson Holding Corp. (A)	2,118	10,569
Schnitzer Steel Industries, Inc., Class A	3,344	52,501
Sibanye Stillwater, Ltd. (A)	282,262	518,343
South32, Ltd.	638,490	807,284
Southern Copper Corp. (B)	13,200	479,160
Steel Dynamics, Inc.	57,759	1,534,079
Sumitomo Metal Mining Company, Ltd.	36,100	1,006,341
SunCoke Energy, Inc.	9,312	31,754
Synalloy Corp. (A)	1,246	11,638
Teck Resources, Ltd., Class B	84,456	802,327
thyssenkrupp AG (A)(B)	58,138	395,129
TimkenSteel Corp. (A)	5,590	19,565
United States Steel Corp. (B)	45,584	366,495
Vale SA	319,871	3,176,951
voestalpine AG	23,859	465,956
Warrior Met Coal, Inc.	6,489	91,365
Wheaton Precious Metals Corp.	76,160	3,281,266
Worthington Industries, Inc.	14,802	442,876
Zhaojin Mining Industry Company, Ltd., H Shares	126,600	153,350
Zijin Mining Group Company, Ltd., H Shares	710,329	283,677
		98,129,420
Paper and forest products – 0.1%
Boise Cascade Company (B)	4,908	167,019
Clearwater Paper Corp. (A)	2,049	59,360
Domtar Corp.	15,354	313,222
Empresas CMPC SA	169,907	346,013
Indah Kiat Pulp & Paper Corp. Tbk PT	274,900	99,156
Lee & Man Paper Manufacturing, Ltd.	172,500	93,357
Louisiana-Pacific Corp.	45,735	1,079,803
Mondi PLC	43,885	825,711
Neenah, Inc.	2,130	107,693
Nine Dragons Paper Holdings, Ltd.	212,200	186,587
Oji Holdings Corp.	133,900	673,529
Pabrik Kertas Tjiwi Kimia Tbk PT	139,500	38,018
PH Glatfelter Company	5,563	85,726
Schweitzer-Mauduit International, Inc.	3,888	118,156
Stora Enso OYJ, R Shares	76,027	933,097
Suzano SA (A)	54,567	387,142
UPM-Kymmene OYJ	69,679	2,010,503
Verso Corp., Class A (A)(B)	4,426	63,646
West Fraser Timber Company, Ltd.	9,521	257,655
		7,845,393
		318,024,573
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 3.2%
Equity real estate investment trusts – 2.5%
Acadia Realty Trust	10,947	$128,408
Agree Realty Corp.	5,187	325,588
Alexander & Baldwin, Inc.	8,827	100,716
Alexander's, Inc.	268	69,637
Alexandria Real Estate Equities, Inc.	16,665	2,561,744
American Assets Trust, Inc.	6,163	161,286
American Campus Communities, Inc.	36,836	1,189,803
American Finance Trust, Inc.	13,563	99,281
American Tower Corp.	60,209	15,544,158
Apartment Investment & Management Company, A Shares	20,235	746,064
Armada Hoffler Properties, Inc.	7,156	61,685
Ascendas Real Estate Investment Trust	128,500	285,980
Ashford Hospitality Trust, Inc.	15,477	10,679
AvalonBay Communities, Inc.	18,984	2,961,694
Bluerock Residential Growth REIT, Inc.	3,263	20,981
Boston Properties, Inc.	19,547	1,680,651
Braemar Hotels & Resorts, Inc.	4,401	14,963
Brixmor Property Group, Inc.	79,847	891,093
BRT Apartments Corp.	1,391	15,690
Camden Property Trust	25,959	2,377,066
Canadian Apartment Properties REIT (B)	14,850	506,271
CapitaLand Commercial Trust	116,000	144,114
CapitaLand Mall Trust	114,400	165,063
CareTrust REIT, Inc.	12,115	225,702
CatchMark Timber Trust, Inc., Class A	6,459	50,703
Chatham Lodging Trust	6,139	41,438
CIM Commercial Trust Corp.	1,676	16,592
City Office REIT, Inc.	6,792	63,030
Clipper Realty, Inc.	2,080	15,350
Community Healthcare Trust, Inc.	2,413	87,881
CoreCivic, Inc.	46,951	564,821
CorEnergy Infrastructure Trust, Inc.	1,733	17,330
CorePoint Lodging, Inc.	5,774	22,865
CoreSite Realty Corp.	10,805	1,348,680
Corporate Office Properties Trust	30,041	750,124
Cousins Properties, Inc.	39,344	1,224,385
Covivio	2,494	145,717
Crown Castle International Corp.	56,515	9,729,622
CyrusOne, Inc.	30,347	2,255,996
Daiwa House REIT Investment Corp.	300	739,825
Dexus	141,956	853,952
DiamondRock Hospitality Company	25,691	153,889
Digital Realty Trust, Inc.	35,730	5,129,399
Diversified Healthcare Trust	30,344	108,632
Douglas Emmett, Inc.	44,187	1,297,330
Duke Realty Corp.	49,962	1,722,690
Easterly Government Properties, Inc.	9,300	233,151
EastGroup Properties, Inc.	15,133	1,759,211
EPR Properties	21,033	664,012
Equinix, Inc.	11,986	8,361,793
Equity Residential	47,449	2,873,511
Essential Properties Realty Trust, Inc.	11,594	158,142
Essex Property Trust, Inc.	8,982	2,180,560
Extra Space Storage, Inc.	17,604	1,703,187
Farmland Partners, Inc.	3,699	25,523
Federal Realty Investment Trust	9,548	762,981
Fibra Uno Administracion SA de CV	419,700	321,951
First Capital Real Estate Investment Trust	20,660	196,419
First Industrial Realty Trust, Inc.	49,883	1,889,568
Fortress REIT, Ltd., Class A	133,482	84,370
Four Corners Property Trust, Inc.	8,857	191,488
Franklin Street Properties Corp.	13,333	71,198

99

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Front Yard Residential Corp.	6,309	$47,318
Gecina SA	2,456	315,560
Getty Realty Corp.	4,185	111,405
Gladstone Commercial Corp.	4,169	74,708
Gladstone Land Corp.	2,394	34,713
Global Medical REIT, Inc.	4,879	52,303
Global Net Lease, Inc.	11,407	160,040
Goodman Group	214,161	2,200,138
Growthpoint Properties, Ltd.	371,463	264,773
H&R Real Estate Investment Trust	26,273	185,095
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,986	231,674
Healthcare Realty Trust, Inc.	52,510	1,612,057
Healthpeak Properties, Inc.	67,274	1,657,631
Hersha Hospitality Trust	4,775	24,066
Highwoods Properties, Inc.	27,812	1,064,365
Host Hotels & Resorts, Inc.	97,480	1,163,911
Hudson Pacific Properties, Inc.	44,667	1,079,601
ICADE	1,434	102,803
Independence Realty Trust, Inc.	11,436	113,102
Industrial Logistics Properties Trust	8,100	151,875
Innovative Industrial Properties, Inc.	2,053	167,771
Investors Real Estate Trust	1,464	103,798
Iron Mountain, Inc.	39,029	1,005,387
iStar, Inc.	7,507	82,052
Japan Prime Realty Investment Corp.	119	362,586
Japan Real Estate Investment Corp.	202	1,099,473
Japan Retail Fund Investment Corp.	403	531,504
JBG SMITH Properties	31,642	940,717
Jernigan Capital, Inc.	2,930	35,365
Kilroy Realty Corp.	26,146	1,493,460
Kimco Realty Corp.	57,392	637,625
Kite Realty Group Trust	10,515	101,996
Klepierre SA	10,495	199,603
Lamar Advertising Company, Class A	23,058	1,528,745
Land Securities Group PLC	62,058	466,683
Lexington Realty Trust	30,263	294,156
Life Storage, Inc.	12,506	1,219,085
Link REIT	252,825	1,909,254
LTC Properties, Inc.	4,963	182,688
Mack-Cali Realty Corp.	35,300	536,913
Mapletree Commercial Trust	93,700	133,309
Medical Properties Trust, Inc.	138,716	2,507,985
Mid-America Apartment Communities, Inc.	15,505	1,804,162
Mirvac Group	509,557	799,434
Monmouth Real Estate Investment Corp.	11,916	154,670
National Health Investors, Inc.	5,368	297,870
National Retail Properties, Inc.	46,013	1,444,348
National Storage Affiliates Trust	7,462	223,935
New Senior Investment Group, Inc.	11,027	31,978
NexPoint Residential Trust, Inc.	2,514	80,398
Nippon Building Fund, Inc.	206	1,288,354
Nippon Prologis REIT, Inc.	303	853,944
Nomura Real Estate Master Fund, Inc.	632	775,871
Office Properties Income Trust	6,048	152,954
Omega Healthcare Investors, Inc.	58,576	1,824,057
One Liberty Properties, Inc.	2,068	32,778
Orix JREIT, Inc.	401	579,589
Park Hotels & Resorts, Inc.	64,175	630,840
Pebblebrook Hotel Trust	51,635	705,334
Pennsylvania Real Estate Investment Trust	10,793	12,196
Physicians Realty Trust	76,628	1,323,366
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Piedmont Office Realty Trust, Inc., Class A	15,751	$262,727
PotlatchDeltic Corp.	26,385	896,826
Preferred Apartment Communities, Inc., Class A	6,079	42,492
Prologis, Inc.	100,350	9,182,025
PS Business Parks, Inc.	7,877	1,052,682
Public Storage	20,420	4,139,951
QTS Realty Trust, Inc., Class A	7,249	497,281
Rayonier, Inc.	37,120	881,600
Realty Income Corp.	46,584	2,576,561
Redefine Properties, Ltd.	682,260	75,177
Regency Centers Corp.	22,779	974,713
Retail Opportunity Investments Corp.	14,617	137,254
Retail Value, Inc.	2,047	23,725
Rexford Industrial Realty, Inc.	14,312	569,618
RioCan Real Estate Investment Trust	31,548	333,616
RLJ Lodging Trust	21,539	222,067
RPT Realty	9,995	57,671
Ryman Hospitality Properties, Inc.	6,220	212,600
Sabra Health Care REIT, Inc.	80,625	1,085,213
Safehold, Inc.	1,574	86,239
Saul Centers, Inc.	1,569	47,666
SBA Communications Corp.	15,306	4,808,074
Scentre Group	680,815	1,014,863
Segro PLC	96,970	1,007,667
Seritage Growth Properties, Class A (A)	4,512	35,509
Service Properties Trust	44,116	297,783
Simon Property Group, Inc.	41,712	2,406,782
SL Green Realty Corp.	11,079	466,647
SmartCentres Real Estate Investment Trust	14,967	218,496
Spirit Realty Capital, Inc.	26,736	760,104
STAG Industrial, Inc.	18,875	507,738
Stockland	307,415	733,968
STORE Capital Corp.	57,281	1,107,815
Summit Hotel Properties, Inc.	13,305	83,156
Sunstone Hotel Investors, Inc.	28,361	250,995
Suntec Real Estate Investment Trust	78,100	81,600
Tanger Factory Outlet Centers, Inc.	11,487	70,645
Taubman Centers, Inc.	16,412	678,472
Terreno Realty Corp.	8,265	423,085
The British Land Company PLC	77,839	394,525
The GEO Group, Inc.	47,506	569,122
The GPT Group	251,238	669,101
The Macerich Company	29,539	201,161
UDR, Inc.	39,833	1,473,024
UMH Properties, Inc.	4,650	58,032
Unibail-Rodamco-Westfield	7,490	397,253
United Urban Investment Corp.	456	482,787
Uniti Group, Inc.	23,482	193,727
Universal Health Realty Income Trust	1,607	150,078
Urban Edge Properties	45,519	443,810
Urstadt Biddle Properties, Inc., Class A	3,813	48,654
Ventas, Inc.	50,667	1,770,812
Vicinity Centres	413,038	444,323
Vornado Realty Trust	21,534	779,746
Washington Prime Group, Inc.	26,712	17,112
Washington Real Estate Investment Trust	10,406	228,204
Weingarten Realty Investors	32,425	579,759
Welltower, Inc.	55,155	2,794,704
Weyerhaeuser Company	101,287	2,044,985
Whitestone REIT	5,109	31,420
Xenia Hotels & Resorts, Inc.	14,524	130,716
		169,523,162

100

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development – 0.7%
Aeon Mall Company, Ltd.	15,900	$223,408
Agile Group Holdings, Ltd.	174,600	181,210
Altisource Portfolio Solutions SA (A)	835	11,882
Aroundtown SA	176,361	969,997
Ayala Land, Inc.	1,008,070	638,369
Azrieli Group, Ltd.	5,196	273,981
BR Malls Participacoes SA	80,419	147,838
Bumi Serpong Damai Tbk PT (A)	830,200	36,200
CapitaLand, Ltd. (A)	117,800	241,886
CBRE Group, Inc., Class A (A)	45,505	2,001,310
Central Pattana PCL, NVDR	237,100	369,057
China Aoyuan Group, Ltd.	156,000	167,274
China Evergrande Group (B)	239,035	503,822
China Jinmao Holdings Group, Ltd.	670,400	468,040
China Overseas Land & Investment, Ltd.	494,297	1,515,900
China Resources Land, Ltd.	410,705	1,637,813
China Vanke Company, Ltd., H Shares	189,500	618,621
CIFI Holdings Group Company, Ltd.	350,700	254,769
City Developments, Ltd.	20,800	113,786
CK Asset Holdings, Ltd.	314,698	1,728,495
Country Garden Holdings Company, Ltd.	986,167	1,234,427
CTO Realty Growth, Inc.	670	27,993
Cushman & Wakefield PLC (A)(B)	14,357	147,159
Daito Trust Construction Company, Ltd.	11,100	1,174,505
Daiwa House Industry Company, Ltd.	88,100	2,185,990
Dalian Wanda Commercial Properties Company, Ltd., H Shares (A)(C)	37,400	254,753
Deutsche Wohnen SE	51,794	2,319,247
eXp World Holdings, Inc. (A)	2,653	28,361
Forestar Group, Inc. (A)	2,212	33,556
FRP Holdings, Inc. (A)	924	36,544
Guangzhou R&F Properties Company, Ltd., H Shares	167,800	208,509
Hang Lung Properties, Ltd.	242,000	512,182
Henderson Land Development Company, Ltd.	173,376	623,776
Highwealth Construction Corp.	88,687	131,235
Hongkong Land Holdings, Ltd.	141,800	535,036
Hulic Company, Ltd.	46,600	471,864
Jones Lang LaSalle, Inc.	13,816	1,414,758
Kaisa Group Holdings, Ltd.	320,800	118,305
Kennedy-Wilson Holdings, Inc.	15,616	218,936
Kerry Properties, Ltd.	79,768	189,713
KWG Group Holdings, Ltd. (A)	163,000	228,874
Land & Houses PCL, NVDR	870,500	200,375
Lendlease Group	73,369	634,252
Logan Property Holdings Company, Ltd.	176,500	265,268
Longfor Group Holdings, Ltd. (C)	228,800	1,046,333
Marcus & Millichap, Inc. (A)	2,940	81,056
Maui Land & Pineapple Company, Inc. (A)	994	10,447
Megaworld Corp.	1,603,700	90,481
Mitsubishi Estate Company, Ltd.	183,800	2,921,386
Mitsui Fudosan Company, Ltd.	137,004	2,635,600
Multiplan Empreendimentos Imobiliarios SA	27,901	108,178
NEPI Rockcastle PLC	48,617	248,599
New World Development Company, Ltd.	736,257	748,310
Newmark Group, Inc., Class A	18,322	77,869
Nomura Real Estate Holdings, Inc.	19,700	363,623
Pakuwon Jati Tbk PT	1,752,700	43,588
Rafael Holdings, Inc., Class B (A)	1,392	24,068
RE/MAX Holdings, Inc., Class A (B)	2,289	64,069
Realogy Holdings Corp. (B)	14,598	88,464
Redfin Corp. (A)(B)	11,349	340,357
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Robinsons Land Corp.	288,700	$84,471
Ruentex Development Company, Ltd.	70,080	106,964
Seazen Group, Ltd. (A)	278,800	260,427
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	133,451	94,504
Shenzhen Investment, Ltd.	372,900	115,582
Shimao Property Holdings, Ltd.	148,200	621,527
Shui On Land, Ltd.	480,400	79,695
Sino Land Company, Ltd.	374,075	439,075
Sino-Ocean Group Holding, Ltd.	383,358	89,306
SM Prime Holdings, Inc. (A)	1,378,100	822,598
SOHO China, Ltd. (A)	261,500	88,699
Sumitomo Realty & Development Company, Ltd.	51,783	1,433,919
Sun Hung Kai Properties, Ltd.	193,500	2,266,400
Sunac China Holdings, Ltd.	313,700	1,326,012
Swire Pacific, Ltd., Class A	61,000	320,938
Swire Properties, Ltd.	141,400	317,267
Swiss Prime Site AG	9,362	874,964
Tejon Ranch Company (A)	2,772	39,750
The RMR Group, Inc., Class A	1,949	52,545
The St. Joe Company (A)(B)	4,247	81,755
The Wharf Holdings, Ltd. (B)	139,125	250,002
Tokyu Fudosan Holdings Corp.	96,200	486,428
UOL Group, Ltd.	21,700	105,465
Vonovia SE	74,161	4,265,593
Wharf Real Estate Investment Company, Ltd. (B)	146,125	566,655
Wheelock & Company, Ltd.	100,000	678,830
Yuexiu Property Company, Ltd.	871,500	157,358
Yuzhou Properties Company, Ltd.	238,600	98,386
Zhenro Properties Group, Ltd.	189,000	120,475
		50,437,294
		219,960,456
Utilities – 2.8%
Electric utilities – 1.6%
ALLETE, Inc.	20,406	1,198,444
Alliant Energy Corp.	24,537	1,211,146
American Electric Power Company, Inc.	50,427	4,298,902
AusNet Services	234,562	275,031
Centrais Eletricas Brasileiras SA	26,200	140,567
CEZ AS	22,122	435,294
Chubu Electric Power Company, Inc.	99,400	1,339,888
CK Infrastructure Holdings, Ltd.	80,000	401,994
CLP Holdings, Ltd.	198,000	1,943,517
Duke Energy Corp.	74,427	6,373,184
Edison International	36,610	2,127,407
EDP - Energias de Portugal SA	330,758	1,545,164
El Paso Electric Company	5,086	345,695
Electricite de France SA	33,899	302,478
Emera, Inc. (B)	41,836	1,663,291
Endesa SA	45,804	1,094,089
Enel Americas SA	5,756,609	837,887
Enel Chile SA	4,154,047	311,346
Enel SpA	825,422	6,381,934
Energisa SA	16,200	144,201
Entergy Corp.	20,325	2,069,492
Equatorial Energia SA (A)	85,290	320,459
Evergy, Inc.	23,267	1,435,341
Eversource Energy	33,052	2,766,452
Exelon Corp.	99,244	3,802,038
FirstEnergy Corp.	55,152	2,330,724
Fortis, Inc.	76,417	2,942,125
Fortum OYJ	58,154	1,119,959

101

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Genie Energy, Ltd., B Shares	1,943	$16,729
Hawaiian Electric Industries, Inc.	29,214	1,152,784
HK Electric Investments & HK Electric Investments, Ltd.	293,500	291,127
Hydro One, Ltd. (C)	58,324	1,130,177
Iberdrola SA	890,796	9,645,075
IDACORP, Inc.	13,511	1,259,631
Interconexion Electrica SA ESP	65,453	343,935
Korea Electric Power Corp. (A)	50,812	890,990
Kyushu Electric Power Company, Inc. (B)	57,600	480,082
Manila Electric Company	30,130	168,759
Mercury NZ, Ltd.	42,462	122,990
MGE Energy, Inc.	4,424	300,345
NextEra Energy, Inc.	49,898	12,751,933
NRG Energy, Inc.	25,682	925,836
OGE Energy Corp.	53,664	1,680,756
Orsted A/S (C)	30,906	3,634,691
Otter Tail Corp.	4,992	214,207
PGE Polska Grupa Energetyczna SA (A)	59,267	71,480
Pinnacle West Capital Corp.	11,475	893,903
PNM Resources, Inc.	31,410	1,282,156
Portland General Electric Company	11,306	532,626
Power Assets Holdings, Ltd.	167,500	937,934
PPL Corp.	78,385	2,190,077
Red Electrica Corp. SA	61,764	1,087,550
Spark Energy, Inc., Class A	1,613	13,259
SSE PLC	91,763	1,410,408
Tenaga Nasional BHD	323,136	838,440
Terna Rete Elettrica Nazionale SpA	138,300	939,571
The Chugoku Electric Power Company, Inc.	41,900	576,273
The Kansai Electric Power Company, Inc.	109,200	1,089,703
The Southern Company	107,065	6,110,200
Tohoku Electric Power Company, Inc.	64,900	673,680
Tokyo Electric Power Company Holdings, Inc. (A)	238,700	806,957
Verbund AG	13,968	622,766
Xcel Energy, Inc.	53,534	3,481,316
		107,726,395
Gas utilities – 0.3%
AltaGas, Ltd. (B)	49,190	528,037
APA Group	153,161	1,186,963
Atmos Energy Corp.	12,183	1,252,169
Beijing Enterprises Holdings, Ltd.	68,214	227,730
Chesapeake Utilities Corp. (B)	2,020	182,487
China Gas Holdings, Ltd.	234,000	827,271
China Resources Gas Group, Ltd.	114,100	625,067
Enagas SA	35,447	798,965
ENN Energy Holdings, Ltd.	101,100	1,186,915
Hong Kong & China Gas Company, Ltd.	1,219,989	2,058,268
Infraestructura Energetica Nova SAB de CV	69,135	197,043
Korea Gas Corp.	5,651	136,849
Kunlun Energy Company, Ltd.	456,490	281,543
National Fuel Gas Company	23,142	971,270
Naturgy Energy Group SA	42,197	786,917
New Jersey Resources Corp.	37,638	1,321,847
Northwest Natural Holding Company (B)	3,810	244,259
ONE Gas, Inc.	20,715	1,739,439
Osaka Gas Company, Ltd.	57,300	1,150,144
Perusahaan Gas Negara Tbk PT	1,068,369	63,137
Petronas Gas BHD	80,499	352,336
RGC Resources, Inc.	994	26,242
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Snam SpA	200,648	$939,908
South Jersey Industries, Inc.	11,715	332,237
Southwest Gas Holdings, Inc.	21,497	1,632,697
Spire, Inc.	19,917	1,452,348
Toho Gas Company, Ltd.	11,245	558,090
Tokyo Gas Company, Ltd.	58,000	1,388,634
Towngas China Company, Ltd. (A)	134,900	62,304
UGI Corp.	56,032	1,784,059
		24,295,175
Independent power and renewable electricity producers – 0.1%
Aboitiz Power Corp.	198,800	109,707
AES Corp.	67,766	846,397
Atlantic Power Corp. (A)	15,005	31,511
B. Grimm Power PCL, NVDR	78,000	129,531
CGN Power Company, Ltd., H Shares (C)	1,341,700	309,087
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	1,136,000	31,509
China Longyuan Power Group Corp., Ltd., H Shares	404,300	197,450
China Power International Development, Ltd.	522,900	114,848
China Resources Power Holdings Company, Ltd.	250,332	291,616
Clearway Energy, Inc., Class A	4,482	90,940
Clearway Energy, Inc., Class C	9,936	217,698
Colbun SA	1,188,587	194,415
Datang International Power Generation Company, Ltd., H Shares	361,200	48,704
Electric Power Development Company, Ltd.	22,400	424,093
Electricity Generating PCL, NVDR	30,300	263,443
Energy Absolute PCL, NVDR	169,100	207,712
Engie Brasil Energia SA	19,383	154,046
Global Power Synergy PCL, NVDR	71,700	170,338
Gulf Energy Development PCL, NVDR (B)	272,600	323,737
Huadian Power International Corp., Ltd., H Shares	199,100	61,315
Huaneng Power International, Inc., H Shares	491,864	183,599
Meridian Energy, Ltd.	76,989	228,019
Ormat Technologies, Inc.	5,000	364,050
Ratch Group PCL, NVDR	74,700	164,524
Sunnova Energy International, Inc. (A)	4,087	61,305
TerraForm Power, Inc., Class A	10,026	184,278
Uniper SE	28,898	903,826
		6,307,698
Multi-utilities – 0.7%
AGL Energy, Ltd.	83,719	937,950
Algonquin Power & Utilities Corp.	91,722	1,284,381
Ameren Corp.	25,115	1,876,844
Atco, Ltd., Class I	14,446	407,197
Avista Corp.	8,383	328,362
Black Hills Corp.	24,182	1,492,271
Canadian Utilities, Ltd., Class A	23,814	571,460
CenterPoint Energy, Inc.	51,272	911,616
Centrica PLC	506,935	229,984
CMS Energy Corp.	28,974	1,697,297
Consolidated Edison, Inc.	33,937	2,547,311
Dominion Energy, Inc.	84,029	7,143,305
DTE Energy Company	19,612	2,109,663
E.ON SE	323,825	3,435,027
Engie SA	100,071	1,189,273

102

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
MDU Resources Group, Inc.	53,719	$1,168,925
National Grid PLC	308,301	3,547,175
NiSource, Inc.	38,131	908,662
NorthWestern Corp.	19,914	1,197,230
Public Service Enterprise Group, Inc.	51,630	2,635,195
RWE AG	84,540	2,817,310
Sempra Energy	28,779	3,635,075
Suez SA	17,339	197,700
Unitil Corp.	1,851	89,163
Veolia Environnement SA	29,206	643,115
WEC Energy Group, Inc.	32,203	2,953,981
YTL Corp. BHD	265,897	63,717
		46,019,189
Water utilities – 0.1%
Aguas Andinas SA, Class A	382,915	112,473
American States Water Company	4,599	377,164
American Water Works Company, Inc.	18,454	2,343,658
Artesian Resources Corp., Class A	1,037	36,409
Beijing Enterprises Water Group, Ltd. (A)	629,700	239,373
Cadiz, Inc. (A)(B)	1,817	20,114
California Water Service Group	6,076	285,572
Cia de Saneamento Basico do Estado de Sao Paulo	34,298	349,131
Consolidated Water Company, Ltd.	1,864	27,643
Essential Utilities, Inc.	57,863	2,532,085
Global Water Resources, Inc.	1,685	18,114
Guangdong Investment, Ltd.	375,980	743,472
Middlesex Water Company	2,129	144,474
Pure Cycle Corp. (A)	2,640	26,822
Severn Trent PLC	20,981	635,315
SJW Group	3,330	209,257
The York Water Company	1,639	72,772
United Utilities Group PLC	60,257	685,981
		8,859,829
		193,208,286
TOTAL COMMON STOCKS (Cost $6,175,978,732)		$6,452,572,842
PREFERRED SECURITIES – 0.4%
Communication services – 0.0%
Diversified telecommunication services – 0.0%
Telefonica Brasil SA	44,954	397,116
Media – 0.0%
GCI Liberty, Inc., 7.000%	974	25,012
		422,128
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	8,037	371,113
Hyundai Motor Company	4,704	214,733
Hyundai Motor Company, 2nd Preferred	7,278	355,212
Porsche Automobil Holding SE	22,605	1,242,732
Volkswagen AG	27,052	4,005,595
		6,189,385
Internet and direct marketing retail – 0.0%
Overstock.com, Inc., 1.020%	522	6,264
Multiline retail – 0.0%
Lojas Americanas SA	75,526	399,829
		6,595,478
Consumer staples – 0.1%
Beverages – 0.0%
Embotelladora Andina SA, B Shares	54,148	129,958
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Household products – 0.1%
Henkel AG & Company KGaA	25,747	$2,302,665
Personal products – 0.0%
Amorepacific Corp.	1,787	83,577
LG Household & Health Care, Ltd.	408	236,354
		319,931
		2,752,554
Energy – 0.0%
Oil, gas and consumable fuels – 0.0%
Petroleo Brasileiro SA	425,333	1,621,212
Financials – 0.1%
Banks – 0.1%
Banco Bradesco SA	448,044	1,591,071
Bancolombia SA	66,739	440,155
Grupo Aval Acciones y Valores SA	587,215	132,399
Itau Unibanco Holding SA	486,867	2,102,096
Itausa - Investimentos Itau SA	441,559	733,132
		4,998,853
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	5,134	1,913,905
Information technology – 0.1%
Technology hardware, storage and peripherals – 0.1%
Samsung Electronics Company, Ltd.	163,584	5,695,383
Materials – 0.0%
Chemicals – 0.0%
Braskem SA, A Shares	18,983	98,680
FUCHS PETROLUB SE	9,811	392,762
LG Chem, Ltd.	1,560	223,938
Sociedad Quimica y Minera de Chile SA, B Shares	17,315	425,066
		1,140,446
Metals and mining – 0.0%
Gerdau SA	110,383	277,804
		1,418,250
Utilities – 0.0%
Electric utilities – 0.0%
Centrais Eletricas Brasileiras SA, B Shares	25,879	148,883
Cia Energetica de Minas Gerais	92,548	187,306
		336,189
TOTAL PREFERRED SECURITIES (Cost $29,031,745)		$25,753,952
EXCHANGE-TRADED FUNDS – 1.4%
iShares MSCI India ETF (B)	2,024,027	55,640,502
iShares MSCI Russia ETF (B)	23,491	807,386
KraneShares Bosera MSCI China A ETF (B)	339,628	10,497,901
VanEck Vectors Russia ETF (B)	377,748	7,789,164
Xtrackers Harvest CSI 300 China A-Shares ETF (B)	780,668	21,257,590
TOTAL EXCHANGE-TRADED FUNDS (Cost $96,520,122)		$95,992,543
RIGHTS – 0.0%
Ferrovial SA (Expiration Date: 6-3-20) (A)(D)(E)	70,758	26,171
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(E)	37,553	24,406

103

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
RIGHTS (continued)
Pulse Biosciences, Inc. (Expiration Date: 6-8-20; Strike Price: $7.01) (A)	1,643	$3,417
Whitbread PLC (Expiration Date: 6-10-20; Strike Price: GBP 15.00) (A)	5,958	73,728
TOTAL RIGHTS (Cost $144,269)		$127,722
WARRANTS – 0.0%
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	2,410	102
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	63,720	2,684
Minor International PCL (Expiration Date: 10-1-21; Strike Price: THB 48.00) (A)	1,847	99
TOTAL WARRANTS (Cost $0)		$2,885
SHORT-TERM INVESTMENTS – 4.9%
U.S. Government Agency – 1.8%
Federal Home Loan Bank Discount Note
0.030%, 09/01/2020 *	$20,000,000	19,991,822
0.040%, 07/27/2020 *	4,700,000	4,699,050
0.060%, 10/01/2020 *	40,000,000	39,976,956
0.100%, 07/23/2020 *	20,000,000	19,996,244
0.110%, 09/14/2020 *	20,000,000	19,990,667
0.110%, 07/21/2020 *	1,200,000	1,199,783
0.120%, 06/24/2020 *	9,620,000	9,619,324
0.950%, 08/03/2020 *	5,000,000	4,998,688
		120,472,534
Short-term funds – 2.5%
John Hancock Collateral Trust, 0.3653% (F)(G)	17,307,324	173,275,738
Repurchase agreement – 0.6%
Repurchase Agreement with State Street Corp. dated 5-29-20 at 0.000% to be repurchased at $38,895,000 on 6-1-20, collateralized by $37,625,000 U.S. Treasury Notes, 2.000% due 11-30-22 (valued at $39,678,874)	$38,895,000	38,895,000
TOTAL SHORT-TERM INVESTMENTS (Cost $332,464,546)		$332,643,272
Total Investments (Strategic Equity Allocation Fund) (Cost $6,634,139,414) – 101.5%		$6,907,093,216
Other assets and liabilities, net – (1.5%)		(104,570,312)
TOTAL NET ASSETS – 100.0%		$6,802,522,904
Strategic Equity Allocation Fund (continued)
Currency Abbreviations
GBP	Pound Sterling
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $168,369,028.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 5-31-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	92	Long	Jun 2020	$6,572,748	$6,675,520	$102,772
MSCI EAFE Index Futures	668	Long	Jun 2020	53,344,832	57,635,041	4,290,209
MSCI Emerging Markets Index Futures	425	Long	Jun 2020	18,818,626	19,824,125	1,005,499
Russell 2000 E-Mini Index Futures	189	Long	Jun 2020	13,213,156	13,161,960	(51,196)
S&P 500 Index E-Mini Futures	714	Long	Jun 2020	105,030,276	108,465,525	3,435,249
S&P Mid 400 Index E-Mini Futures	113	Long	Jun 2020	19,806,255	19,913,990	107,735
S&P/TSX 60 Index Futures	48	Long	Jun 2020	5,982,483	6,384,661	402,178
						$9,292,446
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
104

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund
	Shares or Principal Amount	Value
CORPORATE BONDS – 92.2%
Communication services – 16.3%
Block Communications, Inc. 4.875%, 03/01/2028 (A)	$125,000	$124,375
CCO Holdings LLC
4.000%, 03/01/2023 (A)	50,000	50,376
4.500%, 08/15/2030 to 05/01/2032 (A)	800,000	828,711
5.000%, 02/01/2028 (A)	125,000	130,921
5.125%, 05/01/2027 (A)	250,000	262,505
5.375%, 05/01/2025 (A)	2,150,000	2,209,125
5.750%, 02/15/2026 (A)	2,700,000	2,815,236
5.875%, 04/01/2024 (A)	175,000	179,776
Cinemark USA, Inc. 8.750%, 05/01/2025 (A)	75,000	78,188
CSC Holdings LLC
5.375%, 07/15/2023 to 02/01/2028 (A)	1,105,000	1,139,622
5.500%, 05/15/2026 (A)	1,125,000	1,175,288
6.500%, 02/01/2029 (A)	350,000	386,386
7.500%, 04/01/2028 (A)	550,000	609,125
7.750%, 07/15/2025 (A)	1,125,000	1,172,813
Diamond Sports Group LLC
5.375%, 08/15/2026 (A)	125,000	99,375
6.625%, 08/15/2027 (A)	1,475,000	887,508
Gray Television, Inc.
5.125%, 10/15/2024 (A)	975,000	987,188
5.875%, 07/15/2026 (A)	2,000,000	2,065,000
7.000%, 05/15/2027 (A)	200,000	211,250
Intelsat Connect Finance SA 9.500%, 02/15/2023 (A)(B)	275,000	68,750
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (B)	3,375,000	1,780,313
8.500%, 10/15/2024 (A)(B)	1,100,000	627,000
Intelsat Luxembourg SA 8.125%, 06/01/2023 (B)	650,000	34,125
Lamar Media Corp.
3.750%, 02/15/2028 (A)	700,000	679,000
4.000%, 02/15/2030 (A)	700,000	673,750
5.750%, 02/01/2026	50,000	52,063
Level 3 Financing, Inc.
5.125%, 05/01/2023	665,000	664,169
5.375%, 08/15/2022 to 01/15/2024	845,000	851,313
5.625%, 02/01/2023	310,000	310,580
Live Nation Entertainment, Inc. 6.500%, 05/15/2027 (A)	150,000	159,281
Match Group, Inc. 4.125%, 08/01/2030 (A)	125,000	122,500
Nexstar Broadcasting, Inc. 5.625%, 07/15/2027 (A)	2,095,000	2,147,375
Nielsen Finance LLC 5.000%, 04/15/2022 (A)	2,825,000	2,820,621
Outfront Media Capital LLC
4.625%, 03/15/2030 (A)	1,225,000	1,127,000
5.000%, 08/15/2027 (A)	25,000	24,337
5.625%, 02/15/2024	375,000	376,875
Salem Media Group, Inc. 6.750%, 06/01/2024 (A)(C)	2,100,000	1,743,000
Scripps Escrow, Inc. 5.875%, 07/15/2027 (A)	125,000	118,750
Sprint Capital Corp.
6.875%, 11/15/2028	140,000	172,900
8.750%, 03/15/2032	820,000	1,178,750
The EW Scripps Company 5.125%, 05/15/2025 (A)	2,050,000	1,906,500
The Nielsen Company Luxembourg SARL 5.000%, 02/01/2025 (A)(C)	400,000	402,120
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
T-Mobile USA, Inc.
4.500%, 02/01/2026	$75,000	$77,090
4.750%, 02/01/2028	325,000	345,316
5.125%, 04/15/2025	250,000	255,000
5.375%, 04/15/2027	875,000	929,688
6.375%, 03/01/2025	1,550,000	1,598,531
Zayo Group Holdings, Inc. 4.000%, 03/01/2027 (A)	200,000	197,000
		36,856,465
Consumer discretionary – 12.4%
Asbury Automotive Group, Inc.
4.500%, 03/01/2028 (A)	360,000	341,100
4.750%, 03/01/2030 (A)	347,000	333,120
Carriage Services, Inc. 6.625%, 06/01/2026 (A)	1,750,000	1,828,750
CCM Merger, Inc. 6.000%, 03/15/2022 (A)	3,050,000	2,851,750
Clarios Global LP 6.750%, 05/15/2025 (A)	75,000	77,828
Connect Finco SARL 6.750%, 10/01/2026 (A)	450,000	436,500
Cooper Tire & Rubber Company 7.625%, 03/15/2027	2,410,000	2,506,400
Ford Motor Company
4.750%, 01/15/2043	1,375,000	1,051,875
9.000%, 04/22/2025	150,000	157,688
9.625%, 04/22/2030 (C)	150,000	166,500
Ford Motor Credit Company LLC
4.389%, 01/08/2026	1,450,000	1,363,000
5.113%, 05/03/2029	2,000,000	1,867,600
Group 1 Automotive, Inc. 5.000%, 06/01/2022	925,000	906,500
Hilton Domestic Operating Company, Inc. 4.875%, 01/15/2030	125,000	124,375
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (A)	650,000	665,334
5.250%, 06/01/2026 (A)	650,000	676,000
Levi Strauss & Company 5.000%, 05/01/2025	175,000	178,500
Lithia Motors, Inc.
4.625%, 12/15/2027 (A)	200,000	193,000
5.250%, 08/01/2025 (A)	1,025,000	1,004,500
NCL Corp., Ltd. 3.625%, 12/15/2024 (A)	250,000	150,000
Panther BF Aggregator 2 LP 6.250%, 05/15/2026 (A)	100,000	101,750
Penske Automotive Group, Inc.
3.750%, 08/15/2020	415,000	410,887
5.375%, 12/01/2024	1,125,000	1,096,875
5.750%, 10/01/2022	2,000,000	2,005,000
Royal Caribbean Cruises, Ltd. 3.700%, 03/15/2028	450,000	303,967
Service Corp. International
4.625%, 12/15/2027	425,000	447,228
5.125%, 06/01/2029	1,175,000	1,266,063
7.500%, 04/01/2027	450,000	499,500
8.000%, 11/15/2021	2,145,000	2,262,975
Sonic Automotive, Inc. 6.125%, 03/15/2027	350,000	347,155
Telesat Canada 6.500%, 10/15/2027 (A)	350,000	343,235

105

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
The William Carter Company
5.500%, 05/15/2025 (A)	$150,000	$154,500
5.625%, 03/15/2027 (A)	375,000	383,059
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026 (A)	1,270,000	1,206,665
Yum! Brands, Inc.
4.750%, 01/15/2030 (A)	150,000	155,493
7.750%, 04/01/2025 (A)	150,000	165,750
		28,030,422
Consumer staples – 1.5%
Albertsons Companies, Inc.
4.625%, 01/15/2027 (A)	150,000	152,249
4.875%, 02/15/2030 (A)	150,000	155,438
Cott Holdings, Inc. 5.500%, 04/01/2025 (A)	375,000	378,203
Darling Ingredients, Inc. 5.250%, 04/15/2027 (A)	500,000	520,000
Pilgrim's Pride Corp.
5.750%, 03/15/2025 (A)	940,000	961,150
5.875%, 09/30/2027 (A)	125,000	130,000
Prestige Brands, Inc.
5.125%, 01/15/2028 (A)	125,000	126,875
6.375%, 03/01/2024 (A)	725,000	745,844
Spectrum Brands, Inc. 5.750%, 07/15/2025	275,000	283,594
		3,453,353
Energy – 16.3%
Antero Midstream Partners LP 5.750%, 01/15/2028 (A)	1,875,000	1,465,875
Apache Corp.
4.250%, 01/15/2030	50,000	43,958
4.750%, 04/15/2043	1,175,000	909,934
Archrock Partners LP
6.250%, 04/01/2028 (A)	200,000	190,500
6.875%, 04/01/2027 (A)	450,000	429,750
Baytex Energy Corp.
5.625%, 06/01/2024 (A)	1,400,000	714,000
8.750%, 04/01/2027 (A)	2,100,000	1,060,500
Buckeye Partners LP 5.850%, 11/15/2043	825,000	687,844
Callon Petroleum Company
6.125%, 10/01/2024	732,000	241,560
6.250%, 04/15/2023	225,000	73,125
8.250%, 07/15/2025	1,350,000	411,750
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/2027	75,000	81,222
Cheniere Energy Partners LP
4.500%, 10/01/2029 (A)	350,000	342,125
5.250%, 10/01/2025	3,175,000	3,206,750
5.625%, 10/01/2026	400,000	407,120
Denbury Resources, Inc.
7.750%, 02/15/2024 (A)	743,000	304,630
9.000%, 05/15/2021 (A)	1,300,000	559,000
9.250%, 03/31/2022 (A)	451,000	180,400
Diamond Offshore Drilling, Inc. 4.875%, 11/01/2043 (B)	1,086,000	120,991
EnLink Midstream LLC 5.375%, 06/01/2029	1,725,000	1,335,478
EnLink Midstream Partners LP
4.150%, 06/01/2025	25,000	20,125
4.400%, 04/01/2024	300,000	240,750
5.050%, 04/01/2045	1,175,000	683,263
5.450%, 06/01/2047 (C)	1,175,000	722,860
5.600%, 04/01/2044	750,000	452,730
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enviva Partners LP 6.500%, 01/15/2026 (A)	$1,550,000	$1,639,125
Era Group, Inc. 7.750%, 12/15/2022 (C)	1,600,000	1,472,000
Hilcorp Energy I LP
5.000%, 12/01/2024 (A)(C)	1,250,000	1,100,000
5.750%, 10/01/2025 (A)	1,325,000	1,192,500
6.250%, 11/01/2028 (A)	225,000	192,375
MPLX LP
5.250%, 01/15/2025	425,000	440,627
6.375%, 05/01/2024	275,000	283,994
Murphy Oil Corp.
5.750%, 08/15/2025 (C)	125,000	117,031
5.875%, 12/01/2027	125,000	116,250
Murphy Oil USA, Inc. 4.750%, 09/15/2029	75,000	77,078
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	225,000	229,187
7.768%, 12/15/2037 (A)(C)	275,000	328,676
Occidental Petroleum Corp.
4.625%, 06/15/2045	1,575,000	938,621
6.200%, 03/15/2040	500,000	341,250
6.450%, 09/15/2036	3,825,000	2,744,438
6.600%, 03/15/2046	375,000	260,625
Oceaneering International, Inc. 6.000%, 02/01/2028	1,350,000	904,500
Rockies Express Pipeline LLC
3.600%, 05/15/2025 (A)	725,000	657,938
4.800%, 05/15/2030 (A)	725,000	661,780
4.950%, 07/15/2029 (A)	350,000	324,555
6.875%, 04/15/2040 (A)	1,506,000	1,458,260
7.500%, 07/15/2038 (A)	201,000	194,468
Southwestern Energy Company
6.200%, 01/23/2025	15,000	13,473
7.500%, 04/01/2026 (C)	250,000	230,000
7.750%, 10/01/2027 (C)	850,000	792,625
Tallgrass Energy Partners LP 5.500%, 09/15/2024 (A)	2,500,000	2,387,500
Ultra Resources, Inc. 7.125%, 04/15/2025 (A)(B)	2,675,000	1,338
USA Compression Partners LP 6.875%, 04/01/2026 to 09/01/2027	1,150,000	1,103,375
Valaris PLC
4.875%, 06/01/2022	725,000	72,500
5.750%, 10/01/2044	2,575,000	206,000
Western Midstream Operating LP
4.050%, 02/01/2030	650,000	583,180
5.250%, 02/01/2050	50,000	40,485
5.300%, 03/01/2048	1,100,000	858,000
		36,849,994
Financials – 4.4%
AmWINS Group, Inc. 7.750%, 07/01/2026 (A)	1,175,000	1,260,658
CIT Group, Inc.
4.125%, 03/09/2021	40,000	39,900
6.125%, 03/09/2028	50,000	51,750
FirstCash, Inc. 5.375%, 06/01/2024 (A)	1,175,000	1,178,184
HUB International, Ltd. 7.000%, 05/01/2026 (A)	500,000	513,535
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	200,000	167,000
5.250%, 03/15/2022 to 10/01/2025 (A)	1,500,000	1,294,125
LPL Holdings, Inc.
4.625%, 11/15/2027 (A)	250,000	244,688

106

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
LPL Holdings, Inc. (continued)
5.750%, 09/15/2025 (A)	$2,425,000	$2,521,127
Springleaf Finance Corp.
5.375%, 11/15/2029	625,000	554,063
6.125%, 03/15/2024	400,000	388,120
6.625%, 01/15/2028	400,000	382,000
7.125%, 03/15/2026	600,000	591,000
8.250%, 10/01/2023	225,000	228,985
USI, Inc. 6.875%, 05/01/2025 (A)	475,000	486,680
		9,901,815
Health care – 10.1%
Bausch Health Americas, Inc. 8.500%, 01/31/2027 (A)	300,000	327,855
Bausch Health Companies, Inc.
5.000%, 01/30/2028 (A)	250,000	241,558
5.250%, 01/30/2030 (A)	250,000	245,625
5.500%, 03/01/2023 to 11/01/2025 (A)	1,032,000	1,044,080
5.750%, 08/15/2027 (A)	100,000	107,020
5.875%, 05/15/2023 (A)	138,000	137,914
6.125%, 04/15/2025 (A)	1,265,000	1,283,709
6.250%, 02/15/2029 (A)	1,000,000	1,025,000
6.500%, 03/15/2022 (A)	175,000	178,028
7.000%, 03/15/2024 to 01/15/2028 (A)	425,000	441,370
7.250%, 05/30/2029 (A)	50,000	53,900
Centene Corp. 5.375%, 08/15/2026 (A)	100,000	105,641
Change Healthcare Holdings LLC 5.750%, 03/01/2025 (A)	2,250,000	2,246,783
Charles River Laboratories International, Inc.
4.250%, 05/01/2028 (A)	75,000	75,633
5.500%, 04/01/2026 (A)	250,000	261,048
Community Health Systems, Inc. 6.625%, 02/15/2025 (A)	1,500,000	1,447,500
DaVita, Inc. 4.625%, 06/01/2030 (A)	575,000	573,563
Encompass Health Corp.
4.500%, 02/01/2028	225,000	228,375
4.750%, 02/01/2030	250,000	253,643
5.125%, 03/15/2023	245,000	246,225
5.750%, 11/01/2024 to 09/15/2025	65,000	66,340
Hill-Rom Holdings, Inc.
4.375%, 09/15/2027 (A)	650,000	667,063
5.000%, 02/15/2025 (A)	50,000	51,375
Hologic, Inc.
4.375%, 10/15/2025 (A)	1,300,000	1,328,977
4.625%, 02/01/2028 (A)	150,000	155,250
IQVIA, Inc. 5.000%, 10/15/2026 to 05/15/2027 (A)	700,000	733,000
MEDNAX, Inc.
5.250%, 12/01/2023 (A)	150,000	147,000
6.250%, 01/15/2027 (A)	325,000	303,875
MPH Acquisition Holdings LLC 7.125%, 06/01/2024 (A)	2,225,000	2,102,625
Ortho-Clinical Diagnostics, Inc. 7.250%, 02/01/2028 (A)	150,000	149,250
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500%, 12/01/2022 (A)	400,000	350,252
Select Medical Corp. 6.250%, 08/15/2026 (A)	850,000	893,563
Surgery Center Holdings, Inc. 6.750%, 07/01/2025 (A)(C)	325,000	297,375
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Tenet Healthcare Corp.
4.625%, 07/15/2024	$775,000	$784,688
4.875%, 01/01/2026 (A)	400,000	411,084
5.125%, 11/01/2027 (A)	100,000	103,250
7.000%, 08/01/2025 (C)	350,000	351,677
7.500%, 04/01/2025 (A)	175,000	190,750
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046	500,000	420,500
6.750%, 03/01/2028 (C)	1,600,000	1,712,000
Vizient, Inc. 6.250%, 05/15/2027 (A)	1,125,000	1,180,271
		22,924,635
Industrials – 11.2%
ACCO Brands Corp. 5.250%, 12/15/2024 (A)	25,000	25,125
Advanced Disposal Services, Inc. 5.625%, 11/15/2024 (A)	1,925,000	1,989,969
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)	750,000	727,500
5.000%, 10/01/2024 (A)	2,625,000	2,644,658
5.875%, 06/01/2029 (A)	350,000	353,500
Covanta Holding Corp.
5.875%, 03/01/2024 to 07/01/2025	1,250,000	1,245,730
6.000%, 01/01/2027	475,000	467,875
Fortress Transportation & Infrastructure Investors LLC 6.500%, 10/01/2025 (A)	1,625,000	1,360,938
IAA, Inc. 5.500%, 06/15/2027 (A)	2,300,000	2,334,500
KAR Auction Services, Inc. 5.125%, 06/01/2025 (A)	3,425,000	3,235,906
Navistar International Corp. 9.500%, 05/01/2025 (A)	150,000	161,250
RBS Global, Inc. 4.875%, 12/15/2025 (A)	1,825,000	1,815,875
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025 (A)	2,525,000	2,600,750
Sensata Technologies BV 5.625%, 11/01/2024 (A)	1,600,000	1,673,856
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (A)	250,000	263,125
Signature Aviation US Holdings, Inc.
4.000%, 03/01/2028 (A)	525,000	464,625
5.375%, 05/01/2026 (A)	1,375,000	1,305,136
Stevens Holding Company, Inc. 6.125%, 10/01/2026 (A)	1,250,000	1,287,975
Tempo Acquisition LLC 5.750%, 06/01/2025 (A)	75,000	78,281
TriMas Corp. 4.875%, 10/15/2025 (A)	1,325,000	1,315,063
		25,351,637
Information technology – 5.6%
Cardtronics, Inc. 5.500%, 05/01/2025 (A)	2,350,000	2,209,000
CDK Global, Inc. 5.250%, 05/15/2029 (A)	100,000	102,000
CommScope Technologies LLC 6.000%, 06/15/2025 (A)	525,000	510,416
CommScope, Inc. 8.250%, 03/01/2027 (A)	450,000	469,125
Dell International LLC
5.875%, 06/15/2021 (A)	1,207,000	1,207,362
7.125%, 06/15/2024 (A)(C)	2,275,000	2,361,723

107

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Fair Isaac Corp.
4.000%, 06/15/2028 (A)	$100,000	$100,375
5.250%, 05/15/2026 (A)	1,425,000	1,536,407
Gartner, Inc. 5.125%, 04/01/2025 (A)	615,000	627,552
NCR Corp.
5.000%, 07/15/2022	1,510,000	1,511,450
5.750%, 09/01/2027 (A)	50,000	49,625
6.375%, 12/15/2023	750,000	766,793
8.125%, 04/15/2025 (A)	150,000	161,438
NortonLifeLock, Inc. 5.000%, 04/15/2025 (A)	125,000	127,500
Qorvo, Inc. 4.375%, 10/15/2029 (A)	200,000	204,750
SS&C Technologies, Inc. 5.500%, 09/30/2027 (A)	700,000	735,217
		12,680,733
Materials – 5.1%
Ardagh Packaging Finance PLC
4.125%, 08/15/2026 (A)	600,000	602,070
4.250%, 09/15/2022 (A)	200,000	202,124
5.250%, 04/30/2025 (A)	125,000	130,469
Ball Corp.
4.875%, 03/15/2026	250,000	275,156
5.000%, 03/15/2022	175,000	182,998
5.250%, 07/01/2025	75,000	84,094
Berry Global, Inc.
4.875%, 07/15/2026 (A)	350,000	365,862
5.125%, 07/15/2023	250,000	252,500
5.625%, 07/15/2027 (A)	100,000	105,000
6.000%, 10/15/2022	320,000	322,400
Clearwater Paper Corp. 5.375%, 02/01/2025 (A)(C)	300,000	294,000
Crown Americas LLC
4.250%, 09/30/2026	775,000	796,313
4.750%, 02/01/2026	800,000	831,304
Flex Acquisition Company, Inc.
6.875%, 01/15/2025 (A)	1,350,000	1,361,840
7.875%, 07/15/2026 (A)	350,000	350,000
Kaiser Aluminum Corp.
4.625%, 03/01/2028 (A)	275,000	259,875
6.500%, 05/01/2025 (A)	175,000	179,594
Novelis Corp. 5.875%, 09/30/2026 (A)	250,000	256,048
OI European Group BV 4.000%, 03/15/2023 (A)	350,000	345,625
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/2022 (A)	173,000	174,298
5.875%, 08/15/2023 (A)	600,000	622,500
QVC, Inc. 4.750%, 02/15/2027	600,000	571,500
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023 (A)	450,000	455,625
Sealed Air Corp. 5.125%, 12/01/2024 (A)	1,165,000	1,260,775
Silgan Holdings, Inc.
4.125%, 02/01/2028 (A)	650,000	653,068
4.750%, 03/15/2025	125,000	127,813
Valvoline, Inc.
4.250%, 02/15/2030 (A)	325,000	324,188
4.375%, 08/15/2025 (A)	125,000	126,875
		11,513,914
Real estate – 3.9%
CoreCivic, Inc.
4.625%, 05/01/2023	300,000	291,000
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
CoreCivic, Inc. (continued)
5.000%, 10/15/2022	$800,000	$784,000
GLP Capital LP 5.375%, 11/01/2023	625,000	626,519
Iron Mountain, Inc.
4.375%, 06/01/2021 (A)	975,000	974,249
6.000%, 08/15/2023	250,000	252,500
MPT Operating Partnership LP
4.625%, 08/01/2029	275,000	272,250
5.000%, 10/15/2027	725,000	749,469
5.250%, 08/01/2026	800,000	820,000
5.500%, 05/01/2024	715,000	723,938
6.375%, 03/01/2024	60,000	61,633
SBA Communications Corp.
3.875%, 02/15/2027 (A)	300,000	304,620
4.000%, 10/01/2022	525,000	532,329
The GEO Group, Inc.
5.125%, 04/01/2023	210,000	184,275
5.875%, 01/15/2022 to 10/15/2024	1,665,000	1,506,885
6.000%, 04/15/2026	975,000	760,500
		8,844,167
Utilities – 5.4%
NextEra Energy Operating Partners LP
4.250%, 07/15/2024 to 09/15/2024 (A)	825,000	851,813
4.500%, 09/15/2027 (A)	725,000	768,500
NSG Holdings LLC 7.750%, 12/15/2025 (A)	2,371,547	2,395,262
Pattern Energy Group, Inc. 5.875%, 02/01/2024 (A)	3,800,000	3,847,500
TerraForm Power Operating LLC
4.250%, 01/31/2023 (A)	2,250,000	2,289,375
4.750%, 01/15/2030 (A)	400,000	415,000
5.000%, 01/31/2028 (A)	1,525,000	1,624,125
		12,191,575
TOTAL CORPORATE BONDS (Cost $217,187,546)		$208,598,710
CONVERTIBLE BONDS – 0.3%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	575,000	506,661
Energy – 0.1%
Denbury Resources, Inc. 6.375%, 12/31/2024 (A)	531,000	46,170
Whiting Petroleum Corp. 1.250%, 04/01/2020 (B)	1,345,000	171,488
		217,658
TOTAL CONVERTIBLE BONDS (Cost $2,293,072)		$724,319
TERM LOANS (D) – 3.1%
Communication services – 1.3%
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (1 month LIBOR + 4.250%) 4.424%, 08/27/2026	2,690,159	2,488,397
Montreign Operating Company, Bridge Term Loan (1 month LIBOR + 2.250%) 2.424%, 03/22/2021	420,089	371,778
		2,860,175
Consumer discretionary – 0.1%
CCM Merger, Inc., New Term Loan B (1 month LIBOR + 2.250%) 3.000%, 08/08/2021	281,555	260,790

108

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (D) (continued)
Consumer staples – 0.0%
Atkins Nutritionals Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.750%) 4.750%, 07/07/2024	$145,423	$142,878
Energy – 0.2%
EPIC Crude Services LP, Term Loan B (3 month LIBOR + 5.000%) 5.370%, 03/02/2026	600,000	448,500
Financials – 1.4%
Emerald TopCo, Inc., Term Loan (1 and 3 month LIBOR + 3.500%) 4.259%, 07/24/2026	671,625	643,753
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 5.000%, 04/25/2025	448,875	438,789
Nexus Buyer LLC, Term Loan B (1 month LIBOR + 3.750%) 3.934%, 11/09/2026	473,813	464,336
USI, Inc., 2019 Incremental Term Loan B (1 month LIBOR + 4.000%) 4.174%, 12/02/2026	149,625	144,949
VFH Parent LLC, 2019 Term Loan B (1 month LIBOR + 3.000%) 3.222%, 03/01/2026	247,537	242,896
Victory Capital Holdings, Inc., 2020 Term Loan B (3 month LIBOR + 2.500%) 3.937%, 07/01/2026	1,287,909	1,243,901
		3,178,624
Materials – 0.1%
Clearwater Paper Corp., Term Loan B (3 month LIBOR + 3.250%) 4.250%, 07/26/2026	149,625	148,129
TOTAL TERM LOANS (Cost $7,473,888)		$7,039,096
RIGHTS – 0.1%
Texas Competitive Electric Holdings Company LLC (E)(F)	215,025	215,025
TOTAL RIGHTS (Cost $1,079,996)		$215,025
ESCROW CERTIFICATES – 0.0%
Texas Competitive Electric Holdings Company LLC 11.500%, 10/01/2020 (E)(G)	$13,200,000	19,800
TOTAL ESCROW CERTIFICATES (Cost $6,477)		$19,800
SHORT-TERM INVESTMENTS – 5.8%
Short-term funds – 5.8%
John Hancock Collateral Trust, 0.3653% (H)(I)	694,972	6,957,853
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (H)	6,068,552	6,068,552
TOTAL SHORT-TERM INVESTMENTS (Cost $13,017,685)		$13,026,405
Total Investments (U.S. High Yield Bond Fund) (Cost $241,058,664) – 101.5%		$229,623,355
Other assets and liabilities, net – (1.5%)		(3,355,900)
TOTAL NET ASSETS – 100.0%		$226,267,455
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
U.S. High Yield Bond Fund (continued)
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $140,236,483 or 62.0% of the fund's net assets as of 5-31-20.
(B)	Non-income producing - Issuer is in default.
(C)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $6,809,723.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	Strike price and/or expiration date not available.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	The rate shown is the annualized seven-day yield as of 5-31-20.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 97.3%
Communication services – 10.5%
Diversified telecommunication services – 1.5%
AT&T, Inc.	265,037	$8,179,042
CenturyLink, Inc. (A)	35,596	349,909
Verizon Communications, Inc.	150,052	8,609,984
		17,138,935
Entertainment – 2.0%
Activision Blizzard, Inc.	34,685	2,496,626
Electronic Arts, Inc. (B)	13,182	1,619,804
Live Nation Entertainment, Inc. (B)	6,362	312,756
Netflix, Inc. (B)	19,786	8,304,778
Take-Two Interactive Software, Inc. (B)	5,110	695,829
The Walt Disney Company	81,375	9,545,288
		22,975,081
Interactive media and services – 5.6%
Alphabet, Inc., Class A (B)	13,528	19,392,659
Alphabet, Inc., Class C (B)	13,494	19,281,846
Facebook, Inc., Class A (B)	108,647	24,455,353
Twitter, Inc. (B)	35,051	1,085,529
		64,215,387
Media – 1.3%
Charter Communications, Inc., Class A (B)	7,079	3,850,976
Comcast Corp., Class A	204,964	8,116,574
Discovery, Inc., Series A (A)(B)	7,134	155,165
Discovery, Inc., Series C (B)	15,149	296,769
DISH Network Corp., Class A (B)	11,558	365,811
Fox Corp., Class A	16,006	466,895
Fox Corp., Class B	7,331	210,986
Media General, Inc. (B)(C)	7,175	682
News Corp., Class A	17,552	215,012
News Corp., Class B	5,486	67,258
Omnicom Group, Inc.	9,830	538,586
The Interpublic Group of Companies, Inc.	17,504	299,493
ViacomCBS, Inc., Class B	24,399	506,035
		15,090,242
Wireless telecommunication services – 0.1%
T-Mobile US, Inc. (B)	13,812	1,381,752
		120,801,397
Consumer discretionary – 9.9%
Auto components – 0.2%
Aptiv PLC	17,291	1,302,877

109

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
BorgWarner, Inc.	13,986	$449,650
		1,752,527
Automobiles – 0.3%
Ford Motor Company	263,745	1,505,984
General Motors Company	85,161	2,203,967
Harley-Davidson, Inc. (A)	10,450	223,003
		3,932,954
Distributors – 0.1%
Genuine Parts Company	10,854	905,332
LKQ Corp. (B)	22,895	628,697
		1,534,029
Diversified consumer services – 0.0%
H&R Block, Inc.	11,418	194,106
Hotels, restaurants and leisure – 2.1%
Carnival Corp. (A)	27,242	428,789
Chipotle Mexican Grill, Inc. (B)	1,496	1,501,849
Darden Restaurants, Inc.	7,629	586,365
Domino's Pizza, Inc.	2,262	872,770
Hilton Worldwide Holdings, Inc.	16,504	1,308,932
Las Vegas Sands Corp.	19,766	947,582
Marriott International, Inc., Class A	15,872	1,404,672
McDonald's Corp.	44,049	8,207,210
MGM Resorts International	30,121	517,479
Norwegian Cruise Line Holdings, Ltd. (A)(B)	14,571	228,182
Royal Caribbean Cruises, Ltd. (A)	10,054	521,501
Starbucks Corp.	69,078	5,387,393
Wynn Resorts, Ltd.	5,651	470,615
Yum! Brands, Inc.	17,691	1,587,413
		23,970,752
Household durables – 0.4%
D.R. Horton, Inc.	17,251	953,980
Garmin, Ltd.	7,433	670,234
Hamilton Beach Brands Holding Company, Class B	294	2,808
Leggett & Platt, Inc.	6,771	207,125
Lennar Corp., A Shares	14,398	870,503
Mohawk Industries, Inc. (B)	3,058	285,006
Newell Brands, Inc.	19,603	257,779
NVR, Inc. (B)	179	576,668
PulteGroup, Inc.	13,105	445,177
Whirlpool Corp. (A)	3,251	396,037
		4,665,317
Internet and direct marketing retail – 2.6%
Amazon.com, Inc. (B)	11,161	27,259,292
Booking Holdings, Inc. (B)	1,122	1,839,429
eBay, Inc.	20,494	933,297
Expedia Group, Inc.	3,745	297,653
		30,329,671
Leisure products – 0.0%
Hasbro, Inc. (A)	6,547	481,270
Multiline retail – 0.6%
Dollar General Corp.	12,225	2,341,210
Dollar Tree, Inc. (B)	11,363	1,112,097
Kohl's Corp.	7,517	144,477
Nordstrom, Inc. (A)	5,143	82,957
Target Corp.	24,331	2,976,411
		6,657,152
Specialty retail – 2.9%
Advance Auto Parts, Inc.	3,715	517,574
AutoZone, Inc. (B)	1,278	1,466,965
Best Buy Company, Inc.	12,214	953,791
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
CarMax, Inc. (B)	8,819	$776,513
L Brands, Inc.	12,455	201,646
Lowe's Companies, Inc.	41,110	5,358,689
O'Reilly Automotive, Inc. (B)	4,058	1,693,160
Ross Stores, Inc.	19,402	1,881,218
The Gap, Inc. (A)	11,412	101,567
The Home Depot, Inc.	58,507	14,537,819
The TJX Companies, Inc.	65,042	3,431,616
Tiffany & Company	5,790	741,873
Tractor Supply Company	6,350	774,827
Ulta Beauty, Inc. (B)	3,066	748,135
		33,185,393
Textiles, apparel and luxury goods – 0.7%
Hanesbrands, Inc. (A)	18,607	183,465
NIKE, Inc., Class B	64,102	6,319,175
PVH Corp.	3,814	173,423
Ralph Lauren Corp.	2,558	193,155
Tapestry, Inc.	14,195	193,052
Under Armour, Inc., Class A (A)(B)	9,685	84,744
Under Armour, Inc., Class C (B)	10,007	78,655
VF Corp.	16,848	945,173
		8,170,842
		114,874,013
Consumer staples – 5.6%
Beverages – 1.4%
Brown-Forman Corp., Class B	6,857	452,082
Constellation Brands, Inc., Class A	6,304	1,088,701
Molson Coors Beverage Company, Class B	7,070	268,377
Monster Beverage Corp. (B)	14,369	1,033,275
PepsiCo, Inc.	52,484	6,904,270
The Coca-Cola Company	145,134	6,774,855
		16,521,560
Food and staples retailing – 1.7%
Costco Wholesale Corp.	21,426	6,609,278
Sysco Corp.	24,745	1,364,934
The Kroger Company	38,895	1,268,755
Walgreens Boots Alliance, Inc.	36,361	1,561,341
Walmart, Inc.	68,800	8,535,328
		19,339,636
Food products – 0.9%
Archer-Daniels-Midland Company	20,952	823,623
Campbell Soup Company	6,358	324,131
Conagra Brands, Inc.	18,316	637,214
General Mills, Inc.	22,748	1,434,034
Hormel Foods Corp.	10,466	511,055
Kellogg Company	9,371	612,020
Lamb Weston Holdings, Inc.	5,497	330,150
McCormick & Company, Inc.	4,651	814,669
Mondelez International, Inc., Class A	54,192	2,824,487
The Hershey Company	5,582	757,366
The J.M. Smucker Company	4,293	489,101
The Kraft Heinz Company	23,441	714,247
Tyson Foods, Inc., Class A	11,110	682,598
		10,954,695
Household products – 0.9%
Church & Dwight Company, Inc.	5,651	424,221
Colgate-Palmolive Company	19,734	1,427,360
Kimberly-Clark Corp.	7,893	1,116,386
The Clorox Company	2,890	596,063
The Procter & Gamble Company	57,424	6,656,590
		10,220,620

110

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products – 0.1%
Coty, Inc., Class A	6,805	$24,702
The Estee Lauder Companies, Inc., Class A	5,125	1,012,034
		1,036,736
Tobacco – 0.6%
Altria Group, Inc.	70,312	2,745,684
Philip Morris International, Inc.	58,560	4,295,962
		7,041,646
		65,114,893
Energy – 4.2%
Energy equipment and services – 0.3%
Baker Hughes Company	42,998	709,897
Halliburton Company	58,078	682,417
National Oilwell Varco, Inc.	25,527	318,322
Schlumberger, Ltd.	91,596	1,691,778
TechnipFMC PLC	27,807	205,772
		3,608,186
Oil, gas and consumable fuels – 3.9%
Apache Corp.	24,879	268,444
Cabot Oil & Gas Corp.	26,989	535,462
Chevron Corp.	125,107	11,472,312
Concho Resources, Inc.	13,301	725,171
ConocoPhillips	72,599	3,062,226
Devon Energy Corp.	25,604	276,779
Diamondback Energy, Inc.	10,662	453,988
EOG Resources, Inc.	38,492	1,961,937
Exxon Mobil Corp.	279,945	12,729,099
Hess Corp.	17,136	813,446
HollyFrontier Corp.	9,823	308,933
Kinder Morgan, Inc.	128,877	2,036,257
Marathon Oil Corp.	52,925	282,620
Marathon Petroleum Corp.	42,962	1,509,685
Noble Energy, Inc.	31,645	276,261
Occidental Petroleum Corp. (A)	59,104	765,397
ONEOK, Inc.	27,331	1,002,774
Phillips 66	29,400	2,300,844
Pioneer Natural Resources Company	10,960	1,003,936
The Williams Companies, Inc.	80,194	1,638,363
Valero Energy Corp.	27,170	1,810,609
		45,234,543
		48,842,729
Financials – 12.1%
Banks – 5.0%
Bank of America Corp.	483,488	11,661,731
Citigroup, Inc.	130,385	6,246,745
Citizens Financial Group, Inc.	25,962	625,684
Comerica, Inc.	8,609	312,937
Fifth Third Bancorp	42,384	821,826
First Republic Bank	10,065	1,088,731
Huntington Bancshares, Inc.	61,680	548,335
JPMorgan Chase & Co.	187,318	18,227,915
KeyCorp	58,823	697,053
M&T Bank Corp.	7,881	832,706
People's United Financial, Inc.	26,524	303,700
Regions Financial Corp.	57,609	651,558
SVB Financial Group (B)	3,080	661,430
The PNC Financial Services Group, Inc.	26,169	2,984,313
Truist Financial Corp.	80,093	2,945,821
U.S. Bancorp	84,883	3,018,439
Wells Fargo & Company	229,855	6,084,262
Zions Bancorp NA	10,180	334,973
		58,048,159
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets – 2.6%
Ameriprise Financial, Inc.	5,562	$779,069
BlackRock, Inc.	6,692	3,537,659
Cboe Global Markets, Inc.	4,867	518,141
CME Group, Inc.	15,732	2,872,663
E*TRADE Financial Corp.	9,917	451,620
Franklin Resources, Inc.	12,244	231,044
Intercontinental Exchange, Inc.	24,445	2,377,276
Invesco, Ltd.	16,338	130,214
MarketAxess Holdings, Inc.	1,665	846,802
Moody's Corp.	7,128	1,906,098
Morgan Stanley	51,126	2,259,769
MSCI, Inc.	3,718	1,222,664
Nasdaq, Inc.	5,037	596,683
Northern Trust Corp.	9,302	734,951
Raymond James Financial, Inc.	5,420	375,498
S&P Global, Inc.	10,729	3,487,140
State Street Corp.	15,963	973,104
T. Rowe Price Group, Inc.	10,258	1,240,192
The Bank of New York Mellon Corp.	36,840	1,369,343
The Charles Schwab Corp.	50,189	1,802,287
The Goldman Sachs Group, Inc.	13,990	2,748,895
		30,461,112
Consumer finance – 0.5%
American Express Company	29,456	2,800,382
Capital One Financial Corp.	20,445	1,391,078
Discover Financial Services	13,761	653,785
Synchrony Financial	24,777	504,707
		5,349,952
Diversified financial services – 1.4%
Berkshire Hathaway, Inc., Class B (B)	85,869	15,935,569
NewStar Financial, Inc. (B)(C)	2,317	560
		15,936,129
Insurance – 2.6%
Aflac, Inc.	45,762	1,668,940
American International Group, Inc.	54,237	1,630,364
Aon PLC, Class A	14,597	2,874,879
Arthur J. Gallagher & Company	11,629	1,096,382
Assurant, Inc.	3,780	387,752
Chubb, Ltd.	28,255	3,445,415
Cincinnati Financial Corp.	9,472	558,374
Everest Re Group, Ltd.	2,542	504,358
Globe Life, Inc.	6,211	478,371
Lincoln National Corp.	12,365	469,004
Loews Corp.	15,947	530,078
Marsh & McLennan Companies, Inc.	31,463	3,332,561
MetLife, Inc.	48,733	1,754,875
Principal Financial Group, Inc.	16,100	621,782
Prudential Financial, Inc.	25,062	1,527,780
The Allstate Corp.	20,197	1,975,469
The Hartford Financial Services Group, Inc.	22,469	860,338
The Progressive Corp.	36,448	2,831,281
The Travelers Companies, Inc.	16,092	1,721,522
Unum Group	12,859	194,814
W.R. Berkley Corp.	9,046	524,216
Willis Towers Watson PLC	8,016	1,626,446
		30,615,001
		140,410,353
Health care – 14.0%
Biotechnology – 2.4%
AbbVie, Inc.	79,659	7,382,000
Alexion Pharmaceuticals, Inc. (B)	9,998	1,198,760
Amgen, Inc.	26,846	6,166,526

111

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Biogen, Inc. (B)	8,153	$2,503,705
Gilead Sciences, Inc.	57,160	4,448,763
Incyte Corp. (B)	8,077	823,127
Regeneron Pharmaceuticals, Inc. (B)	3,609	2,211,631
Vertex Pharmaceuticals, Inc. (B)	11,618	3,345,519
		28,080,031
Health care equipment and supplies – 3.9%
Abbott Laboratories	79,429	7,539,401
ABIOMED, Inc. (B)	2,029	454,293
Align Technology, Inc. (B)	3,223	791,633
Baxter International, Inc.	22,945	2,065,279
Becton, Dickinson and Company	13,252	3,272,316
Boston Scientific Corp. (B)	62,640	2,379,694
Danaher Corp.	28,279	4,711,564
Dentsply Sirona, Inc.	9,995	464,967
DexCom, Inc. (B)	4,098	1,550,314
Edwards Lifesciences Corp. (B)	9,373	2,106,301
Hologic, Inc. (B)	12,050	638,650
IDEXX Laboratories, Inc. (B)	3,855	1,190,732
Intuitive Surgical, Inc. (B)	5,194	3,012,676
Medtronic PLC	60,238	5,938,262
ResMed, Inc.	6,462	1,039,219
STERIS PLC	3,810	632,041
Stryker Corp.	14,470	2,832,213
Teleflex, Inc.	2,081	755,112
The Cooper Companies, Inc.	2,228	706,231
Varian Medical Systems, Inc. (B)	4,085	495,878
West Pharmaceutical Services, Inc.	3,325	718,333
Zimmer Biomet Holdings, Inc.	9,244	1,167,887
		44,462,996
Health care providers and services – 2.9%
AmerisourceBergen Corp.	6,756	644,117
Anthem, Inc.	11,396	3,351,678
Cardinal Health, Inc.	13,145	718,900
Centene Corp. (B)	26,237	1,738,201
Cigna Corp.	16,782	3,311,424
CVS Health Corp.	58,467	3,833,681
DaVita, Inc. (B)	4,030	326,269
HCA Healthcare, Inc.	11,890	1,271,041
Henry Schein, Inc. (B)	6,594	400,388
Humana, Inc.	5,951	2,443,778
Laboratory Corp. of America Holdings (B)	4,364	765,096
McKesson Corp.	7,258	1,151,627
Quest Diagnostics, Inc.	6,053	715,949
UnitedHealth Group, Inc.	42,578	12,979,903
Universal Health Services, Inc., Class B	3,610	380,675
		34,032,727
Health care technology – 0.1%
Cerner Corp.	14,116	1,029,056
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	13,852	1,220,915
Illumina, Inc. (B)	6,580	2,388,869
IQVIA Holdings, Inc. (B)	8,077	1,207,673
Mettler-Toledo International, Inc. (B)	1,090	866,550
PerkinElmer, Inc.	4,973	499,637
Thermo Fisher Scientific, Inc.	17,948	6,267,262
Waters Corp. (B)	2,884	576,367
		13,027,273
Pharmaceuticals – 3.6%
Bristol-Myers Squibb Company	84,405	5,040,667
Eli Lilly & Company	30,422	4,653,045
Johnson & Johnson	94,763	14,095,996
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	91,671	$7,399,683
Mylan NV (B)	18,583	317,212
Perrigo Company PLC	4,900	268,373
Pfizer, Inc.	199,262	7,609,816
Zoetis, Inc.	17,149	2,390,399
		41,775,191
		162,407,274
Industrials – 8.3%
Aerospace and defense – 1.6%
General Dynamics Corp.	9,740	1,430,124
Howmet Aerospace, Inc.	16,099	210,575
Huntington Ingalls Industries, Inc.	1,700	339,813
L3Harris Technologies, Inc.	9,188	1,832,547
Lockheed Martin Corp.	10,317	4,007,535
Northrop Grumman Corp.	6,514	2,183,493
Raytheon Technologies Corp.	61,010	3,936,365
Textron, Inc.	9,488	293,843
The Boeing Company	22,222	3,241,079
TransDigm Group, Inc.	2,070	879,377
		18,354,751
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	7,551	612,613
Expeditors International of Washington, Inc.	9,508	726,126
FedEx Corp.	13,402	1,749,765
United Parcel Service, Inc., Class B	39,125	3,901,154
		6,989,658
Airlines – 0.2%
Alaska Air Group, Inc. (A)	6,877	235,125
American Airlines Group, Inc. (A)	21,767	228,554
Delta Air Lines, Inc.	32,137	810,174
Southwest Airlines Company	29,412	944,125
United Airlines Holdings, Inc. (A)(B)	13,917	390,233
		2,608,211
Building products – 0.3%
Allegion PLC	2,930	292,121
AO Smith Corp.	4,322	205,295
Carrier Global Corp. (B)	25,588	523,786
Fortune Brands Home & Security, Inc.	4,389	267,553
Johnson Controls International PLC	24,329	764,174
Masco Corp.	8,959	417,937
Trane Technologies PLC	7,556	681,627
		3,152,493
Commercial services and supplies – 0.4%
Cintas Corp.	3,651	905,302
Copart, Inc. (B)	8,908	796,286
Republic Services, Inc.	9,172	783,839
Rollins, Inc.	6,131	256,276
Waste Management, Inc.	16,996	1,814,323
		4,556,026
Construction and engineering – 0.1%
Jacobs Engineering Group, Inc.	8,487	713,078
Quanta Services, Inc.	8,912	329,120
		1,042,198
Electrical equipment – 0.5%
AMETEK, Inc.	11,232	1,030,087
Eaton Corp. PLC	20,313	1,724,574
Emerson Electric Company	29,931	1,826,390
Rockwell Automation, Inc.	5,677	1,227,140
		5,808,191

112

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates – 1.5%
3M Company	33,549	$5,248,406
General Electric Company	509,512	3,347,494
Honeywell International, Inc.	41,686	6,079,903
Roper Technologies, Inc.	6,071	2,390,760
		17,066,563
Machinery – 1.4%
Caterpillar, Inc.	23,722	2,849,724
Cummins, Inc.	6,576	1,115,290
Deere & Company	13,516	2,056,054
Dover Corp.	6,235	606,354
Flowserve Corp.	5,617	146,604
Fortive Corp.	12,685	773,531
IDEX Corp.	3,265	520,343
Illinois Tool Works, Inc.	12,554	2,165,063
Ingersoll Rand, Inc. (B)	14,853	418,855
Otis Worldwide Corp.	17,413	916,794
PACCAR, Inc.	14,847	1,096,599
Parker-Hannifin Corp.	5,514	992,355
Pentair PLC	7,215	282,395
Snap-on, Inc.	2,354	305,290
Stanley Black & Decker, Inc.	6,525	818,561
Wabtec Corp.	7,817	477,384
Xylem, Inc.	7,730	512,808
		16,054,004
Professional services – 0.3%
Equifax, Inc.	5,272	809,568
IHS Markit, Ltd.	17,462	1,212,911
Nielsen Holdings PLC	15,492	215,184
Robert Half International, Inc.	5,119	259,738
Verisk Analytics, Inc.	7,136	1,232,244
		3,729,645
Road and rail – 1.2%
CSX Corp.	43,418	3,107,860
J.B. Hunt Transport Services, Inc.	4,760	569,629
Kansas City Southern	5,534	832,978
Norfolk Southern Corp.	14,558	2,595,546
Old Dominion Freight Line, Inc.	5,348	914,989
Union Pacific Corp.	38,759	6,583,604
		14,604,606
Trading companies and distributors – 0.2%
Fastenal Company	23,499	969,569
United Rentals, Inc. (B)	3,079	427,642
W.W. Grainger, Inc.	1,788	553,601
		1,950,812
		95,917,158
Information technology – 24.4%
Communications equipment – 1.0%
Arista Networks, Inc. (B)	2,358	550,499
Cisco Systems, Inc.	184,418	8,818,869
F5 Networks, Inc. (B)	2,643	383,024
Juniper Networks, Inc.	14,549	352,959
Motorola Solutions, Inc.	7,448	1,007,938
		11,113,289
Electronic equipment, instruments and components – 0.5%
Amphenol Corp., Class A	12,889	1,244,562
CDW Corp.	6,246	692,744
Corning, Inc.	33,434	761,961
FLIR Systems, Inc.	5,832	269,438
IPG Photonics Corp. (B)	1,546	240,248
Keysight Technologies, Inc. (B)	8,154	881,692
TE Connectivity, Ltd.	14,540	1,181,375
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Zebra Technologies Corp., Class A (B)	2,344	$612,534
		5,884,554
IT services – 5.5%
Accenture PLC, Class A	27,660	5,576,809
Akamai Technologies, Inc. (B)	7,038	744,620
Alliance Data Systems Corp.	1,785	82,699
Automatic Data Processing, Inc.	18,846	2,760,751
Broadridge Financial Solutions, Inc.	4,993	604,652
Cognizant Technology Solutions Corp., Class A	23,849	1,263,997
DXC Technology Company	11,150	158,442
Fidelity National Information Services, Inc.	26,769	3,716,340
Fiserv, Inc. (B)	24,875	2,655,904
FleetCor Technologies, Inc. (B)	3,780	921,526
Gartner, Inc. (B)	3,896	474,143
Global Payments, Inc.	13,090	2,349,524
IBM Corp.	38,574	4,817,893
Jack Henry & Associates, Inc.	3,351	606,062
Leidos Holdings, Inc.	5,796	610,261
Mastercard, Inc., Class A	38,665	11,633,912
Paychex, Inc.	13,875	1,002,885
PayPal Holdings, Inc. (B)	51,142	7,927,521
The Western Union Company	18,259	365,545
VeriSign, Inc. (B)	4,500	985,545
Visa, Inc., Class A	74,559	14,556,899
		63,815,930
Semiconductors and semiconductor equipment – 4.6%
Advanced Micro Devices, Inc. (B)	52,795	2,840,371
Analog Devices, Inc.	16,624	1,877,681
Applied Materials, Inc.	41,696	2,342,481
Broadcom, Inc.	17,905	5,215,189
Intel Corp.	196,348	12,356,180
KLA Corp.	7,122	1,253,187
Lam Research Corp.	6,548	1,791,991
Maxim Integrated Products, Inc.	12,214	704,504
Microchip Technology, Inc. (A)	10,787	1,035,768
Micron Technology, Inc. (B)	49,969	2,394,015
NVIDIA Corp.	27,624	9,807,072
Qorvo, Inc. (B)	5,244	549,257
QUALCOMM, Inc.	51,540	4,168,555
Skyworks Solutions, Inc.	7,690	911,573
Texas Instruments, Inc.	42,193	5,009,997
Xilinx, Inc.	11,350	1,043,633
		53,301,454
Software – 7.5%
Adobe, Inc. (B)	19,244	7,439,730
ANSYS, Inc. (B)	3,402	962,766
Autodesk, Inc. (B)	8,747	1,840,194
Cadence Design Systems, Inc. (B)	11,155	1,018,340
Citrix Systems, Inc.	4,572	677,205
Fortinet, Inc. (B)	5,643	785,506
Intuit, Inc.	10,348	3,004,231
Microsoft Corp.	303,281	55,576,243
NortonLifeLock, Inc.	22,793	519,225
Oracle Corp.	86,127	4,631,049
Paycom Software, Inc. (B)	1,950	579,599
salesforce.com, Inc. (B)	35,262	6,163,445
ServiceNow, Inc. (B)	7,498	2,908,699
Synopsys, Inc. (B)	5,976	1,081,118
		87,187,350
Technology hardware, storage and peripherals – 5.3%
Apple, Inc.	181,565	57,726,770

113

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Hewlett Packard Enterprise Company	56,251	$546,197
HP, Inc.	64,421	975,334
NetApp, Inc.	9,921	441,881
Seagate Technology PLC	10,050	533,052
Western Digital Corp.	12,929	573,660
Xerox Holdings Corp.	8,081	128,326
		60,925,220
		282,227,797
Materials – 3.3%
Chemicals – 2.3%
Air Products & Chemicals, Inc.	12,946	3,128,401
Albemarle Corp. (A)	6,227	476,490
Celanese Corp.	7,099	638,271
CF Industries Holdings, Inc.	12,769	375,026
Corteva, Inc.	43,955	1,200,411
Dow, Inc.	43,549	1,680,991
DuPont de Nemours, Inc.	43,509	2,207,212
Eastman Chemical Company	7,986	543,687
Ecolab, Inc.	14,728	3,130,878
FMC Corp.	7,612	749,097
International Flavors & Fragrances, Inc. (A)	6,271	835,234
Linde PLC	31,550	6,383,827
LyondellBasell Industries NV, Class A	15,078	961,373
PPG Industries, Inc.	13,888	1,411,993
The Mosaic Company	20,534	248,256
The Sherwin-Williams Company	4,825	2,865,326
		26,836,473
Construction materials – 0.2%
Martin Marietta Materials, Inc.	3,671	705,162
Vulcan Materials Company	7,774	842,080
		1,547,242
Containers and packaging – 0.4%
Amcor PLC	95,157	971,553
Avery Dennison Corp.	4,904	542,726
Ball Corp.	19,213	1,369,118
International Paper Company	23,030	784,172
Packaging Corp. of America	5,559	563,738
Sealed Air Corp.	9,074	291,275
Westrock Company	15,147	425,025
		4,947,607
Metals and mining – 0.4%
Freeport-McMoRan, Inc.	85,214	772,891
Newmont Corp.	48,151	2,815,389
Nucor Corp.	17,808	752,566
		4,340,846
		37,672,168
Real estate – 2.7%
Equity real estate investment trusts – 2.7%
Alexandria Real Estate Equities, Inc.	5,366	824,862
American Tower Corp.	19,386	5,004,884
Apartment Investment & Management Company, A Shares	6,515	240,208
AvalonBay Communities, Inc.	6,113	953,689
Boston Properties, Inc.	6,294	541,158
Crown Castle International Corp.	18,196	3,132,623
Digital Realty Trust, Inc.	11,504	1,651,514
Duke Realty Corp.	16,087	554,680
Equinix, Inc.	3,859	2,692,154
Equity Residential	15,278	925,236
Essex Property Trust, Inc.	2,892	702,091
Extra Space Storage, Inc.	5,668	548,379
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Federal Realty Investment Trust	3,074	$245,643
Healthpeak Properties, Inc.	21,660	533,702
Host Hotels & Resorts, Inc.	31,386	374,749
Iron Mountain, Inc.	12,566	323,700
Kimco Realty Corp.	18,479	205,302
Mid-America Apartment Communities, Inc.	4,992	580,869
Prologis, Inc.	32,310	2,956,365
Public Storage	6,575	1,333,016
Realty Income Corp.	14,999	829,595
Regency Centers Corp.	7,334	313,822
SBA Communications Corp.	4,928	1,548,033
Simon Property Group, Inc.	13,430	774,911
SL Green Realty Corp.	3,567	150,242
UDR, Inc.	12,825	474,269
Ventas, Inc.	16,314	570,174
Vornado Realty Trust	6,933	251,044
Welltower, Inc.	17,758	899,798
Weyerhaeuser Company	32,612	658,436
		30,795,148
Real estate management and development – 0.0%
CBRE Group, Inc., Class A (B)	14,651	644,351
		31,439,499
Utilities – 2.3%
Electric utilities – 1.5%
Alliant Energy Corp.	7,900	389,944
American Electric Power Company, Inc.	16,236	1,384,119
Duke Energy Corp.	23,964	2,052,037
Edison International	11,787	684,943
Entergy Corp.	6,544	666,310
Evergy, Inc.	7,491	462,120
Eversource Energy	10,642	890,735
Exelon Corp.	31,954	1,224,158
FirstEnergy Corp.	17,757	750,411
NextEra Energy, Inc.	16,066	4,105,827
NRG Energy, Inc.	8,269	298,097
Pinnacle West Capital Corp.	3,695	287,841
PPL Corp.	25,238	705,150
The Southern Company	34,472	1,967,317
Xcel Energy, Inc.	17,237	1,120,922
		16,989,931
Gas utilities – 0.0%
Atmos Energy Corp.	3,923	403,206
Independent power and renewable electricity producers – 0.0%
AES Corp.	21,819	272,519
Multi-utilities – 0.7%
Ameren Corp.	8,087	604,342
CenterPoint Energy, Inc.	16,508	293,512
CMS Energy Corp.	9,329	546,493
Consolidated Edison, Inc.	10,927	820,181
Dominion Energy, Inc.	27,055	2,299,946
DTE Energy Company	6,314	679,197
NiSource, Inc.	12,277	292,561
Public Service Enterprise Group, Inc.	16,623	848,438
Sempra Energy	9,266	1,170,388
WEC Energy Group, Inc.	10,368	951,057
		8,506,115
Water utilities – 0.1%
American Water Works Company, Inc.	5,942	754,634
		26,926,405
TOTAL COMMON STOCKS (Cost $1,049,911,873)		$1,126,633,686

114

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000%	361	$9,270
TOTAL PREFERRED SECURITIES (Cost $2,897)		$9,270
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (B)(D)	13,589	8,831
TOTAL RIGHTS (Cost $4,020)		$8,831
SHORT-TERM INVESTMENTS – 2.7%
U.S. Government Agency – 1.9%
Federal Home Loan Bank Discount Note
0.100%, 07/23/2020 *	$15,000,000	14,997,183
0.122%, 08/14/2020 *	5,000,000	4,998,458
Federal National Mortgage Association Discount Note 0.105%, 07/29/2020 *	2,700,000	2,699,435
		22,695,076
Short-term funds – 0.5%
John Hancock Collateral Trust, 0.3653% (E)(F)	539,665	5,402,961
Repurchase agreement – 0.3%
Repurchase Agreement with State Street Corp. dated 5-29-20 at 0.000% to be repurchased at $3,435,000 on 6-1-20, collateralized by $3,325,000 U.S. Treasury Notes, 2.000% due 11-30-22 (valued at $3,506,505)	$3,435,000	3,435,000
TOTAL SHORT-TERM INVESTMENTS (Cost $31,529,868)		$31,533,037
Total Investments (U.S. Sector Rotation Fund) (Cost $1,081,448,658) – 100.0%		$1,158,184,824
Other assets and liabilities, net – 0.0%		73,220
TOTAL NET ASSETS – 100.0%		$1,158,258,044
U.S. Sector Rotation Fund (continued)
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $5,288,833.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 5-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	208	Long	Jun 2020	$29,708,274	$31,597,800	$1,889,526
						$1,889,526
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
115

John Hancock Funds II
Portfolio of Investments — May 31, 2020 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 5-31-20:
Capital Appreciation Fund
United States	85.3%
Canada	4.4%
China	3.6%
United Kingdom	2.3%
Netherlands	2.0%
France	1.1%
Australia	1.0%
Other countries	0.3%
TOTAL	100.0%
Health Sciences Fund
United States	85.8%
Switzerland	3.2%
Japan	2.2%
United Kingdom	2.1%
Netherlands	1.4%
Germany	1.3%
Denmark	1.3%
Other countries	2.7%
TOTAL	100.0%
High Yield Fund
United States	78.1%
Cayman Islands	4.7%
Canada	4.6%
United Kingdom	3.7%
France	2.1%
Netherlands	1.0%
Italy	1.0%
Other countries	4.8%
TOTAL	100.0%
Mid Value Fund
United States	81.6%
Canada	8.3%
Ireland	3.4%
Mexico	1.3%
Switzerland	1.2%
Other countries	4.2%
TOTAL	100.0%
Science & Technology Fund
United States	78.7%
China	7.7%
Germany	3.7%
South Korea	3.7%
Australia	1.9%
Russia	1.4%
Other countries	2.9%
TOTAL	100.0%
Strategic Equity Allocation Fund
United States	63.9%
Japan	7.7%
Canada	3.1%
China	3.1%
United Kingdom	3.0%
Switzerland	2.7%
Germany	2.3%
South Korea	1.8%
Australia	1.6%
Netherlands	1.3%
Other countries	9.5%
TOTAL	100.0%

The following funds had the following sector composition as a percentage of net assets on 5-31-20:
International Strategic Equity Allocation Fund
Financials	20.2%
Consumer discretionary	11.6%
Information technology	11.4%
Industrials	10.6%
Health care	10.2%
Consumer staples	8.7%
Communication services	6.9%
Materials	6.5%
Utilities	3.7%
Energy	3.7%
Real estate	2.3%
Short-term investments and other	4.2%
TOTAL	100.0%
International Value Fund
Financials	19.8%
Industrials	15.7%
Information technology	12.2%
Health care	10.7%
Consumer staples	9.7%
Consumer discretionary	8.8%
Materials	7.5%
Communication services	6.2%
Energy	3.8%
Real estate	1.1%
Utilities	0.9%
Short-term investments and other	3.6%
TOTAL	100.0%

John Hancock Funds II
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Asia Pacific Total Return Bond Fund
Investments in securities:
Assets
Foreign government obligations	$80,644,890	—	$80,644,890	—
Corporate bonds	121,651,794	—	121,651,794	—
Short-term investments	3,397,086	$3,397,086	—	—
Total investments in securities	$205,693,770	$3,397,086	$202,296,684	—
Derivatives:
Liabilities
Futures	$(127,024)	$(127,024)	—	—

	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$264,413,447	$235,740,682	$28,672,765	—
Consumer discretionary	375,773,284	356,322,720	19,450,564	—
Consumer staples	72,541,304	72,541,304	—	—
Financials	49,503,739	49,503,739	—	—
Health care	175,570,717	175,570,717	—	—
Industrials	63,230,831	63,230,831	—	—
Information technology	788,038,509	751,140,357	36,898,152	—
Real estate	12,775,284	12,775,284	—	—
Short-term investments	62,435,182	62,435,182	—	—
Total investments in securities	$1,864,282,297	$1,779,260,816	$85,021,481	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$46,835,863	$46,835,863	—	—
Consumer discretionary	101,814,921	101,814,921	—	—
Consumer staples	32,235,231	32,235,231	—	—
Financials	74,173,851	74,173,851	—	—
Health care	182,043,218	162,339,790	$19,703,428	—
Industrials	119,749,293	119,749,293	—	—
Information technology	187,292,022	187,292,022	—	—
Materials	17,485,616	17,485,616	—	—
Utilities	101,314,533	101,314,533	—	—
Preferred securities
Financials	19,078,280	19,078,280	—	—
Health care	13,522,911	13,522,911	—	—
Industrials	2,456,097	—	2,456,097	—
Utilities	26,095,876	26,095,876	—	—
Corporate bonds	151,548,706	—	151,548,706	—
Term loans	107,288,756	—	107,288,756	—
Short-term investments	156,011,959	156,011,959	—	—
Total investments in securities	$1,338,947,133	$1,057,950,146	$280,996,987	—
Derivatives:
Liabilities
Written options	$(8,127,517)	—	$(8,127,517)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,424,966,585	—	$1,424,966,585	—
Foreign government obligations	35,933,706	—	35,933,706	—
Corporate bonds	829,613,936	—	829,613,936	—
Municipal bonds	13,974,283	—	13,974,283	—
Collateralized mortgage obligations	208,159,291	—	208,159,291	—
Asset backed securities	216,177,294	—	216,177,294	—
Short-term investments	161,313,462	$161,313,462	—	—
Total investments in securities	$2,890,138,557	$161,313,462	$2,728,825,095	—

	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$330,174	—	—	$330,174
Financials	499,075	$499,075	—	—
Health care	365,433,079	336,112,663	$28,836,085	484,331
Industrials	979,232	979,232	—	—
Preferred securities
Consumer discretionary	737,268	—	—	737,268
Health care	2,202,507	52,253	2,150,254	—
Information technology	910,816	—	—	910,816
Rights	433,145	433,145	—	—
Short-term investments	4,432,659	4,432,659	—	—
Total investments in securities	$375,957,955	$342,509,027	$30,986,339	$2,462,589

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$1,693,095	—	$1,693,095	—
Corporate bonds	167,746,851	—	167,746,851	—
Convertible bonds	2,043,633	—	2,043,633	—
Term loans	11,652,286	—	11,652,286	—
Asset backed securities	7,903,408	—	7,903,408	—
Common stocks	1,475,763	$1,302,977	—	$172,786
Preferred securities	1,632,036	1,632,036	—	—
Short-term investments	609,666	609,666	—	—
Total investments in securities	$194,756,738	$3,544,679	$191,039,273	$172,786
Derivatives:
Assets
Futures	$11,415	$11,415	—	—
Forward foreign currency contracts	17,041	—	$17,041	—
Swap contracts	20,041	—	20,041	—
Liabilities
Futures	(21,678)	(21,678)	—	—
Forward foreign currency contracts	(56,566)	—	(56,566)	—

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$65,437,018	—	$65,437,018	—
Austria	2,834,733	—	2,834,733	—
Belgium	3,739,088	—	3,739,088	—
Brazil	12,262,330	$12,262,330	—	—
Canada	125,898,484	125,898,484	—	—
Chile	2,902,601	2,664,559	238,042	—
China	128,924,884	47,811,132	81,113,752	—
Colombia	761,963	761,963	—	—
Czech Republic	503,400	—	503,400	—
Denmark	29,362,743	—	29,362,743	—
Finland	12,796,322	—	12,796,322	—
France	44,633,216	—	44,633,216	—
Germany	92,060,982	—	92,060,982	—
Hong Kong	45,789,377	365,977	45,423,400	—
Hungary	1,375,383	—	1,375,383	—

	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Indonesia	$5,071,168	—	$5,071,168	—
Ireland	10,323,136	$409,448	9,913,688	—
Isle of Man	315,843	—	315,843	—
Israel	5,722,982	2,956,320	2,766,662	—
Italy	15,035,324	—	15,035,324	—
Japan	320,920,688	—	320,920,688	—
Luxembourg	1,741,953	—	1,741,953	—
Macau	901,629	—	901,629	—
Malaysia	6,318,184	—	6,318,184	—
Mexico	8,262,663	8,262,663	—	—
Netherlands	54,731,403	2,729,240	52,002,163	—
New Zealand	1,506,566	—	1,506,566	—
Norway	2,750,528	—	2,750,528	—
Peru	1,358,089	1,358,089	—	—
Philippines	3,693,212	—	3,692,930	$282
Poland	1,821,836	—	1,821,836	—
Portugal	1,762,077	—	1,762,077	—
Romania	153,418	—	153,418	—
Russia	97,338	—	97,338	—
Singapore	4,052,312	—	4,052,312	—
South Africa	15,272,886	—	15,272,886	—
South Korea	72,834,889	—	72,834,889	—
Spain	27,784,992	—	27,784,992	—
Sweden	30,700,954	—	30,700,954	—
Switzerland	102,976,742	—	102,976,742	—
Taiwan	49,826,212	—	49,826,212	—
Thailand	8,024,962	—	8,024,962	—
Turkey	940,706	—	940,706	—
United Arab Emirates	2,013	—	2,013	—
United Kingdom	98,991,467	876,035	98,115,432	—
United States	5,484,199	5,320,095	164,104	—
Preferred securities
Brazil	4,663,520	4,663,520	—	—
Chile	342,519	342,519	—	—
Colombia	353,338	353,338	—	—
Germany	6,312,313	—	6,312,313	—
South Korea	4,202,090	—	4,202,090	—
Exchange-traded funds	57,805,025	57,805,025	—	—
Rights	45,502	45,502	—	—
Warrants	1,547	1,547	—	—
Short-term investments	119,362,167	69,677,291	49,684,876	—
Total investments in securities	$1,621,750,916	$344,565,077	$1,277,185,557	$282
Derivatives:
Assets
Futures	$9,012,413	$9,012,413	—	—

International Value Fund
Investments in securities:
Assets
Common stocks
Australia	$1,057,443	—	$1,057,443	—
Bermuda	2,210,089	$2,210,089	—	—
Canada	7,382,037	7,382,037	—	—
China	868,312	—	868,312	—
Czech Republic	626,856	—	626,856	—
Denmark	3,228,267	—	3,228,267	—
Finland	3,359,610	—	3,359,610	—

	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Value Fund (continued)
France	$28,154,525	—	$28,154,525	—
Germany	13,040,840	—	13,040,840	—
Greece	1,628,423	—	1,628,423	—
Hong Kong	3,154,729	—	3,154,729	—
Hungary	1,704,106	—	1,704,106	—
India	1,197,635	$1,197,635	—	—
Indonesia	1,906,191	—	1,906,191	—
Ireland	2,722,424	—	2,722,424	—
Italy	3,453,966	—	3,453,966	—
Japan	46,576,947	—	46,576,947	—
Macau	992,730	—	992,730	—
Netherlands	9,762,183	1,210,956	8,551,227	—
Norway	1,914,343	—	1,914,343	—
Singapore	2,000,242	—	2,000,242	—
South Korea	9,768,882	2,026,495	7,742,387	—
Spain	2,504,555	—	2,504,555	—
Sweden	2,642,716	—	2,642,716	—
Switzerland	17,456,370	—	17,456,370	—
Taiwan	717,816	—	717,816	—
United Kingdom	29,813,467	4,786,741	25,026,726	—
United States	1,677,196	1,677,196	—	—
Short-term investments	9,513,326	9,513,326	—	—
Total investments in securities	$211,036,226	$30,004,475	$181,031,751	—

Mid Cap Stock Fund
Investments in securities:
Assets
Common stocks
Communication services	$93,235,661	$93,235,661	—	—
Consumer discretionary	286,912,349	255,236,974	$30,554,073	$1,121,302
Consumer staples	72,772,634	72,772,634	—	—
Financials	18,275,627	18,275,627	—	—
Health care	381,769,008	361,803,095	19,965,913	—
Industrials	109,815,898	109,815,898	—	—
Information technology	545,832,529	545,832,529	—	—
Preferred securities	39,719,158	—	—	39,719,158
Exchange-traded funds	76,836,090	76,836,090	—	—
Warrants	129,874	—	129,874	—
Short-term investments	240,575,375	196,375,375	44,200,000	—
Total investments in securities	$1,865,874,203	$1,730,183,883	$94,849,860	$40,840,460

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$61,217,344	$61,217,344	—	—
Consumer discretionary	35,997,991	31,543,897	$4,454,094	—
Consumer staples	108,585,621	99,566,864	9,018,757	—
Energy	139,804,354	129,839,368	9,964,986	—
Financials	196,278,831	183,273,788	13,005,043	—
Health care	202,473,886	199,201,170	3,272,716	—
Industrials	107,266,983	103,632,098	3,634,885	—
Information technology	35,844,783	35,844,783	—	—
Materials	135,428,327	120,333,059	15,095,268	—
Real estate	78,068,002	78,068,002	—	—
Utilities	54,164,797	54,164,797	—	—
Preferred securities	3,206,108	3,206,108	—	—

	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Value Fund (continued)
Corporate bonds	$1,116,450	—	$1,116,450	—
Short-term investments	110,905,416	$110,905,416	—	—
Total investments in securities	$1,270,358,893	$1,210,796,694	$59,562,199	—

Multi-Index Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$228,109,939	$228,109,939	—	—
Unaffiliated investment companies	113,557,431	113,557,431	—	—
Short-term investments	151,877	151,877	—	—
Total investments in securities	$341,819,247	$341,819,247	—	—

Multi-Index Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$343,521,612	$343,521,612	—	—
Unaffiliated investment companies	533,395,075	533,395,075	—	—
Short-term investments	84,532,995	84,532,995	—	—
Total investments in securities	$961,449,682	$961,449,682	—	—

Multi-Index Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$19,015,124	$19,015,124	—	—
Unaffiliated investment companies	160,661,162	160,661,162	—	—
Short-term investments	5,607,920	5,607,920	—	—
Total investments in securities	$185,284,206	$185,284,206	—	—

Multi-Index Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$430,194,733	$430,194,733	—	—
Unaffiliated investment companies	387,470,514	387,470,514	—	—
Short-term investments	5,895,568	5,895,568	—	—
Total investments in securities	$823,560,815	$823,560,815	—	—

Multi-Index Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$63,203,718	$63,203,718	—	—
Unaffiliated investment companies	182,025,892	182,025,892	—	—
Short-term investments	5,976,593	5,976,593	—	—
Total investments in securities	$251,206,203	$251,206,203	—	—

Opportunistic Fixed Income Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$9,723,180	—	$9,723,180	—
Foreign government obligations	18,020,516	—	18,020,516	—
Corporate bonds	2,243,178	—	2,243,178	—
Convertible bonds	7,266	—	7,266	—
Municipal bonds	643,614	—	643,614	—

	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Fund (continued)
Term loans	$3,372,300	—	$3,372,300	—
Collateralized mortgage obligations	3,424,104	—	3,424,104	—
Asset backed securities	2,487,412	—	2,487,412	—
Exchange-traded funds	3,709,856	$3,709,856	—	—
Short-term investments	3,485,489	3,485,489	—	—
Total investments in securities	$47,116,915	$7,195,345	$39,921,570	—
Derivatives:
Assets
Futures	$44,957	$44,957	—	—
Forward foreign currency contracts	105,821	—	$105,821	—
Swap contracts	433,469	—	433,469	—
Liabilities
Futures	(15,780)	(15,780)	—	—
Forward foreign currency contracts	(196,283)	—	(196,283)	—
Swap contracts	(333,870)	—	(333,870)	—

Real Estate Securities Fund
Investments in securities:
Assets
Common stocks	$303,867,399	$303,867,399	—	—
Short-term investments	6,855,574	6,855,574	—	—
Total investments in securities	$310,722,973	$310,722,973	—	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$59,156,991	$52,325,216	$6,831,775	—
Consumer discretionary	49,500,098	36,227,881	13,272,217	—
Health care	4,067,626	4,067,626	—	—
Industrials	1,963,452	1,963,452	—	—
Information technology	162,253,664	151,644,571	10,609,093	—
Real estate	160,455	160,455	—	—
Preferred securities	1,586,325	—	—	$1,586,325
Exchange-traded funds	1,271,019	1,271,019	—	—
Term loans	325,200	—	325,200	—
Short-term investments	27,232,526	22,926,526	4,306,000	—
Total investments in securities	$307,517,356	$270,586,746	$35,344,285	$1,586,325

Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Communication services	$564,132,674	$409,226,387	$154,904,542	$1,745
Consumer discretionary	726,092,766	511,749,710	214,342,577	479
Consumer staples	443,926,715	245,783,566	198,143,149	—
Energy	253,312,561	197,905,118	55,407,443	—
Financials	935,549,556	609,461,126	326,087,076	1,354
Health care	859,044,395	608,601,180	250,421,021	22,194
Industrials	681,789,458	424,664,895	257,124,563	—
Information technology	1,257,531,402	1,011,448,654	246,082,748	—
Materials	318,024,573	184,273,954	133,750,619	—
Real estate	219,960,456	154,956,894	65,003,562	—
Utilities	193,208,286	121,920,971	71,255,806	31,509

	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Fund (continued)
Preferred securities
Communication services	$422,128	$422,128	—	—
Consumer discretionary	6,595,478	399,829	$6,195,649	—
Consumer staples	2,752,554	129,958	2,622,596	—
Energy	1,621,212	1,621,212	—	—
Financials	4,998,853	4,998,853	—	—
Health care	1,913,905	—	1,913,905	—
Information technology	5,695,383	—	5,695,383	—
Materials	1,418,250	801,550	616,700	—
Utilities	336,189	336,189	—	—
Exchange-traded funds	95,992,543	95,992,543	—	—
Rights	127,722	98,134	3,417	$26,171
Warrants	2,885	2,885	—	—
Short-term investments	332,643,272	173,275,738	159,367,534	—
Total investments in securities	$6,907,093,216	$4,758,071,474	$2,148,938,290	$83,452
Derivatives:
Assets
Futures	$9,343,642	$9,343,642	—	—
Liabilities
Futures	(51,196)	(51,196)	—	—

U.S. High Yield Bond Fund
Investments in securities:
Assets
Corporate bonds	$208,598,710	—	$208,598,710	—
Convertible bonds	724,319	—	724,319	—
Term loans	7,039,096	—	7,039,096	—
Rights	215,025	—	215,025	—
Escrow certificates	19,800	—	—	$19,800
Short-term investments	13,026,405	$13,026,405	—	—
Total investments in securities	$229,623,355	$13,026,405	$216,577,150	$19,800

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$120,801,397	$120,800,715	—	$682
Consumer discretionary	114,874,013	114,871,205	$2,808	—
Consumer staples	65,114,893	65,114,893	—	—
Energy	48,842,729	48,842,729	—	—
Financials	140,410,353	140,409,793	—	560
Health care	162,407,274	162,407,274	—	—
Industrials	95,917,158	95,917,158	—	—
Information technology	282,227,797	282,227,797	—	—
Materials	37,672,168	37,672,168	—	—
Real estate	31,439,499	31,439,499	—	—
Utilities	26,926,405	26,926,405	—	—
Preferred securities	9,270	9,270	—	—
Rights	8,831	8,831	—	—
Short-term investments	31,533,037	5,402,961	26,130,076	—
Total investments in securities	$1,158,184,824	$1,132,050,698	$26,132,884	$1,242
Derivatives:
Assets
Futures	$1,889,526	$1,889,526	—	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred out of Level 3 since observable market data became available due to the increased market activity of these securities.
Mid Cap Stock Fund	Common stocks	Preferred securities	Total
Balance as of 8-31-19	$7,241,730	$56,410,566	$63,652,296
Realized gain (loss)	(27,360)	1,289,303	1,261,943
Change in unrealized appreciation (depreciation)	(2,347,034)	(13,384,706)	(15,731,740)
Purchases	—	—	—
Sales	(79,341)	(4,596,005)	(4,675,346)
Transfers into Level 3	—	—	—
Transfers out of Level 3	(3,666,693)	—	(3,666,693)
Balance as of 5-31-20	$1,121,302	$39,719,158	$40,840,460
Change in unrealized at period end[1]	$160,092	$(13,384,706)	$(13,224,614)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds' Level 3 securities are outlined in the table below.
Mid Cap Stock Fund	Fair Value at 5-31-20	Valuation technique	Significant unobservable inputs	Input/Range*
Common stocks	$1,121,302	Transaction Indicative of Value	Prior/recent transactions	$19.49

Preferred securities	$2,426,231	Transaction Indicative of Value Option Model	Prior/recent transactions Probability weighting OPM - Volatility Discount	$12.52 70.0% 40.0% 20.0%
	20,417,581	Market Comparable	EV to revenue multiple Discount	1.32x - 1.81x (weighted average 1.55x) 17.5%
	2,503,869	Transaction Indicative of Value	Prior/recent transactions	$19.49
	14,286,715	Market Comparable	EV to revenue multiple Discount OPM - Volatility	3.17x - 5.54x (weighted average 4.14x) 25.0% 20.0% - 45.0% (weighted average 36.9%)
	84,762	Recovery Value	Expected future value Discount	$0.36 55.0%
	$39,719,158

Total	$40,840,460

* A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the funds' Level 3 securities as of May 31, 2020, could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Prior/recent transactions	Increase	Decrease
Probability weighting	Variable	Variable
Investment in affiliated underlying funds. John Hancock Multi-Index Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the funds' investment may represent a significant portion of each underlying funds' net assets.
Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust	6,236,222	$25,457,039	$534,260,976	$(497,346,762)	$35,662	$28,267	$266,719	—	$62,435,182
Capital Appreciation Value Fund
John Hancock Collateral Trust	175,654	—	$141,521,311	$(139,769,594)	$6,447	$434	$35,489	—	$1,758,598
Core Bond Fund
John Hancock Collateral Trust	303,211	$1,019,314	$10,257,558	$(8,240,373)	$(1,045)	$207	$3,904	—	$3,035,661
High Yield Fund
John Hancock Collateral Trust	39,454	$877,204	$21,031,575	$(21,508,538)	$(5,324)	$84	$18,216	—	$395,001
International Strategic Equity Allocation Fund
John Hancock Collateral Trust	6,959,586	—	$343,149,925	$(273,531,625)	$(7,944)	$66,935	$399,327	—	$69,677,291
International Value Fund
John Hancock Collateral Trust	476,672	$937,826	$35,481,180	$(31,652,366)	$5,711	$(51)	$14,646	—	$4,772,300
Mid Cap Stock Fund
John Hancock Collateral Trust	19,614,588	$26,551,791	$723,451,354	$(553,752,334)	$3,846	$120,718	$1,285,236	—	$196,375,375
Mid Value Fund
John Hancock Collateral Trust	9,787,175	$10,825,459	$349,794,822	$(262,665,542)	$(5,835)	$37,360	$166,578	—	$97,986,264
Multi-Index Lifestyle Aggressive Portfolio
John Hancock Collateral Trust	—	—	$196,179,776	$(196,185,586)	$5,810	—	$24,073	—	—
Strategic Equity Allocation	20,946,735	$226,266,576	31,841,234	(24,414,377)	(4,550,330)	$(1,033,164)	5,177,603	$2,568,488	$228,109,939
					$(4,544,520)	$(1,033,164)	$5,201,676	$2,568,488	$228,109,939
Multi-Index Lifestyle Balanced Portfolio
John Hancock Collateral Trust	8,443,316	$53,581,782	$742,819,956	$(711,756,718)	$(151,007)	$37,929	$332,748	—	$84,531,942
Strategic Equity Allocation	31,544,684	343,540,970	46,803,331	(41,784,891)	(6,098,931)	1,061,133	7,719,979	$3,829,702	343,521,612
					$(6,249,938)	$1,099,062	$8,052,727	$3,829,702	$428,053,554
Multi-Index Lifestyle Conservative Portfolio
John Hancock Collateral Trust	560,031	$12,589,826	$193,773,437	$(200,739,245)	$(28,235)	$11,084	$111,972	—	$5,606,867
Strategic Equity Allocation	1,746,109	20,951,644	6,898,210	(8,785,252)	(1,330,089)	1,280,611	436,120	$216,349	19,015,124
					$(1,358,324)	$1,291,695	$548,092	$216,349	$24,621,991
Multi-Index Lifestyle Growth Portfolio
John Hancock Collateral Trust	534,675	$16,547,429	$521,645,441	$(532,851,031)	$4,108	$7,059	$189,289	—	$5,353,006
Strategic Equity Allocation	39,503,649	434,224,242	46,830,496	(42,252,832)	(7,181,368)	(1,425,805)	9,856,695	$4,889,677	430,194,733
					$(7,177,260)	$(1,418,746)	$10,045,984	$4,889,677	$435,547,739
Multi-Index Lifestyle Moderate Portfolio
John Hancock Collateral Trust	583,343	$12,169,739	$302,570,637	$(308,909,502)	$391	$8,993	$118,201	—	$5,840,258
Strategic Equity Allocation	5,803,831	66,838,092	13,821,099	(16,870,256)	(2,429,013)	1,843,796	1,454,913	$721,748	63,203,718
					$(2,428,622)	$1,852,789	$1,573,114	$721,748	$69,043,976
Real Estate Securities Fund
John Hancock Collateral Trust	187,867	—	$27,540,771	$(25,660,381)	$(1,633)	$2,116	$3,804	—	$1,880,873

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Science & Technology Fund
John Hancock Collateral Trust	1,228,209	$9,739,733	$82,687,457	$(80,137,918)	$941	$6,247	$51,240	—	$12,296,460
Strategic Equity Allocation Fund
John Hancock Collateral Trust	17,307,324	$80,031,817	$993,671,078	$(900,579,176)	$(35,599)	$187,618	$1,604,699	—	$173,275,738
U.S. High Yield Bond Fund
John Hancock Collateral Trust	694,972	$12,857,869	$58,598,181	$(64,497,661)	$(7,263)	$6,727	$91,496	—	$6,957,853
U.S. Sector Rotation Fund
John Hancock Collateral Trust	539,665	$4,141,717	$32,613,748	$(31,355,943)	$(466)	$3,905	$43,063	—	$5,402,961
Restricted securities. The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at May 31, 2020:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Health Sciences Fund
Acerta Pharma BV, Class B	2-8-16	$146,475	4,892,850	—	—	4,892,850	0.1%	$463,842
Doximity, Inc.	4-10-14	307,268	63,738	—	—	63,738	0.2%	910,816
JAND, Inc., Class A	4-23-15	194,538	16,938	—	—	16,938	0.1%	330,174
JAND, Inc., Series D	4-23-15	434,397	37,822	—	—	37,822	0.2%	737,268
								$2,442,100
High Yield Fund
KCAD Holdings I, Ltd.	3-21-11	$6,150,520	752,218,031	—	—	752,218,031	0.0%*	$752
MWO Holdings LLC	8-30-16	1,116,559	1,134	—	—	1,134	0.0%*	65,851
New Cotai, Inc., Class B	4-12-13	—	11	—	—	11	0.0%	—
								$66,603
Mid Cap Stock Fund
Coupang LLC	11-20-14	$4,300,618	2,300,670	—	(919,221)	1,381,449	0.6%	$10,830,560
DraftKings, Inc. (Common stock)	12-4-14	3,652,759	819,041	—	—	819,041	1.8%	30,554,073
DraftKings, Inc. (Warrant)	12-4-14	13,933	4,973	—	—	4,973	0.0%*	129,874
Essence Group Holdings Corp.	5-1-14	5,083,384	2,958,957	—	—	2,958,957	0.5%	9,587,021
JAND, Inc., Class A	4-23-15	635,744	57,523	—	—	57,523	0.1%	1,121,302
JAND, Inc., Series D	4-23-15	1,419,614	128,449	—	—	128,449	0.2%	2,503,869
Lookout, Inc., Series F	7-31-14	4,276,874	392,767	—	—	392,767	0.2%	2,769,007
MarkLogic Corp., Series F	4-27-15	6,431,120	580,011	—	—	580,011	0.4%	6,414,922
The Honest Company, Inc., Series C	8-20-14	3,966,620	142,030	—	—	142,030	0.3%	4,611,714
The Honest Company, Inc., Series D	8-3-15	490,560	12,795	—	—	12,795	0.0%*	491,072
The We Company, Inc., Series D1	12-8-14	3,335,927	184,328	—	—	184,328	0.1%	1,292,139
The We Company, Inc., Series D2	12-8-14	3,472,011	161,782	—	—	161,782	0.1%	1,134,092
								$71,439,645
Science & Technology Fund
Airbnb, Inc., Series E	7-14-15	$1,526,562	16,398	—	—	16,398	0.3%	$901,890
DiDi Chuxing, Inc.	10-19-15	460,705	16,798	—	—	16,798	0.3%	684,435
								$1,586,325
*	Less than 0.05%.
For additional information on the funds' significant accounting policies and risks, please refer to the funds' most recent semiannual or annual shareholder report and prospectus.